FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149
                                                     ---------

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end: 2/28
                         ----

Date of reporting period: 11/30/08
                          ---------


Item 1. Schedule of Investments.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3
Franklin Arizona Tax-Free Income Fund ....................................     6
Franklin Colorado Tax-Free Income Fund ...................................    12
Franklin Connecticut Tax-Free Income Fund ................................    16
Franklin Double Tax-Free Income Fund .....................................    20
Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    24
Franklin Federal Limited-Term Tax-Free Income Fund .......................    34
Franklin Florida Tax-Free Income Fund ....................................    43
Franklin Georgia Tax-Free Income Fund ....................................    50
Franklin High Yield Tax-Free Income Fund .................................    54
Franklin Insured Tax-Free Income Fund ....................................    79
Franklin Kentucky Tax-Free Income Fund ...................................    95
Franklin Louisiana Tax-Free Income Fund ..................................    99
Franklin Maryland Tax-Free Income Fund ...................................   103
Franklin Massachusetts Insured Tax-Free Income Fund ......................   107
Franklin Michigan Insured Tax-Free Income Fund ...........................   111
Franklin Minnesota Insured Tax-Free Income Fund ..........................   118
Franklin Missouri Tax-Free Income Fund ...................................   124
Franklin New Jersey Tax-Free Income Fund .................................   130
Franklin North Carolina Tax-Free Income Fund .............................   137
Franklin Ohio Insured Tax-Free Income Fund ...............................   143
Franklin Oregon Tax-Free Income Fund .....................................   155
Franklin Pennsylvania Tax-Free Income Fund ...............................   162
Franklin Virginia Tax-Free Income Fund ...................................   169
Selected Portfolio Abbreviations .........................................   174
Notes to Statements of Investments .......................................   175

                   (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 97.7%
       ALABAMA 89.5%
       Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC
          Insured, 5.625%, 9/01/24 .......................................................   $        2,500,000   $        2,534,925
       Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan,
          Series A, AMBAC Insured, 5.25%, 8/15/24 ........................................            1,755,000            1,764,091
       Alabama State University Revenue, General Tuition and Fee, Assured
          Guaranty, 5.00%, 5/01/38 .......................................................            1,545,000            1,369,055
       Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan,
          Series A, AMBAC Insured, 5.00%, 8/15/23 ........................................            4,435,000            4,291,173
       Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ...................            3,470,000            3,718,903
       Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ............................            2,055,000            1,838,588
       Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 .....................................            2,560,000            2,225,664
       Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 .................................            1,500,000            1,476,540
       Auburn University General Fee Revenue, Auburn University, Series A, FSA
          Insured, 5.00%, 6/01/38 ........................................................           11,000,000            9,951,480
       Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...................................            1,990,000            1,688,057
       Bessemer Governmental Utility Services Corp. Water Supply Revenue,
          Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39 ..........................            3,825,000            3,336,968
       Birmingham Southern College Private Educational Building Authority Tuition
          Revenue, Refunding, 5.35%, 12/01/19 ............................................            1,000,000              839,590
       Butler County IDA Environmental Improvement Revenue, International Paper,
          Series A, 7.00%, 9/01/32 .......................................................            1,000,000              738,310
       Butler County Public Education Cooperative District, Series A, XLCA Insured,
          5.00%, 7/01/37 .................................................................            9,025,000            6,710,719
       Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%,
          1/01/29 .... ...................................................................            4,290,000            3,840,537
       Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded,
          5.875%, 12/01/23 ...............................................................            4,000,000            4,267,520
       Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 .................            2,145,000            2,108,964
       Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%,
          7/01/24 ........................................................................            2,000,000            2,062,900
       DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 .........            7,000,000            5,494,370
       East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory
          Put 9/01/18, Series A, 5.25%, 9/01/36 ..........................................            5,000,000            4,409,150
          Series B, 5.50%, 9/01/33 .......................................................            4,500,000            4,006,215
       Etowah County Board of Education Special Tax, School wts., FSA Insured,
          5.00%, 9/01/24 .................................................................            4,235,000            4,148,818
          9/01/28 ........................................................................            2,000,000            1,894,120
          9/01/33 ........................................................................            2,500,000            2,270,550
       Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ......................            1,500,000            1,391,325
       Fairfield IDB Environmental Improvement Revenue, USX Corp. Project,
          Refunding, 5.45%, 9/01/14 ......................................................            2,000,000            1,919,500
       Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ......................            1,415,000            1,440,371
       Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...............            2,000,000            1,927,780
       Houston County Health Care Authority Revenue,
          AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 ..................................            1,000,000            1,049,040
          AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ...................................            3,150,000            3,307,720
          Series A, AMBAC Insured, 5.25%, 10/01/30 .......................................            5,000,000            4,372,200
       Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
          Pre-Refunded, 5.40%, 6/01/22 ...................................................            4,000,000            4,417,680
          5.50%, 6/01/27 .................................................................            3,820,000            4,231,376


                     Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ALABAMA (CONTINUED)
       Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center,
          MBIA Insured, Pre-Refunded, 5.00%, 10/01/29 ....................................   $        4,000,000   $        4,405,280
          Refunding and Improvement, MBIA Insured, 5.00%, 10/01/33 .......................            8,000,000            7,095,680
       Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%,
          12/01/22 .......................................................................            3,000,000            2,926,320
       Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%,
          1/01/24 ........................................................................            2,000,000            1,099,780
       Jefferson County Sewer Revenue,
          Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%,
             2/01/36 .....................................................................            6,000,000            6,096,360
          wts., ETM, 7.50%, 9/01/13 ......................................................              200,000              218,786
       Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
          Series A, MBIA Insured,
          5.625%, 7/01/21 ................................................................            3,000,000            2,633,820
          5.375%, 7/01/29 ................................................................            3,095,000            2,398,873
          Pre-Refunded, 5.375%, 7/01/29 ..................................................            1,905,000            1,971,256
       Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
          Guaranty, 5.125%, 4/01/33 ......................................................            7,410,000            6,709,459
       Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
          12/01/29 .......................................................................            1,540,000            1,412,781
          12/01/31 .......................................................................            3,910,000            3,509,499
       Madison County Board of Education Capital Outlay GO, Tax Anticipation wts.,
          Series A, AMBAC Insured, 5.00%, 9/01/34 ........................................            1,000,000              861,330
       Madison GO, wts.,
          AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 ....................................            2,410,000            2,607,234
          Refunding, XLCA Insured, 4.75%, 12/01/36 .......................................            2,455,000            2,026,750
       Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
          XLCA Insured, 4.75%, 12/01/31 ..................................................            7,500,000            6,376,275
       Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%,
          2/01/33 ........................................................................            3,000,000            2,466,840
       Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ..            2,170,000            1,798,149
       Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC
          Insured, Pre-Refunded,
          5.10%, 3/01/22 .................................................................            2,265,000            2,422,417
          5.125%, 3/01/31 ................................................................            8,230,000            8,806,511
       Mobile GO, wts., 5.50%, 2/15/30 ...................................................            2,000,000            1,799,420
       Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ............            1,935,000            1,662,862
       Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ................            1,550,000            1,670,016
       Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured,
          5.00%, 5/15/35 .................................................................            2,000,000            1,801,640
       Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ...............            4,275,000            4,447,582
       Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ................................            2,610,000            2,516,588
       Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ...................            1,700,000            1,828,605
       Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,
          5.25%, 5/01/31 .................................................................              705,000              689,518
          Pre-Refunded, 5.25%, 5/01/31 ...................................................              430,000              466,615
       Troy Public Educational Building Authority Dormitory Revenue, Troy University
          Housing LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32 ....................            5,000,000            4,367,200
       Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ..........            2,215,000            2,212,807
       Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 ......................            4,740,000            4,153,899
       University of Alabama at Birmingham Hospital Revenue, Refunding, Series A,
          AMBAC Insured, 5.00%, 9/01/41 ..................................................            9,000,000            7,730,370


                     4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ALABAMA (CONTINUED)
       University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 .......   $        1,940,000   $        2,112,272
       University of North Alabama Revenue,
          General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ...........................            4,395,000            4,477,978
          Student Housing, FGIC Insured, 5.00%, 11/01/29 .................................            2,995,000            2,698,525
       University of South Alabama University Revenues, Facilities, Capital Improvement,
          BHAC Insured, 5.00%, 8/01/38 ...................................................            5,000,000            4,663,600
       Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial
          Hospital, Series A, 5.65%, 11/01/22 ............................................            3,465,000            2,754,121
       Warrior River Water Authority Water Revenue, FSA Insured,
          5.40%, 8/01/29 .................................................................            4,250,000            4,364,835
          5.50%, 8/01/34 .................................................................            4,735,000            4,863,697
                                                                                                                  ------------------
                                                                                                                         230,169,749
                                                                                                                  ------------------
       U.S. TERRITORIES 8.2%
       PUERTO RICO 6.9%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/38 .......................................................            1,000,000              876,250
       Puerto Rico Commonwealth GO, Public Improvement,
          FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ......................................            1,495,000            1,619,593
          FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................            1,885,000            2,036,215
          Refunding, FSA Insured, 5.25%, 7/01/27 .........................................            1,005,000              926,741
          Refunding, FSA Insured, 5.125%, 7/01/30 ........................................            1,115,000              979,974
          Series A, 5.125%, 7/01/31 ......................................................            3,550,000            2,934,039
          Series A, Pre-Refunded, 5.125%, 7/01/31 ........................................            1,450,000            1,570,133
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.50%, 7/01/38 .....            3,350,000            2,703,081
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/27 ............................................              760,000              643,788
          Refunding, Series G, 5.00%, 7/01/26 ............................................            1,000,000              839,470
          Series D, Pre-Refunded, 5.25%, 7/01/27 .........................................            2,305,000            2,507,402
                                                                                                                  ------------------
                                                                                                                          17,636,686
                                                                                                                  ------------------
       VIRGIN ISLANDS 1.3%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
          10/01/13 .......................................................................            1,700,000            1,641,826
          10/01/22 .......................................................................            2,300,000            1,832,801
                                                                                                                  ------------------
                                                                                                                           3,474,627
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                21,111,313
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $270,621,345) 97.7% .......................................                               251,281,062
       OTHER ASSETS, LESS LIABILITIES 2.3% ...............................................                                 5,978,721
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      257,259,783
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 98.2%
       ARIZONA 82.9%
       Arizona Health Facilities Authority Hospital System Revenue,
          John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 ..................   $        3,280,000   $        3,651,526
          Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ....................              785,000              815,168
       Arizona Health Facilities Authority Revenue,
          Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38 ...............           15,000,000           14,309,850
          Banner Health, Series A, 5.00%, 1/01/35 ........................................           10,000,000            7,952,800
          Banner Health, Series D, 5.50%, 1/01/38 ........................................           17,500,000           14,799,400
          Catholic Healthcare West, Series A, 6.625%, 7/01/20 ............................            6,390,000            6,947,336
   (a) Arizona School Facilities Board COP, 5.50%, 9/01/23 ...............................           10,000,000            9,762,400
       Arizona State Board of Regents COP, University of Arizona Main Campus,
          Series A-1, AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25 .......................            2,000,000            2,155,400
       Arizona State Board of Regents University System Revenue, Series C, 6.00%,
          7/01/26 ........................................................................            2,500,000            2,565,775
          7/01/27 ........................................................................            3,000,000            3,072,240
          7/01/28 ........................................................................            3,350,000            3,425,676
       Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC
          Insured, 5.00%, 8/01/33 ........................................................            1,000,000              930,320
       Arizona State University COP,
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
          7/01/24 ........................................................................            1,875,000            2,046,863
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
          7/01/25 ........................................................................            2,640,000            2,881,982
       Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ...........            1,350,000            1,349,960
       Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ...................           17,250,000           15,731,655
       Arizona State University Revenues,
          FGIC Insured, 5.00%, 7/01/23 ...................................................            2,890,000            2,848,731
          FGIC Insured, 5.00%, 7/01/25 ...................................................            2,250,000            2,176,042
          System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 ............................            1,000,000            1,037,950
          System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ...............................            1,895,000            1,741,297
       Arizona Student Loan Acquisition Authority Student Loan Revenue,
          junior sub., Refunding, Series B-1, 6.15%, 5/01/29 .............................            1,000,000              868,670
          Refunding, Senior Series A-1, 5.90%, 5/01/24 ...................................            1,500,000            1,373,205
       Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility,
          Series A, MBIA Insured, 5.00%, 7/01/28 .........................................            7,000,000            5,927,320
       Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
          6.125%, 7/20/41 ................................................................            2,230,000            2,044,241
       Downtown Phoenix Hotel Corp. Revenue,
          Senior Series A, FGIC Insured, 5.00%, 7/01/40 ..................................           26,485,000           15,839,354
          Sub Series B, FGIC Insured, 5.00%, 7/01/36 .....................................           18,995,000           15,906,983
          Sub Series B, FGIC Insured, 5.00%, 7/01/40 .....................................           12,845,000           10,621,659
       Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
          Revenue, sub. lien, MBIA Insured, 5.00%, 10/01/29 ..............................           25,000,000           22,435,000
       Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
          5.00%, 12/01/32 ................................................................            4,025,000            2,777,652
          5.00%, 12/01/42 ................................................................           12,870,000            8,379,013
          Series B, 5.00%, 12/01/37 ......................................................            3,000,000            2,002,890
       Glendale IDAR, Midwestern University, Refunding, 5.00%, 5/15/31 ...................            7,080,000            5,933,252


                     6 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured,
          5.00%, 7/01/33 .................................................................   $        1,000,000   $          909,800
       Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ........            2,000,000            1,981,540
       Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien,
          Series A, 6.25%, 7/01/38 .......................................................           10,000,000            9,698,200
       Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%,
          7/15/32 ........................................................................            8,945,000            8,184,764
       Greater Arizona Development Authority Infrastructure Revenue,
          Series A, MBIA Insured, 5.00%, 8/01/26 .........................................            4,425,000            4,159,987
          Series B, MBIA Insured, 5.00%, 8/01/35 .........................................            9,090,000            8,075,738
       Marana Municipal Property Corp. Municipal Facilities Revenue,
          Refunding, MBIA Insured, 5.25%, 7/01/22 ........................................            1,100,000            1,106,897
          Series A, 5.00%, 7/01/28 .......................................................            3,000,000            2,677,890
       Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35 ..           12,090,000           11,999,688
       Maricopa County IDA,
          MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
             1/01/18 .....................................................................            2,000,000            2,210,680
          MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%,
             12/20/37 ....................................................................              570,000              442,360
          MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ....            1,650,000            1,398,260
          SFMR, GNMA Secured, 6.25%, 12/01/30 ............................................               25,000               24,886
       Maricopa County IDA Health Facility Revenue,
          Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 .................            7,000,000            6,017,200
          Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..................           13,950,000           11,683,125
          Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ..........            8,635,000            8,171,128
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%,
             7/01/16 .....................................................................            1,520,000            1,438,346
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%,
             7/01/21 .....................................................................            9,600,000            8,186,208
          Mayo Clinic, 5.00%, 11/15/36 ...................................................           25,750,000           20,767,117
       Maricopa County IDA Hospital Facility Revenue,
          Mayo Clinic Hospital, 5.25%, 11/15/37 ..........................................           16,000,000           13,488,800
          Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ...........................            3,000,000            2,579,430
          Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ........            1,890,000            2,277,601
       Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding,
          Series A, GNMA Secured, 5.00%, 8/20/35 .........................................            1,725,000            1,388,384
       Maricopa County PCC, PCR, Public Service Co. Palo Verde Project, Series A, AMBAC
          Insured, 5.05%, 5/01/29 ........................................................           11,500,000            7,938,795
       Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B,
          FSA Insured, 5.00%, 7/01/27 ....................................................            5,015,000            4,826,887
       McAllister Academic Village LLC Revenue, Arizona State University Hassayampa,
          Refunding,
          5.25%, 7/01/33 .................................................................            5,000,000            4,432,750
          5.00%, 7/01/38 .................................................................            5,000,000            4,176,200
          Assured Guaranty, 5.25%, 7/01/33 ...............................................            2,525,000            2,204,249
          Assured Guaranty, 5.00%, 7/01/38 ...............................................            3,825,000            3,147,975
       Mesa Utility System Revenue,
          MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 .....................................           10,000,000           11,145,000
          MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .....................................            5,500,000            6,129,750
          Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 .........................            5,000,000            4,251,500
       Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 .....            6,075,000            4,806,297


                     Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Northern Arizona University COP, Northern Arizona University Research Projects,
          AMBAC Insured, 5.00%,
          9/01/27 ........................................................................   $        2,355,000   $        2,134,548
          9/01/30 ........................................................................            6,360,000            5,831,166
       Northern Arizona University System Revenues,
          5.00%, 6/01/38 .................................................................            5,000,000            4,199,050
          AMBAC Insured, 5.00%, 6/01/32 ..................................................            7,380,000            6,514,621
       Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ......................            1,300,000            1,303,107
       Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
          Series A, 5.00%, 7/01/38 .......................................................           10,000,000            8,502,000
          Series B, FGIC Insured, 5.25%, 7/01/22 .........................................            3,000,000            2,595,000
          Series B, FGIC Insured, 5.25%, 7/01/23 .........................................            5,000,000            4,265,050
          Series B, FGIC Insured, 5.25%, 7/01/27 .........................................           15,250,000           12,344,722
       Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic
          Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
          7/01/27 ........................................................................            3,945,000            2,908,925
          7/01/28 ........................................................................            2,000,000            1,461,540
          7/01/29 ........................................................................            2,000,000            1,450,180
          7/01/36 ........................................................................            5,000,000            3,423,850
          7/01/37 ........................................................................            7,000,000            4,784,080
       Phoenix Civic Improvement Corp. Excise Tax Revenue,
          Adams Street Garage Project, senior lien, Series B, Pre-Refunded, 5.35%,
             7/01/24 .....................................................................            2,985,000            3,088,400
          Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%,
             7/01/35 .....................................................................           14,050,000           12,673,381
          Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%,
             7/01/41 .....................................................................            5,000,000            4,432,350
       Phoenix Civic Improvement Corp. Wastewater System Revenue,
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ........................            3,000,000            3,232,590
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ........................            3,670,000            3,954,535
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ........................           24,715,000           26,631,154
          junior lien, MBIA Insured, 5.00%, 7/01/28 ......................................            2,000,000            1,910,940
          junior lien, MBIA Insured, 5.00%, 7/01/29 ......................................            3,405,000            3,210,064
          junior lien, Refunding, FGIC Insured, 5.00%, 7/01/20 ...........................            9,710,000            9,786,612
          junior lien, Refunding, FGIC Insured, 5.125%, 7/01/21 ..........................           10,000,000           10,106,500
          junior lien, Refunding, FGIC Insured, 5.00%, 7/01/24 ...........................            7,050,000            6,929,938
          junior lien, Refunding, FSA Insured, 5.00%, 7/01/37 ............................           25,015,000           22,791,667
          senior lien, Refunding, 5.50%, 7/01/24 .........................................            2,500,000            2,580,650
       Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, FGIC
          Insured, 5.00%, 7/01/26 ........................................................            3,250,000            3,117,725
       Phoenix GO, Various Purpose, Series B, 5.00%, 7/01/27 .............................            8,360,000            8,549,103
       Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
          6.90%, 1/01/23 .................................................................            1,080,000            1,080,227
       Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ........................               10,000                9,967
       Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC Project,
          AMBAC Insured, 5.00%, 9/15/21 ..................................................            4,300,000            4,050,041
          AMBAC Insured, 5.00%, 9/15/28 ..................................................            4,000,000            3,436,720
          AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 ....................................           22,300,000           23,668,105
          Refunding, AMBAC Insured, 5.00%, 9/15/26 .......................................            3,445,000            3,322,806
          Refunding, AMBAC Insured, 5.00%, 9/15/27 .......................................            4,615,000            4,414,155


                     8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Phoenix IDA Student Housing Revenue,
          Downtown Phoenix Student, Series C, AMBAC Insured, 5.00%, 7/01/37 ..............   $       10,000,000   $        8,861,800
          Downtown Phoenix Student LLC, Series A, AMBAC Insured, 5.00%, 7/01/37 ..........           18,400,000           16,305,712
       Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
          6/01/09 ........................................................................              265,000              269,561
       Pima County IDA, SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ...................               30,000               30,059
       Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 ................           15,000,000           12,915,300
       Pinal County Electric District No. 4 Electric System Revenue, 6.00%,
          12/01/23 .......................................................................              525,000              480,653
          12/01/28 .......................................................................              740,000              644,037
          12/01/38 .......................................................................            1,150,000              951,510
       Salt River Project Agricultural Improvement and Power District Electric System
          Revenue, Salt River Project,
          Refunding, Series A, 5.00%, 1/01/23 ............................................            6,000,000            6,001,920
          Refunding, Series A, 5.00%, 1/01/35 ............................................            5,500,000            5,016,935
          Series A, 5.00%, 1/01/37 .......................................................           16,000,000           14,495,360
       Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
          12/01/32 .......................................................................           10,000,000            6,638,700
          12/01/37 .......................................................................           10,000,000            6,404,900
       San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA
          Insured, 5.00%, 7/01/38 ........................................................            8,650,000            7,165,054
       Scottsdale GO, Refunding, 5.00%, 7/01/22 ..........................................            3,000,000            3,043,980
       Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
          Pre-Refunded, 5.70%, 12/01/21 ..................................................            2,000,000            2,213,120
          Pre-Refunded, 5.80%, 12/01/31 ..................................................           14,865,000           16,491,826
          Refunding, Series A, 5.25%, 9/01/30 ............................................            5,000,000            3,941,500
       Scottsdale Municipal Property Corp. Excise Tax Revenue, Pre-Refunded, 5.00%,
          7/01/24 ........................................................................            5,000,000            5,572,500
       Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured,
          5.00%,
          12/01/25 .......................................................................            1,420,000            1,024,743
          12/01/30 .......................................................................            5,160,000            3,496,726
          12/01/35 .......................................................................            2,000,000            1,298,540
       Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue,
          University of Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ......            3,000,000            3,281,550
       Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
          7/01/28 ........................................................................            4,275,000            4,001,956
          7/01/34 ........................................................................           11,510,000           10,320,096
       Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
          5.40%, 11/20/22 ................................................................            1,090,000              926,064
          5.45%, 11/20/32 ................................................................            1,285,000            1,008,892
       Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...           10,000,000            8,203,600
       Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
          AMBAC Insured, 5.00%, 7/15/32 ..................................................            1,000,000              902,470
       Tucson Water Revenue, Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ........            3,000,000            3,073,260
       University Medical Center Corp. Revenue, 5.00%, 7/01/35 ...........................            7,000,000            5,064,710


                    Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       University of Arizona COP,
          Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 .......   $        1,115,000   $        1,139,374
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ........            7,070,000            6,650,254
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ........            7,000,000            6,424,600
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ........            5,565,000            5,018,517
          University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
             6/01/22 .....................................................................            2,250,000            2,441,745
       University of Arizona University Revenues, Arizona Board of Regents System,
          Series A, FGIC Insured, Pre-Refunded, 5.80%, 6/01/24 ...........................            2,000,000            2,094,760
       Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,
          Series A, 6.00%, 8/01/33 .......................................................            2,000,000            1,461,340
          Series B, 5.625%, 8/01/33 ......................................................            2,315,000            1,603,647
          Series B, 5.625%, 8/01/37 ......................................................           12,435,000            8,420,982
       Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..               75,000               75,226
       Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
          5.50%, 8/01/21 .................................................................            2,015,000            2,181,963
       Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
          7/01/25 ........................................................................            3,100,000            3,031,552
                                                                                                                  ------------------
                                                                                                                         801,525,505
                                                                                                                  ------------------
       U.S. TERRITORIES 15.3%
       PUERTO RICO 14.9%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 ......................................................            5,000,000            3,540,250
       Puerto Rico Commonwealth GO,
          Public Improvement, Series A, 5.375%, 7/01/28 ..................................            3,355,000            2,868,693
          Series A, 5.25%, 7/01/37 .......................................................           10,000,000            7,822,400
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................           19,250,000           20,632,535
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................            5,000,000            5,442,400
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Hospital Revenue,
          Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 .............            4,440,000            4,440,133
          Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured,
             6.25%, 7/01/24 ..............................................................            2,790,000            2,765,197
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            8,190,000            6,872,802
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................           21,810,000           23,817,611
          Series I, 5.00%, 7/01/36 .......................................................            7,000,000            5,463,290
          Series I, Pre-Refunded, 5.375%, 7/01/34 ........................................           40,000,000           44,475,600
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.50%, 8/01/29 ...................................................           15,000,000           16,164,600
                                                                                                                  ------------------
                                                                                                                         144,305,511
                                                                                                                  ------------------


                    10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
          10/01/13 .......................................................................   $        2,500,000   $        2,414,450
       Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
          7/01/17 ........................................................................            1,500,000            1,412,910
                                                                                                                  ------------------
                                                                                                                           3,827,360
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                               148,132,871
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $1,044,958,430) 98.2% .....................................                               949,658,376
       OTHER ASSETS, LESS LIABILITIES 1.8% ...............................................                                17,168,048
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      966,826,424
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN COLORADO TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 96.9%
       COLORADO 93.6%
       Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
          MBIA Insured, 5.00%, 2/01/31 ...................................................   $       10,000,000   $        9,039,400
       Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
          12/01/32 .......................................................................           15,000,000           13,935,150
       Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
          5.25%, 10/01/32 ................................................................            1,690,000            1,173,215
          5.25%, 10/01/40 ................................................................            8,200,000            5,461,282
          5.00%, 10/01/43 ................................................................           10,000,000            6,285,000
       Arvada IDR, Wanco Inc. Project, 5.80%, 12/01/17 ...................................              480,000              472,094
       Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 ..........................            4,935,000            5,263,079
       Aurora Hospital Revenue, The Children's Hospital Association Project, Series D, FSA
          Insured, 5.00%, 12/01/33 .......................................................           11,000,000            9,812,220
       Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
          8/01/36 ........................................................................           10,000,000            9,147,600
          8/01/39 ........................................................................           23,000,000           20,914,820
       Boulder County Development Revenue, University Corp. for Atmospheric Research,
          MBIA Insured, 5.00%, 9/01/33 ...................................................            1,500,000            1,300,665
       Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ..........            2,500,000            2,299,500
       Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34            8,655,000            8,369,212
       Broomfield COP,
          Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ..............            1,535,000            1,562,538
          Refunding, AMBAC Insured, 6.00%, 12/01/29 ......................................            2,000,000            2,042,740
       Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC
          Insured, 5.00%, 12/01/27 .......................................................           10,000,000            9,482,900
       Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured,
          5.00%, 12/01/31 ................................................................            7,500,000            6,647,550
       Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC
          Insured, 5.00%, 3/01/37 ........................................................           13,000,000           11,300,250
       Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ...........            6,915,000            6,081,881
       Colorado Educational and Cultural Facilities Authority Revenue,
          James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%,
             8/01/37 .....................................................................            6,060,000            5,186,087
          Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38 ..........            9,000,000            6,763,500
          Student Housing, University of Colorado Foundation Project, AMBAC Insured,
             Pre-Refunded, 5.00%, 7/01/27 ................................................            6,545,000            7,041,046
          Student Housing, University of Colorado Foundation Project, AMBAC Insured,
             Pre-Refunded, 5.00%, 7/01/32 ................................................           10,005,000           10,763,279
       Colorado Health Facilities Authority Revenue,
          Catholic Health Initiatives, Series D, 6.125%, 10/01/28 ........................            2,500,000            2,458,525
          Catholic Health Initiatives, Series D, 6.25%, 10/01/33 .........................            2,000,000            1,947,680
          Evangelical Lutheran Project, 5.25%, 6/01/31 ...................................            4,000,000            3,003,320
          Evangelical Lutheran Project, Series A, 5.25%, 6/01/34 .........................            3,500,000            2,635,885
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
             5.00%, 12/01/25 .............................................................            3,050,000            2,198,562
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
             5.00%, 12/01/26 .............................................................            3,205,000            2,264,044
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
             5.00%, 12/01/27 .............................................................            3,365,000            2,384,237


                    12 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN COLORADO TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Colorado Health Facilities Authority Revenue, (continued)
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
             5.00%, 12/01/30 .............................................................   $        3,000,000   $        2,054,820
          Hospital, Refunding, Series A, FSA Insured, 5.20%, 3/01/31 .....................           10,000,000            7,830,800
          Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
             Pre-Refunded, 5.75%, 5/15/24 ................................................            5,000,000            5,150,300
          Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..............................            8,000,000            8,128,400
          Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 ....................            2,500,000            2,828,475
          Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 .....................            5,500,000            6,203,175
          Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 ..........................            2,000,000            1,393,420
          Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29 ................            4,000,000            2,766,680
       Colorado HFAR,
          MF, Project II, Series A-2, 5.30%, 10/01/23 ....................................            1,645,000            1,480,336
          MF, Project II, Series A-2, 5.375%, 10/01/32 ...................................            3,605,000            3,027,443
          MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 .....................            2,630,000            2,470,491
          MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 .................            1,000,000              880,760
          MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ..............................              475,000              457,230
       Colorado Springs Hospital Revenue,
          6.375%, 12/15/30 ...............................................................            3,785,000            3,448,665
          FSA Insured, 5.00%, 12/15/32 ...................................................           11,250,000            9,991,575
          Pre-Refunded, 6.375%, 12/15/30 .................................................            3,715,000            4,051,022
       Colorado Springs Utilities Revenue, sub. lien, System Improvement, Series B, 5.00%,
          11/15/33 .......................................................................            4,000,000            3,703,360
       Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons
          Academic Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 .............            5,000,000            4,528,200
       Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc.
          Project, Series A, 5.00%, 9/01/37 ..............................................            8,000,000            5,720,720
       Colorado State Higher Education Capital Construction Lease Purchase Financing
          Program COP, 5.50%, 11/01/27 ...................................................            7,275,000            7,074,719
       Colorado Water Resources and Power Development Authority Clean Water Revenue,
          Series A,
          6.15%, 9/01/11 .................................................................              125,000              125,130
          6.30%, 9/01/14 .................................................................               25,000               25,030
       Colorado Water Resources and Power Development Authority Small Water Resource
          Revenue, Series A, FGIC Insured,
          5.80%, 11/01/20 ................................................................              800,000              817,776
          Pre-Refunded, 5.80%, 11/01/20 ..................................................            1,200,000            1,284,360
       Colorado Water Resources and Power Development Authority Water Resources Revenue,
          Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 .....           10,000,000            8,921,000
          East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30             2,590,000            2,312,689
          Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ...............            5,000,000            4,070,100
       Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 .................................           13,975,000           12,473,386
       Denver City and County Airport Revenue,
          Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ...........................            4,500,000            3,967,065
          Series B, Pre-Refunded, 5.50%, 11/15/33 ........................................            5,000,000            5,637,150
          Series D, 7.75%, 11/15/13 ......................................................              740,000              797,172
       Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25             7,000,000            7,561,190
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured, 5.00%, 12/01/30 .......................................................           15,000,000           10,152,900


                    Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

FRANKLIN COLORADO TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Denver Health and Hospital Authority Healthcare Revenue,
          Refunding, Series A, 5.25%, 12/01/31 ...........................................   $        9,250,000   $        6,461,032
          Series A, Pre-Refunded, 6.00%, 12/01/23 ........................................            1,000,000            1,096,730
          Series A, Pre-Refunded, 6.00%, 12/01/31 ........................................            5,400,000            5,922,342
          Series A, Pre-Refunded, 6.25%, 12/01/33 ........................................            3,250,000            3,840,102
       Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured,
          5.00%, 11/01/35 ................................................................            6,375,000            5,721,881
       E-470 Public Highway Authority Revenue,
          Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ...............            3,000,000              472,950
          Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ...............            7,800,000            1,331,694
          Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ...............           14,075,000            2,047,913
          Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/29 ....................            4,575,000            4,857,735
          Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/35 ....................           10,825,000           11,493,985
       El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
          12/20/32 .......................................................................            1,890,000            1,439,254
       El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ...........            1,500,000            1,618,890
       Erie Water Enterprise Revenue, Series A, FSA Insured, 5.00%, 12/01/32 .............           10,000,000            9,105,800
       Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, FGIC Insured,
          5.00%, 10/01/37 ................................................................           12,830,000           10,402,436
       Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
          12/01/19 .......................................................................            1,500,000            1,585,185
          12/01/24 .......................................................................            1,000,000            1,056,790
       La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
          5.75%, 4/01/14 .................................................................            2,090,000            1,972,584
          6.00%, 4/01/19 .................................................................            1,000,000              884,170
          6.10%, 4/01/24 .................................................................            1,000,000              826,820
       Mesa State College Enterprise Revenue,BHAC Insured,5.125%, 5/15/37 ................            5,765,000            5,463,663
       Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
          Pre-Refunded, 5.125%, 6/15/26 ..................................................            6,550,000            7,122,994
          6/15/31 ........................................................................            4,465,000            4,855,598
       Public Authority for Colorado Energy Natural Gas Purpose Revenue,
          6.50%, 11/15/38 ................................................................            9,900,000            8,030,979
       Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded,
          6.00%, 11/01/21 ................................................................            4,300,000            4,630,928
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Refunding, Series A, FSA Insured, 4.50%, 11/01/35 ..............................            5,000,000            4,057,450
          Series A, AMBAC Insured, 5.00%, 11/01/31 .......................................           15,000,000           13,738,950
       Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
          12/01/34 .......................................................................            4,000,000            3,179,320
       Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
          Renewal, MBIA Insured, 5.00%, 12/01/29 .........................................            6,100,000            5,643,415
       Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ..................            7,010,000            6,711,234
       University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 6/01/33 .................................................................            3,570,000            3,886,909
       University of Colorado Enterprise System Revenue, University of Colorado Regents,
          MBIA Insured, 5.00%, 6/01/32 ...................................................            5,000,000            4,589,550
       University of Colorado Hospital Authority Revenue, Series A,
          5.00%, 11/15/37 ................................................................            2,000,000            1,295,620
          5.25%, 11/15/39 ................................................................            3,000,000            2,005,500
          Pre-Refunded, 5.60%, 11/15/25 ..................................................            1,900,000            2,076,681


                    14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN COLORADO TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT          VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding
          and Improvement, AMBAC Insured, 5.00%, 6/01/31 .................................   $        3,000,000   $        2,699,850
       Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ........            5,000,000            5,107,150
       Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 .................            1,555,000            1,571,701
                                                                                                                  ------------------
                                                                                                                         477,378,585
                                                                                                                  ------------------
       U.S. TERRITORIES 3.3%
       PUERTO RICO 2.4%
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          Series B, 5.00%, 7/01/41 .......................................................            5,000,000            3,502,400
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Municipal
          Government, 5.625%, 7/01/22 ....................................................            1,335,000            1,278,129
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            2,120,000            1,779,040
          Series I, Pre-Refunded, 5.375%, 7/01/34 ........................................            5,000,000            5,559,450
                                                                                                                  ------------------
                                                                                                                          12,119,019
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.9%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.40%, 10/01/12 ................................................................            2,500,000            2,442,650
          5.50%, 10/01/22 ................................................................            2,500,000            1,992,175
                                                                                                                  ------------------
                                                                                                                           4,434,825
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                16,553,844
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $548,940,549) ...........                               493,932,429
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 1.3%
       MUNICIPAL BONDS 1.3%
       COLORADO 1.3%
(a) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program,
          Refunding, Series A-8, Daily VRDN and Put, 0.85%, 9/01/35 ......................            3,115,000            3,115,000
          Refunding, Series D-1, Daily VRDN and Put, 0.85%, 7/01/36 ......................              680,000              680,000
          Series A-4, Daily VRDN and Put, 0.85%, 2/01/34 .................................            2,710,000            2,710,000
          Series A-7, Daily VRDN and Put, 0.85%, 7/01/29 .................................              350,000              350,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $6,855,000) ....................................                                 6,855,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $555,795,549) 98.2% .......................................                               500,787,429
       OTHER ASSETS, LESS LIABILITIES 1.8% ...............................................                                 9,155,624
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      509,943,053
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT           VALUE
-----------------------------------------                                                    ------------------   ------------------
       MUNICIPAL BONDS 99.3%
       CONNECTICUT 76.9%
       Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ..............   $        1,000,000   $        1,076,340
       Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC
          Insured, 5.125%, 10/01/26 ......................................................            3,000,000            2,365,380
       Connecticut State Development Authority First Mortgage Gross Revenue, Health Care
          Project, Church Homes Inc., Refunding, 5.80%, 4/01/21 ..........................            4,000,000            3,304,040
          Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured,
             5.625%, 9/01/22 .............................................................            2,000,000            1,801,240
          The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23 .......................              750,000              598,005
          The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%,
             12/01/18 ....................................................................            1,100,000              909,161
       Connecticut State Development Authority PCR, Connecticut Light and Water,
          Refunding, Series A, 5.85%, 9/01/28 ............................................            5,500,000            4,499,715
       Connecticut State Development Authority Revenue, Life Care Facilities, Seabury
          Project, Refunding, Radian Insured, 5.00%, 9/01/21 .............................            2,000,000            1,700,980
       Connecticut State Development Authority Solid Waste Disposal Facilities Revenue,
          PSEG Power LLC Project, Series A, 5.75%, 11/01/37 ..............................            5,000,000            3,528,550
       Connecticut State Development Authority Water Facility Revenue, Bridgeport
          Hydraulic Co.
          Project, 6.15%, 4/01/35 ........................................................            1,000,000              974,470
       Connecticut State GO,
          Series B, FSA Insured, 5.00%, 5/01/26 ..........................................            1,040,000            1,030,411
          Series B, Pre-Refunded, 5.00%, 6/15/20 .........................................           10,000,000           10,745,100
          Series B, Pre-Refunded, 5.00%, 6/15/22 .........................................            2,000,000            2,181,520
          Series C, FSA Insured, 5.00%, 6/01/26 ..........................................            5,000,000            4,936,850
       Connecticut State Health and Educational Facilities Authority Revenue,
          Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 .......................            5,000,000            4,048,700
          Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 ....................            1,000,000              754,140
          Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ..................            3,250,000            3,083,275
          Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ........            1,215,000            1,155,987
          Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 .........            1,000,000              949,380
          Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28 ......            2,250,000            2,310,863
          Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 ....            1,000,000            1,073,650
          Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 .....            3,500,000            2,888,795
          Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
             7/01/25 .....................................................................            2,965,000            2,694,711
          Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
             7/01/30 .....................................................................            2,500,000            1,970,300
          Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded,
             6.00%, 7/01/25 ..............................................................            6,230,000            6,707,903
          Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 .....            8,000,000            8,284,000
          Fairfield University, Series M, 5.00%, 7/01/26 .................................              450,000              417,164
          Fairfield University, Series M, 5.00%, 7/01/34 .................................            1,000,000              877,410
          Fairfield University, Series N, 5.00%, 7/01/29 .................................            7,000,000            6,320,090
          Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 .........            4,210,000            4,533,749
          Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 ..................            5,000,000            4,351,250
          Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ................            3,225,000            2,881,183
          Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 .........            1,000,000              992,130
          Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37 ............            2,500,000            1,905,150
          Loomis Chafee School, Series G, 5.00%, 7/01/30 .................................            3,000,000            2,747,970
          Loomis Chafee School, Series G, 5.00%, 7/01/38 .................................            6,285,000            5,516,470
          Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ......................              400,000              476,452


                    16 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT           VALUE
-----------------------------------------                                                    ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       CONNECTICUT (CONTINUED)
       Connecticut State Health and Educational Facilities Authority Revenue, (continued)
          Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ............   $        1,730,000   $        1,624,539
          Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ............            4,415,000            3,995,884
          New Horizons Village Project, 7.30%, 11/01/16 ..................................            2,905,000            2,908,893
          Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ..................            1,675,000            1,560,665
          Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36 .................            5,000,000            4,525,350
          Quinnipiac University, Series J, MBIA Insured, 5.00%, 7/01/37 ..................           15,000,000           13,499,850
          Quinnipiac University, Series K1, MBIA Insured, 5.00%, 7/01/31 .................            4,000,000            3,623,640
          Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37 .......................            1,170,000            1,071,006
          Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ...            4,000,000            3,332,080
          Sacred Heart University, Series C, 6.50%, 7/01/16 ..............................              205,000              196,714
          Sacred Heart University, Series C, 6.625%, 7/01/26 .............................              785,000              690,023
          Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38 ...................            5,000,000            4,501,700
          Series B, MBIA Insured, 5.00%, 7/01/33 .........................................            2,000,000            1,575,260
          St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .......................            4,615,000            3,685,539
          The William W. Backus Hospital, Series F, FSA Insured, 5.00%, 7/01/28 ..........            1,500,000            1,365,240
          The William W. Backus Hospital, Series F, FSA Insured, 5.125%, 7/01/35 .........            4,025,000            3,558,221
          Trinity College, Refunding, Series J, MBIA Insured, 4.50%, 7/01/37 .............            2,000,000            1,602,740
          Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 .........            5,425,000            5,894,859
          Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ........................            1,855,000            1,767,314
          Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .........            1,000,000              944,430
          Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37 .....................           10,660,000            9,389,328
          Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30 ........            2,000,000            2,144,120
          Yale University, Series Y-1, 5.00%, 7/01/35 ....................................           15,000,000           14,696,850
          Yale University, Series Z-1, 5.00%, 7/01/42 ....................................           10,000,000            9,353,300
          Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 .............           12,500,000           10,260,500
       Connecticut State HFAR,
          Housing Mortgage Finance Program, Refunding, Series E, Sub Series E-2, 5.20%,
             11/15/21 ....................................................................            1,840,000            1,664,961
          Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ....................            2,715,000            2,370,249
(a)       Housing Mortgage Finance Program, Series F, Sub Series F-2,
             5.875%, 11/15/33 ............................................................            5,000,000            4,886,600
(a)       Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38 ....            2,000,000            1,957,480
          Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28 .....            4,650,000            3,673,639
          Special Obligation, Special Needs Housing, Series 1, AMBAC Insured,
             5.00%, 6/15/22 ..............................................................            1,000,000              999,010
          Special Obligation, Special Needs Housing, Series 1, AMBAC Insured,
             5.00%, 6/15/32 ..............................................................            1,000,000              934,430
       Connecticut State Higher Education Supplemental Loan Authority Revenue, Family
          Education Loan Program, Series A,
          AMBAC Insured, 6.00%, 11/15/18 .................................................              570,000              501,372
          MBIA Insured, 5.50%, 11/15/17 ..................................................              430,000              391,373
       Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
          7/01/26 ........................................................................            6,025,000            6,010,781
          7/01/27 ........................................................................            4,060,000            3,997,111
       Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
          Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ..........................            1,000,000            1,087,410
          Series B, AMBAC Insured, 5.00%, 12/01/20 .......................................            5,000,000            5,008,950
          Series B, AMBAC Insured, 5.00%, 12/01/22 .......................................            1,000,000              996,010


                    Quarterly Statements of Investments | 17

Franklin Tax-Free Trust

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT           VALUE
-----------------------------------------                                                    ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       CONNECTICUT (CONTINUED)
       Greater New Haven Water Pollution Control Authority Regional Water Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 11/15/24 .............................   $        3,315,000   $        3,194,898
          Refunding, Series A, MBIA Insured, 5.00%, 8/15/35 ..............................            5,750,000            5,100,422
          Series A, FSA Insured, 5.00%, 11/15/37 .........................................            3,000,000            2,747,040
       New Haven GO, Series C, MBIA Insured,
          ETM, 5.00%, 11/01/22 ...........................................................               25,000               25,992
          Pre-Refunded, 5.00%, 11/01/22 ..................................................            2,975,000            3,276,248
       South Central Regional Water Authority Water System Revenue,
          Eighteenth Series B, MBIA Insured, 5.25%, 8/01/29 ..............................            1,000,000              978,950
          Eighteenth Series B, MBIA Insured, 5.25%, 8/01/32 ..............................            1,000,000              963,220
          Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ............................            3,500,000            3,391,990
          Refunding, Twenty-second Series, FSA Insured, 5.00%, 8/01/38 ...................            5,000,000            4,344,300
          Series A, MBIA Insured, 5.00%, 8/01/33 .........................................            6,000,000            5,482,380
       University of Connecticut Revenue, Student Fee,
          Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 .............................           10,000,000            9,859,900
          Series A, 5.00%, 5/15/23 .......................................................           10,000,000           10,021,700
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ..........................            1,500,000            1,632,225
                                                                                                                  ------------------
                                                                                                                         299,859,170
                                                                                                                  ------------------
       U.S. TERRITORIES 22.4%
       PUERTO RICO 21.0%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 ......................................................            4,000,000            2,832,200
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A,
          6.00%, 7/01/44 .................................................................            1,000,000              871,990
          Assured Guaranty, 5.00%, 7/01/28 ...............................................            2,000,000            1,762,100
       Puerto Rico Commonwealth GO, Public Improvement,
          MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .....................................            1,000,000            1,058,260
          Refunding, FSA Insured, 5.125%, 7/01/30 ........................................              835,000              733,881
          Series A, 5.00%, 7/01/29 .......................................................            1,000,000              816,400
          Series A, 5.125%, 7/01/31 ......................................................            3,195,000            2,640,636
          Series A, 5.00%, 7/01/33 .......................................................              465,000              367,834
          Series A, 5.00%, 7/01/34 .......................................................              280,000              215,746
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...........................            1,000,000            1,097,260
          Series A, Pre-Refunded, 5.125%, 7/01/31 ........................................            1,000,000            1,082,850
          Series A, Pre-Refunded, 5.00%, 7/01/33 .........................................              535,000              591,774
          Series B, 5.00%, 7/01/35 .......................................................            1,895,000            1,464,759
          Series B, Pre-Refunded, 5.00%, 7/01/35 .........................................            3,105,000            3,493,932
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Refunding, Series A, 5.00%, 7/01/38 ............................................              120,000               93,317
          Series G, 5.00%, 7/01/33 .......................................................              400,000              316,328
          Series G, Pre-Refunded, 5.00%, 7/01/33 .........................................              600,000              665,040
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A,
          AMBAC Insured, 5.00%, 7/01/31 ..................................................            5,000,000            4,038,750
       Puerto Rico Electric Power Authority Power Revenue,
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...........................            8,000,000            8,540,160
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................            1,000,000            1,104,140


                    18 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT           VALUE
-----------------------------------------                                                    ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Electric Power Authority Power Revenue, (continued)
          Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..........................   $        1,000,000   $        1,123,000
          Series TT, 5.00%, 7/01/32 ......................................................           18,500,000           14,292,175
          Series WW, 5.50%, 7/01/38 ......................................................            6,700,000            5,406,163
       Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 ......            4,250,000            3,861,550
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A,
          5.15%, 7/01/19 .................................................................            3,595,000            3,360,714
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue,
          University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...............            1,000,000              822,080
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            1,995,000            1,674,144
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            6,005,000            6,557,760
          Series I, 5.00%, 7/01/36 .......................................................            1,000,000              780,470
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 ...................................................            5,000,000            5,197,600
       University of Puerto Rico Revenues, University System, Refunding,
          Series P, 5.00%, 6/01/26 .......................................................            5,000,000            3,915,000
          Series Q, 5.00%, 6/01/36 .......................................................            1,500,000            1,096,605
                                                                                                                  ------------------
                                                                                                                          81,874,618
                                                                                                                  ------------------
       VIRGIN ISLANDS 1.4%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
          10/01/13 .......................................................................            2,500,000            2,414,450
          10/01/22 .......................................................................            2,500,000            1,992,175
       Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
          7/01/21 ........................................................................            1,000,000              866,850
                                                                                                                  ------------------
                                                                                                                           5,273,475
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                87,148,093
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $423,680,896) 99.3% .......................................                               387,007,263
       OTHER ASSETS, LESS LIABILITIES 0.7% ...............................................                                 2,719,302
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      389,726,565
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS 96.4%
       U.S. TERRITORIES 96.4%
       GUAM 4.2%
       Guam Education Financing Foundation COP, 5.00%, 10/01/23 ..........................   $        2,500,000   $        2,154,875
       Guam International Airport Authority Revenue,
          Series A, MBIA Insured, 5.25%, 10/01/20 ........................................            1,725,000            1,721,860
          Series A, MBIA Insured, 5.25%, 10/01/22 ........................................              700,000              685,804
          Series B, MBIA Insured, 5.25%, 10/01/22 ........................................            1,000,000              979,720
          Series B, MBIA Insured, 5.25%, 10/01/23 ........................................            1,000,000              969,870
          Series C, MBIA Insured, 5.25%, 10/01/21 ........................................            5,000,000            4,254,800
          Series C, MBIA Insured, 5.00%, 10/01/23 ........................................            5,000,000            3,997,950
       Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
          5.125%, 10/01/29 ...............................................................            1,975,000            1,665,320
          5.25%, 10/01/34 ................................................................            7,000,000            5,931,240
                                                                                                                  ------------------
                                                                                                                          22,361,439
                                                                                                                  ------------------
       PUERTO RICO 81.2%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 ......................................................            5,000,000            3,540,250
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/38 .......................................................            3,100,000            2,716,375
          Assured Guaranty, 5.125%, 7/01/47 ..............................................           27,000,000           22,395,150
       Puerto Rico Commonwealth GO,
          Public Improvement, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .................            3,000,000            3,174,780
          Public Improvement, Refunding, Series A, 5.50%, 7/01/18 ........................            2,395,000            2,285,093
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ........................           10,000,000            8,410,300
          Public Improvement, Series A, 5.375%, 7/01/28 ..................................            1,300,000            1,111,565
          Public Improvement, Series A, 5.00%, 7/01/34 ...................................            1,800,000            1,386,936
          Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31 ....................            3,315,000            2,732,521
          Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ......            1,685,000            1,817,947
          Public Improvement, Series B, 5.00%, 7/01/35 ...................................            1,825,000            1,410,652
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 ..............            3,500,000            3,298,155
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/28 ..............            1,195,000            1,119,201
          Series A, 5.25%, 7/01/29 .......................................................           21,250,000           17,342,337
          Series A, 5.25%, 7/01/30 .......................................................            8,575,000            7,009,462
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/32 ..............................            5,500,000            4,811,730
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/33 ..............................            5,000,000            4,354,000
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ..............................            5,000,000            4,321,900
          Series Y, Pre-Refunded, 5.50%, 7/01/36 .........................................           11,850,000           13,731,306
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Refunding, Series H, 5.00%, 7/01/35 ............................................               20,000               15,772
          Refunding, Series M, 5.00%, 7/01/37 ............................................            5,455,000            4,179,785
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..............................           20,720,000           16,712,338
          Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................           10,000,000           10,718,200
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................           11,990,000           13,050,875
          Series H, Pre-Refunded, 5.00%, 7/01/35 .........................................               80,000               88,672
          Series K, Pre-Refunded, 5.00%, 7/01/40 .........................................            9,500,000           10,698,805


                    20 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          5.00%, 7/01/37 .................................................................   $       15,250,000   $       11,020,260
          Series B, 5.00%, 7/01/31 .......................................................            7,500,000            5,664,675
          Series B, 5.00%, 7/01/37 .......................................................            9,000,000            6,503,760
          Series B, 5.00%, 7/01/41 .......................................................            7,920,000            5,547,802
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A,
          AMBAC Insured, 5.00%, 7/01/31 ..................................................           20,000,000           16,155,000
          CIFG Insured, 5.00%, 7/01/27 ...................................................              900,000              741,996
       Puerto Rico Electric Power Authority Power Revenue,
          Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 .............................            6,500,000            5,470,075
          Refunding, Series UU, FSA Insured, 5.00%, 7/01/24 ..............................            2,000,000            1,831,500
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...........................            1,605,000            1,713,370
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................           15,500,000           17,114,170
          Series NN, Pre-Refunded, 5.125%, 7/01/29 .......................................            4,155,000            4,627,756
          Series RR, FGIC Insured, 5.00%, 7/01/22 ........................................            7,000,000            6,201,160
          Series TT, 5.00%, 7/01/27 ......................................................            5,000,000            4,035,950
          Series TT, 5.00%, 7/01/32 ......................................................           24,300,000           18,772,965
          Series TT, 5.00%, 7/01/37 ......................................................            2,235,000            1,675,468
       Puerto Rico HFAR,
          Capital Fund Program, 4.60%, 12/01/24 ..........................................            3,425,000            2,765,790
          Capital Fund Program, Pre-Refunded, 4.60%, 12/01/24 ............................            6,575,000            7,034,395
          Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 .....................            8,500,000            7,723,100
       Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ................           10,610,000            9,109,215
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Hospital Revenue,
          Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .............            2,500,000            2,447,450
          Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ..............              500,000              477,410
          Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured, 6.25%,
             7/01/24 .....................................................................            8,445,000            8,369,924
          Mennonite General Hospital Project, 5.625%, 7/01/17 ............................              575,000              475,703
          Mennonite General Hospital Project, 5.625%, 7/01/27 ............................            1,950,000            1,326,800
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue,
          Guaynabo Municipal Government, 5.625%, 7/01/15 .................................            5,355,000            5,356,446
          Guaynabo Municipal Government, 5.625%, 7/01/22 .................................            3,160,000            3,025,384
          Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...................................            1,250,000            1,168,538
          Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ...................................            4,120,000            3,659,137
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue,
          Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ...........            2,000,000            1,838,400
          Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ............            7,850,000            6,670,145
          Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ................            5,970,000            5,390,492
          International American University of Puerto Rico Project, MBIA Insured, 4.25%,
             10/01/24 ....................................................................            1,000,000              771,620
          International American University of Puerto Rico Project, MBIA Insured, 4.375%,
             10/01/25 ....................................................................            1,000,000              774,900
          International American University of Puerto Rico Project, MBIA Insured, 4.50%,
             10/01/29 ....................................................................            3,750,000            2,844,075
          University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...............            6,000,000            4,932,480


                    Quarterly Statements of Investments | 21

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, Pre-Refunded,
          5.50%, 8/01/23 .................................................................   $        7,400,000   $        7,697,332
       Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
          8/01/27 ........................................................................            5,500,000            4,757,005
          8/01/30 ........................................................................           12,000,000           10,188,480
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            3,430,000            2,878,353
          Refunding, Series N, 5.00%, 7/01/32 ............................................            5,000,000            3,872,100
          Refunding, Series N, 5.00%, 7/01/37 ............................................           10,000,000            7,621,900
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            9,070,000            9,904,893
          Series I, 5.25%, 7/01/33 .......................................................            4,450,000            3,617,271
          Series I, 5.00%, 7/01/36 .......................................................            4,000,000            3,121,880
          Series I, Pre-Refunded, 5.25%, 7/01/33 .........................................               50,000               55,278
          Series I, Pre-Refunded, 5.375%, 7/01/34 ........................................            5,000,000            5,559,450
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ........            1,250,000            1,219,800
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.50%, 8/01/29 ...................................................            9,000,000            9,698,760
       Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%, 8/01/57 .           15,000,000           11,926,950
                                                                                                                  ------------------
                                                                                                                         427,790,870
                                                                                                                  ------------------
       VIRGIN ISLANDS 11.0%
       Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
          6.45%, 3/01/16 .................................................................              150,000              139,362
          6.50%, 3/01/25 .................................................................              390,000              368,066
       Virgin Islands PFAR,
          Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ................            5,000,000            4,021,250
          Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ................            9,220,000            6,970,597
          Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ........            2,500,000            1,967,275
          Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28 .......            3,695,000            3,291,839
          senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .............            3,000,000            2,562,300
          senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .............            6,750,000            5,378,872
          senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ............            3,950,000            3,082,106
          senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 ...............            2,000,000            1,676,180
       Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
          5.25%, 9/01/18 .................................................................            3,930,000            3,987,771
          5.00%, 9/01/23 .................................................................           10,000,000            9,507,800
       Virgin Islands Water and Power Authority Electric System Revenue,
          Refunding, 5.30%, 7/01/18 ......................................................            4,175,000            3,793,948
          Refunding, 5.30%, 7/01/21 ......................................................            1,000,000              866,850
          Series A, 5.00%, 7/01/31 .......................................................            3,000,000            2,323,980
       Virgin Islands Water and Power Authority Water System Revenue, Refunding,
          5.25%, 7/01/12 .................................................................            4,000,000            4,011,800
          5.50%, 7/01/17 .................................................................            4,000,000            3,767,760
                                                                                                                  ------------------
                                                                                                                          57,717,756
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $579,252,042) ...........                               507,870,065
                                                                                                                  ------------------


                    22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       SHORT TERM INVESTMENTS (COST $1,008,892) 0.2%
       MUNICIPAL BONDS 0.2%
       U.S. TERRITORIES 0.2%
       PUERTO RICO 0.2%
       Puerto Rico Commonwealth TRAN, Series A, Sub Series A2, 3.00%, 7/30/09 ............   $        1,000,000   $        1,010,510
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $580,260,934) 96.6% .......................................                               508,880,575
       OTHER ASSETS, LESS LIABILITIES 3.4% ...............................................                                17,833,879
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      526,714,454
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS 96.1%
       ALABAMA 5.8%
       Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
          Series B, AMBAC Insured,
          4.625%, 8/15/13 ................................................................   $        5,900,000   $        6,097,178
          4.125%, 2/15/14 ................................................................            3,000,000            3,067,800
       East Alabama Health Care Authority Health Care Facilities Revenue,
          Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 ................................           10,000,000            8,818,300
          Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33 ................................           13,500,000           12,018,645
          Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/13 ..................            1,925,000            1,987,158
          Tax Anticipation Bond, Series A, MBIA Insured, 4.625%, 9/01/14 .................            2,010,000            2,068,431
          Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/15 ..................            2,100,000            2,139,417
       Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
          5.00%, 6/01/17 .................................................................            2,900,000            3,039,055
          Pre-Refunded, 4.80%, 6/01/13 ...................................................            2,400,000            2,603,592
       Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%,
          4/01/17 ........................................................................            2,195,000            1,745,947
       Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 .            2,000,000            1,101,400
       Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ...................              600,000              645,390
       University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 .....            4,070,000            4,400,362
                                                                                                                  ------------------
                                                                                                                          49,732,675
                                                                                                                  ------------------
       ARIZONA 6.1%
       Arizona Health Facilities Authority Revenue,
          Banner Health, Series D, 5.50%, 1/01/22 ........................................            5,000,000            4,636,100
          Banner Health, Series D, 5.00%, 1/01/23 ........................................            5,000,000            4,326,450
          Series A, 5.00%, 1/01/22 .......................................................            8,000,000            6,996,320
       (a) Arizona School Facilities Board COP, 5.25%, 9/01/19 ...........................           10,000,000           10,067,400
       Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ...            5,000,000            5,128,000
       Arizona State Board of Regents Arizona State University System Revenue, Series C,
          5.75%,
          7/01/20 ........................................................................              500,000              521,665
          7/01/21 ........................................................................              500,000              516,325
       Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
          9/01/16 ........................................................................            2,505,000            2,670,756
       Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 ........            5,605,000            4,669,974
       Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
          FGIC Insured, 4.75%, 7/01/12 ...................................................            4,000,000            4,223,200
       Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18 ..            2,000,000            2,195,040
       Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ........................              715,000              718,517
       Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%,
          9/01/21 ........................................................................            4,000,000            3,405,000
       Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
          7/01/15 ........................................................................            1,000,000            1,017,570
          7/01/16 ........................................................................            1,000,000            1,007,470
                                                                                                                  ------------------
                                                                                                                          52,099,787
                                                                                                                  ------------------
       ARKANSAS 0.8%
       Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
          Corrections, Series B, FSA Insured, 5.00%,
          11/01/17 .......................................................................            1,955,000            2,056,289
          11/01/19 .......................................................................            1,065,000            1,091,838


                    24 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARKANSAS (CONTINUED)
       Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
          6.20%, 8/01/17 .................................................................   $        1,105,000   $        1,006,036
       University of Arkansas University Revenues, Student Fee University of Arkansas at
          Fort Smith, FSA Insured, 4.75%, 12/01/15 .......................................            2,295,000            2,371,928
                                                                                                                  ------------------
                                                                                                                           6,526,091
                                                                                                                  ------------------
       CALIFORNIA 6.1%
       California Health Facilities Financing Authority Revenue,
          Catholic Healthcare West, Series L, 5.125%, 7/01/22 ............................           10,000,000            9,099,900
          Providence Health and Services, Series C, 6.00%, 10/01/18 ......................              500,000              520,665
          Scripps Health, Series A, 5.00%, 10/01/21 ......................................            5,000,000            4,469,650
       California State Department of Water Resources Power Supply Revenue, Series A,
          Pre-Refunded, 5.125%, 5/01/18 ..................................................            3,000,000            3,329,310
       California State GO,
          Refunding, 5.00%, 2/01/17 ......................................................            3,000,000            3,057,210
          Various Purpose, 5.25%, 11/01/17 ...............................................           10,000,000           10,309,000
          Various Purpose, XLCA Insured, 5.00%, 11/01/22 .................................            4,805,000            4,532,941
       California Statewide CDA Revenue, Enloe Medical Center, Series A, California
          Mortgage Insured,
          5.25%, 8/15/19 .................................................................            1,990,000            1,934,320
          5.375%, 8/15/20 ................................................................            1,650,000            1,577,004
       Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA
          Insured, 4.25%, 7/01/17 ........................................................            4,000,000            3,963,040
       Los Angeles USD, GO, Series A, MBIA Insured, 4.25%, 7/01/16 .......................            2,500,000            2,527,925
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital
          Appreciation, Refunding, Series A, 5.65%, 1/15/17 ..............................            3,000,000            2,715,930
       Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ...            2,870,000            3,022,770
       Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 .............................            1,000,000            1,114,460
                                                                                                                  ------------------
                                                                                                                          52,174,125
                                                                                                                  ------------------
       COLORADO 3.3%
       Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA
          Insured, 4.375%, 9/01/17 .......................................................           17,000,000           13,997,460
       Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16             3,000,000            3,255,120
       E-470 Public Highway Authority Revenue, Series D1, MBIA Insured, 5.50%, 9/01/24 ...            8,000,000            6,623,680
       Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18             5,000,000            4,361,400
                                                                                                                  ------------------
                                                                                                                          28,237,660
                                                                                                                  ------------------
       FLORIDA 9.4%
       Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 ............            5,915,000            6,156,687
       Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 .........            1,000,000            1,035,780
       Collier County School Board COP, FSA Insured, 5.00%, 2/15/22 ......................            5,075,000            4,867,128
       Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
          FGIC Insured, 5.00%, 3/01/19 ...................................................            5,000,000            4,987,700
       Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18             6,500,000            6,057,675
       Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13            3,000,000            3,000,180
       Marion County Public Improvement Revenue, Refunding, MBIA Insured,
          4.20%, 12/01/12 ................................................................            1,400,000            1,448,384
          4.30%, 12/01/13 ................................................................            1,800,000            1,850,544


                    Quarterly Statements of Investments | 25

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Orange County School Board COP, Series B, FGIC Insured, 5.00%,
          8/01/18 ........................................................................   $        5,150,000   $        5,231,525
          8/01/19 ........................................................................            5,985,000            5,992,122
       Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
          10/01/14 .......................................................................            5,000,000            5,092,250
       Palm Beach County School Board COP, Series E, MBIA Insured, 5.00%, 8/01/21 ........            6,060,000            6,020,307
       Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
          FSA Insured, 5.00%,
          10/01/22 .......................................................................            9,490,000            9,230,828
          10/01/24 .......................................................................           10,455,000            9,872,447
       South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
          Florida Group, 5.00%, 8/15/19 ..................................................            5,000,000            4,726,650
       Tampa Bay Water Utility System Revenue,
          FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ....................................            1,000,000            1,099,090
          Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ..........................            3,400,000            3,619,946
                                                                                                                  ------------------
                                                                                                                          80,289,243
                                                                                                                  ------------------
       GEORGIA 0.7%
       Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty,
          5.25%,
          12/01/20 .......................................................................            1,500,000            1,223,100
          12/01/21 .......................................................................            1,000,000              798,500
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
          12/01/13 .......................................................................            1,020,000              936,676
       South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16            2,650,000            2,786,846
                                                                                                                  ------------------
                                                                                                                           5,745,122
                                                                                                                  ------------------
       HAWAII 0.3%
       Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser
          Permanente, Series A, ETM, 5.10%, 3/01/14 ......................................            2,500,000            2,544,450
                                                                                                                  ------------------
       ILLINOIS 1.3%
       Southwestern Illinois Development Authority Revenue, Local Government Program,
          Edwardsville Community, FSA Insured, 5.00%, 12/01/19 ...........................           11,005,000           11,318,092
                                                                                                                  ------------------
       KENTUCKY 0.3%
       Kentucky Economic Development Finance Authority Hospital System Revenue,
          Appalachian Regional Health Center Facility, Refunding and Improvement,
          5.70%, 10/01/10 ................................................................            1,000,000              974,950
          5.75%, 10/01/11 ................................................................            1,500,000            1,438,065
                                                                                                                  ------------------
                                                                                                                           2,413,015
                                                                                                                  ------------------
       LOUISIANA 3.2%
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
          AMBAC Insured, 5.00%, 6/01/19 ..................................................           20,000,000           17,433,600
       New Orleans GO, Radian Insured, 5.00%, 12/01/25 ...................................            7,915,000            6,101,594
       St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ....            4,000,000            3,877,240
                                                                                                                  ------------------
                                                                                                                          27,412,434
                                                                                                                  ------------------


                    26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND 1.2%
       Maryland State EDC Student Housing Revenue, University of Maryland College Park
          Projects, Refunding, CIFG Insured, 5.00%,
          6/01/19 ........................................................................   $        1,445,000   $        1,320,383
          6/01/20 ........................................................................            1,000,000              893,120
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Peninsula Regional Medical Center, 5.00%, 7/01/18 ..............................            1,600,000            1,484,608
          Peninsula Regional Medical Center, 5.00%, 7/01/19 ..............................            1,430,000            1,301,200
          Peninsula Regional Medical Center, 5.00%, 7/01/20 ..............................            1,000,000              891,350
          Washington County Hospital, 5.25%, 1/01/22 .....................................            1,000,000              760,640
          Washington County Hospital, 5.25%, 1/01/23 .....................................            1,250,000              935,925
          Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19 .....            3,020,000            2,880,416
                                                                                                                  ------------------
                                                                                                                          10,467,642
                                                                                                                  ------------------
       MASSACHUSETTS 1.8%
       Massachusetts Educational Financing Authority Education Loan Revenue, Series H,
          Assured Guaranty, 6.125%, 1/01/22 ..............................................            7,500,000            7,324,350
       Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .....            3,000,000            3,028,560
       Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup,
          Series B-2, MBIA Insured, 5.375%, 2/01/26 ......................................            1,720,000            1,491,653
       Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden
          Haverhill Project, Refunding, Series A, 5.20%, 12/01/08 ........................            2,000,000            2,000,000
       Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
          5.50%, 10/01/12 ................................................................            1,435,000            1,446,480
                                                                                                                  ------------------
                                                                                                                          15,291,043
                                                                                                                  ------------------
       MICHIGAN 8.3%
       Detroit GO,
          Series A-1, MBIA Insured, 5.00%, 4/01/19 .......................................            5,000,000            4,533,400
          Series B, FSA Insured, 5.00%, 4/01/18 ..........................................            2,635,000            2,452,394
          Series B, FSA Insured, 5.00%, 4/01/19 ..........................................            2,515,000            2,276,075
       Michigan Municipal Bond Authority Revenue,
          Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured,
             5.00%, 12/01/17 .............................................................            1,000,000            1,055,930
          Local Government LoanProgram,Group A,Refunding, Series B,AMBAC Insured, 5.00%,
             12/01/18 ....................................................................            1,000,000            1,039,270
          School District City of Detroit, FSA Insured, 5.00%, 6/01/17 ...................           10,000,000           10,439,000
       Michigan State GO, Refunding, Series A, 5.25%, 11/01/22 ...........................           10,000,000           10,030,200
       Michigan State Hospital Finance Authority Revenue,
          Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 .            1,200,000            1,266,108
          Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%,
             12/01/34 ....................................................................           10,000,000           10,279,600
       Michigan State Strategic Fund Limited Obligation Revenue, Michigan House Republic
          Facilities, Series A, Assured Guaranty, 5.25%,
          10/15/22 .......................................................................            4,000,000            4,008,880
          10/15/23 .......................................................................            1,000,000              990,780
       Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
          Senior Series A, 5.25%, 6/01/22 ................................................           10,000,000            8,326,800


                    Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
          Refunding, MBIA Insured, 4.25%, 9/01/13 ........................................   $        1,245,000   $        1,287,940
       South Lyon Community Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/16 ..........            3,040,000            3,279,704
       Wayne-Westland Community Schools GO, Refunding,
          4.50%, 5/01/12 .................................................................            1,035,000            1,089,079
          4.625%, 5/01/13 ................................................................            1,095,000            1,161,926
          FSA Insured, 5.00%, 5/01/16 ....................................................            2,825,000            3,004,416
       Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%,
          1/01/17 ........................................................................            4,290,000            4,316,255
                                                                                                                  ------------------
                                                                                                                          70,837,757
                                                                                                                  ------------------
       MINNESOTA 2.1%
       Chaska ISD No. 112 GO, Refunding, Series A, 5.00%, 2/01/16 ........................            4,000,000            4,059,720
       Minneapolis GO, Various Purpose,
          5.00%, 12/01/17 ................................................................            2,480,000            2,561,344
          Pre-Refunded, 5.00%, 12/01/17 ..................................................              520,000              563,228
       Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
          4.625%, 2/01/17 ................................................................            1,000,000            1,013,390
       Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
          2/01/14 ........................................................................            2,340,000            2,461,259
          2/01/15 ........................................................................            2,425,000            2,535,071
          2/01/16 ........................................................................            2,460,000            2,553,726
       Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ..............            2,215,000            2,300,432
                                                                                                                  ------------------
                                                                                                                          18,048,170
                                                                                                                  ------------------
       MISSOURI 2.9%
       Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 .................            1,675,000            1,330,905
       Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building,
          MBIA Insured, 5.00%, 3/01/16 ...................................................            2,000,000            2,114,000
       Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Refunding, 5.00%,
          12/01/08 .......................................................................            1,060,000            1,060,000
       Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum
          Point Project, MBIA Insured, 5.00%,
          1/01/17 ........................................................................            1,500,000            1,507,935
          1/01/19 ........................................................................            1,000,000              958,440
       Southeast Missouri State University System Facilities Revenue, Refunding and
          Improvement, MBIA Insured,
             4.375%, 4/01/12 .............................................................              335,000              346,109
             4.50%, 4/01/14 ..............................................................              545,000              559,148
             4.60%, 4/01/15 ..............................................................            1,360,000            1,390,654
             4.70%, 4/01/16 ..............................................................            1,165,000            1,187,834
       Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 ..................           15,245,000           14,455,614
                                                                                                                  ------------------
                                                                                                                          24,910,639
                                                                                                                  ------------------
       NEVADA 0.6%
       Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%,
          6/15/19 ........................................................................            5,000,000            4,983,300
                                                                                                                  ------------------
       NEW JERSEY 2.9%
       Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
          Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A,
          6.85%, 12/01/29 ................................................................            2,625,000            2,648,730


                    28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
          Series 1, 5.90%, 1/01/15 .......................................................   $          780,000   $          717,062
       New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
          6/15/17 ........................................................................            5,000,000            5,160,700
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation
          System,
          Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ..............................           10,000,000           10,371,800
          Series D, FSA Insured, 5.00%, 6/15/19 ..........................................            5,630,000            5,632,984
                                                                                                                  ------------------
                                                                                                                          24,531,276
                                                                                                                  ------------------
       NEW YORK 13.1%
       Erie County IDA School Facility Revenue, City School District Buffalo Project,
          Series A, FSA Insured, 5.75%, 5/01/22 ..........................................            5,000,000            5,127,500
       Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ......            1,560,000            1,651,291
       Long Island Power Authority Electric System Revenue, General,
          Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .............................            7,000,000            6,843,760
          Series E, FGIC Insured, 5.00%, 12/01/18 ........................................            8,500,000            8,466,935
       MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%,
          7/01/11 ........................................................................            2,215,000            2,243,707
       MTA Revenue, Transportation,
          Series A, FSA Insured, 5.00%, 11/15/20 .........................................            5,000,000            4,894,250
          Series C, 5.00%, 11/15/16 ......................................................            1,150,000            1,181,855
          Series C, 5.75%, 11/15/18 ......................................................           15,000,000           15,848,850
          Series F, 5.00%, 11/15/15 ......................................................            1,250,000            1,299,775
       MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ............            1,500,000            1,543,980
       New York City GO,
          Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 .............................                5,000                5,207
          Refunding, Series G, 5.00%, 8/01/21 ............................................            7,000,000            6,795,040
          Refunding, Series H, 5.00%, 8/01/17 ............................................            4,330,000            4,428,205
          Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ..........................            1,245,000            1,339,072
          Series D1, 5.00%, 12/01/21 .....................................................            5,000,000            4,851,250
          Series F, 4.75%, 1/15/16 .......................................................            3,000,000            3,048,030
          Series H, 5.00%, 8/01/16 .......................................................            3,000,000            3,105,870
          Series J, Sub Series J-1, FSA Insured, 5.00%, 6/01/20 ..........................           10,000,000           10,080,800
          Series O, 5.00%, 6/01/19 .......................................................            5,000,000            5,010,950
       New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ....            4,500,000            4,693,140
       New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B,
          FHA Insured, 4.25%, 8/01/14 ....................................................            2,355,000            2,365,197
       New York State Dormitory Authority Revenues, State Supported Debt, 2008, Mental
          Health, Refunding, Series D, MBIA Insured, 5.00%, 8/15/17 ......................              190,000              190,771
       New York State Energy Research and Development Authority PCR, New York State
          Electric and Gas, MBIA Insured, 4.10%, 3/15/15 .................................            7,000,000            7,100,590
       New York State Thruway Authority General Revenue, Refunding, Series H, FGIC
          Insured, 5.00%, 1/01/22 ........................................................           10,000,000            9,792,900
                                                                                                                  ------------------
                                                                                                                         111,908,925
                                                                                                                  ------------------
       NORTH CAROLINA 5.6%
       Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
          8/01/15 ........................................................................              915,000              988,694
          8/01/17 ........................................................................            1,020,000            1,102,151
          8/01/19 ........................................................................            1,030,000            1,112,956


                    Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ..........................   $        4,000,000   $        4,165,160
       Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Series A, FSA Insured, 5.00%, 1/15/22 .......................           10,000,000            9,727,600
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ..........................           15,000,000           13,942,950
          Refunding, Series D, 6.00%, 1/01/09 ............................................              200,000              200,486
          Series D, 6.45%, 1/01/14 .......................................................            1,000,000            1,032,560
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
          Catawba Electric, Refunding, Series A, 5.25%, 1/01/20 ..........................            4,500,000            4,392,810
          Refunding, Series B, 6.50%, 1/01/09 ............................................            5,000,000            5,019,000
       Wake County GO, Public Improvement, 4.50%, 3/01/14 ................................            6,400,000            6,670,272
                                                                                                                  ------------------
                                                                                                                          48,354,639
                                                                                                                  ------------------
       OHIO 5.4%
       Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
          12/01/14 .......................................................................            1,000,000            1,025,740
       Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 ........................            2,180,000            2,250,370
       American Municipal Power Inc. Revenue, Refunding, 5.25%,
          2/15/20 ........................................................................            6,000,000            6,021,240
          2/15/21 ........................................................................           11,500,000           11,336,240
       Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior
          Current Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24 ..................            4,890,000            3,672,781
       Cleveland Municipal School District GO, FSA Insured, 5.00%,
          12/01/14 .......................................................................            1,915,000            2,074,366
          12/01/15 .......................................................................            1,510,000            1,616,863
          12/01/16 .......................................................................            1,400,000            1,482,600
       Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services,
          Refunding,
          5.40%, 7/01/10                                                                                775,000              760,895
          5.50%, 7/01/11                                                                                500,000              485,065
       Lake Local School District Wood County GO, MBIA Insured,
          5.20%, 12/01/17 ................................................................              375,000              390,049
          Pre-Refunded, 5.20%, 12/01/17 ..................................................            2,190,000            2,405,255
       Lakewood City School District GO, School Improvement, Refunding, FSA Insured,
          4.50%, 12/01/22 ................................................................            2,900,000            2,717,793
       Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ..............            1,360,000            1,416,046
       Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
          12/01/15 .......................................................................            2,670,000            2,902,770
       Nordonia Hills City School District GO, School Improvement, Refunding, FGIC
          Insured, 4.50%,
             12/01/21 ....................................................................            2,360,000            2,209,904
       University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
          1/01/14 ........................................................................            2,000,000            2,114,640
       Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ....................................            1,275,000            1,344,169
                                                                                                                  ------------------
                                                                                                                          46,226,786
                                                                                                                  ------------------
       OREGON 1.7%
       Oregon State Department of Administrative Services COP, Series A, FGIC Insured,
          5.00%, 11/01/19 ................................................................            2,340,000            2,428,101
       Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
          6/15/18 ........................................................................            3,135,000            3,312,065
          6/15/19 ........................................................................            3,290,000            3,421,765


                    30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Salem Water and Sewer Revenue,
          MBIA Insured, 4.10%, 6/01/16 ...................................................   $        1,035,000   $        1,038,798
          Refunding, FSA Insured, 4.375%, 6/01/11 ........................................            2,160,000            2,253,074
          Refunding, FSA Insured, 4.50%, 6/01/12 .........................................            2,250,000            2,366,528
                                                                                                                  ------------------
                                                                                                                          14,820,331
                                                                                                                  ------------------
       PENNSYLVANIA 2.4%
       Allegheny County Hospital Development Authority Revenue, University of Pittsburgh
          Medical Center, Series B, 5.00%, 6/15/18 .......................................            5,000,000            4,727,850
       Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured,
          4.35%, 12/01/13 ................................................................            5,000,000            5,140,050
       Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series C, Sub
          Series C-1, Assured Guaranty, 6.00%, 6/01/23 ...................................           10,000,000           10,532,200
                                                                                                                  ------------------
                                                                                                                          20,400,100
                                                                                                                  ------------------
       SOUTH CAROLINA 0.9%
       Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
          AMBAC Insured, 5.25%, 1/01/10 ..................................................            1,000,000            1,022,480
       Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured,
          4.00%, 1/01/14 .................................................................            2,000,000            2,058,360
       Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens
          County Project, FSA Insured, 5.00%, 12/01/18 ...................................            5,000,000            5,115,700
                                                                                                                  ------------------
                                                                                                                           8,196,540
                                                                                                                  ------------------
       TENNESSEE 0.5%
       Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%, 2/01/22 ..........            6,500,000            4,468,490
                                                                                                                  ------------------
       TEXAS 6.6%
       Dallas County Utility and Reclamation District GO, Refunding,
          Series A, AMBAC Insured, 5.15%, 2/15/21 ........................................            3,025,000            2,815,458
          Series B, AMBAC Insured, 5.15%, 2/15/21 ........................................            8,025,000            7,469,109
       Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
          10/01/19                                                                                   10,000,000            9,881,300
       Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA
          Insured, 5.00%, 2/15/22 ........................................................            4,165,000            3,944,463
       Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment,
          Series B, AMBAC Insured, 5.00%, 9/01/11 ........................................            6,000,000            6,320,100
       Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
          8/01/19 ........................................................................            1,000,000            1,014,600
       Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
          11/01/10 .......................................................................            2,500,000            2,478,300
       Sabine River Authority PCR, Southwestern Electric Co., Refunding, MBIA Insured,
          4.95%, 3/01/18 .................................................................           15,000,000           13,873,800
       Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
          Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ..........................            1,500,000            1,578,060
       Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
          Center, Refunding and Improvement, Series A, 5.25%,
          11/01/22 .......................................................................            5,000,000            3,734,850
          11/01/23 .......................................................................            5,000,000            3,677,750
                                                                                                                  ------------------
                                                                                                                          56,787,790
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       UTAH 0.2%
       Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19                          $        2,585,000   $        2,141,595
                                                                                                                  ------------------
       U.S. TERRITORIES 2.6%
       PUERTO RICO 2.1%
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24 .............................           10,000,000            9,060,300
       Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA
          Insured, 5.00%, 7/01/24 ........................................................           10,000,000            8,656,600
                                                                                                                  ------------------
                                                                                                                          17,716,900
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.5%
       Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ............            4,000,000            3,972,800
       Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
          7/01/09 ........................................................................              520,000              528,154
                                                                                                                  ------------------
                                                                                                                           4,500,954
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                22,217,854
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $865,308,370) ...........                               823,085,571
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 2.3%
       MUNICIPAL BONDS 2.3%
       COLORADO 0.2%
   (b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.85%,
          7/01/36 ........................................................................            1,500,000            1,500,000
                                                                                                                  ------------------
       MARYLAND 0.7%
   (b) Maryland State EDC, EDR, United State Pharmacopeial, Refunding, Series A, Daily
          VRDN and Put, 0.90%, 7/01/38 ...................................................            5,900,000            5,900,000
                                                                                                                  ------------------
       MASSACHUSETTS 0.0%(c)
   (b) Massachusetts State Health and Educational Facilities Authority Revenue, Stonehill
          College, Series K, Daily VRDN and Put, 0.85%, 7/01/37 ..........................              200,000              200,000
                                                                                                                  ------------------
       MISSOURI 0.0%(c)
   (b) Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue, Washington University, Series B, Daily VRDN and Put, 1.35%, 2/15/33 ...              235,000              235,000
                                                                                                                  ------------------
       NEVADA 0.3%
   (b) Clark County School District GO, Series A, FSA Insured, Daily VRDN and Put, 2.50%,
          6/15/21 ........................................................................            2,400,000            2,400,000
                                                                                                                  ------------------
       NEW YORK 0.1%
   (b) New York City GO, Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and
          Put, 1.75%, 8/01/14 ............................................................              600,000              600,000
                                                                                                                  ------------------


                    32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------                                      ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       TENNESSEE 1.0%
   (b) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
          VRDN and Put, 0.90%,
          7/01/34 ........................................................................   $        3,300,000   $        3,300,000
          2/01/36 ........................................................................            5,675,000            5,675,000
                                                                                                                  ------------------
                                                                                                                           8,975,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $19,810,000) ...................................                                19,810,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $885,118,370) 98.4% .......................................                               842,895,571
       OTHER ASSETS, LESS LIABILITIES 1.6% ...............................................                                13,590,384
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      856,485,955
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(c)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT          VALUE
--------------------------------------------------                                           ------------------   ------------------
       MUNICIPAL BONDS 60.5%
       ALABAMA 1.2%
       East Alabama Health Care Authority Health Care Facilities Revenue,
          Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33 ................................   $        1,000,000   $          939,180
          Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 ................................            1,000,000              881,830
                                                                                                                  ------------------
                                                                                                                           1,821,010
                                                                                                                  ------------------
       CALIFORNIA 11.7%
       Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%,
          8/01/12 ........................................................................              925,000              939,134
       Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%,
          8/01/09 ........................................................................              120,000              120,761
       California Educational Facilities Authority Revenue, Santa Clara University,
          Refunding,  Series A, FSA Insured, 2.625%, 9/01/09 .............................              100,000              101,037
       California Health Facilities Financing Authority Revenue,
          Catholic Healthcare West, Series G, 5.00%, 7/01/09 .............................              750,000              764,070
          Sutter Health, Series A, 5.00%, 8/15/12 ........................................            1,000,000            1,027,090
       California State Economic Recovery GO, Series A,
          5.00%, 1/01/09 .................................................................              415,000              416,216
          4.00%, 7/01/10 .................................................................            1,000,000            1,023,830
          5.25%, 7/01/13 .................................................................              200,000              214,856
       California State GO, Refunding,
          5.00%, 4/01/15 .................................................................              500,000              525,115
          FSA Insured, 5.25%, 2/01/10 ....................................................              445,000              461,087
       California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put
          4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28 .....................            1,500,000            1,425,165
       California Statewide CDA Revenue, CHF-Irvine LLC, UCI East Campus Apartments,
          Phase II, 5.00%, 5/15/14 .......................................................            1,000,000              932,480
       Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14 ..........................              375,000              399,799
       Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14 ......            1,430,000            1,509,136
       Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
          11/15/09 .......................................................................              400,000              394,056
       Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ..........              100,000              102,079
       Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
          Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15 ..........................            1,000,000            1,072,240
       Pacifica COP, AMBAC Insured, 4.50%, 1/01/13 .......................................            1,050,000            1,075,904
       Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15 ..........              745,000              761,010
       Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
          3.00%, 6/15/09 .................................................................              100,000              100,527
       Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA
          Insured, 4.00%, 8/01/10 ........................................................              100,000              102,472
       Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC Insured,
          5.00%,
          2/01/14 ........................................................................            1,000,000            1,032,970
          2/01/15 ........................................................................            1,025,000            1,052,808
       Southern California Public Power Authority Natural Gas Project Revenue, Project
          No. 1, Series A, 5.00%, 11/01/15 ...............................................            1,000,000              887,060
       Tustin USD School Facilities Improvement District GO, Capital Appreciation No.
          2002-1, Election of 2002, Series C, FSA Insured, zero cpn.,
          6/01/09 ........................................................................              445,000              441,876
          6/01/18 ........................................................................              810,000              501,738
       West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14 ..........              780,000              791,700
                                                                                                                  ------------------
                                                                                                                          18,176,216
                                                                                                                  ------------------


                    34 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO 1.1%
       Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured,
          5.00%, 12/01/15 ................................................................   $        1,500,000   $        1,585,110
       Strasburg School District No. 31J GO, MBIA Insured, zero cpn., 12/01/08 ...........              170,000              170,000
                                                                                                                  ------------------
                                                                                                                           1,755,110
                                                                                                                  ------------------
       FLORIDA 2.6%
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14                                                                              3,000,000            2,935,770
       Sarasota County GO, Environmentally Sensitive Program, 4.00%, 10/01/09 ............            1,065,000            1,088,760
                                                                                                                  ------------------
                                                                                                                           4,024,530
                                                                                                                  ------------------
       ILLINOIS 2.6%
       Chicago GO, Project and Refunding, Series B, FGIC Insured, ETM, 5.00%, 1/01/09 ....            1,500,000            1,504,575
       Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
          5.00%, 1/01/16 .................................................................            1,425,000            1,492,345
          5.50%, 1/01/17 .................................................................            1,000,000            1,070,560
                                                                                                                  ------------------
                                                                                                                           4,067,480
                                                                                                                  ------------------
       INDIANA 0.3%
       Avon Community School Building Corp. Revenue, First Management, AMBAC Insured,
          4.25%, 1/15/11 .................................................................              520,000              533,437
                                                                                                                  ------------------
       KANSAS 0.3%
       Junction City COP, Radian Insured, 4.00%,
          9/01/09 ........................................................................              215,000              217,883
          9/01/10 ........................................................................              310,000              313,007
                                                                                                                  ------------------
                                                                                                                             530,890
                                                                                                                  ------------------
       KENTUCKY 0.8%
       Kentucky Rural Water Finance Corp. Public Project Revenue, Flexible Term Program,
          Series D, 4.00%, 8/01/09 .......................................................            1,170,000            1,187,983
                                                                                                                  ------------------
       LOUISIANA 1.0%
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
          AMBAC Insured, 5.00%, 6/01/09 ..................................................            1,000,000            1,002,410
       Louisiana State Local Government Environmental Facilities Revenue, MBIA Insured,
          4.00%, 12/01/14 ................................................................              500,000              487,815
                                                                                                                  ------------------
                                                                                                                           1,490,225
                                                                                                                  ------------------
       MICHIGAN 1.1%
       Charlevoix Public School District GO, School Building and Site, FSA Insured, 3.00%,
          5/01/10 ........................................................................              800,000              805,168
          5/01/11 ........................................................................              800,000              814,752
                                                                                                                  ------------------
                                                                                                                           1,619,920
                                                                                                                  ------------------
       MINNESOTA 0.9%
       Farmington GO, Improvement, Series B, FSA Insured, 3.50%, 2/01/14 .................              455,000              464,478
       Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%,
          11/15/12 .......................................................................            1,000,000              993,620
                                                                                                                  ------------------
                                                                                                                           1,458,098
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MISSISSIPPI 1.0%
       Mississippi Development Bank Special Obligation Revenue, Jackson Public School
          District GO Bond Project, FSA Insured, 5.00%,
          4/01/11 ........................................................................   $        1,000,000   $        1,054,070
          4/01/12 ........................................................................              500,000              534,045
                                                                                                                  ------------------
                                                                                                                           1,588,115
                                                                                                                  ------------------
       NEBRASKA 0.5%
       University of Nebraska Facilities Corp. Revenue, University of Nebraska Medical
          Center Research Center, 4.00%, 2/15/10 .........................................              750,000              769,755
                                                                                                                  ------------------
       NEVADA 0.2%
       Henderson Local ID No. T-6 Special Assessment, Senior Limited Obligation, Refunding,
          Series A, FSA Insured, 2.85%, 11/01/09 .........................................              265,000              268,463
                                                                                                                  ------------------
       NEW YORK 16.2%
       Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, 4.75%,
          11/15/09                                                                                      295,000              291,050
       Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
          Radian Insured, 4.20%, 10/01/31 ................................................            1,340,000            1,361,762
       Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11 .......            1,110,000            1,154,422
       Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10 .............            1,000,000            1,029,990
       Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility,
          3.75%, 10/01/09 ................................................................              315,000              320,699
       Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11 ...........            2,135,000            2,246,340
       New York City IDA Civic Facility Revenue, USTA National Tennis Center Inc. Project,
          Refunding, FSA Insured, 5.00%, 11/15/09 ........................................              600,000              620,946
       New York City Trust for Cultural Resources Revenue, Museum of Modern Art,
          Refunding, Series 1A, 5.00%, 10/01/10 ..........................................              500,000              523,645
       New York Local Government Assistance Corp. Revenue, senior lien, Refunding,
          Series A, 5.00%, 4/01/11 .......................................................              300,000              317,058
       New York State Dormitory Authority Revenues,
          Kateri Residence, Refunding, 4.00%, 7/01/10 ....................................              230,000              230,377
          Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
             11/01/11 ....................................................................            1,000,000            1,014,140
          Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%,
             7/01/13 .....................................................................              610,000              616,728
          Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%,
             7/01/13 .....................................................................              840,000              859,614
          Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured,
             5.00%, 12/01/15 .............................................................              100,000              100,468
          Non-State Supported Debt, School District Financing Program, Series A, FSA
             Insured, 5.00%, 10/01/15 ....................................................            1,000,000            1,092,890
          State Supported Debt, FSA Insured, 5.00%, 2/15/15 ..............................            1,000,000            1,075,970
          The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA
             Insured, 5.00%, 8/15/09 .....................................................            1,000,000            1,023,410
          White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ...................               30,000               30,023
       New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank
          State Park, Refunding, CIFG Insured, 5.00%, 4/01/16 ............................              200,000              214,950
       New York State Urban Development Corp. Revenue,
          Refunding, Series D, 5.00%, 1/01/15 ............................................            4,000,000            4,185,240
          State Personal Income Tax, Empire State, Series C-1, 2.80%, 12/15/09 ...........              245,000              248,834


                    36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       Poughkeepsie Town GO, Public Improvement, Refunding, FSA Insured, 5.00%, 4/15/15 ..   $          250,000   $          270,930
       Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured,
          4.50%, 12/15/08 ................................................................              400,000              400,400
       Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10 ...............              500,000              509,895
       Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library,
          AMBAC Insured, 3.25%, 6/15/09 ..................................................              150,000              151,157
          6/15/12 ........................................................................              300,000              303,600
       Syracuse GO, Public Improvement, Series A, FSA Insured, 3.25%, 6/15/12 ............              725,000              734,432
       Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%,
          11/15/12                                                                                    1,000,000            1,075,510
       Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
          AMBAC Insured, 3.375%, 11/01/10 ................................................              300,000              306,330
       Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
          5/01/09 ........................................................................              215,000              215,970
       Yonkers GO, Series A, 4.00%, 11/01/09 .............................................            2,565,000            2,595,908
                                                                                                                  ------------------
                                                                                                                          25,122,688
                                                                                                                  ------------------
       OHIO 0.4%
       Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project,
          CIFG Insured, 4.50%, 12/01/11 ..................................................              210,000              221,237
       Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .........              370,000              370,000
                                                                                                                             591,237
                                                                                                                  ------------------
       SOUTH CAROLINA 0.7%
       Florence County Hospital Revenue, McLeod Regional Medical Center Project,
          Refunding, Series A, FSA Insured, 5.00%, 11/01/09 ..............................            1,000,000            1,032,100
                                                                                                                  ------------------
       SOUTH DAKOTA 0.2%
       South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ................................              320,000              322,090
                                                                                                                  ------------------
       TEXAS 5.3%
       Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16 ...........................              460,000              330,257
       Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA
          Insured, 5.00%, 2/15/12 ........................................................              745,000              790,810
       Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11 ..            2,200,000            2,332,462
       Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment,
          Refunding, Series A, AMBAC Insured, 5.25%, 9/01/09 .............................            1,260,000            1,289,685
       Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
          Improvement, 4.50%, 11/01/10 ...................................................              395,000              386,026
       San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13 ..........              500,000              541,180
       Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus
          Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18 ..................            2,000,000            1,986,820
       Willow Fork Drain District GO, Series A, Radian Insured, 5.00%, 9/01/14 ...........              500,000              500,380
                                                                                                                  ------------------
                                                                                                                           8,157,620
                                                                                                                  ------------------
       WASHINGTON 8.9%
       Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%,
          7/01/11 ........................................................................              375,000              396,139
       Greater Wenatchee Regional Events Center Public Facilities District Revenue,
          Revenue and Special Tax, BAN, Series A, 5.25%, 12/01/11 ........................            7,000,000            7,044,310


                    Quarterly Statements of Investments | 37

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON (CONTINUED)
       King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%,
          5/01/18 ........................................................................   $        2,290,000   $        2,077,671
       Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured, 5.00%,
          12/01/14 .......................................................................              250,000              271,245
       Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn.,
          12/01/09 .......................................................................            1,000,000              983,790
       Washington State Health Care Facilities Authority Revenue,
          Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10 .............            1,000,000            1,016,490
          Multicare Health System, Series A, FSA Insured, 4.00%, 8/15/13 .................              250,000              253,412
          Multicare Health System, Series A, FSA Insured, 4.00%, 8/15/14 .................              310,000              311,872
          Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/13 .................              250,000              253,413
          Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/14 .................              600,000              603,624
          Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/15 .................              625,000              620,619
                                                                                                                  ------------------
                                                                                                                          13,832,585
                                                                                                                  ------------------
       WYOMING 0.3%
       Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured,
          5.00%, 12/15/10 ................................................................              500,000              525,540
                                                                                                                  ------------------
       U.S. TERRITORIES 3.2%
       GUAM 0.1%
       Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%,
          10/01/09 .......................................................................              125,000              124,760
                                                                                                                  ------------------
       PUERTO RICO 3.1%
       Puerto Rico Commonwealth Government Development Bank Revenue, senior notes,
          Series B, 5.00%, 12/01/08 ......................................................            1,950,000            1,950,000
                                                                                                                  ------------------
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series X, MBIA Insured, 5.50%, 7/01/13 ..............................              580,000              606,663
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13 .....            1,000,000            1,023,200
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Revenue, Ana G. Mendez University System Project,
          5.00%, 3/01/11 .................................................................              545,000              548,635
       Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC
          Insured, 5.50%, 7/01/35 ........................................................              750,000              723,975
                                                                                                                  ------------------
                                                                                                                           4,852,473
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                 4,977,233
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $94,448,703) ............                                93,852,325
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 37.1%
       MUNICIPAL BONDS 37.1%
       CALIFORNIA 7.3%
   (a) California HFAR, MFH, Series D, Daily VRDN and Put, 0.95%, 2/01/31 ................              610,000              610,000
   (a) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C,
          Daily VRDN and Put, 0.75%, 11/01/26 ............................................              400,000              400,000
   (a) California State Economic Recovery Revenue,
          Series C-2, Daily VRDN and Put, 0.45%, 7/01/23 .................................              900,000              900,000
          Series C-3, Daily VRDN and Put, 0.45%, 7/01/23 .................................              200,000              200,000
       California State GO,
   (a)    Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 0.60%,
             5/01/34 .....................................................................              300,000              300,000
   (a)    Kindergarten-University, Refunding, Series B-3, Daily VRDN and Put, 0.45%,
             5/01/34 .....................................................................              300,000              300,000
          RAN, Series A, 5.50%, 5/20/09 ..................................................            4,000,000            4,065,840


                    38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
   (a) California Statewide CDA Revenue,
          Series A, Assured Guaranty, Weekly VRDN and Put, 0.85%, 3/01/37 ................   $          200,000   $          200,000
          Sweep Loan Program, Refunding, Series A, Weekly VRDN and Put, 0.56%, 8/01/35 ...            1,000,000            1,000,000
   (a) Irvine Ranch Water District GO, ID No. 284, Series A, Daily VRDN and Put, 0.45%,
          11/15/13 .......................................................................              400,000              400,000
   (a) Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 0.85%,
          10/01/10 .......................................................................              400,000              400,000
   (a) Los Angeles MFHR, Museum Terrace Apartments, Series H, Weekly VRDN and Put, 0.75%,
          11/01/09 .......................................................................            1,100,000            1,100,000
   (a) Metropolitan Water District of Southern California Waterworks Revenue,
          Authorization, Series B, Weekly VRDN and Put, 0.50%, 7/01/28 ...................              400,000              400,000
          Refunding, Series B-3, Daily VRDN and Put, 0.45%, 7/01/35 ......................              900,000              900,000
   (a) Sacramento County Sanitation District Financing Authority Revenue, sub. lien,
          Sanitation District, Refunding, Series D, Daily VRDN and Put, 0.70%, 12/01/39 ..              200,000              200,000
                                                                                                                  ------------------
                                                                                                                          11,375,840
                                                                                                                  ------------------
       COLORADO 2.2%
   (a) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program,
             Daily VRDN and Put, 0.85%, 2/01/35 ..........................................            1,300,000            1,300,000
             Refunding, Series A-8, Daily VRDN and Put, 0.85%, 9/01/35 ...................              810,000              810,000
             Refunding, Series D-1, Daily VRDN and Put, 0.85%, 7/01/36 ...................              850,000              850,000
             Series A-4, Daily VRDN and Put, 0.85%, 2/01/34 ..............................              400,000              400,000
             Series A-7, Daily VRDN and Put, 0.85%, 7/01/29 ..............................              100,000              100,000
                                                                                                                  ------------------
                                                                                                                           3,460,000
                                                                                                                  ------------------
       FLORIDA 2.0%
       Citizens Property Insurance Corp. Revenue, Senior Secured High Risk Notes, Series
          A-2, 4.50%, 6/01/09 ............................................................            3,000,000            3,019,050
                                                                                                                  ------------------
       ILLINOIS 0.9%
       Cook County School District No. 150 South Holland GO, FSA Insured, 3.125%,
          12/01/08                                                                                      205,000              205,000
   (a) Illinois Finance Authority Revenue, Northwestern Community Hospital, Refunding,
          Series B, Weekly VRDN and Put, 0.65%, 7/01/32 ..................................            1,200,000            1,200,000
                                                                                                                  ------------------
                                                                                                                           1,405,000
                                                                                                                  ------------------
       MASSACHUSETTS 1.0%
   (a) Massachusetts State Health and Educational Facilities Authority Revenue,
          Museum of Fine Arts, Series A2, Daily VRDN and Put, 0.65%, 12/01/37 ............              800,000              800,000
          Stonehill College, Series K, Daily VRDN and Put, 0.85%, 7/01/37 ................              700,000              700,000
                                                                                                                  ------------------
                                                                                                                           1,500,000
                                                                                                                  ------------------
       MICHIGAN 0.5%
       Charlevoix Public School District GO, School Building and Site, FSA Insured, 3.00%,
          5/01/09 ........................................................................              800,000              804,464
                                                                                                                  ------------------
       MINNESOTA 0.4%
       Farmington GO, Improvement, Series B, FSA Insured, 3.00%, 2/01/09 .................              570,000              571,305
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 39

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI 2.3%
       Detroit GO, MBIA Insured, 5.00%, 4/01/09 ..........................................   $        2,000,000   $        2,012,160
   (a) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
          Foundation, Refunding, Series A, Daily VRDN and Put, 0.85%, 12/01/37 ...........              300,000              300,000
   (a) Missouri State Health and Educational Facilities Authority Health Facilities
          Revenue, Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.85%,
          6/01/16 ........................................................................            1,300,000            1,300,000
                                                                                                                  ------------------
                                                                                                                           3,612,160
                                                                                                                  ------------------
       NEBRASKA 0.1%
   (a) Nebraska Educational Finance Authority Revenue, Creighton University Projects,
          Refunding, Daily VRDN and Put, 0.80%, 7/01/35 ..................................              200,000              200,000
                                                                                                                  ------------------
       NEW JERSEY 0.3%
   (a) New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub
          Series R-3, Daily VRDN and Put, 0.55%, 9/01/31 .................................              400,000              400,000
                                                                                                                  ------------------
       NEW YORK 6.1%
   (a) Long Island Power Authority Electric System Revenue, Series 1, Sub Series 1B,
          Daily VRDN and Put, 0.75%, 5/01/33 .............................................              400,000              400,000
   (a) Nassau County IDA Civic Facility Revenue, Cold Spring Harbor, Refunding and
          Improvement, Daily VRDN and Put, 0.65%, 1/01/34 ................................              400,000              400,000
   (a) New York City GO,
          Refunding, Series E, Sub Series E-5, Daily VRDN and Put, 0.75%, 8/01/15 ........              825,000              825,000
          Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
             1.75%, 8/01/14 ..............................................................              900,000              900,000
          Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
             1.75%, 8/01/19 ..............................................................              100,000              100,000
          Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
             1.75%, 8/01/21 ..............................................................            1,500,000            1,500,000
          Series E, Sub Series E-2, Daily VRDN and Put, 0.80%, 8/01/34 ...................            2,200,000            2,200,000
          Series E, Sub Series E-5, Daily VRDN and Put, 0.75%, 8/01/10 ...................              135,000              135,000
   (a) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put,
          0.85%, 11/01/39 ................................................................              500,000              500,000
   (a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
          Second General Resolution, Refunding, Series CC-1, Daily VRDN and Put, 0.80%,
          6/15/38 ........................................................................              200,000              200,000
   (a) New York City Transitional Finance Authority Revenue, New York City Recovery,
          Series 1, Sub Series 1C, Daily VRDN and Put, 1.20%, 11/01/22 ...................              760,000              760,000
   (a) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
          Structure Obligations,
          Refunding, Series 3, Daily VRDN and Put, 0.70%, 6/01/20 ........................              800,000              800,000
          Series 2, Daily VRDN and Put, 0.70%, 5/01/19 ...................................              800,000              800,000
                                                                                                                  ------------------
                                                                                                                           9,520,000
                                                                                                                  ------------------
       NORTH CAROLINA 1.0%
   (a) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Refunding, Series C, Daily VRDN and Put, 0.90%, 1/15/26 .....              600,000              600,000
   (a) North Carolina Medical Care Commission Health Care Facilities Revenue,
          Cleveland County Health, Daily VRDN and Put, 0.90%, 1/01/33 ....................              500,000              500,000
          Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.90%,
             7/01/34 .....................................................................              400,000              400,000
                                                                                                                  ------------------
                                                                                                                           1,500,000
                                                                                                                  ------------------


                    40 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT          VALUE
--------------------------------------------------                                           ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       OHIO 1.5%
   (a) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN
          and Put, 0.90%, 10/01/31 .......................................................   $          900,000   $          900,000
   (a) Cuyahoga County Revenue, Cleveland Clinic, Series B, Sub Series B-1, Daily VRDN and
          Put, 0.80%, 1/01/39 ............................................................              700,000              700,000
       University of Toledo General Receipts Bonds Revenue, Series A, Assured Guaranty,
          3.00%, 6/01/09 .................................................................              750,000              754,523
                                                                                                                  ------------------
                                                                                                                           2,354,523
                                                                                                                  ------------------
       OREGON 1.4%
       Oregon State Department of Administrative Services COP, Series A, FSA Insured,
          5.00%, 5/01/09 .................................................................            2,180,000            2,212,286
                                                                                                                  ------------------
       RHODE ISLAND 0.2%
   (a) Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
          Portsmouth Abbey School, Daily VRDN and Put, 0.90%, 10/01/31 ...................              285,000              285,000
                                                                                                                  ------------------
       SOUTH CAROLINA 0.5%
       Spartanburg County Regional Health Services District Revenue, Refunding, Series D,
          Assured Guaranty, 4.00%, 4/15/09 ...............................................              740,000              746,201
                                                                                                                  ------------------
       TENNESSEE 3.9%
   (a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily
          VRDN and Put, 0.90%,
          7/01/31 ........................................................................              579,000              579,000
          1/01/33 ........................................................................              600,000              600,000
          7/01/34 ........................................................................              930,000              930,000
          11/01/35 .......................................................................            1,350,000            1,350,000
   (a) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
          Daily VRDN and Put, 0.90%,
          4/01/32 ........................................................................              200,000              200,000
          7/01/34 ........................................................................            1,000,000            1,000,000
          2/01/36 ........................................................................              900,000              900,000
          7/01/38 ........................................................................              400,000              400,000
                                                                                                                  ------------------
                                                                                                                           5,959,000
                                                                                                                  ------------------
       TEXAS 1.3%
       Pharr-San Juan-Alamo ISD, GO, School Building, 4.00%, 2/01/09 .....................            2,060,000            2,069,558
                                                                                                                  ------------------
       VIRGINIA 2.0%
       Fairfax County Redevelopment and Housing Authority Revenue, Affordable Housing,
          BAN, Series B, 4.00%, 10/01/09 .................................................            3,000,000            3,067,860
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT          VALUE
--------------------------------------------------                                           ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON 2.2%
       Spokane County School District No. 081 Spokane GO, Convertible Deferred Interest,
          MBIA Insured, zero cpn. to 12/01/08, 3.875% thereafter, 6/01/09 ................   $        3,350,000   $        3,372,479
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $57,321,645) ...................................                                57,434,726
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $151,770,348) 97.6% .......................................                               151,287,051
       OTHER ASSETS, LESS LIABILITIES 2.4% ................................................                                3,702,273
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      154,989,324
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    42 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 98.7%
       FLORIDA 94.3%
       Alachua County Health Facilities Authority Health Facilities Revenue, Shands
          Healthcare Project,
          Refunding, Series D-1, 6.50%, 12/01/19 .........................................   $        1,215,000   $        1,207,467
          Refunding, Series D-1, 6.75%, 12/01/22 .........................................            1,000,000              982,280
          Series D-2, 6.75%, 12/01/30 ....................................................            5,000,000            4,801,250
       Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ....................            2,000,000            1,972,400
       Brevard County Health Facilities Authority Health Care Facilities Revenue, Health
          First Inc. Project, MBIA Insured, 5.00%, 4/01/26 ...............................            5,000,000            4,532,950
       Brevard County School Board COP,
          Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .............................            4,415,000            4,635,485
          Series A, AMBAC Insured, 5.00%, 7/01/26 ........................................           10,675,000            9,566,935
       Broward County Educational Facilities Authority Revenue, Educational Facilities,
          Nova Southeastern, Refunding, Series B, 5.60%, 4/01/29 .........................            3,180,000            2,485,488
       Broward County Health Facilities Authority Revenue, Catholic Health Services,
          Refunding, 5.50%, 8/15/20 ......................................................            9,360,000            8,777,995
       Broward County HFA,
          MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ..........            3,000,000            2,348,580
          MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 .................            1,980,000            1,551,944
          MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ..................            5,730,000            4,463,097
          MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ..................              990,000              773,873
          MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ...................            1,980,000            1,498,187
          SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 .....................              265,000               65,182
       Broward County HFAR, Series D,
          6.90%, 6/01/09 .................................................................                5,000                5,024
          7.375%, 6/01/21 ................................................................              100,000               94,984
       Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 ............           21,500,000           20,045,095
       Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ...........            3,500,000            2,790,900
       Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 .......            1,345,000            1,353,662
       Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
          8/15/23 ........................................................................            8,900,000            7,451,703
       Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA
          Insured, 6.50%, 10/01/25 .......................................................            2,295,000            2,006,082
       Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ........            5,000,000            4,977,650
       Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding,
          Series B, MBIA Insured, 5.80%, 5/01/16 .........................................            5,980,000            6,191,752
       Dade County Aviation Revenue, Miami International Airport, Series C, FSA Insured,
          5.125%, 10/01/27 ...............................................................            9,550,000            9,241,248
       Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
          11/15/32 .......................................................................            3,250,000            2,732,893
       Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
          5.60%, 7/01/17 .................................................................            1,000,000              959,810
          5.70%, 7/01/27 .................................................................            2,000,000            1,773,040
       Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 .............            3,000,000            2,947,110
       Escambia County Health Facilities Authority Health Facility Revenue,
          Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ...........................            8,750,000            7,164,500
          Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...            1,235,000            1,219,204
       Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
          Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .......................           25,000,000           26,293,750


                    Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
          6.40%, 10/01/30 ................................................................   $          225,000   $          197,287
       Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc.
          Project, Refunding, MBIA Insured, 5.00%, 6/01/31 ...............................            6,580,000            6,039,519
       Florida HFAR,
          Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ....................            1,465,000            1,427,203
          Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...................            5,000,000            4,046,750
          Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .................            2,000,000            1,602,480
          Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .................            1,300,000            1,138,228
       Florida HFC Revenue,
          Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 .............            1,245,000            1,145,263
          Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ............            4,965,000            4,074,329
          Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn.,
             7/01/30 .....................................................................            2,110,000              486,693
          Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ................            3,435,000            2,913,807
          Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn.,
             7/01/17 .....................................................................            1,090,000              627,208
          Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn.,
             1/01/29 .....................................................................           12,245,000            3,870,767
          Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ......................            1,240,000            1,173,858
          Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38 ....................            5,000,000            4,898,700
          Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ............            3,000,000            2,685,360
       Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC
          Insured, 5.00%, 2/01/21 ........................................................            1,355,000            1,337,913
       Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded,
          5.75%, 11/01/29 ................................................................            1,500,000            1,579,305
       Florida Ports Financing Commission Revenue, State Transportation Trust Fund,
          Intermodal Program, FGIC Insured, 5.50%, 10/01/23 ..............................            7,000,000            6,698,510
       Florida State Board of Education Capital Outlay GO, Public Education,
          Refunding, Series D, 5.75%, 6/01/22 ............................................           25,900,000           26,734,239
          Refunding, Series D, 6.00%, 6/01/23 ............................................           15,000,000           16,339,050
          Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ..............................            5,000,000            4,697,950
          Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ...........................            5,000,000            5,355,600
       Florida State Board of Education GO,
          Series A, 5.50%, 6/01/38 .......................................................           10,000,000            9,799,900
          Series F, MBIA Insured, 5.00%, 6/01/28 .........................................           16,405,000           15,753,557
       Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
          7/01/20 ........................................................................            6,000,000            6,002,160
       Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC
          Insured, 5.00%, 6/01/34 ........................................................           12,000,000           10,970,760
       Florida State Board Regent Housing Revenue,
          University of Central Florida, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/29 ....            8,650,000            9,073,504
          University of Florida, FGIC Insured, Pre-Refunded, 5.75%, 7/01/25 ..............            3,400,000            3,650,410
       Florida State Department of Environmental Protection Preservation Revenue, Florida
          Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ................................            4,000,000            3,999,840
       Florida State Mid-Bay Bridge Authority Revenue,
          Exchangeable, Refunding, Series D, 6.10%, 10/01/22 .............................           13,695,000           11,985,727
          Exchangeable, Series A, 5.95%, 10/01/13 ........................................            4,455,000            4,417,801
          Exchangeable, Series D, ETM, 6.10%, 10/01/22 ...................................            3,545,000            3,887,270
          Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 .....................            9,845,000            4,538,939
          Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 .....................            2,500,000            1,091,725
          Series A, ETM, 6.875%, 10/01/22 ................................................            6,000,000            7,254,000


                    44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Florida State Municipal Power Agency Revenue,
          All Requirements Power Supply Project, Series A, 5.00%, 10/01/31 ...............   $        6,000,000   $        5,431,440
          Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26 ..................            5,000,000            4,767,000
          Stanton Project, Refunding, 5.50%, 10/01/19 ....................................            1,000,000            1,000,720
       Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
          Refunding, Series A, 5.00%, 7/01/35 ............................................            5,000,000            4,586,100
          Series B, 5.00%, 7/01/30 .......................................................            3,455,000            3,271,539
       Fort Lauderdale Water and Sewer Revenue,
          5.00%, 9/01/35 .................................................................           24,090,000           22,023,560
          MBIA Insured, 5.00%, 9/01/31 ...................................................            8,315,000            7,706,342
       Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty,
          6.00%, 9/01/32 .................................................................            1,500,000            1,537,650
       Fort Pierce Utilities Authority Revenue,
          AMBAC Insured, 5.00%, 10/01/27 .................................................            7,000,000            6,439,510
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 .............            3,090,000            1,553,374
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 .............            2,585,000            1,204,894
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 .............            3,090,000            1,340,782
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 .............            3,060,000            1,235,659
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 .............            2,560,000              960,563
       Halifax Hospital Medical Center Hospital Revenue,
          Refunding and Improvement, Series A, 5.00%, 6/01/38 ............................           11,395,000            7,310,804
          Series B-1, FSA Insured, 5.50%, 6/01/38 ........................................           10,000,000            8,880,700
       Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 ....................           22,050,000           19,132,564
       Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA
          Secured, 5.30%, 12/20/18 .......................................................            1,240,000            1,183,010
       Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
          Series A, Pre-Refunded, 6.00%, 11/15/31 ........................................           16,000,000           17,770,240
       Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
          5.125%, 3/01/20 ................................................................            1,000,000              990,240
       Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
          10/01/33 .......................................................................            5,465,000            4,729,138
          10/01/38 .......................................................................            6,725,000            5,730,440
       Hillsborough County HFA Mortgage Revenue, SF, Series A,
          GNMA Secured, 5.875%, 4/01/30 ..................................................              505,000              426,639
          zero cpn., 4/01/32 .............................................................              295,000               49,722
       Hillsborough County IDA, PCR, Tampa Electric Co. Project,
          Refunding, 5.50%, 10/01/23 .....................................................           16,000,000           13,571,040
          Series A, 5.65%, 5/15/18 .......................................................            6,500,000            6,057,675
       Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B,
          5.40%, 10/01/28 ................................................................            7,000,000            5,469,870
       Hillsborough County School Board COP, Master Lease Program, Series B, MBIA Insured,
          5.00%, 7/01/29 .................................................................           10,000,000            9,146,500
       Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
          10/01/15 .......................................................................            1,000,000            1,000,220
       Jacksonville Capital Improvement Revenue,
          Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ............................            3,460,000            3,378,967
          Series A, AMBAC Insured, 5.00%, 10/01/30 .......................................           10,000,000            9,237,100
       Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC
          Insured, 5.00%, 10/01/32 .......................................................           17,250,000           15,372,510
       Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ....................            5,000,000            4,836,950


                    Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Jacksonville Transportation Revenue, MBIA Insured,
          5.25%, 10/01/29 ................................................................   $       17,955,000   $       17,144,152
          5.00%, 10/01/31 ................................................................           25,000,000           23,384,000
       JEA Water and Sewer System Revenue, Series B, MBIA Insured, 5.00%, 10/01/25 .......            1,500,000            1,442,115
       Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 ............            5,000,000            4,974,950
       Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .............            5,000,000            4,347,100
       Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn.,
          10/01/14 .......................................................................            5,770,000            4,721,764
       Lakeland Hospital System Revenue, Lakeland Regional Health System,
          Pre-Refunded, 5.75%, 11/15/27 ..................................................            6,925,000            7,784,600
          Pre-Refunded, 5.50%, 11/15/32 ..................................................           12,070,000           13,455,757
          Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 ..........................           10,000,000           10,513,600
       Lee County Airport Revenue,
          Refunding, FSA Insured, 5.00%, 10/01/33 ........................................           20,000,000           17,307,000
          Series A, FSA Insured, 6.00%, 10/01/32 .........................................           11,405,000            9,796,439
       Lee County IDA Health Care Facilities Revenue, Shell Point Village Project,
          Series A, Pre-Refunded, 5.50%, 11/15/21 ........................................            7,500,000            7,855,800
       Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ................            7,500,000            6,895,725
       Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%,
           7/01/32 .......................................................................           4,150,000            3,053,404
       Marion County Utility System Revenue,
          FGIC Insured, 5.00%, 12/01/31 ..................................................            5,000,000            4,548,600
          Series A, MBIA Insured, 5.00%, 12/01/28 ........................................            5,000,000            4,550,950
       Melbourne Water and Sewer Revenue,
          Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ...................            1,500,000              539,400
          Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ...            1,785,000              790,291
          Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ...            4,500,000            1,491,795
          FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 ....................................            6,000,000            6,391,380
       Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%,
           12/01/08 ......................................................................              315,000              315,000
       Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ................            7,000,000            6,248,900
       Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the
          Americas,
          Refunding, FGIC Insured, 5.375%, 10/01/27 ......................................            5,000,000            3,987,950
          Refunding, FGIC Insured, 5.375%, 10/01/32 ......................................            5,000,000            3,892,600
          Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 .............................           10,000,000            7,166,600
          Series B, FGIC Insured, 5.00%, 10/01/30 ........................................            4,440,000            3,778,218
       Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC
          Insured, Pre-Refunded, 5.75%, 4/01/29 ..........................................           10,000,000           10,636,600
       Miami-Dade County HFA,
          MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ......................            2,015,000            1,671,221
          MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ......................              430,000              384,992
          MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ......................            1,500,000            1,158,255
       Miami-Dade County IDAR, Airis Miami II LLC Project, AMBAC Insured, 6.00%,
          10/15/25 .......................................................................            4,500,000            4,035,510
       Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
          MBIA Insured, 5.00%, 6/01/35 ...................................................           20,970,000           17,128,506
       Miami-Dade County Special Obligation Revenue,
          Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ...........            5,000,000            4,352,900
          Sub Series B, MBIA Insured, zero cpn., 10/01/36 ................................            5,635,000              844,067
          Sub Series C, MBIA Insured, zero cpn., 10/01/28 ................................            8,305,000            2,193,683
          sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 ..............           22,365,000            7,449,111
       North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%,
          1/15/31 ........................................................................           25,530,000           27,813,148


                    46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Okaloosa County Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36 ...   $       10,000,000   $        8,701,600
       Orange County Health Facilities Authority Revenue,
          Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ...................            3,000,000            3,267,690
          Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 ....................            5,500,000            6,169,790
          Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ....................           10,750,000           11,734,807
          Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 .........           15,000,000           16,613,250
          Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 ..............            5,000,000            3,558,050
          Hospital, Orlando Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 ..            5,000,000            4,433,400
          Hospital, Orlando Regional Healthcare, Series C, 5.25%, 10/01/35 ...............            4,000,000            2,987,120
          Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 ..............            6,000,000            6,754,680
          Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 .......           11,750,000           10,423,542
          Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ....              250,000              262,325
       Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 .....              360,000              353,509
       Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ............           12,000,000           10,832,160
       Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded, 5.50%,
          10/01/31 .......................................................................           10,500,000           10,857,315
          10/01/32 .......................................................................           12,000,000           13,098,000
          Refunding, XLCA Insured, 5.00%, 10/01/31 .......................................           12,970,000           11,366,259
       Orlando Tourist Development Tax Revenue, Senior 6th Cent Contract Payments,
          Series A, Assured Guaranty, 5.25%, 11/01/38 ....................................           16,740,000           15,640,852
       Orlando-Orange County Expressway Authority Revenue,
          junior lien, FGIC Insured, 5.00%, 7/01/28 ......................................            8,000,000            7,415,280
          senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ...............................              265,000              323,663
          Series B, AMBAC Insured, 5.00%, 7/01/35 ........................................            8,185,000            7,019,047
       Osceola County IDAR, Community Provider Pooled Loan Program,
          Series A, FSA Insured, 7.75%, 7/01/10 ..........................................               76,000               76,157
          Series C, FSA Insured, 7.60%, 7/01/10 ..........................................              204,000              204,412
       Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 .....................           10,000,000            9,800,100
       Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .....           10,000,000            8,862,900
       Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
          Series A, 5.90%, 6/01/38 .......................................................              985,000              774,368
       Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ........            3,650,000            2,560,439
       Palm Beach County IDR, South Florida Fair Project, MBIA Insured, 5.50%, 6/01/31 ...            5,000,000            4,344,700
       Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33 ......................            5,000,000            4,516,600
       Palm Beach County School Board COP,
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ...........................            5,000,000            5,379,400
          Series E, MBIA Insured, 5.00%, 8/01/32 .........................................           20,000,000           17,647,600
       Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
          10/01/25 .......................................................................            5,000,000            4,767,500
       Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
          6/01/27 ........................................................................            4,450,000            4,273,557
          6/01/32 ........................................................................            2,795,000            2,587,639
       Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA
          Insured, 5.00%, 11/15/30 .......................................................           11,500,000            9,690,705
       Pinellas County HFA, SFHR, Multi-County, Series B-1, GNMA Insured, zero cpn.,
          9/01/31 ........................................................................              205,000               30,832
       Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
          12/01/21 .......................................................................           2,350,000            2,549,844
       Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...............            4,000,000            3,822,800
       Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 .......            1,000,000              854,980


                    Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Port Everglades Authority Port Improvement Revenue, Capital Appreciation, ETM, zero
          cpn., 9/01/10 ..................................................................   $       17,835,000   $       16,589,225
       Port St. Lucie Utility Revenue, System,
          Capital Appreciation, MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 ...........           20,000,000            6,503,000
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 ....            5,000,000            1,051,000
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 ....            5,000,000              947,700
          Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ..............................           11,580,000           10,200,475
          Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ..............................            8,805,000            7,695,834
       Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC
          Insured, zero cpn.,
          11/01/09 .......................................................................            1,365,000            1,334,451
          11/01/12 .......................................................................            1,780,000            1,555,311
          11/01/15 .......................................................................            2,180,000            1,630,160
       South Broward Hospital District Revenue,
          Pre-Refunded, 5.60%, 5/01/27 ...................................................            5,000,000            5,565,250
          Pre-Refunded, 5.625%, 5/01/32 ..................................................           16,250,000           18,100,387
          South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36 .....            7,000,000            5,469,030
       South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31 .......           15,000,000           13,602,000
       St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
          6/01/22 ........................................................................            4,000,000            1,791,120
          6/01/23 ........................................................................            4,255,000            1,777,143
          6/01/24 ........................................................................            1,500,000              584,370
          6/01/25 ........................................................................            2,130,000              782,413
       St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
          6.125%, 10/01/32 ...............................................................           10,000,000            9,736,400
       Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 ..........            3,520,000            3,154,870
       Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 .......            2,550,000            2,495,711
       Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 ..................           10,000,000            8,989,800
       Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ...........................            2,490,000            2,492,092
       Tampa Bay Water Utility System Revenue,
          FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ....................................           15,000,000           16,486,350
          Series B, FGIC Insured, 5.00%, 10/01/31 ........................................           10,000,000            9,023,200
       Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project,
          MBIA Insured,
          6.00%, 10/01/15 ................................................................            1,000,000            1,095,410
          6.05%, 10/01/20 ................................................................            1,715,000            1,782,365
          6.10%, 10/01/26 ................................................................            2,695,000            2,632,045
       Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
          10/01/16 .......................................................................            1,330,000            1,549,264
       Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ...........................              545,000              541,817
       Viera East CDD Special Assessment,
          Refunding, 7.00%, 5/01/26 ......................................................            6,445,000            5,596,967
          Series B, ETM, 6.75%, 5/01/14 ..................................................            4,270,000            4,705,455
       Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ..           10,000,000            9,424,500
       Volusia County Educational Facility Authority Revenue, Educational Facilities,
          Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...            2,000,000            1,848,760
          Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 .................            5,000,000            4,747,350
       Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%,
          8/01/24 ........................................................................            5,000,000            5,162,200


                    48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ...........   $        1,740,000   $        1,789,468
       West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 .................           10,850,000           10,065,111
       West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
          3/01/35 ........................................................................            1,000,000              772,070
                                                                                                                  ------------------
                                                                                                                       1,223,613,623
                                                                                                                  ------------------
       U.S. TERRITORIES 4.4%
       PUERTO RICO 3.8%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/44 .......................................................            2,100,000            1,831,179
       Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
          7/01/25 ........................................................................            5,000,000            4,136,450
          7/01/29 ........................................................................           10,000,000            8,164,000
          7/01/33 ........................................................................            6,360,000            5,031,014
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ..............................              560,000              453,936
          Refunding, Series K, 5.00%, 7/01/30 ............................................            5,000,000            4,081,250
          Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................            5,000,000            5,359,100
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................            5,000,000            5,442,400
          Series G, 5.00%, 7/01/33 .......................................................            1,680,000            1,328,578
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%,
          6/01/26 ........................................................................            5,900,000            5,327,287
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            1,210,000            1,015,396
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            3,790,000            4,138,869
          Series I, 5.00%, 7/01/36 .......................................................            5,000,000            3,902,350
                                                                                                                  ------------------
                                                                                                                          50,211,809
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.6%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%,
          10/01/33 .......................................................................         10,000,000            7,560,300
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                57,772,109
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,348,216,978) ..........................................................                             1,281,385,732
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS (COST $2,000,000) 0.2%
       MUNICIPAL BONDS 0.2%
       FLORIDA 0.2%
   (a) Broward County Educational Facilities Authority Revenue, Nova Southeastern
          University, Series A, Daily VRDN and Put, 0.90%, 4/01/38 .......................            2,000,000            2,000,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $1,350,216,978) 98.9% .....................................                             1,283,385,732
       OTHER ASSETS, LESS LIABILITIES 1.1% ...............................................                                13,802,954
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    1,297,188,686
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 99.1%
       GEORGIA 95.9%
       Athens-Clarke County Unified Government Water and Sewer Revenue,
          5.625%, 1/01/33 ................................................................   $       10,000,000   $       10,026,200
          5.50%, 1/01/38 .................................................................            5,000,000            4,872,400
       Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
          Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...............................            5,000,000            4,437,800
          Series J, FSA Insured, 5.00%, 1/01/34 ..........................................            5,000,000            4,394,450
       Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
          5.50%, 1/01/26 .................................................................            5,000,000            5,273,300
          5.60%, 1/01/30 .................................................................            5,000,000            5,278,600
       Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured,
          Pre-Refunded, 5.50%, 12/01/20 ..................................................            1,500,000            1,620,255
       Atlanta Development Authority Educational Facilities Revenue, Science Park LLC
          Project, 5.00%, 7/01/32 ........................................................            3,000,000            2,506,140
       Atlanta Development Authority Revenue,
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..            2,555,000            2,463,889
          Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
             1/01/23 .....................................................................            4,150,000            4,469,425
       Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety
          Facility Project, FSA Insured, 5.00%, 12/01/26 .................................            1,140,000            1,098,082
       Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
          12/01/23 .......................................................................            1,000,000              743,920
       Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
          6.00%, 5/20/17 .................................................................              890,000              878,848
          6.125%, 5/20/27 ................................................................            1,560,000            1,399,024
       Atlanta Water and Wastewater Revenue,
          FSA Insured, 5.00%, 11/01/24 ...................................................            4,000,000            3,412,400
          Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .............................            8,000,000            5,988,640
          Series A, FSA Insured, 5.50%, 11/01/27 .........................................            5,000,000            4,874,500
       Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 ..........            5,000,000            4,746,150
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
          5.25%, 12/01/22 ................................................................            2,500,000            1,903,000
          5.375%, 12/01/28 ...............................................................            2,000,000            1,411,280
       Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%,
          6/01/23 ........................................................................            5,000,000            4,436,500
       Bleckley-Dodge County Joint Development Authority Student Housing Facilities
          Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33 .............            3,500,000            2,846,340
       Bulloch County Development Authority Lease Revenue, Georgia Southern University,
          XLCA Insured, 5.00%, 8/01/27 ...................................................            5,000,000            4,473,300
       Burke County Development Authority PCR, Oglethorpe Power, Vogtle Project, Series B,
          5.50%, 1/01/33 .................................................................            5,000,000            4,305,850
       Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner
          Medical Center Inc. Project, Assured Guaranty, 5.00%, 7/01/38 ..................            5,000,000            3,845,850
       Cherokee County Water and Sewer Authority Revenue,
          MBIA Insured, 6.90%, 8/01/18 ...................................................               10,000               10,014
          Series 2006, FSA Insured, 5.00%, 8/01/35 .......................................            3,000,000            2,724,030
       Clayton County Development Authority Revenue,
          Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ................            3,500,000            3,684,520
          Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ..............................            2,310,000            2,274,472
       Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%,
          7/01/23 ........................................................................              930,000              820,214


                    50 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Cobb County Development Authority Parking Revenue, Kennesaw State University
          Foundation Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..........................   $        2,000,000   $        1,843,500
       Cobb County Development Authority University Facilities Revenue, Kennesaw State
          University, Sub Series D, MBIA Insured, 5.00%, 7/15/29 .........................            5,000,000            3,884,200
       College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded,
          5.75%, 9/01/26 .................................................................            2,000,000            2,169,060
       Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ..............            1,130,000            1,137,006
       Columbus Water and Sewer Revenue,
          FSA Insured, 5.00%, 5/01/29 ....................................................            2,500,000            2,354,000
          Refunding, MBIA Insured, 5.00%, 5/01/25 ........................................            1,000,000              987,830
       Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37             5,000,000            3,734,050
       Decatur County School Building Authority Revenue, High School Project, FSA Insured,
          5.00%, 10/01/32 ................................................................            1,500,000            1,370,070
       DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public
          Safety and Judicial Facility Project, 5.00%, 12/01/29 ..........................            2,000,000            1,934,380
       DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured,
          5.00%, 12/01/27 ................................................................            4,285,000            4,009,560
       DeKalb County Water and Sewer Revenue, Refunding, Series B, FSA Insured, 5.00%,
          10/01/35 .......................................................................            7,000,000            6,311,900
       Douglasville-Douglas County Water and Sewer Authority Revenue, MBIA Insured, 5.00%,
          6/01/29 ........................................................................            3,410,000            3,188,248
          6/01/32 ........................................................................            2,000,000            1,841,200
       East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA
          Insured, 5.00%, 2/01/34 ........................................................            5,480,000            4,409,811
       Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ...            3,000,000            2,938,350
       Fayette County School District GO, zero cpn. to 9/01/10,
          4.75% thereafter, 3/01/21 ......................................................            1,355,000            1,172,197
          4.95% thereafter, 3/01/25 ......................................................            1,000,000              832,280
       Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ...................................            1,500,000            1,599,285
       Forsyth County Water and Sewerage Authority Revenue, FSA Insured, 5.00%, 4/01/32 ..            5,000,000            4,603,600
       Fulton County Development Authority Revenue,
          Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 .....................            3,000,000            2,850,750
          Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 ......            5,000,000            4,948,400
          Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ...............            2,240,000            2,176,406
          Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 ...........            5,000,000            4,646,950
       Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ...............            2,500,000            2,242,450
       Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
          Northeast Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31 .............            2,500,000            2,700,675
       Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
          12/01/26 .......................................................................            2,000,000            2,006,340
       Georgia Municipal Electric Authority Power Revenue,
          Project 1, Refunding, Sub Series A, MBIA Insured, 5.00%, 1/01/26 ...............            2,855,000            2,581,919
          Series W, 6.60%, 1/01/18 .......................................................              955,000            1,073,974
          Series W, ETM, 6.60%, 1/01/18 ..................................................               45,000               51,035
       Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
          5.00%, 6/01/24 .................................................................            1,000,000              956,340
       Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
          Housing Corp. Project, Series A, 6.00%, 6/01/24 ................................            2,550,000            2,184,228


                    Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA
          Insured, 5.00%, 12/01/25 .......................................................   $        2,600,000   $        2,415,868
       Georgia State GO, Series B, 5.00%, 7/01/28 ........................................            3,225,000            3,173,464
       Georgia State HFAR,
          MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 .......            1,000,000              918,150
          SFM, Series C, 5.00%, 12/01/27 .................................................            1,000,000              759,630
       Georgia State Higher Education Facilities Authority Revenue, USG Real Estate
          Foundation I LLC Project, 6.00%, 6/15/34 .......................................            5,000,000            4,737,900
       Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates,
          Southeast Georgia Health, Series A, 5.625%, 8/01/34 ............................            3,500,000            2,808,225
       Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
          MBIA Insured, 5.00%, 1/01/24 ...................................................            8,500,000            9,370,740
          MBIA Insured, 5.25%, 1/01/24 ...................................................            2,000,000            2,027,000
          Refunding, MBIA Insured, 5.25%, 1/01/22 ........................................            3,000,000            3,082,860
       Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett
          Hospital Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%,
          9/01/27 ........................................................................            3,750,000            4,157,062
       Gwinnett County School District GO, 5.00%,
          2/01/32 ........................................................................            5,000,000            4,820,250
          2/01/36 ........................................................................            5,815,000            5,500,990
       Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ...            2,795,000            3,066,339
       Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA
          Insured, 5.00%, 12/01/27 .......................................................            2,015,000            1,811,022
       Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 .................            2,750,000            2,657,215
       Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project,
          Refunding, AMBAC Insured, 6.00%, 7/01/29 .......................................            5,000,000            4,729,000
       Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
          10/01/23 .......................................................................            3,300,000            3,725,040
       Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ...................            3,000,000            2,915,280
       Lagrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38 ........            4,000,000            3,358,720
       Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27 ........            5,000,000            3,661,300
       Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
          Regional Healthcare System,
   (a)    Assured Guaranty, 6.375%, 8/01/29 ..............................................            4,000,000            3,786,920
          MBIA Insured, 5.50%, 8/01/25 ...................................................            6,000,000            5,214,540
       Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
          10/01/26 .......................................................................            1,000,000            1,021,730
       Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
          Refunding, Series A, 6.80%, 1/01/12 ............................................            1,500,000            1,605,615
       Municipal Electric Authority Revenue,
          General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26 ....            5,000,000            4,724,700
          Project 1, Sub Series E, MBIA Insured, 5.00%, 1/01/25 ..........................            2,315,000            2,102,136
       Newton County Hospital Authority Revenue, Newton Health System Project 1999,
       AMBAC Insured, Pre-Refunded, 6.10%, 2/01/24 .......................................            4,500,000            4,777,155
       Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG
          Insured, 5.00%, 6/01/24 ........................................................            3,150,000            2,932,808
       Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 ......................            4,000,000            3,789,680
       Paulding County School District GO, 5.00%, 2/01/33 ................................            4,000,000            3,728,560
       Peach County Development Authority Student Housing Facilities Revenue, Fort Valley
          State University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ........            3,000,000            2,685,930


                    52 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Private Colleges and Universities Authority Revenue,
          Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 ..............   $       10,000,000   $       10,501,400
          Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ...............            2,000,000            1,489,460
       Richmond County Development Authority, Solid Waste Disposal Revenue, International
          Paper Co. Project, 5.80%, 12/01/20 .............................................            1,500,000            1,106,910
       Richmond County Development Authority Educational Facilities Revenue, Augusta State
          University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 .......            1,000,000              890,570
       Rockdale County Water and Sewer Authority Revenue,
          FSA Insured, 5.00%, 7/01/29 ....................................................            4,000,000            3,889,640
          Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ..........................            5,000,000            5,261,050
       Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
          12/01/30 .......................................................................            1,500,000            1,263,885
       South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA
          Insured, Pre-Refunded, 5.00%, 1/01/33 ..........................................            3,500,000            3,818,675
       Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 ............................            3,000,000            3,265,200
       Upper Oconee Basin Water Authority Revenue, Refunding, MBIA Insured, 5.00%, 7/01/26            1,000,000              945,240
       Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
          Medical Center Project,
          5.00%, 10/01/33 ................................................................            2,000,000            1,478,820
          AMBAC Insured, 5.25%, 10/01/27 .................................................            3,000,000            2,851,770
       Walton County Water and Sewer Authority Revenue,
          Hard Labor Creek Project, FSA Insured, 5.00%, 2/01/33 ..........................            5,000,000            4,646,800
          Oconee, Hard Creek Resources Project, FSA Insured, 5.00%, 2/01/38 ..............            3,845,000            3,509,908
          Refunding and Improvement, MBIA Insured, 6.00%, 2/01/21 ........................              750,000              750,863
       Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured,
          5.25%, 3/01/25 .................................................................            3,000,000            3,004,260
                                                                                                                  ------------------
                                                                                                                         334,699,667
                                                                                                                  ------------------
       U.S. TERRITORIES 3.2%
       PUERTO RICO 2.4%
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series L, MBIA Insured, 5.25%, 7/01/35 .....................           10,000,000            8,217,600
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.8%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.40%, 10/01/12 ................................................................              850,000              830,501
          5.50%, 10/01/22 ................................................................            1,200,000              956,244
          5.625%, 10/01/25 ...............................................................            1,530,000            1,193,828
                                                                                                                  ------------------
                                                                                                                           2,980,573
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                11,198,173
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $371,249,942) 99.1% .......................................                               345,897,840
       OTHER ASSETS, LESS LIABILITIES 0.9% ...............................................                                 3,124,149
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      349,021,989
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS 97.5%
       ALABAMA 0.4%
       Camden IDB Exempt Facilities Revenue, Weyerhaeuser,
          Series A, Pre-Refunded, 6.125%, 12/01/24 .......................................   $        3,000,000   $        3,390,240
          Series B, Pre-Refunded, 6.375%, 12/01/24 .......................................            1,750,000            1,942,325
       Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO,
          Pre-Refunded, 7.75%, 7/01/21 ...................................................            9,420,000           10,154,666
       Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
          Project, Refunding, Series B, 6.10%, 5/15/30 ...................................            5,800,000            4,137,488
                                                                                                                  ------------------
                                                                                                                          19,624,719
                                                                                                                  ------------------
       ALASKA 0.1%
       Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
          Regional Power,
          5.70%, 1/01/12 .................................................................            1,400,000            1,328,110
          5.80%, 1/01/18 .................................................................            1,495,000            1,251,390
          5.875%, 1/01/32 ................................................................            6,900,000            4,858,359
                                                                                                                  ------------------
                                                                                                                           7,437,859
                                                                                                                  ------------------
       ARIZONA 4.4%
       Apache County IDA,
          IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 ....           16,500,000           12,396,450
          PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 ....           53,150,000           39,072,691
          PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ...           33,800,000           23,824,606
       Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
          Network, Pre-Refunded, 6.375%, 12/01/37 ........................................            2,500,000            2,841,650
       Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
          6.625%, 7/01/20 ................................................................            3,940,000            4,283,647
       Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A,
          7.25%, 12/01/32 ................................................................           14,500,000           11,711,070
       Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding,
          Series A, 7.125%, 10/01/32 .....................................................           21,125,000           16,515,736
          Series B, 7.00%, 10/01/32 ......................................................            9,500,000            7,693,385
       Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..           10,000,000            8,374,300
       Maricopa County IDA Health Facility Revenue,
          Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..................            7,500,000            6,281,250
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured,
             5.00%, 7/01/16 ..............................................................            5,450,000            5,157,226
       Maricopa County PCC, PCR, Public Service Co. of Colorado, Refunding, Series A,
          5.75%, 11/01/22 ................................................................            9,800,000            7,604,506
       Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A,
          5.00%, 7/01/38 .................................................................           15,000,000           12,753,000
       Pima County IDAR,
          Industrial Development, Tucson Electric Power, Series A, 6.375%, 9/01/29 .......           35,000,000           26,965,050
       Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .......................           10,140,000            7,520,838
       Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 ....................           10,000,000            6,404,900
       University Medical Center Corp. Revenue, 5.00%, 7/01/35 ...........................           10,175,000            7,361,918
       Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding,
          Series A, 6.375%, 12/01/37 .....................................................           15,500,000           11,669,640
                                                                                                                  ------------------
                                                                                                                         218,431,863
                                                                                                                  ------------------


                    54 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARKANSAS 0.3%
       Arkansas State Development Finance Authority Industrial Facilities Revenue,
          Potlatch Corp. Projects, Series A, 7.75%, 8/01/25 ..............................   $        3,800,000   $        3,328,344
       Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 .............            2,400,000            2,502,144
       Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
          11/01/26 .......................................................................           10,000,000            6,297,100
       Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12 .......            3,150,000            3,015,842
                                                                                                                  ------------------
                                                                                                                          15,143,430
                                                                                                                  ------------------
       CALIFORNIA 15.5%
       ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%,
          9/02/32 ........................................................................            9,735,000           11,074,536
       Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23            10,700,000           11,021,000
       Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38 ..            5,200,000            3,973,476
       Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29 .................           24,000,000           19,498,800
       Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37 .....            5,500,000            3,600,465
       Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C,
          Series A,
          5.35%, 9/01/36 .................................................................            3,680,000            2,559,072
       Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ...            4,085,000            4,806,125
       Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ....................            5,780,000            6,538,741
       California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
          Alameda County, 5.875%, 6/01/35 ................................................            3,700,000            2,572,647
       California Educational Facilities Authority Revenue, Pooled College and University
          Financing, Refunding, Series B, 6.125%, 6/01/09 ................................               10,000               10,013
       California Health Facilities Financing Authority Revenue, Marshall Medical Center,
          Series A, California Mortgage Insured, 5.00%,
          11/01/24 .......................................................................            2,295,000            1,892,090
          11/01/29 .......................................................................            2,220,000            1,766,831
          11/01/33 .......................................................................            3,130,000            2,381,586
       California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 ..........................           20,000,000           14,329,600
       California Infrastructure and Economic Development Bank Revenue, Department of
          Social Services Administration Building, AMBAC Insured, 5.00%,
          12/01/30 .......................................................................           10,300,000            9,043,709
          12/01/35 .......................................................................            5,000,000            4,322,850
       California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
          6.875%, 11/01/27 ...............................................................           10,000,000            6,837,800
       California State GO,
          Refunding, 5.25%, 4/01/30 ......................................................               50,000               45,127
          Refunding, 5.25%, 4/01/32 ......................................................               40,000               35,685
          Various Purpose, Refunding, 5.00%, 6/01/31 .....................................           22,000,000           18,948,820
       California Statewide CDA Revenue,
          Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ...................           13,090,000           16,191,806
          Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ....................            2,945,000            3,291,185
          John F. Kennedy University, 6.75%, 10/01/33 ....................................            8,000,000            6,421,920
          Monterey Institute International, 5.50%, 7/01/31 ...............................           13,240,000           12,302,608
          Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ...........................            6,440,000            7,041,110
          St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 ...............            5,000,000            4,352,950
          St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ................           10,000,000            8,178,800
          Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ............................           25,000,000           19,698,500
          Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38 ......................           11,730,000            9,170,866


                    Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37 ..   $       10,000,000   $        7,643,700
       Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
          Series C, AMBAC Insured, zero cpn.,
          8/01/33 ........................................................................           21,015,000            4,098,976
          8/01/34 ........................................................................           10,000,000            1,839,600
          8/01/43 ........................................................................           31,515,000            3,220,518
          8/01/45 ........................................................................           34,035,000            3,049,196
       Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ...............            2,215,000            1,433,061
       Chula Vista CFD Special Tax,
          No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ...........................            3,075,000            2,166,122
          No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 .............................            2,650,000            1,847,156
          No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 .....................            4,890,000            5,345,944
       Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ......            8,100,000            8,960,868
       El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
          9/01/31 ........................................................................            3,500,000            2,819,670
       Emeryville RDA, MFHR, Emery Bay Apartments II,
          Series A, Pre-Refunded, 5.85%, 10/01/28 ........................................           12,625,000           13,280,995
          sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28 ............................            1,780,000            1,933,098
       Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
          Refunding,
          zero cpn., 1/15/22 .............................................................           49,115,000           17,731,988
          zero cpn., 1/15/31 .............................................................            4,000,000              640,000
          zero cpn., 1/15/34 .............................................................            4,500,000              553,455
          zero cpn., 1/15/36 .............................................................            4,000,000              414,200
          zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ................................           35,000,000           28,703,150
       Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ..................            3,500,000            2,809,275
       Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
          Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ................................           10,000,000            6,418,700
          Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ........................           10,000,000           11,896,500
          Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ....................           30,750,000           23,251,920
          Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ..............................           13,250,000            9,483,687
       Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation,
          Refunding,
          7.00%, 9/02/30 .................................................................            7,715,000            6,932,390
       Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ............            5,000,000            3,874,750
       Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 ..............            6,595,000            4,627,711
       Los Angeles MFR, Refunding,
          Series J-1B, 7.125%, 1/01/24 ...................................................              160,000              135,026
          Series J-1C, 7.125%, 1/01/24 ...................................................              540,000              455,711
          Series J-2B, 8.50%, 1/01/24 ....................................................              810,000              686,426
(a)       Series J-2C, 8.50%, 1/01/24 ..................................................              2,560,000            2,169,446
       Los Angeles Regional Airports Improvement Corp. Lease Revenue,
(b)       Facilities Lease, United Air Lines Inc., Los Angeles International Airport,
             Refunding,
             6.875%, 11/15/12 ............................................................            9,500,000            4,974,675
          Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport,
             Refunding,
             6.35%, 11/01/25 .............................................................           12,000,000            8,348,040
       Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
          6/01/30 ........................................................................            7,530,000            6,853,806
       Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ....................            4,000,000            3,274,680


                    56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       Poway USD Special Tax,
          CFD No. 10, Area A, 6.10%, 9/01/31 .............................................   $        1,995,000   $        1,565,038
          CFD No. 11, Area A, 5.375%, 9/01/28 ............................................            2,965,000            2,246,284
          CFD No. 11, Area A, 5.375%, 9/01/34 ............................................            2,235,000            1,598,696
          CFD No. 14, Del Sur, 5.25%, 9/01/36 ............................................            7,500,000            5,170,050
       Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 ..........................            7,315,000            4,820,658
       Romoland School District Special Tax, CFD 1,
          Improvement Area 1, 5.35%, 9/01/28 .............................................            7,015,000            5,279,910
          Improvement Area 1, 5.40%, 9/01/36 .............................................            6,175,000            4,332,997
          Improvement Area 2, 5.35%, 9/01/38 .............................................            7,900,000            5,411,105
       Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25 ........................            1,550,000            1,145,311
       San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
          7/01/09 ........................................................................            3,750,000            3,690,225
          7/01/10 ........................................................................            4,500,000            4,318,920
          7/01/12 ........................................................................            4,500,000            3,931,605
          7/01/13 ........................................................................            4,250,000            3,530,985
          7/01/14 ........................................................................            2,250,000            1,781,483
       San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured,
          6.00%, 7/01/31 .................................................................            8,920,000            8,800,115
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ......................           22,500,000           20,696,625
          Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ......................           20,000,000           18,106,200
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ......................           20,000,000           16,661,200
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ......................           20,000,000           16,287,800
          junior lien, ETM, zero cpn., 1/01/10 ...........................................           15,000,000           14,752,500
          junior lien, ETM, zero cpn., 1/01/12 ...........................................           30,100,000           27,791,029
          junior lien, ETM, zero cpn., 1/01/24 ...........................................           52,700,000           23,426,731
          junior lien, ETM, zero cpn., 1/01/25 ...........................................           45,200,000           18,892,244
          junior lien, ETM, zero cpn., 1/01/26 ...........................................          131,900,000           52,046,421
          junior lien, ETM, zero cpn., 1/01/27 ...........................................          139,100,000           51,704,861
          senior lien, 5.00%, 1/01/33 ....................................................           11,930,000            8,335,014
       Saugus USD Special Tax, 6.00%, 9/01/33 ............................................            3,150,000            2,427,988
       Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
          9/01/36 ........................................................................            2,000,000            1,394,660
       Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
          6.30%, 9/02/33 .................................................................            6,000,000            4,846,560
       Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%,
          9/01/32 ........................................................................            4,100,000            4,761,535
       Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36 .......           20,000,000           15,510,000
       Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
          6.00%, 9/01/34 .................................................................            6,520,000            5,076,537
       West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 .............            3,000,000            3,373,890
                                                                                                                  ------------------
                                                                                                                         777,498,335
                                                                                                                  ------------------
       COLORADO 4.0%
       Arkansas River Power Authority Power Revenue, Improvement, 6.00%, 10/01/40 ........           10,000,000            8,657,400
       Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, FSA
          Insured,
          5.25%, 3/01/40 .................................................................           20,000,000           15,070,400
       Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13 .................              410,000              441,677


                    Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Denver City and County Special Facilities Airport Revenue, United Airlines Project,
          Refunding, Series A, 5.25%, 10/01/32 ...........................................   $       25,000,000   $       12,809,000
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured, 5.00%,
          12/01/30 .......................................................................           15,000,000           10,152,900
          12/01/35 .......................................................................           15,000,000            9,727,200
       Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded,
          6.25%, 12/01/33 ................................................................            4,000,000            4,726,280
       E-470 Public Highway Authority Revenue, Capital Appreciation,
          Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 ..........................           15,720,000            1,790,036
          Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 ..........................           20,000,000            2,105,600
          Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 ..........................           30,000,000            2,927,400
          Series A, MBIA Insured, zero cpn., 9/01/28 .....................................           15,000,000            3,309,000
          Series B, MBIA Insured, zero cpn., 9/01/29 .....................................           10,000,000            2,160,700
          Series B, MBIA Insured, zero cpn., 9/01/30 .....................................           17,300,000            3,449,966
          Series B, MBIA Insured, zero cpn., 9/01/31 .....................................           10,000,000            1,847,900
       Eagle County Airport Terminal Corp. Revenue, Series A,
          7.00%, 5/01/21 .................................................................              730,000              634,355
          7.125%, 5/01/31 ................................................................            1,215,000              982,169
       Eagle County Sports and Housing Facilities Revenue, Vail Associate Project,
          Refunding, 6.95%, 8/01/19 ......................................................           41,200,000           35,454,660
       Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29 ...............            2,710,000            3,017,043
       McKay Landing Metropolitan District No. 002 GO,
          Limited Tax, Pre-Refunded, 7.50%, 12/01/19 .....................................            2,775,000            3,045,618
          Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 ..........................            2,000,000            2,198,300
       Public Authority for Colorado Energy Natural Gas Purpose Revenue,
          6.50%, 11/15/38 ................................................................           65,000,000           52,728,650
       Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
          Pre-Refunded, 7.20%, 12/01/19 ..................................................               90,000               96,771
       Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
          Pre-Refunded, 7.35%, 12/01/19 ..................................................            2,900,000            3,133,015
       Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured,
          5.00%, 12/01/28 ................................................................            7,640,000            7,148,137
       University of Colorado Hospital Authority Revenue, Series A, Pre-Refunded, 5.60%,
          11/15/31 .......................................................................            9,000,000            9,836,910
(a, c) Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%,
          6/01/31 ........................................................................            3,000,000            2,804,580
                                                                                                                  ------------------
                                                                                                                         200,255,667
                                                                                                                  ------------------
       CONNECTICUT 1.6%
       Connecticut State Development Authority PCR,
          Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ...............           53,825,000           44,035,847
          Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ........           12,500,000           10,226,625
       Connecticut State Development Authority Water Facility Revenue, Bridgeport
          Hydraulic Co. Project, 6.15%, 4/01/35 ..........................................            3,000,000            2,923,410
       Connecticut State Health and Educational Facilities Authority Revenue,
          Sacred Heart University, Series C, 6.50%, 7/01/16 ..............................              345,000              331,055
          St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .......................            5,650,000            4,512,090
       Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1,
          6.30%, 11/15/17 ................................................................           16,060,000           16,211,607
                                                                                                                  ------------------
                                                                                                                          78,240,634
                                                                                                                  ------------------


                    58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       DISTRICT OF COLUMBIA 1.2%
       District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ...   $       18,000,000   $       13,265,280
       District of Columbia Hospital Revenue, Children's Hospital Obligation Group,
          Assured Guaranty, 5.25%, 7/15/38 ...............................................           11,000,000            9,551,740
       District of Columbia Revenue,
          Gains-Georgetown University, Capital Appreciation, AMBAC Insured, zero cpn. to
             3/31/18,
             5.00% thereafter, 4/01/36 ...................................................           27,105,000           11,694,181
          Methodist Home Issue, 6.00%, 1/01/29 ...........................................            4,750,000            3,433,158
       District of Columbia Tobacco Settlement FICO Revenue,
          Asset-Backed Bonds, Refunding, 6.50%, 5/15/33 ..................................           22,000,000           16,387,800
          Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 .........          175,000,000            4,655,000
          Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 .........           66,000,000            1,755,600
                                                                                                                  ------------------
                                                                                                                          60,742,759
                                                                                                                  ------------------
       FLORIDA 8.1%
       Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 .................            4,800,000            3,049,392
       Beacon Tradeport CDD Special Assessment, Commercial Project, Series A,
          Pre-Refunded,
          6.00%, 5/01/16 .................................................................           20,615,000           21,978,476
          6.20%, 5/01/22 .................................................................           23,590,000           25,957,256
       Brighton Lakes CDD Special Assessment, Series B, Pre-Refunded, 7.625%, 5/01/31 ....            3,035,000            3,297,224
       Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 ..........            1,340,000            1,131,710
       Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ........            2,175,000            1,875,829
       Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ...........            2,320,000            1,929,822
       Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
          8/15/32 ........................................................................           10,550,000            8,366,783
       East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 .....................            1,425,000              971,309
       Falcon Trace CDD Special Assessment, Pre-Refunded, 6.00%, 5/01/20 .................            3,690,000            3,831,069
       Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31             9,900,000           10,757,538
       Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
          Series D,
          6.00%, 6/01/23 .................................................................            5,000,000            5,446,350
       Groves CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.75%, 5/01/32 .....            1,700,000            1,849,821
       Halifax Hospital Medical Center Hospital Revenue,
          Refunding and Improvement, Series A, 5.375%, 6/01/46 ...........................           18,000,000           11,899,620
          Series A, Pre-Refunded, 7.25%, 10/01/24 ........................................            4,700,000            5,205,814
          Series A, Pre-Refunded, 7.25%, 10/01/29 ........................................            1,400,000            1,550,668
       Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
          5.30%, 5/01/39 .................................................................            1,450,000              915,211
       Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18             6,500,000            6,057,675
       Hillsborough County IDAR, Refunding, Series B, 5.25%,
          10/01/28 .......................................................................            1,500,000            1,149,150
          10/01/34 .......................................................................            7,250,000            5,288,005
       Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B,
          8.25%, 5/01/11 .................................................................            7,065,000            6,928,928
       Indian Trace Development District Special Assessment, Isles at Weston Project,
          5.50%, 5/01/33 .................................................................            2,860,000            2,005,260
       Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
          ETM, 6.875%, 8/01/10 ...........................................................              315,000              330,693
          Pre-Refunded, 7.00%, 8/01/20 ...................................................            2,445,000            2,617,861
          Pre-Refunded, 7.25%, 8/01/31 ...................................................            5,725,000            6,146,131


                    Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Indigo CDD Capital Improvement Revenue, Refunding,
          Series A, 7.00%, 5/01/31 .......................................................   $          895,000   $          790,536
          Series C, 7.00%, 5/01/30 .......................................................            4,570,000            3,934,633
       Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ..........................            1,760,000            1,471,853
       Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 .................................            1,490,000            1,364,468
       Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates,
          Accredited Investors, Refunding,
          5.875%, 1/01/19 ................................................................            1,350,000            1,158,152
          6.25%, 1/01/28 .................................................................            1,230,000              991,478
          6.375%, 1/01/43 ................................................................            2,250,000            1,726,222
       Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway,
          Series B,
          CIFG Insured, 5.00%, 10/01/30 ..................................................           11,505,000            9,965,976
       Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 .........            7,685,000            6,515,727
       Mediterra South CDD Capital Improvement Revenue,
          6.85%, 5/01/31 .................................................................            2,300,000            1,969,076
          Series B, 6.95%, 5/01/31 .......................................................            6,955,000            6,134,101
       Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 .....................            1,525,000              956,770
       Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33 ....           14,310,000           12,542,858
       Midtown Miami Community Development Special Assessment Revenue,
          Series A, 6.25%, 5/01/37 .......................................................            7,500,000            5,675,025
          Series B, 6.50%, 5/01/37 .......................................................            3,945,000            3,039,110
       Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ............              275,000              272,157
       North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A,
          7.00%, 5/01/19 .................................................................              560,000              511,661
       Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
          Development No. 43,
          6.10%, 8/01/21 .................................................................              415,000              349,974
          Pre-Refunded, 6.10%, 8/01/21 ...................................................            1,960,000            2,152,433
       Northern Palm Beach County ID Special Assessment, Water Control and Improvement
          Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41 ....................              800,000              498,800
       Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded,
          7.20%, 5/01/32 .................................................................            3,150,000            3,403,638
       Orange County Health Facilities Authority Revenue, Hospital,
          Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ...................           10,000,000           11,075,500
          Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 .....................           15,000,000           16,745,400
       Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 .............            1,300,000              845,845
       Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ..........            2,700,000            2,111,130
       Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 ........            1,333,332            1,459,079
       Pelican Marsh CDD Special Assessment Revenue,
          Series A, 7.10%, 5/01/20 .......................................................            3,000,000            2,631,960
          Series A, 7.20%, 5/01/31 .......................................................            6,245,000            5,202,085
          Series B, 6.90%, 5/01/11 .......................................................              340,000              328,290
       Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28 ......            7,000,000            6,123,600
       Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 .......................           10,040,000            8,921,444
       Port St. Lucie Utility Revenue, System, Refunding, Series A, MBIA Insured, 5.00%,
          9/01/29 ........................................................................           11,025,000            9,814,234
       Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ...........................            2,900,000            1,819,373
       Portofino Cove CDD Special Assessment, Series A, 5.50%, 5/01/38 ...................            1,595,000              978,548


                    60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ...............   $        2,795,000   $        1,687,006
       Portofino Springs CDD Special Assessment, Series A, 5.50%, 5/01/38 ................            1,000,000              613,510
       Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ....            1,445,000            1,445,925
       Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ....................            3,430,000            3,022,379
       Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
          12/01/22 .......................................................................            3,595,000            3,117,979
       River Place St. Lucie CDD Special Assessment Revenue,
          Series A, 7.625%, 5/01/21 ......................................................            1,045,000              981,736
          Series A, 7.625%, 5/01/30 ......................................................            1,590,000            1,424,227
          Series B, 7.25%, 5/01/10 .......................................................              970,000              944,450
       Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 ................              505,000              483,659
       Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
          5/01/31 ........................................................................            2,685,000            2,854,182
       Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 .............................            8,170,000            5,177,819
       South Broward Hospital District Revenue, South Broward Hospital District Obligated
          Group, Refunding,
          4.75%, 5/01/32 .................................................................           11,235,000            8,846,102
          5.00%, 5/01/36 .................................................................           12,500,000            9,766,125
       South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
          Florida Group, 5.00%,
          8/15/32 ........................................................................           15,000,000           11,942,550
          8/15/37 ........................................................................           19,860,000           15,447,902
       South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 .................            2,555,000            2,105,141
       St. Lucie West Services District Capital Improvement Revenue, Cascades Project,
          6.10%, 5/01/18 .................................................................            1,745,000            1,510,821
       St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
          Management Benefit, Refunding, Series B,
          6.00%, 5/01/09 .................................................................              185,000              183,379
          6.25%, 5/01/25 .................................................................            5,080,000            4,250,639
       Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ..........................            2,020,000            1,673,368
       Stoneybrook West CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.00%,
          5/01/32 ........................................................................            2,990,000            3,222,502
       Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ..............            1,255,000            1,116,034
       Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ................            8,210,000            7,053,950
       Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 ..........            1,970,000            1,281,800
       Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ..............................            8,300,000            6,858,290
       Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ......................            5,740,000            5,247,738
       Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38 .....................           10,000,000            8,179,600
       Village Center CDD Recreational Revenue,
          Sub Series B, 6.25%, 1/01/13 ...................................................            4,120,000            3,994,752
          Sub Series B, 8.25%, 1/01/17 ...................................................            1,715,000            1,714,863
          Sub Series C, 7.375%, 1/01/19 ..................................................            2,130,000            2,135,985
       Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded,
          7.20%, 5/01/32 .................................................................            2,605,000            2,805,246
       Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded,
          6.70%, 5/01/32 .................................................................            2,775,000            3,027,775
       Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ...............            1,100,000              966,999
       Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 .......................            1,800,000            1,156,680
       Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 ..............            4,400,000            3,203,244


                    Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ....................   $        1,260,000   $        1,104,340
       Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 ............            1,975,000            1,419,966
                                                                                                                  ------------------
                                                                                                                         405,987,394
                                                                                                                  ------------------
       GEORGIA 3.2%
       Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Refunding,
          Series C,
          FSA Insured, 5.00%, 1/01/33 ....................................................           18,500,000           16,419,860
       Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ...................            1,235,000              836,515
       Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ................           33,000,000           26,393,730
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
          12/01/28 .......................................................................            1,470,000            1,037,291
       Burke County Development Authority PCR, Oglethorpe Power, Vogtle Project, Series C,
          5.70%, 1/01/43 .................................................................           55,000,000           46,975,500
       Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland
          Inc., Refunding, 5.70%, 12/01/15 ...............................................            1,575,000            1,301,596
       Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia
          Baptist Health Care System Project, ETM,
          6.25%, 10/01/18 ................................................................            6,000,000            6,678,780
          6.375%, 10/01/28 ...............................................................            8,000,000            8,739,040
       Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27             5,000,000            3,246,550
       Gainesville RDA Educational Facilities Revenue, Riverside Military Academy,
          Refunding,
          5.125%, 3/01/37 ................................................................            6,500,000            3,217,305
       Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project,
          Refunding,
          MBIA Insured, 5.00%, 7/01/34 ...................................................           26,145,000           23,231,140
       Main Street Natural Gas Inc. Gas Project Revenue,
          Series A, 5.50%, 9/15/28 .......................................................            5,000,000            3,628,200
          b Series A, 6.25%, 7/15/33 .....................................................           20,000,000            3,400,000
          b Series A, 6.375%, 7/15/38 ....................................................           30,000,000            5,100,000
          Series B, 5.00%, 3/15/22 .......................................................            5,500,000            4,040,410
       McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
          Products, 6.95%, 12/01/23 ......................................................            5,120,000            4,153,702
                                                                                                                  ------------------
                                                                                                                         158,399,619
                                                                                                                  ------------------
       IDAHO 0.6%
(d)    Idaho Health Facilities Authority Revenue, St. Luke's Health System Project,
          Series A, 6.75%,
          11/01/37 .......................................................................           12,500,000           12,080,375
       Nez Perce County PCR,
          Potlatch 84, 7.00%, 12/01/14 ...................................................            2,500,000            2,350,025
          Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 .............................           17,500,000           13,489,700
                                                                                                                  ------------------
                                                                                                                          27,920,100
                                                                                                                  ------------------
       ILLINOIS 3.6%
       Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
          3/01/33 ........................................................................            3,300,000            2,386,758
       Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
          3/01/33 ........................................................................            5,424,000            3,864,980
       Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
          Pre-Refunded,
          6.25%, 3/01/32 .................................................................            3,655,000            4,114,982
          6.75%, 3/01/32 .................................................................            5,347,000            5,972,492


                    62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ILLINOIS (CONTINUED)
       Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project,
          Series A, Pre-Refunded,
          6.625%, 3/01/31 ................................................................   $        4,328,000   $        4,732,408
          7.00%, 3/01/31 .................................................................            4,778,000            5,343,572
       Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project,
          Pre-Refunded,
          7.05%, 3/01/31 .................................................................            5,773,000            6,517,197
       Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%,
          8/01/23 ........................................................................           11,000,000           10,126,050
       Cary Special Tax,
          Refunding, Radian Insured, 5.00%, 3/01/30 ......................................            3,115,000            2,584,983
          Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
             3/01/30 .....................................................................            2,869,000            3,134,268
          Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%,
             3/01/30 .....................................................................            5,245,000            5,694,444
       Chicago O'Hare International Airport Revenue,
          General Airport Third Lien, Series A, FGIC Insured, 5.00%, 1/01/33 .............           15,000,000           12,411,300
          Refunding, Series A, FSA Insured, 5.00%, 1/01/38 ...............................           17,195,000           14,403,048
       Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded,
          7.75%, 3/01/27 .................................................................            6,000,000            6,879,540
       Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision,
          5.95%, 3/01/36 .................................................................            7,785,000            5,270,756
       Illinois Finance Authority Revenue,
          Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ...........................            7,500,000            4,784,325
          Resurrection Health Care, Series A, FSA Insured, 5.25%, 5/15/29 ................           15,500,000           13,404,865
          Sherman Health System, Series A, 5.50%, 8/01/37 ................................           17,240,000           12,085,930
       Illinois Health Facilities Authority Revenue,
          Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ..........            2,105,000            2,099,653
          Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 .................            8,595,000            6,820,734
       Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois
          Public Service Co., Refunding, Series A, 5.50%, 3/01/14 ........................            3,515,000            3,174,748
       Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
          McCormick Place Convention Center, ETM, 7.00%, 7/01/26 .........................            7,500,000            9,007,500
       Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ....            3,000,000            2,209,230
       Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
          7.75%, 3/01/30 .................................................................            4,716,000            5,219,857
       Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and
          Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39 .........................            5,000,000            4,101,750
       Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B,
          6.375%, 3/01/34 ................................................................            7,964,000            6,082,266
       Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ....            2,425,000            1,821,030
       Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
          6.00%, 3/01/33 .................................................................            4,500,000            3,223,215
          6.625%, 3/01/33 ................................................................            5,261,000            4,208,747
       Yorkville United City Special Services Area Special Tax,
          No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ................            4,225,000            2,967,893
          No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ...................            3,437,000            2,720,867
          No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 .............................            4,921,000            3,496,666
                                                                                                                  ------------------
                                                                                                                         180,866,054
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       INDIANA 2.2%
       Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
          8/01/36 ........................................................................   $        5,000,000   $        3,119,250
       Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
          8/15/19 ........................................................................            3,000,000            2,416,410
          8/15/28 ........................................................................            5,000,000            3,547,950
       Indiana Health and Educational Facility Financing Authority Hospital Revenue,
          5.50%, 3/01/37 .................................................................            8,000,000            5,604,080
       Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes
          of Indiana, Refunding, 5.25%, 11/15/35 .........................................           12,000,000            8,999,040
       Indiana Health Facility Financing Authority Hospital Revenue,
          6.25%, 3/01/25 .................................................................            5,900,000            4,884,610
          6.00%, 3/01/34 .................................................................           12,000,000            9,029,040
          Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31 ...           11,740,000            9,406,440
          Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%,
          8/01/31 ........................................................................           36,760,000           40,377,184
          Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ............            1,500,000            1,383,075
       Indiana State Development Finance Authority Environmental Revenue, USX Corp.
          Project, Refunding, 5.60%, 12/01/32 ............................................            8,200,000            6,155,740
       Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, MBIA
          Insured,
          5.60%, 11/01/16 ................................................................           10,000,000            9,892,700
          5.85%, 4/01/19 .................................................................            5,000,000            4,678,350
                                                                                                                  ------------------
                                                                                                                         109,493,869
                                                                                                                  ------------------
       KENTUCKY 0.9%
       Kentucky Economic Development Finance Authority Health System Revenue, Norton
          Healthcare Inc.,
          Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 .............................           10,650,000           10,396,637
          Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 .............................            3,995,000            3,721,742
          Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 ..........................            5,325,000            6,086,954
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 ..........................            6,005,000            6,877,647
       Kentucky Economic Development Finance Authority Hospital System Revenue,
          Appalachian Regional Health Center Facility, Refunding and Improvement,
          5.875%, 10/01/22 ...............................................................            6,835,000            5,321,184
       Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
          Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42 ............            5,000,000            4,737,400
       Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
          Jewish Hospital St. Mary's HealthCare Inc. Project, Refunding, 6.125%,
             2/01/37 .....................................................................           11,500,000            9,771,205
                                                                                                                  ------------------
                                                                                                                          46,912,769
                                                                                                                  ------------------
       LOUISIANA 3.3%
       Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding,
          6.80%, 2/01/27 .................................................................           13,990,000           11,164,580
       Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding,
          6.75%, 10/01/12 ................................................................            4,840,000            4,712,660
       Louisiana Local Government Environmental Facilities CDA Revenue, Louisiana Local
          Government, 6.75%, 11/01/32 ....................................................           30,000,000           21,984,300
       Louisiana Public Facilities Authority Revenue,
          FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ........           20,000,000           18,015,000
          Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ....................           10,000,000            7,323,100
          Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ....................           10,000,000            7,345,900


                    64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
          AMBAC Insured, 5.00%, 6/01/22 ..................................................   $       10,000,000   $        8,272,000
       New Orleans GO, Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36 .....           13,480,000            9,773,674
       Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding,
          6.70%, 3/01/13 .................................................................            4,850,000            4,676,418
       Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
          6.00%, 10/01/38 ................................................................            4,750,000            4,680,745
       St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
          6/01/37 ........................................................................           80,500,000           51,198,805
       West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
          9/01/28 ........................................................................           20,750,000           16,653,327
                                                                                                                  ------------------
                                                                                                                         165,800,509
                                                                                                                  ------------------
       MAINE 0.6%
       Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..............            4,800,000            4,063,248
       Skowhegan PCR, S.D. Warren Co. Project,
          Refunding, Series B, 6.65%, 10/15/15 ...........................................            4,940,000            4,423,918
          Series A, 6.65%, 10/15/15 ......................................................           24,570,000           22,003,172
                                                                                                                  ------------------
                                                                                                                          30,490,338
                                                                                                                  ------------------
       MARYLAND 0.9%
       Maryland State Community Development Administration Development Housing and CDR,
          Housing, Series A, 5.875%, 7/01/16 .............................................            1,620,000            1,545,610
       Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
          Refunding, Series A, 4.75%, 12/01/11 ...........................................            1,055,000              936,766
          Refunding, Series A, 5.00%, 12/01/16 ...........................................            3,000,000            2,219,880
          Refunding, Series A, 5.00%, 12/01/31 ...........................................           10,000,000            5,275,400
          Refunding, Series B, 5.00%, 12/01/16 ...........................................              900,000              665,964
          Refunding, Series B, 5.25%, 12/01/31 ...........................................            2,000,000            1,098,260
          Series B, Pre-Refunded, 7.50%, 12/01/14 ........................................            1,850,000            1,985,623
          Series B, Pre-Refunded, 7.625%, 12/01/22 .......................................            6,740,000            7,247,455
          Series B, Pre-Refunded, 7.75%, 12/01/31 ........................................           16,160,000           17,396,725
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Edenwald, Series A, 5.40%, 1/01/37 .............................................            1,200,000              756,252
          Washington County Hospital, 6.00%, 1/01/43 .....................................            6,000,000            4,263,960
                                                                                                                  ------------------
                                                                                                                          43,391,895
                                                                                                                  ------------------
       MASSACHUSETTS 0.4%
       Massachusetts Bay Transportation Authority Revenue, General Transportation System,
          Series A, 7.00%, 3/01/21 .......................................................            2,000,000            2,328,840
       Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .....            3,000,000            3,028,560
       Massachusetts State Development Finance Agency Revenue,
          Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ...................            1,030,000              870,051
          Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ..................            1,620,000            1,183,135
          Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ...........................            2,000,000            1,261,460
          Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 .            1,850,000            1,683,056
          Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ..            3,500,000            2,836,855
       Massachusetts State Health and Educational Facilities Authority Revenue, St.
          Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 ..................            5,805,000            4,552,745
                                                                                                                  ------------------
                                                                                                                          17,744,702
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN 3.7%
       Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
          Pre-Refunded, 6.25%, 4/15/27 ...................................................   $       10,500,000   $       11,741,730
       Detroit Sewer Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
          7/01/35 ........................................................................           25,750,000           21,027,707
       Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
          5.00%, 7/01/33 .................................................................           11,000,000            9,481,340
       Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital
          Obligated Group, Refunding, Series A,
          5.625%, 9/01/10 ................................................................              670,000              645,096
          5.75%, 9/01/17 .................................................................              530,000              428,823
          5.00%, 8/15/38 .................................................................            5,250,000            2,882,723
       Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial
          Hospital, Refunding, 6.50%,
          1/01/31 ........................................................................            1,000,000              761,130
          1/01/37 ........................................................................            1,000,000              740,030
       Michigan State Building Authority Revenue,
          Facilities Program, Refunding, Series I, 6.00%, 10/15/38 .......................            6,000,000            5,735,280
          Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ........           13,495,000           11,710,961
          Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ........           16,585,000           14,923,681
          Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ............................            9,500,000            8,407,500
       Michigan State Hospital Finance Authority Revenue,
          Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...            7,500,000            7,096,500
          Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...           30,205,000           26,754,683
          Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...              500,000              374,685
          Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ..............              500,000              364,320
          Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 .........            3,680,000            2,703,586
          Marquette, 5.00%, 5/15/34 ......................................................            6,000,000            3,861,420
          Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .........................            1,000,000              937,830
          Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ............            7,310,000            7,313,216
          Sinai Hospital, Refunding, 6.625%, 1/01/16 .....................................            2,990,000            2,679,967
          Sinai Hospital, Refunding, 6.70%, 1/01/26 ......................................            7,250,000            5,933,182
       Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co.
          Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29 .................           11,000,000            8,900,760
       Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
          Senior Series A, 6.00%, 6/01/34 ................................................           13,675,000            9,451,203
          Senior Series A, 6.00%, 6/01/48 ................................................           10,000,000            6,380,900
          Turbo, Series A, 6.875%, 6/01/42 ...............................................           17,500,000           13,088,775
       Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
          Series A, ETM, 5.60%, 2/15/13 ..................................................            1,095,000            1,113,078
                                                                                                                  ------------------
                                                                                                                         185,440,106
                                                                                                                  ------------------
       MINNESOTA 1.5%
       Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%,
          8/01/14 ........................................................................            9,000,000            8,466,660
       Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
          12/01/40 .......................................................................            5,000,000            3,273,300
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
          Refunding, Sub Series C, FGIC Insured, 5.00%, 1/01/31 ..........................            6,185,000            5,252,611


                    66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Minneapolis Health Care Facility Revenue,
          Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 .........................   $        5,075,000   $        3,399,184
          Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ..............           18,380,000           20,461,535
          Jones-Harrison Residence Project, 5.70%, 10/01/35 ..............................            1,000,000              688,610
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series A, 6.625%, 11/15/28 .....................................................           11,000,000           10,662,740
          Series A, 6.75%, 11/15/32 ......................................................            6,250,000            6,048,313
          Series D, AMBAC Insured, 5.00%, 11/15/30 .......................................            1,725,000            1,360,214
       Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
          Refunding, Series A, 6.375%, 11/15/29 ..........................................              175,000              163,791
          Series A, Pre-Refunded, 6.375%, 11/15/29 .......................................            6,325,000            6,883,055
       Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
          2/01/18 ........................................................................              320,000              315,318
       Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29 .....            3,070,000            3,377,983
       St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ....           10,000,000            6,961,900
                                                                                                                  ------------------
                                                                                                                          77,315,214
                                                                                                                  ------------------
       MISSISSIPPI 1.0%
       Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%,
          2/01/26 ........................................................................           33,295,000           26,064,658
       Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser CO. Project, Refunding,
          Series B, 6.70%, 4/01/22 .......................................................            5,000,000            4,263,700
       Warren County Gulf Opportunity Zone Revenue, International Paper, Series A, 6.50%,
          9/01/32 ........................................................................           10,000,000            7,541,600
       Warren County Revenue, Gulf Opportunity, International Paper, Series A, 5.50%,
          9/01/31 ........................................................................           20,000,000           13,292,800
                                                                                                                  ------------------
                                                                                                                          51,162,758
                                                                                                                  ------------------
       MISSOURI 0.4%
       Branson Regional Airport Transportation Development District Airport Revenue,
          Series A, 6.00%, 7/01/37 .......................................................            1,200,000              775,104
          Series B, 6.00%, 7/01/25 .......................................................            6,000,000            4,198,140
          Series B, 6.00%, 7/01/37 .......................................................            5,000,000            3,163,950
       Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
          12/01/20 .......................................................................            8,350,000            6,938,766
       West Plains IDA Hospital Revenue, Ozarks Medical Center,
          6.30%, 11/15/11 ................................................................              470,000              456,737
          6.75%, 11/15/24 ................................................................            1,870,000            1,572,632
          Refunding, 5.50%, 11/15/12 .....................................................              420,000              391,310
                                                                                                                  ------------------
                                                                                                                          17,496,639
                                                                                                                  ------------------
       MONTANA 0.1%
       Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
          3/01/31 ........................................................................           10,220,000            6,865,694
                                                                                                                  ------------------
       NEBRASKA 0.3%
       Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
          AMBAC Insured, 5.00%, 1/01/32 ..................................................           16,485,000           14,318,047
       Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West
          Medical Center, 6.375%, 12/15/08 ...............................................              325,000              325,205
                                                                                                                  ------------------
                                                                                                                          14,643,252
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEVADA 1.3%
       Clark County ID Special Assessment,
          Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26 ...............   $        1,320,000   $          888,650
          Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31 ...............            1,035,000              652,857
          Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21 ...            3,690,000            3,242,846
          Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ..............................            4,095,000            3,331,487
          Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20 ...............................              760,000              568,282
          Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25 ...............................            2,400,000            1,610,160
       Clark County IDR,
          Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .................            5,125,000            3,158,128
          Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38 ..........            7,260,000            5,036,915
       Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
          7/01/24 ........................................................................            7,000,000            6,041,420
       Henderson Local ID Special Assessment,
          No. T-2, 9.50%, 8/01/11 ........................................................              235,000              225,696
          No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ...................            3,065,000            2,585,328
          No. T-12, Series A, 7.375%, 8/01/18 ............................................           33,715,000           25,542,821
          No. T-16, 4.90%, 3/01/16 .......................................................            1,355,000            1,024,746
          No. T-16, 5.00%, 3/01/18 .......................................................              975,000              699,192
          No. T-16, 5.00%, 3/01/19 .......................................................              965,000              671,968
          No. T-16, 5.10%, 3/01/22 .......................................................            1,450,000              950,142
          No. T-16, 5.125%, 3/01/25 ......................................................            1,535,000              952,867
          No. T-17, 5.00%, 9/01/15 .......................................................              715,000              593,922
          No. T-17, 5.00%, 9/01/16 .......................................................              730,000              591,380
          No. T-17, 5.00%, 9/01/25 .......................................................            1,375,000              909,824
       Las Vegas Local Improvement Bonds Special Assessment,
          Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ....................            1,180,000            1,182,207
          Special ID No. 607, 6.25%, 6/01/24 .............................................            4,870,000            3,615,244
       Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 .........            2,185,000            2,188,846
                                                                                                                  ------------------
                                                                                                                          66,264,928
                                                                                                                  ------------------
       NEW HAMPSHIRE 0.3%
       New Hampshire Higher Education and Health Facilities Authority Revenue,
          Hillcrest Terrace, 7.50%, 7/01/24 ..............................................           15,050,000           12,373,809
          New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ..........              620,000              603,452
                                                                                                                  ------------------
                                                                                                                          12,977,261
                                                                                                                  ------------------
       NEW JERSEY 5.6%
       Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
          Series 1, 6.00%, 1/01/19 .......................................................            2,180,000            1,903,903
          Series 1, 6.00%, 1/01/29 .......................................................            5,000,000            3,786,000
          Series 2, 6.125%, 1/01/19 ......................................................            2,125,000            1,874,144
          Series 2, 6.125%, 1/01/29 ......................................................            5,105,000            3,866,935
       New Jersey EDA Lease Revenue, International Center for Public Health Project,
          University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ............            9,965,000            8,986,537
       New Jersey EDA Revenue,
          Cigarette Tax, 5.50%, 6/15/24 ..................................................           23,000,000           17,399,040
          Cigarette Tax, 5.50%, 6/15/31 ..................................................            6,500,000            4,567,875
          Cigarette Tax, 5.75%, 6/15/34 ..................................................           10,000,000            7,158,600


                    68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey EDA Revenue, (continued)
          first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 .......................   $        1,500,000   $        1,197,255
          first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ........................            7,635,000            6,348,044
       New Jersey EDA Special Facility Revenue, Continental Airlines Inc.
          Project,
          6.625%, 9/15/12 ................................................................           25,525,000           20,455,480
          6.25%, 9/15/19 .................................................................           42,000,000           25,201,260
          6.40%, 9/15/23 .................................................................           79,890,000           41,544,398
       New Jersey Health Care Facilities Financing Authority Revenue,
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero
             cpn., 7/01/33 ...............................................................           57,680,000            6,565,714
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero
             cpn., 7/01/34 ...............................................................           52,330,000            5,439,180
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero
             cpn., 7/01/35 ...............................................................           20,000,000            1,897,800
          South Jersey Hospital, 5.00%, 7/01/46 ..........................................            6,000,000            4,202,940
          South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ...........................            7,500,000            8,358,300
          South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ............................           18,000,000           20,136,420
          St. Joseph's Healthcare System, 6.625%, 7/01/38 ................................           25,000,000           18,086,000
          Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30 ...............            5,000,000            5,499,850
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation
          System, Series A, 6.00%, 12/15/38 ..............................................           55,000,000           54,022,100
       Tobacco Settlement FICO Revenue,
          Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 .....................................           10,000,000           11,196,200
          Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41 ......................           40,000,000            1,575,600
                                                                                                                  ------------------
                                                                                                                         281,269,575
                                                                                                                  ------------------
       NEW MEXICO 2.5%
       Farmington PCR,
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
             12/01/16 ....................................................................           24,045,000           21,559,709
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 6.30%,
             12/01/16 ....................................................................            3,175,000            2,846,832
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
             4/01/22 .....................................................................           66,125,000           54,896,975
          Public Service Co. of New Mexico, San Juan Project, Series A, 6.60%, 10/01/29 ..            9,000,000            6,778,980
          Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ...........................           37,000,000           32,843,050
       New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent
          Hospital, Series A, Radian Insured, Pre-Refunded,
          5.25%, 7/01/30 .................................................................            4,360,000            4,837,158
          5.00%, 7/01/35 .................................................................            3,470,000            3,798,956
                                                                                                                  ------------------
                                                                                                                         127,561,660
                                                                                                                  ------------------
       NEW YORK 6.1%
       Corinth IDA Environmental Improvement Revenue, International Paper Co. Project,
          Refunding, Series A, 5.75%, 2/01/22 ............................................            2,000,000            1,439,040
       Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ....           16,000,000           11,449,600
       Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
          6.00%, 5/01/33 .................................................................           12,500,000           12,357,125
       MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
          7/15/21 ........................................................................              428,010              212,956
          1/15/22 ........................................................................              649,658              310,433


                    Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       MTA Revenue, Transportation, Series F, 5.00%, 11/15/30 ............................   $        7,000,000   $        5,898,690
       New York City GO,
          Fiscal 2003, Series I, 5.00%, 3/01/25 ..........................................            9,000,000            8,301,060
          Refunding, Series H, 6.25%, 8/01/15 ............................................               20,000               20,107
          Refunding, Series H, 6.125%, 8/01/25 ...........................................               10,000               10,018
          Refunding, Series J, 6.00%, 8/01/21 ............................................                5,000                5,022
          Series B, 7.00%, 2/01/18 .......................................................              115,000              115,184
          Series D, 7.625%, 2/01/14 ......................................................                5,000                5,008
          Series F, 7.50%, 2/01/21 .......................................................               85,000               85,186
          Series G, 7.50%, 2/01/22 .......................................................               10,000               10,032
       New York City IDA Civic Facility Revenue,
          Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ......................            6,145,000            5,245,433
          Series C, 6.80%, 6/01/28 .......................................................            5,000,000            4,462,050
          Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ............            1,460,000            1,075,786
       New York City IDA Special Facility Revenue,
          American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ......           15,000,000           12,434,550
          American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 .....           20,000,000           14,498,000
          American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ......           15,000,000           10,556,100
          American Airlines Inc., JFK International Airport Project, Series A, 8.00%,
             8/01/12 .....................................................................           74,000,000           62,467,100
          British Airways PLC Project, 7.625%, 12/01/32 ..................................           15,550,000           11,437,181
       New York City IDAR,
          Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15 ................           32,000,000           26,105,920
          Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35 ................           50,000,000           31,875,500
          Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15 ................            1,000,000              841,250
          Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31 ..................            9,500,000            7,458,070
       New York City Municipal Water Finance Authority Water and Sewer System Revenue,
          Series E, 5.00%, 6/15/34 .......................................................           10,000,000            9,155,400
       New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange
          Regional Medical Center,
          6.125%, 12/01/29 ...............................................................           16,000,000           11,646,720
          6.25%, 12/01/37 ................................................................           30,000,000           21,224,700
       Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%,
          12/01/19 .......................................................................            1,000,000              880,820
       Port Authority of New York and New Jersey Special Obligation Revenue, Continental
          Airlines Inc., Eastern Project, La Guardia,
          9.00%, 12/01/10 ................................................................            6,505,000            6,549,559
          9.125%, 12/01/15 ...............................................................           26,350,000           26,506,783
       Utica IDA Civic Facility Revenue, Utica College Civic Facility,
          6.75%, 12/01/21 ................................................................            1,250,000            1,150,663
          6.85%, 12/01/31 ................................................................            2,000,000            1,731,800
                                                                                                                  ------------------
                                                                                                                         307,522,846
                                                                                                                  ------------------
       NORTH CAROLINA 2.0%
       Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
          10/01/27 .......................................................................            4,500,000            3,291,930
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, 5.75%, 1/01/26 ............................................           37,500,000           35,401,500
          Refunding, Series B, 5.75%, 1/01/24 ............................................           35,750,000           34,628,165
          Series D, 6.70%, 1/01/19 .......................................................            2,000,000            2,045,640
          Series D, 6.75%, 1/01/26 .......................................................           13,125,000           13,257,694


                    70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
          3/01/16 ........................................................................   $          850,000   $          830,433
          9/01/17 ........................................................................              585,000              585,591
       North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn
          at Maryfield, Series A,
          5.75%, 10/01/23 ................................................................            3,625,000            2,563,854
          6.00%, 10/01/23 ................................................................            2,500,000            1,822,200
       North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,
          5.25%, 10/01/24 ................................................................              920,000              642,491
          5.50%, 10/01/32 ................................................................            1,600,000            1,051,680
       North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ........            8,250,000            5,453,167
                                                                                                                  ------------------
                                                                                                                         101,574,345
                                                                                                                  ------------------
       NORTH DAKOTA 0.1%
       Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
          7/01/25 ........................................................................            2,250,000            1,640,115
          7/01/29 ........................................................................            2,500,000            1,732,275
                                                                                                                  ------------------
                                                                                                                           3,372,390
                                                                                                                  ------------------
       OHIO 1.1%
       Buckeye Tobacco Settlement Financing Authority Revenue,
          Asset-Backed, Senior Convertible Capital Appreciation Turbo Term Bond,
             Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37 ................           15,000,000            7,076,700
          Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%,
             6/01/34 .....................................................................           11,250,000            7,214,175
          Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%,
             6/01/42 .....................................................................            5,000,000            3,264,800
          Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47 .....           55,000,000            1,285,350
       Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 .......................           11,500,000           10,769,865
       Franklin County Health Care Facilities Revenue,
          Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 .....................            1,000,000            1,137,070
          Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ....................            3,100,000            2,689,653
          Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ....................              950,000              769,585
       Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
          Medical Center, 5.25%, 5/15/26 .................................................            2,750,000            2,139,995
       Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
          2/15/38 ........................................................................           17,000,000           13,636,720
       Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
          Series 1, 6.25%, 11/01/13 ......................................................            3,000,000            2,896,650
                                                                                                                  ------------------
                                                                                                                          52,880,563
                                                                                                                  ------------------
       OKLAHOMA 0.2%
       Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
          Series B, 6.60%, 7/01/31 .......................................................            5,000,000            4,099,600
       Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 ......            5,325,000            4,679,716
       Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
          Refunding, 6.00%, 8/15/14 ......................................................            3,170,000            2,999,930
                                                                                                                  ------------------
                                                                                                                          11,779,246
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON 0.3%
       Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
          Pre-Refunded, 6.00%, 5/01/26 ...................................................   $        9,400,000   $       10,062,418
       Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
          Linfield College Project, Series A,
          6.75%, 10/01/25 ................................................................                5,000                4,604
       Pre-Refunded, 6.75%, 10/01/25 .....................................................            5,215,000            5,709,486
                                                                                                                  ------------------
                                                                                                                          15,776,508
                                                                                                                  ------------------
       PENNSYLVANIA 5.4%
       Allegheny County Hospital Development Authority Revenue,
          Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ...........           10,000,000           10,951,100
          Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 .........................           20,490,000           23,075,838
          Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 .........................           24,000,000           27,431,520
          West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 ..........            8,360,000            4,920,947
          West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 .........           70,000,000           39,461,100
       Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
          7/15/20 ........................................................................            5,500,000            5,260,750
       Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ......            1,925,000            1,937,185
       Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
          6.10%, 7/01/13 .................................................................           34,600,000           31,968,670
          6.20%, 7/01/19 .................................................................            9,500,000            7,866,760
       Harrisburg Authority University Revenue, Harrisburg University of Science,
          Series A, 5.40%, 9/01/16 .......................................................              700,000              598,864
          Series B, 6.00%, 9/01/36 .......................................................            3,000,000            2,185,140
       Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
          6.375%, 7/01/30 ................................................................            1,000,000              759,540
          6.50%, 7/01/40 .................................................................            3,000,000            2,218,080
       Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%,
          5/01/31 ........................................................................            1,650,000            1,802,312
       New Morgan IDA Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc., Project,
          6.50%, 4/01/19 .................................................................            3,160,000            2,479,399
       Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
          Project, Series A, 5.50%, 8/15/40 ..............................................           15,000,000           10,261,050
       Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
          Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36 ...................           94,550,000           58,621,000
       Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
          Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/16 ...............................................................           13,000,000           11,942,840
       Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
          Temple University Health System, Refunding, Series B, 5.50%, 7/01/26 ...........           18,000,000           12,512,340
          Temple University Hospital, Refunding, Series A, 6.625%, 11/15/23 ..............            7,500,000            6,109,275
       Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
          Refunding, Series A, 5.75%, 12/01/21 ...........................................              815,000              771,992
          Series A, Pre-Refunded, 5.75%, 12/01/21 ........................................            2,185,000            2,417,637
       Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
          6.05%, 4/01/14 .................................................................            5,025,000            5,030,126
                                                                                                                  ------------------
                                                                                                                         270,583,465
                                                                                                                  ------------------


                    72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       RHODE ISLAND 0.2%
       Rhode Island State Health and Educational Building Corp. Revenue, Hospital
          Financing, Lifespan Obligated Group,
          Pre-Refunded, 6.50%, 8/15/32 ...................................................   $        8,000,000   $        9,060,160
          Refunding, MBIA Insured, 5.75%, 5/15/23 ........................................              405,000              382,389
       Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn.,
          6/01/52 ........................................................................           90,000,000            1,007,100
                                                                                                                  ------------------
                                                                                                                          10,449,649
                                                                                                                  ------------------
       SOUTH CAROLINA 1.1%
       Dorchester County School District No. 002 Installment Purchase Revenue, Growth
          Remedy Opportunities Tax Hike, 5.25%, 12/01/29 .................................           16,500,000           14,908,575
       Greenville County School District Installment Purchase Revenue, Building Equity
          Sooner Tomorrow,
          5.00%, 12/01/28 ................................................................           10,000,000            9,101,900
          Refunding, 5.00%, 12/01/28 .....................................................            7,500,000            6,826,425
       Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
          County Project, 5.00%, 12/01/26 ................................................           15,015,000           12,663,951
       Scago Educational Facilities Corp. for Calhoun School District Revenue, School
          Project, Radian Insured, 5.00%, 12/01/26 .......................................            7,540,000            6,578,725
       Scago Educational Facilities Corp. for Williamsburg School District Revenue,
          Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31 ........            2,000,000            1,548,520
       Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue,
          Series B, ETM, 6.375%, 5/15/30 .................................................            3,750,000            4,002,413
                                                                                                                  ------------------
                                                                                                                          55,630,509
                                                                                                                  ------------------
       TENNESSEE 0.9%
       Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 ............            5,990,000            4,512,267
       Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding
          and Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ........................            5,000,000            4,411,700
       Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
          7/01/27 ........................................................................           19,365,000            6,307,568
          7/01/28 ........................................................................           19,400,000            5,903,808
          7/01/29 ........................................................................           19,365,000            5,501,596
          7/01/30 ........................................................................           19,370,000            5,122,590
       Knox County Health Educational and Housing Facilities Board Hospital Facilities
          Revenue, Capital Appreciation, Refunding and Improvement, Series A, FSA Insured,
          zero cpn., 1/01/25 .............................................................            5,000,000            1,628,800
       Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
          1/01/26 ........................................................................            2,610,000              784,540
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 ...           12,760,000            1,515,378
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 ...           13,755,000            1,404,110
       Knox County Health Educational and Housing Facilities Board Revenue, Refunding,
          University Health System Inc., 5.25%, 4/01/36 ..................................           10,475,000            6,952,153
                                                                                                                  ------------------
                                                                                                                          44,044,510
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS 5.8%
       Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest
          Products,
          6.95%, 5/01/23 .................................................................   $        1,750,000   $        1,425,725
       Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
       Refunding, Series B, 5.75%, 1/01/34 ...............................................            7,000,000            4,075,890
       Series A, Pre-Refunded, 6.70%, 1/01/32 ............................................           10,000,000           10,925,900
       Bexar County Health Facilities Development Corp. Revenue, Army Retirement
          Residence, Refunding, 5.00%,
          7/01/27 ........................................................................            1,000,000              659,880
          7/01/33 ........................................................................            1,520,000              937,354
       Brazos County Health Facilities Development Corp. Franciscan Services Corp. .......
          Revenue, Obligation Group, St. Joseph Regional, 5.50%, 1/01/38 .................            5,250,000            3,786,352
       Brazos River Authority PCR,
          Texas Utility Co., Refunding, Series A, 7.70%, 4/01/33 .........................           21,740,000           14,130,348
          TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30 .................           45,000,000           31,516,650
          TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32 ..................            6,800,000            4,442,508
          TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33 ................           17,000,000           11,769,780
          TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A,
             6.75%, 4/01/38 ..............................................................            1,000,000              796,640
       TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32 ...................            9,000,000            4,904,820
       TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38 ..................            1,555,000              875,138
       Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
          Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 ................            2,500,000            1,731,575
       Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC
          Insured, 5.00%, 9/01/31 ........................................................           12,500,000           10,987,125
       Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 .......................            1,505,000            1,511,261
       Dallas Fort Worth International Airport Revenue, Joint,
          Refunding, Sub Series A-2, MBIA Insured, 6.10%, 11/01/24 .......................            2,000,000            1,826,080
          Series B, MBIA Insured, 6.00%, 11/01/23 ........................................            4,000,000            3,638,880
          Series C, MBIA Insured, 6.25%, 11/01/28 ........................................            3,250,000            2,940,113
       El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
          Bienvivir Senior Health, Pre-Refunded,
          7.00%, 8/15/12 .................................................................              535,000              583,615
          7.50%, 8/15/18 .................................................................            2,300,000            2,653,165
          7.75%, 8/15/31 .................................................................            3,000,000            3,480,180
       Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare
          System, Pre-Refunded, 6.25%, 8/15/29 ...........................................           10,975,000           11,553,602
       Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp.
          Project, 6.65%, 4/01/32 ........................................................            1,500,000            1,092,675
       Harris County Health Facilities Development Corp. Hospital Revenue, Memorial
          Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35 ................           13,500,000           13,452,615
       Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
          Improvement, 5.25%, 11/01/37 ...................................................            1,000,000              702,750
       Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health
          System of East Texas, 5.50%,
          2/15/32 ........................................................................            1,000,000              695,040
          2/15/37 ........................................................................            2,500,000            1,684,275
       Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project,
          Refunding, 5.60%, 3/01/27 ......................................................           11,000,000            7,426,540


                    74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS (CONTINUED)
       North Texas Tollway Authority Revenue,
          Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to
             1/01/15, 6.50% thereafter, 1/01/43 ..........................................   $       25,000,000   $       13,439,500
          System, first tier, Refunding, Series A, 5.625%, 1/01/33 .......................            2,000,000            1,707,980
          System, first tier, Refunding, Series A, 5.75%, 1/01/48 ........................           30,000,000           25,120,200
          System, first tier, Refunding, Series B, 5.75%, 1/01/40 ........................           12,680,000           11,396,150
          System, first tier, Refunding, Series K-2, 6.00%, 1/01/38 ......................           15,000,000           13,787,550
          System, second tier, Refunding, Series F, 5.75%, 1/01/38 .......................           20,000,000           16,924,600
       Sabine River Authority PCR,
          TXU Electric Co. Project, Refunding, Series C, 5.20%, 5/01/28 ..................           29,945,000           15,271,651
          TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ................            1,000,000              617,690
          TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ................           13,115,000            8,400,813
       Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero
          cpn., 8/15/32 ..................................................................           51,000,000            9,850,140
       Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%,
          5/01/28 ........................................................................              445,000              251,794
       Tyler Health Facilities Development Corp. Hospital Revenue,
          East Texas Medical Center, Refunding and Improvement, Series A, 5.375%,
          11/01/37 .......................................................................            8,000,000            5,232,240
          Mother Frances Hospital, Series B, 5.00%, 7/01/37 ..............................            3,400,000            2,083,010
       Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest
          Health System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ..................           15,000,000           11,018,550
                                                                                                                  ------------------
                                                                                                                         291,308,344
                                                                                                                  ------------------
       UTAH 0.1%
       Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. /ECDC Environmental LC
          Project, Refunding, Series A, 7.50%, 2/01/10 ...................................            5,000,000            4,863,250
                                                                                                                  ------------------
       VERMONT 0.3%
       Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
          Health, Series A, AMBAC Insured, 6.00%, 12/01/23 ...............................           15,000,000           14,357,400
                                                                                                                  ------------------
       VIRGINIA 1.0%
       James City County EDA Residential Care Facility Revenue, first mortgage,
          Williamsburg Landing, Series A, 5.35%, 9/01/26 .................................              750,000              529,553
       Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates,
          Refunding, 6.00%, 4/01/33 ......................................................            9,000,000            7,515,450
       Tobacco Settlement Financing Corp. Revenue,
          Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 .....................................            2,500,000            2,668,700
          Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 ....................................            3,000,000            3,334,350
          Capital Appreciation Bonds, Second Sub Series D, zero cpn., 6/01/47 ............           50,000,000            1,257,500
          Senior Series B1, 5.00%, 6/01/47 ...............................................            6,250,000            3,575,937
       Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
          Westminster Canterbury Project,
          Refunding, 5.00%, 11/01/22 .....................................................            1,000,000              686,690
          Refunding, 5.25%, 11/01/26 .....................................................            2,000,000            1,324,240
          Refunding, 5.375%, 11/01/32 ....................................................            1,000,000              633,220
          Series A, Pre-Refunded, 7.125%, 11/01/23 .......................................            5,000,000            5,376,100
          Series A, Pre-Refunded, 7.25%, 11/01/32 ........................................            9,000,000            9,687,150
       Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 ..................           20,500,000           14,996,980
                                                                                                                  ------------------
                                                                                                                          51,585,870
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON 0.9%
       Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC
          Insured, 5.00%, 9/01/35 .......................................................   $        7,685,000   $        6,755,499
       Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital,
          5.75%, 12/01/32 ................................................................            2,000,000            1,381,940
       Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31            10,000,000            8,786,100
       Washington State Health Care Facilities Authority Revenue,
          Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30 ..            4,000,000            2,958,760
          Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%,
          10/01/36 .......................................................................         7,000,000            5,989,620
          Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
             10/01/36 ....................................................................              305,000              339,831
          Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ..................           30,000,000           20,682,000
                                                                                                                  ------------------
                                                                                                                          46,893,750
                                                                                                                  ------------------
       WEST VIRGINIA 0.5%
       County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
          Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ...........................            9,000,000            5,686,290
       Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 ................           14,000,000            9,513,420
       West Virginia University Revenues, Improvement, West Virginia University Projects,
          Series C, FGIC Insured, 5.00%, 10/01/34 ........................................           10,000,000            8,738,800
                                                                                                                  ------------------
                                                                                                                          23,938,510
                                                                                                                  ------------------
       WISCONSIN 0.8%
       Central Brown County Water Authority Water System Revenue, Refunding, AMBAC
          Insured, 5.00%, 12/01/30 .......................................................           11,205,000            9,729,862
       Kaukauna Environmental Improvement Revenue, International Paper Co. Project,
          Series A, 6.70%, 5/01/24 .......................................................            4,100,000            3,160,034
       Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 ........           22,210,000           15,663,825
       Wisconsin State Health and Educational Facilities Authority Revenue,
          Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...................................            5,000,000            4,013,150
          New Castle Place Project, Series A, 7.00%, 12/01/31 ............................            2,500,000            1,993,600
          Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .................................            9,530,000            7,047,816
                                                                                                                  ------------------
                                                                                                                          41,608,287
                                                                                                                  ------------------
       WYOMING 0.2%
       Wyoming Municipal Power Agency Power Supply Revenue, Series A,
          5.50%, 1/01/28 .................................................................            1,350,000            1,260,860
          5.50%, 1/01/33 .................................................................            2,360,000            2,139,647
          5.50%, 1/01/38 .................................................................            2,810,000            2,500,703
          5.375%, 1/01/42 ................................................................            2,750,000            2,372,342
                                                                                                                  ------------------
                                                                                                                           8,273,552
                                                                                                                  ------------------
       U.S. TERRITORIES 2.5%
       GUAM 0.8%
       Guam Government GO, Refunding, Series A,
          5.125%, 11/15/27 ...............................................................            7,270,000            5,031,276
          5.25%, 11/15/37 ................................................................           37,000,000           24,461,810
       Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
          6.00%, 7/01/25 .................................................................            4,000,000            3,412,160
          5.875%, 7/01/35 ................................................................            8,000,000            6,268,640
                                                                                                                  ------------------
                                                                                                                          39,173,886
                                                                                                                  ------------------


                    76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       NORTHERN MARIANA ISLANDS 0.4%
       Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 ....   $       25,000,000   $       16,245,750
       Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
          6.60%, 3/15/28 .................................................................            7,655,000            6,947,984
                                                                                                                  ------------------
                                                                                                                          23,193,734
                                                                                                                  ------------------
       PUERTO RICO 0.6%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding,
          5.50%, 5/15/39 .................................................................           11,500,000            8,142,575
          5.625%, 5/15/43 ................................................................            3,500,000            2,434,635
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%,
          7/01/38 ........................................................................            4,000,000            3,505,000
          7/01/44 ........................................................................            5,200,000            4,534,348
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .....................            7,000,000            5,646,060
       University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
          6/01/30 ........................................................................            7,645,000            5,804,925
                                                                                                                  ------------------
                                                                                                                          30,067,543
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.7%
       Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
          5.75%, 10/01/13 ................................................................           15,000,000           15,034,650
          5.875%, 10/01/18 ...............................................................            7,000,000            6,308,120
          6.00%, 10/01/22 ................................................................           14,500,000           12,793,640
                                                                                                                  ------------------
                                                                                                                          34,136,410
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                               126,571,573
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $5,913,738,407) ..........................................................                             4,888,394,169
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 1.3%
       MUNICIPAL BONDS 1.3%
       NEW HAMPSHIRE 0.9%
   (e) New Hampshire Health and Education Facilities Authority Revenue, Dartmouth
          College, Refunding, Series A, Daily VRDN and Put, 0.65%, 6/01/31 ...............            5,600,000            5,600,000
   (e) New Hampshire Health and Educational Facilities Authority Revenue,
          Dartmouth College, Refunding, Series B, Daily VRDN and Put, 0.65%, 6/01/41 .....            8,900,000            8,900,000
          University of North New Hampshire, Daily VRDN and Put, 0.95%, 7/01/33 ..........           28,600,000           28,600,000
                                                                                                                  ------------------
                                                                                                                          43,100,000
                                                                                                                  ------------------
       OHIO 0.3%
   (e) Cuyahoga County Revenue,
          Cleveland Clinic, Series B, Sub Series B-1, Daily VRDN and Put, 0.80%,
             1/01/39 .....................................................................            5,700,000            5,700,000
          Cleveland Clinic Health System Obligated Group, Series B, Sub Series B3, Daily
             VRDN and Put, 0.80%, 1/01/39 ................................................            6,650,000            6,650,000
                                                                                                                  ------------------
                                                                                                                          12,350,000
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       TENNESSEE 0.0%(f)
   (e) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
          VRDN and Put, 0.90%, 7/01/34 ...................................................   $        1,000,000   $        1,000,000
                                                                                                                  ------------------
       TEXAS 0.1%
   (e) Tarrant County Cultural Education Facilities Finance Corp., Revenue, Texas Health
          Resources, Refunding, Series C, Daily VRDN and Put, 1.20%, 11/15/33 ............            6,530,000            6,530,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $62,980,000) ...................................                                62,980,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $5,976,718,407) 98.8% .....................................                             4,951,374,169
       OTHER ASSETS, LESS LIABILITIES 1.2% ...............................................                                59,182,584
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    5,010,556,753
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2008, the aggregate value of these securities was $4,974,026, representing 0.10% of net assets.

(b)  Defaulted security.

(c) The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

(d)  Security purchased on a when-issued basis.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(f)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    78 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS 97.2%
       ALABAMA 5.3%
       Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
          AMBAC Insured, 5.25%, 8/15/21 ..................................................   $        2,490,000   $        2,521,224
       Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
          6/01/18 ........................................................................            5,000,000            5,048,550
       Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...................................            2,000,000            1,696,540
       Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
          Pre-Refunded, 5.50%, 6/01/30 ...................................................            1,670,000            1,782,625
       East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation
          Bond, Series A, MBIA Insured, 5.25%, 9/01/28 ...................................            7,000,000            6,004,250
       Helena Utilities Board Water and Sewer Revenue, MBIA Insured, Pre-Refunded, 5.25%,
          4/01/27 ........................................................................            3,260,000            3,600,931
          4/01/33 ........................................................................            4,890,000            5,401,396
       Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
          10/01/24 .......................................................................            5,855,000            5,454,694
          10/01/25 .......................................................................            6,065,000            5,581,923
       Jefferson County Sewer Revenue, Capital Improvement, wts., Series A, FGIC Insured,
          Pre-Refunded, 5.125%, 2/01/29 ..................................................           22,050,000           22,395,303
       Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
          Guaranty, 5.125%, 4/01/38 ......................................................           10,865,000            9,662,244
       Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
          12/01/35 .......................................................................            9,100,000            8,069,425
       Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 ........................           10,000,000            8,255,600
       Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ................            2,000,000            2,154,860
       Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured,
          5.00%, 5/15/35 .................................................................            3,665,000            3,301,505
       Pell City GO, wts.,
          Refunding, XLCA Insured, 5.00%, 2/01/24 ........................................            1,020,000              948,019
          XLCA Insured, 5.00%, 2/01/34 ...................................................            5,195,000            4,415,802
       University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
          Insured, 5.00%, 9/01/41 ........................................................            5,000,000            4,294,650
       University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ..........            5,975,000            5,939,210
                                                                                                                  ------------------
                                                                                                                         106,528,751
                                                                                                                  ------------------
       ALASKA 0.2%
       Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG
          Insured, 6.25%, 7/01/21 ........................................................                5,000                5,008
       Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%,
          7/01/17 ........................................................................            3,000,000            3,002,040
                                                                                                                  ------------------
                                                                                                                           3,007,048
                                                                                                                  ------------------
       ARIZONA 3.2%
       Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM,
          7.70%, 8/01/10 .................................................................            4,040,000            4,322,598
       Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%,
          7/01/10 ........................................................................             500,000              532,645
       Downtown Phoenix Hotel Corp. Revenue,
          Senior Series A, FGIC Insured, 5.00%, 7/01/36 ..................................           15,000,000            9,134,250
          Sub Series B, FGIC Insured, 5.00%, 7/01/36 .....................................            6,450,000            5,401,423
       Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
          MBIA Insured, ETM, 7.00%, 12/01/16 .............................................              300,000              361,524


                    Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
          5.75%, 1/01/25 .................................................................   $       18,000,000   $       18,901,980
          5.625%, 1/01/29 ................................................................           12,655,000           13,272,311
       Tucson Water Revenue, Series B, FSA Insured, 5.00%, 7/01/32 .......................           12,000,000           11,409,720
                                                                                                                  ------------------
                                                                                                                          63,336,451
                                                                                                                  ------------------
       ARKANSAS 1.6%
       Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
          MBIA Insured, 6.50%, 7/01/10 ...................................................              920,000              955,788
       Arkansas State University Revenue, Arkansas State University-Beebe, Series B,
          AMBAC Insured, 5.00%,
          12/01/30 .......................................................................            3,250,000            2,985,255
          12/01/35 .......................................................................            3,045,000            2,712,364
       Benton Regional Public Water Authority Water Revenue, Refunding and Improvement,
          XLCA Insured, 5.00%, 10/01/35 ..................................................            5,230,000            4,430,699
       Little Rock School District GO,
          Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ...............................            3,970,000            3,907,115
          Series C, FSA Insured, 5.25%, 2/01/33 ..........................................            7,790,000            7,622,437
       Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%,
          12/01/25 .......................................................................            1,000,000            1,073,460
       Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
          9/01/34 ........................................................................            2,190,000            1,908,432
       University of Arkansas University Revenues,
          AMBAC Insured, 5.00%, 11/01/36 .................................................            3,205,000            2,953,985
          Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ...........            4,000,000            3,585,880
                                                                                                                  ------------------
                                                                                                                          32,135,415
                                                                                                                  ------------------
       CALIFORNIA 3.1%
       California State GO,
          Refunding, AMBAC Insured, 5.00%, 2/01/33 .......................................            7,000,000            5,971,560
          Refunding, MBIA Insured, 5.00%, 2/01/31 ........................................           20,000,000           17,238,800
          Refunding, MBIA Insured, 5.00%, 10/01/32 .......................................            1,910,000            1,632,916
          Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 .......................           20,855,000           16,583,271
       Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ......           13,840,000           15,310,915
       Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC
          Insured, 5.50%, 2/01/14 ........................................................              250,000              266,540
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding,
          Series A, MBIA Insured, 5.25%, 1/15/30 .........................................            4,000,000            3,473,080
       Val Verde USD, COP, School Construction Project,
          Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 ..............................            1,680,000            1,317,406
          Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 ...........................              820,000              913,857
                                                                                                                  ------------------
                                                                                                                          62,708,345
                                                                                                                  ------------------
       COLORADO 4.9%
       Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
          10/01/32 .......................................................................           12,490,000            8,670,683
       Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
          8/01/39 ........................................................................           25,000,000           22,733,500
       Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 .........................            3,000,000            3,064,110
       Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC
          Insured, 5.00%, 3/01/37 ........................................................           10,000,000            8,692,500


                    80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Colorado Health Facilities Authority Revenue,
          Catholic Health, Series C-7, FSA Insured, 5.00%, 9/01/36 .......................   $       20,000,000   $       17,346,000
          Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 .....................           10,000,000            7,651,800
       Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
          11/15/25 .......................................................................            3,590,000            3,857,347
       Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
          11/15/25 .......................................................................            4,410,000            4,384,554
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured, 5.00%, 12/01/35 .......................................................           15,000,000            9,727,200
       University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC
          Insured,
          5.20%, 11/15/17 ................................................................            5,425,000            5,338,797
          5.25%, 11/15/22 ................................................................            7,800,000            6,834,984
                                                                                                                  ------------------
                                                                                                                          98,301,475
                                                                                                                  ------------------
       CONNECTICUT 0.3%
       Connecticut State Health and Educational Facilities Authority Revenue, Child Care
          Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38 .................            5,000,000            5,054,100
                                                                                                                  ------------------
       DISTRICT OF COLUMBIA 0.9%
       District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ........              135,000              134,318
       District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub
          Series 1, FSA Insured, 5.45%, 7/15/35 ..........................................           20,000,000           18,299,200
                                                                                                                  ------------------
                                                                                                                          18,433,518
                                                                                                                  ------------------
       FLORIDA 17.0%
       Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ....................            1,000,000              996,480
       Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
          8/01/32 ........................................................................           12,440,000           10,744,926
          8/01/37 ........................................................................           13,000,000           10,993,580
       Broward County HFAR, FSA Insured,
          5.65%, 11/01/22 ................................................................              405,000              355,716
          5.70%, 11/01/29 ................................................................              225,000              186,008
       Broward County School Board COP,
          MBIA Insured, 5.00%, 7/01/28 ...................................................            2,000,000            1,797,360
          Series A, FSA Insured, 5.00%, 7/01/22 ..........................................            2,000,000            1,929,220
          Series A, FSA Insured, 5.00%, 7/01/26 ..........................................            2,850,000            2,657,140
          Series A, FSA Insured, 5.00%, 7/01/30 ..........................................            2,000,000            1,777,220
       Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ................            2,000,000            1,706,260
       Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 .......              205,000              206,320
       Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
          12/01/28 .......................................................................           11,050,000           10,028,869
          12/01/32 .......................................................................           13,665,000           12,104,457
       Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South
          Florida Obligated Group, FSA Insured, Pre-Refunded, 5.00%, 8/15/29 .............            1,000,000            1,108,450
       Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
          9/01/29 ........................................................................            1,890,000            1,580,645
       Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
          11/15/32 .......................................................................            1,000,000              840,890
       Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ..................            1,315,000            1,325,231


                    Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
          6.40%, 10/01/30 ................................................................   $           45,000   $           39,457
       Escambia County Utilities Authority Utility System Revenue, FGIC Insured, 5.00%,
          1/01/31 ........................................................................            1,775,000            1,623,149
          Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ..............................            2,000,000            1,971,620
       Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing
          Project, Series A, MBIA Insured, 5.00%, 2/01/37 ................................           10,000,000            8,514,000
       Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ..            1,600,000            1,448,400
       Florida HFC Revenue,
          Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 .....            1,195,000            1,103,296
          Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ...................            1,070,000              873,890
       Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC
          Insured, 5.00%, 8/01/32 ........................................................            3,570,000            2,931,755
       Florida State Board of Education Capital Outlay GO, Public Education,
          Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ..............................            5,000,000            4,812,150
          Series B, FGIC Insured, 5.00%, 6/01/23 .........................................            5,395,000            5,275,339
       Florida State Board of Education GO,
          Series C, MBIA Insured, 5.00%, 6/01/27 .........................................            4,245,000            4,071,889
          Series F, MBIA Insured, 5.00%, 6/01/28 .........................................            2,000,000            1,920,580
       Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured,
          Pre-Refunded, 5.25%, 7/01/30 ...................................................            2,000,000            2,131,780
       Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured,
          5.00%, 8/01/25 .................................................................            2,000,000            1,885,800
       Florida State Department of Environmental Protection Preservation Revenue, Florida
          Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ................................            3,000,000            2,999,880
       Florida State Department of General Services Division Facilities Management
          Revenue, Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%,
          9/01/28 ........................................................................              550,000              573,760
       Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B,
          FGIC Insured, 5.25%, 10/01/28 ..................................................            2,500,000            2,342,400
       Gulf Breeze Revenue,
          AMBAC Insured, 5.00%, 12/01/32 .................................................            1,205,000              987,763
          FGIC Insured, 5.80%, 12/01/20 ..................................................            1,250,000            1,268,812
          Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 .........            1,915,000            1,918,485
       Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ....................            1,150,000            1,021,901
       Hillsborough County School Board COP, Master Lease Program,
          MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ....................................            1,000,000            1,024,250
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/26 ..............................            1,670,000            1,568,197
       Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%,
          8/01/16 ........................................................................            1,090,000            1,091,068
       Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured,
          5.00%, 10/01/25 ................................................................            4,000,000            3,906,320
       Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC
          Insured, 5.00%, 10/01/32 .......................................................            1,000,000              891,160
       Jacksonville Sales Tax Revenue,
          AMBAC Insured, 5.00%, 10/01/30 .................................................            5,000,000            4,666,100
          Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 .............................            1,500,000            1,374,105
       Jacksonville Transportation Revenue, MBIA Insured,
          5.00%, 10/01/26 ................................................................            2,000,000            1,931,200
          5.25%, 10/01/29 ................................................................           11,000,000           10,503,240


                    82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
          8/01/25 ........................................................................   $        1,000,000   $          942,180
       Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .............            2,080,000            1,808,394
       Lee County Airport Revenue,
          Refunding, FSA Insured, 5.00%, 10/01/33 ........................................            3,530,000            3,054,685
          Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ...........................            4,000,000            4,315,400
       Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
          4/01/32 ........................................................................            1,460,000            1,272,711
          4/01/37 ........................................................................           11,000,000            9,225,590
       Leon County COP, AMBAC Insured, 5.00%, 7/01/25 ....................................            8,935,000            8,415,519
       Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ...............................            2,595,000            2,386,414
       Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ...............            1,500,000            1,364,580
       Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ................            3,000,000            2,678,100
       Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the
          Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ...................            1,625,000            1,159,860
          Series B, FGIC Insured, 5.75%, 10/01/29 ........................................            2,500,000            2,394,500
          Series B, FGIC Insured, 5.00%, 10/01/30 ........................................            3,500,000            2,978,325
       Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
          7/01/33 ........................................................................            2,000,000            1,830,420
       Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
          MBIA Insured, 5.00%, 6/01/31 ...................................................            1,650,000            1,386,412
       Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
          5/01/25 ........................................................................            5,000,000            4,485,350
          5/01/26 ........................................................................           17,080,000           15,178,484
          5/01/27 ........................................................................           10,775,000            9,497,516
       Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ..            2,000,000            1,740,420
       Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 .............            4,220,000            4,038,878
       Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ..............            1,000,000            1,000,560
       Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
          Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 .............................            7,000,000            6,206,760
       Orange County School Board COP,
          AMBAC Insured, 5.50%, 8/01/25 ..................................................            1,000,000            1,043,980
          Series A, MBIA Insured, 5.00%, 8/01/27 .........................................           10,000,000            9,026,800
       Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded,
          5.25%, 10/01/27 ................................................................           10,000,000           10,835,900
          5.50%, 10/01/31 ................................................................            1,000,000            1,034,030
       Orlando-Orange County Expressway Authority Revenue,
          junior lien, FGIC Insured, 6.50%, 7/01/10 ......................................              100,000              105,351
          junior lien, FGIC Insured, 6.50%, 7/01/12 ......................................              225,000              245,135
          Series B, AMBAC Insured, 5.00%, 7/01/35 ........................................           20,000,000           17,151,000
       Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured,
          5.70%, 12/01/17 ................................................................              480,000              459,101
       Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
          6/01/27 ........................................................................           13,000,000           14,372,800
       Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .....            3,000,000            2,658,870
       Palm Beach County IDR, South Florida Fair Project, MBIA Insured, 5.50%, 6/01/31 ...            2,000,000            1,737,880
       Palm Beach County School Board COP, Series A,
          AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ...................................            2,000,000            2,168,120
          FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .....................................            3,000,000            3,227,640


                    Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 .......   $        2,000,000   $        1,851,620
       Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
          12/01/33 .......................................................................            2,185,000            2,029,013
       Pembroke Pines Public Improvement Revenue,
          Series A, AMBAC Insured, 5.00%, 10/01/29 .......................................            2,000,000            1,782,500
          Series B, AMBAC Insured, 5.00%, 10/01/34 .......................................            2,000,000            1,728,920
       Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA
          Insured, 5.00%, 11/15/30 .......................................................            4,000,000            3,370,680
       Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 .......................            3,000,000            2,764,470
       Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 ..............            2,000,000            1,765,840
       Polk County School Board COP, Series A, FSA Insured, 5.00%,
          1/01/24 ........................................................................            5,000,000            4,901,300
          1/01/26 ........................................................................            1,000,000              955,700
       Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
          10/01/30 .......................................................................            1,000,000              875,840
          10/01/34 .......................................................................            2,000,000            1,709,960
       Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ......................................            1,755,000            1,594,821
       Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ......................            8,420,000            7,415,410
       St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
          Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%,
          5/01/25 ........................................................................            5,000,000            5,049,300
       St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
          6.125%, 10/01/32 ...............................................................            2,240,000            2,180,954
       Sumter County School District Revenue, Multi-District Loan Program, FSA Insured,
          7.15%, 11/01/15 ................................................................              245,000              294,135
       Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 .......            2,000,000            1,957,420
       Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29            2,000,000            2,198,180
       Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ...................            1,000,000            1,006,130
       University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured,
          5.00%,
          10/01/27 .......................................................................            1,000,000              833,980
          10/01/30 .......................................................................            1,485,000            1,204,112
       University of Central Florida COP, University of Central Florida Convocation Corp.,
          Series A, FGIC Insured, 5.00%, 10/01/35 ........................................            1,500,000            1,181,955
       Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical
          University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ................            3,500,000            3,426,080
                                                                                                                  ------------------
                                                                                                                         340,516,503
                                                                                                                  ------------------
       GEORGIA 5.3%
       Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
          East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 .........................            6,000,000            5,488,680
       Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
          1/01/26 ........................................................................           13,750,000           14,501,575
       Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ..............................            3,775,000            3,778,247
       Atlanta Water and Wastewater Revenue,
          FSA Insured, 5.00%, 11/01/37 ...................................................           15,000,000           11,794,650
          Series A, FGIC Insured, 5.00%, 11/01/29 ........................................            4,750,000            3,689,515
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/29 ..........................            5,250,000            5,384,872
       Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
          10/01/14 .......................................................................            1,535,000            1,720,106
       Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33 ....           14,825,000           13,985,312


                    84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Cherokee County Water and Sewer Authority Revenue,
          FGIC Insured, 5.00%, 8/01/27 ...................................................   $        1,500,000   $        1,476,660
          MBIA Insured, 6.90%, 8/01/18 ...................................................               15,000               15,021
       Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%,
          1/01/31 ........................................................................            3,500,000            3,195,990
       Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%,
          9/01/37 ........................................................................            6,450,000            4,816,925
       East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA
          Insured, 5.00%, 2/01/30 ........................................................           11,360,000            9,454,814
       Fulton County Development Authority Revenue, Georgia Institute of Technology
          Athletic Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32 .....................            9,000,000            8,669,700
       Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates,
          Columbus Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 .............           15,000,000           14,986,800
       Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
          2/01/30 ........................................................................            3,500,000            3,696,525
                                                                                                                  ------------------
                                                                                                                         106,655,392
                                                                                                                  ------------------
       HAWAII 0.5%
       Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
          5/01/12 ........................................................................            1,000,000            1,084,690
          5/01/13 ........................................................................            1,000,000            1,097,110
       Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ....            6,250,000            6,345,125
       Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ............            1,755,000            1,873,234
                                                                                                                  ------------------
                                                                                                                          10,400,159
                                                                                                                  ------------------
       ILLINOIS 1.2%
       Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
          1/01/09 ........................................................................              320,000              321,101
       Illinois Health Facilities Authority Revenue,
          Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
             11/15/28 ....................................................................            5,000,000            4,391,600
          Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ..................................               50,000               54,886
       Illinois State Finance Authority Revenue, Edward Hospital, Series A, AMBAC Insured,
          5.50%, 2/01/40 .................................................................            4,000,000            3,220,600
       Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick
          Place Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ....            4,225,000            4,151,274
       Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%,
          11/01/20 .......................................................................             300,000              352,266
       Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy
          District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41 ...................            7,000,000            5,804,470
       St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue
          Source, Refunding, AMBAC Insured, 5.125%, 1/01/28 ..............................            7,135,000            6,544,935
                                                                                                                  ------------------
                                                                                                                          24,841,132
                                                                                                                  ------------------
       INDIANA 0.2%
       Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis,
          Series E, FSA Insured, 5.25%, 5/15/41 ..........................................            3,750,000            3,303,075
                                                                                                                  ------------------
       KANSAS 0.7%
       Overland Park Development Corp. Revenue, second tier, Convention, Refunding,
          Series B, AMBAC Insured, 5.125%, 1/01/32 .......................................           20,000,000           13,336,800
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY 2.0%
       Kentucky Economic Development Finance Authority Health System Revenue, Norton
          Healthcare Inc.,
          Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 .............................   $        8,505,000   $        8,447,506
          Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ..........................            4,255,000            4,854,402
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ..........................           12,195,000           13,967,177
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
          Series A, MBIA Insured, 5.00%, 9/01/37 .........................................           10,000,000            8,363,900
       Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
          Revenue, Series A, MBIA Insured, 5.50%, 5/15/34 ................................            5,000,000            4,820,850
                                                                                                                  ------------------
                                                                                                                          40,453,835
                                                                                                                  ------------------
       LOUISIANA 0.7%
       Louisiana Local Government Environmental Facilities and CDA Revenue, Parking
          Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .....            5,485,000            5,306,079
       Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%,
          6/01/27 ........................................................................           10,000,000            9,398,500
                                                                                                                  ------------------
                                                                                                                          14,704,579
                                                                                                                  ------------------
       MAINE 0.0%a
       Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
          FSA Insured, 6.20%, 7/01/25 ....................................................              100,000              100,134
                                                                                                                  ------------------
       MARYLAND 1.7%
       Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
          9/01/32 ........................................................................           10,000,000            6,031,200
       Baltimore Revenue, Water Projects,
          Refunding, Series A, FGIC Insured, 5.125%, 7/01/42 .............................           11,000,000            9,997,130
          Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ............................            5,880,000            6,260,495
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 .................            9,000,000            7,285,050
          University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ..              200,000              228,480
          Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ................            5,000,000            4,127,400
                                                                                                                  ------------------
                                                                                                                          33,929,755
                                                                                                                  ------------------
       MASSACHUSETTS 4.3%
       Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic
          Institute, MBIA Insured, 5.00%, 9/01/47 ........................................           25,050,000           22,062,036
       Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
          ETM, 5.00%, 8/01/27 ............................................................            3,535,000            3,751,766
          Pre-Refunded, 5.00%, 8/01/27 ...................................................              855,000              907,429
       Massachusetts State Health and Educational Facilities Authority Revenue,
          CareGroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .............            3,880,000            3,862,540
          CareGroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ..........              750,000              784,958
          Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ............            4,415,000            3,432,795
          Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
             8/01/28 .....................................................................            585,000              594,682
          Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .................................           21,685,000           17,606,919
          Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ..................            3,000,000            3,013,770
          Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ............            9,485,000            8,431,880
          Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ......................            4,260,000            3,776,618


                    86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub.
         lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ........................   $        2,100,000   $        1,655,766
       Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA
         Insured, 5.00%, 8/01/32 .........................................................           16,250,000           15,365,512
                                                                                                                  ------------------
                                                                                                                          85,246,671
                                                                                                                  ------------------
       MICHIGAN 11.6%
       Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
          11/01/33 .......................................................................            8,135,000            7,486,722
       Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .....            8,650,000            7,882,140
       Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/34 ........................................................................            5,000,000            4,510,200
       Detroit City School District GO, School Building and Site Improvements, Series A,
          FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .....................................            6,500,000            7,107,945
       Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ..........           12,390,000           10,732,466
       Detroit Sewer Disposal System Revenue,
          second lien, Series B, MBIA Insured, 5.00%, 7/01/36 ............................           15,000,000           12,187,050
          senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ..................            2,905,000            2,485,111
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 .............            6,000,000            6,418,680
       Detroit Water Supply System Revenue, senior lien, Series A,
          FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .....................................           10,185,000           10,967,106
          FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .....................................            9,815,000           10,594,409
          FSA Insured, 5.00%, 7/01/34 ....................................................            7,040,000            5,944,928
          MBIA Insured, 5.00%, 7/01/34 ...................................................           10,150,000            8,461,243
       Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ........           18,285,000           16,550,668
       Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
          Series A, AMBAC Insured, 5.25%, 6/01/17 ........................................              500,000              484,360
       Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund,
          MBIA Insured, 5.00%, 10/01/23 ..................................................            5,095,000            5,073,550
       Michigan State Building Authority Revenue, Refunding, Series IA,
          FGIC Insured, 5.00%, 10/15/36 ..................................................           10,000,000            8,632,800
          FSA Insured, 5.00%, 10/15/36 ...................................................           28,895,000           26,102,587
       Michigan State Hospital Finance Authority Revenue,
          Hospital, Botsford Obligated Group, Refunding, Series A, MBIA Insured, 5.25%,
          2/15/22 ........................................................................            2,000,000            1,708,280
          Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ......           10,000,000            8,834,000
          Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ..............           13,000,000           11,221,730
          St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...            2,500,000            2,614,475
          Trinity Health Credit Group, Series A, 6.50%, 12/01/33 .........................           25,000,000           24,695,750
       Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co.
          Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC
          Insured, 7.00%, 5/01/21 ........................................................              250,000              280,275
       Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue,
          Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%,
          12/15/32 .......................................................................           10,000,000            7,802,700
       Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
          11/01/30 .......................................................................           15,000,000           16,318,350


                    Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
          MBIA Insured, 5.25%, 11/15/31 ..................................................   $        4,000,000   $        3,527,960
       Saginaw Valley State University Revenue, General, Refunding, AMBAC Insured, 5.30%,
          7/01/28 ........................................................................            3,400,000            3,428,492
                                                                                                                  ------------------
                                                                                                                         232,053,977
                                                                                                                  ------------------
       MINNESOTA 1.9%
       Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ....................            2,475,000            2,594,221
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
          Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 .........................           15,000,000           12,617,100
       Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
          Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .............................              180,000              174,704
       Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
          2/01/22 ........................................................................              180,000              160,501
       Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ..........................            7,340,000            7,378,241
       Sauk Rapids ISD No. 047 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ................           11,850,000           12,575,101
       Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 .............................            2,915,000            2,946,832
                                                                                                                  ------------------
                                                                                                                          38,446,700
                                                                                                                  ------------------
       MISSISSIPPI 0.4%
       Harrison County Wastewater Management District Revenue, Wastewater Treatment
          Facilities, Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ..................              200,000              236,006
       Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
          Series A, XLCA Insured, 5.00%, 3/01/36 .........................................           10,915,000            8,380,755
                                                                                                                  ------------------
                                                                                                                           8,616,761
                                                                                                                  ------------------
       MISSOURI 0.7%
       Missouri State Health and Educational Facilities Authority Health Facilities
          Revenue, St. Luke's Health System, Series B, 5.50%, 11/15/35 ...................           15,000,000           14,136,900
                                                                                                                  ------------------
       MONTANA 0.4%
       Montana State Board of Workers Compensation Investment Program Revenue, MBIA
          Insured, ETM, 6.875%, 6/01/20 ..................................................            8,500,000            8,500,000
                                                                                                                  ------------------
       NEBRASKA 1.8%
       Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
          MBIA Insured, ETM, 6.70%, 6/01/22 ..............................................            2,500,000            2,949,850
       Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35 ......................           25,000,000           21,882,250
          Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
          AMBAC Insured, 5.00%, 1/01/32 ..................................................           13,715,000           11,912,163
                                                                                                                  ------------------
                                                                                                                          36,744,263
                                                                                                                  ------------------
       NEVADA 0.4%
       Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ..........................              250,000              291,113
       Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ...........            4,000,000            4,280,120
       Director of the State of Nevada Department of Business and Industry Revenue, Las
          Vegas Monorail Project, first tier, AMBAC Insured, 5.625%, 1/01/34 .............            5,000,000            2,900,050
                                                                                                                  ------------------
                                                                                                                           7,471,283
                                                                                                                  ------------------


                    88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY 2.4%
       Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
          AMBAC Insured, 6.00%, 12/01/20 .................................................   $        2,390,000   $        2,371,071
       Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ................................            3,575,000            3,366,327
       New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA
          Insured, 5.00%, 9/01/34 ........................................................            1,500,000            1,338,360
       New Jersey EDA Revenue,
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ........            3,450,000            3,059,909
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ........           21,250,000           18,437,350
          Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..............            4,000,000            3,735,520
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation
          System, Series A, 6.00%, 12/15/38 ..............................................           15,000,000           14,733,300
       New Jersey State Turnpike Authority Turnpike Revenue,
          2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 .......................               50,000               56,837
          2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 .............................               20,000               22,837
          Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ..........................              230,000              262,623
                                                                                                                  ------------------
                                                                                                                          47,384,134
                                                                                                                  ------------------
       NEW YORK 3.4%
       Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 .....              900,000              966,096
       MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ..............................           20,000,000           17,144,800
       MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ..............            7,000,000            6,145,300
       Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA
          Insured, Pre-Refunded, 5.75%, 8/01/29 ..........................................            5,000,000            5,246,750
       New York City Transitional Finance Authority Revenue, Future Tax Secured,
          Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ..............................            2,230,000            2,004,926
          Series A, FGIC Insured, 5.125%, 8/01/33 ........................................           14,590,000           13,301,119
       New York State Dormitory Authority Revenues,
          Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 5.25%, 8/15/31 ...................................................            5,935,000            6,427,902
          State Supported Debt, Mental Health Services Facilities Improvement, Series B,
             MBIA Insured, 5.25%, 8/15/31 ................................................            5,530,000            4,964,502
          State Supported Debt, Mental Health Services Facilities Improvement, Series B,
             MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ..................................            3,535,000            3,828,582
          Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .........................            4,000,000            3,773,800
       Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
          11/15/32 .......................................................................            5,000,000            4,540,200
                                                                                                                  ------------------
                                                                                                                          68,343,977
                                                                                                                  ------------------
       NORTH CAROLINA 0.7%
       North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
          AMBAC Insured, 5.00%, 6/01/17 ..................................................            5,000,000            5,044,600
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
          ETM, 6.50%, 1/01/10 ............................................................               20,000               21,120
       Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
          11/01/25 .......................................................................            5,000,000            4,588,900
          11/01/31 .......................................................................            4,000,000            3,490,520
                                                                                                                  ------------------
                                                                                                                          13,145,140
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH DAKOTA 1.4%
       Cass County Health Facilities Revenue, Health Care, Essential Obligation, Series D,
          Assured Guaranty, 5.00%, 2/15/40 ...............................................   $       31,970,000   $       27,366,640
                                                                                                                  ------------------
       OHIO 3.3%
       Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured,
          5.00%, 12/01/33 ................................................................            5,000,000            4,401,750
       Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ...........           13,780,000           12,366,172
       Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
          12/01/29 .......................................................................            1,460,000            1,331,914
          12/01/33 .......................................................................            2,000,000            1,773,600
       Jefferson Area Local School District GO, School Facilities Construction and
          Improvement, FGIC Insured, 5.00%, 12/01/31 .....................................            4,085,000            3,563,877
       Licking Heights Local School District GO, School Facilities Construction and
          Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ............            3,465,000            3,714,307
       Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding,
          AMBAC Insured, 5.375%, 11/15/29 ................................................            5,000,000            3,847,450
       Maumee City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/27 ...................................................            3,250,000            3,175,965
       Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 .......            7,500,000            7,814,625
       Olentangy Local School District GO, School Facilities Construction and Improvement,
          Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 ..........................           11,450,000           12,856,976
       Reynoldsburg City School District GO, School Facilities Construction and
          Improvement, FSA Insured, 5.00%, 12/01/31 ......................................            4,000,000            3,810,960
       Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 ..            3,860,000            4,257,773
       Toledo City School District GO, School Facilities Improvement, Series B, FGIC
          Insured, 5.00%, 12/01/32 .......................................................            4,000,000            3,477,480
                                                                                                                  ------------------
                                                                                                                          66,392,849
                                                                                                                  ------------------
       OKLAHOMA 0.0%(a)
       McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 .................              300,000              310,986
                                                                                                                  ------------------
       OREGON 0.4%
       Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
          11/15/12 .......................................................................              570,000              568,923
       Oregon Health and Science University Revenue,
          Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 ..............................              460,000              460,510
          Series A, MBIA Insured, 5.00%, 7/01/32 .........................................            8,000,000            6,011,280
                                                                                                                  ------------------
                                                                                                                           7,040,713
                                                                                                                  ------------------
       PENNSYLVANIA 1.9%
       Allegheny County Hospital Development Authority Revenue, Health System, Series A,
          MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ....................................           10,000,000           10,951,100
       Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM,
          6.00%, 9/01/19 .................................................................              500,000              569,835
       Pennsylvania State Public School Building Authority Lease Revenue, School District
          of Philadelphia Project, Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ......            6,000,000            5,122,320
       Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series C,
          Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38 ...............................           10,000,000           10,376,700
       Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
          5.00%, 8/01/32 .................................................................            4,000,000            3,513,680


                    90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded,
          5.25%, 11/01/24 ................................................................   $        2,000,000   $        2,202,880
       Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
          Sales Tax, AMBAC Insured, 5.25%, 2/01/31 .......................................            6,000,000            5,846,220
       Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...               70,000               77,802
                                                                                                                  ------------------
                                                                                                                          38,660,537
                                                                                                                  ------------------
       RHODE ISLAND 0.6%
       Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment
          System, MBIA Insured, 5.80%, 9/01/22 ...........................................            7,785,000            6,699,070
       Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport
          Corp. Project, CIFG Insured, 5.00%, 7/01/31 ....................................            5,730,000            4,787,014
       Rhode Island State Health and Educational Building Corp. Revenue, Hospital
          Financing, Lifespan Obligated Group, Refunding, MBIA Insured, 5.75%, 5/15/23 ...              100,000               94,417
                                                                                                                  ------------------
                                                                                                                          11,580,501
                                                                                                                  ------------------
       SOUTH CAROLINA 1.9%
       Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
          1/01/21 ........................................................................              200,000              197,986
       Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan
          Program, Series A, FSA Insured, ETM, 7.125%, 7/01/17 ...........................            2,280,000            2,631,485
       Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens
          County Project, FSA Insured, 5.00%, 12/01/31 ...................................           17,800,000           15,529,254
       South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
          Series A, FSA Insured, 5.00%, 8/01/35 ..........................................           20,000,000           14,261,000
       South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co.
          Project, Series A, AMBAC Insured, 5.20%, 11/01/27 ..............................            5,000,000            4,893,750
                                                                                                                  ------------------
                                                                                                                          37,513,475
                                                                                                                  ------------------
       SOUTH DAKOTA 0.4%
       Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ..........................            5,000,000            5,137,900
       South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ................            2,720,000            3,054,778
                                                                                                                  ------------------
                                                                                                                           8,192,678
                                                                                                                  ------------------
       TENNESSEE 0.6%
       Johnson City Health and Educational Facilities Board Hospital Revenue,
          Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
             7/01/28 .....................................................................            8,500,000            8,608,630
          Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..........................            2,780,000            2,815,250
                                                                                                                  ------------------
                                                                                                                          11,423,880
                                                                                                                  ------------------
       TEXAS 5.7%
       Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
          5.625%, 11/15/21 ...............................................................            2,355,000            2,453,133
          5.80%, 11/15/29 ................................................................            6,000,000            6,259,860
       Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
          5.125%, 5/15/27 ................................................................           11,125,000           11,131,007
          5.25%, 5/15/31 .................................................................            5,000,000            4,980,250
       Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's
          Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 ........................            5,000,000            4,780,750


                    Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS (CONTINUED)
       Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured,
          ETM, 6.30%, 1/01/17 ............................................................   $       10,350,000   $       11,609,698
       Dallas-Fort Worth International Airport Revenue,
          Joint Series A, FGIC Insured, 6.00%, 11/01/21 ..................................            2,210,000            2,043,697
          Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ......           12,000,000           10,686,600
       Harris County Hospital District Mortgage Revenue,
          AMBAC Insured, ETM, 7.40%, 2/15/10 .............................................              115,000              117,966
          Refunding, AMBAC Insured, 7.40%, 2/15/10 .......................................              530,000              538,014
       Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA
          Insured, 5.25%, 2/15/37 ........................................................           10,250,000            8,937,590
       Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA
          Insured, 5.25%, 11/15/30 .......................................................           21,325,000           15,971,998
       Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
          8/01/29 ........................................................................            1,000,000              935,010
       Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc.
          Project, Refunding, ............................................................
          Series A, MBIA Insured, 5.25%, 11/01/29 ........................................            3,185,000            2,312,119
          Series B, MBIA Insured, 5.15%, 11/01/29 ........................................            2,750,000            2,037,503
       North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured,
          5.00%, 12/15/33 ................................................................           10,000,000            8,263,400
       Pflugerville GO, FGIC Insured,
          5.25%, 8/01/27 .................................................................            3,320,000            3,212,366
          5.20%, 8/01/32 .................................................................            3,000,000            2,798,850
       Tarrant County Health Facilities Development Corp. Health Systems Revenue,
          Harris Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ..............            3,250,000            3,630,315
       Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
          Center, Series D, FSA Insured, Pre-Refunded, 5.375%, 11/01/27 ..................            8,000,000            8,223,520
       United ISD, GO, 5.125%, 8/15/26 ...................................................            3,000,000            2,984,220
                                                                                                                  ------------------
                                                                                                                         113,907,866
                                                                                                                  ------------------
       UTAH 0.5%
       Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 .....               35,000               43,803
       Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
          8/15/21 ........................................................................            5,000,000            5,036,850
          8/15/26 ........................................................................            5,000,000            4,954,100
                                                                                                                  ------------------
                                                                                                                          10,034,753
                                                                                                                  ------------------
       VIRGINIA 0.5%
       Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
          Series B, FSA Insured, 5.00%, 4/01/35 ..........................................            5,000,000            4,566,300
       Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
          5/15/28 ........................................................................            3,510,000            3,250,716
       Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah
          University Project, MBIA Insured,
          5.00%, 10/01/18 ................................................................            1,000,000            1,017,900
          5.25%, 10/01/28 ................................................................            1,420,000            1,271,227
                                                                                                                  ------------------
                                                                                                                          10,106,143
                                                                                                                  ------------------


                    92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON 2.5%
       King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ......   $        6,420,000   $        5,486,596
       Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
          6.65%, 1/01/16 .................................................................            4,250,000            4,926,855
       Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .......            6,000,000            5,952,960
       Washington State Health Care Facilities Authority Revenue,
          Providence Health, Refunding, Series D, FSA Insured, 5.25%, 10/01/33 ...........           18,000,000           16,593,480
          Series B, MBIA Insured, 5.00%, 2/15/27 .........................................            6,510,000            5,808,808
          Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 .............           13,000,000           10,266,490
                                                                                                                  ------------------
                                                                                                                          49,035,189
                                                                                                                  ------------------
       WEST VIRGINIA 0.5%
       Shepherd University Board of Governors Revenue, Residence Facilities Projects,
          MBIA Insured, 5.00%, 6/01/35 ...................................................            7,445,000            6,547,729
       West Virginia State Water Development Authority Water Development Revenue,
          Loan Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 .........            5,000,000            4,100,450
                                                                                                                  ------------------
                                                                                                                          10,648,179
                                                                                                                  ------------------
       WISCONSIN 0.2%
       Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
          FGIC Insured, 6.90%, 8/01/21 ...................................................            3,000,000            3,373,290
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $2,123,824,982) ..........................................................                             1,943,423,952
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 1.3%
       MUNICIPAL BONDS 1.3%
       COLORADO 0.3%
(b)    Colorado Educational and Cultural Facilities Authority Revenue, National
          Jewish Federation Bond Program,
             Daily VRDN and Put, 0.85%, 2/01/35 ..........................................            1,500,000            1,500,000
             Refunding, Series A-8, Daily VRDN and Put, 0.85%, 9/01/35 ...................            5,400,000            5,400,000
                                                                                                                  ------------------
                                                                                                                           6,900,000
                                                                                                                  ------------------
       MARYLAND 0.1%
(b)    Maryland State EDC, EDR, United State Pharmacopeial, Refunding, Series A,
          Daily VRDN and Put, 0.90%, 7/01/38 .............................................            1,100,000            1,100,000
                                                                                                                  ------------------
       MISSOURI 0.2%
(b)    Missouri Development Finance Board Cultural Facilities Revenue, The Nelson
          Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.85%, 12/01/37 ...            2,000,000            2,000,000
(b)    Missouri State Health and Educational Facilities Authority Health Facilities
          Revenue, Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put,
          0.85%, 6/01/16 .................................................................            1,000,000            1,000,000
                                                                                                                  ------------------
                                                                                                                           3,000,000
                                                                                                                  ------------------
       OHIO 0.2%
(b)    Cuyahoga County Revenue, Cleveland Clinic, Series B, Sub Series B-1, Daily
          VRDN and Put, 0.80%, 1/01/39 ...................................................            3,800,000            3,800,000
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 93

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT           VALUE
-------------------------------------                                                        ------------------   ------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       TENNESSEE 0.5%
(b)    Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily
          VRDN and Put, 0.90%, 7/01/31 ...................................................   $       10,955,000   $       10,955,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $25,755,000) ...................................                                25,755,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $2,149,579,982) 98.5% .....................................                             1,969,178,952
       OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................                                30,008,843
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    1,999,187,795
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Rounds to less than 0.1% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS 97.3%
       KENTUCKY 86.7%
       Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 ..   $        1,065,000   $          990,216
       Boone County GO, Public Project, 5.00%,
          4/01/20 ........................................................................            1,310,000            1,332,388
          4/01/21 ........................................................................            1,000,000            1,012,150
       Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
          FGIC Insured, 4.70%, 1/01/28 ...................................................            3,000,000            2,484,360
       Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC
          Insured, 5.00%,
          12/01/22 .......................................................................            1,200,000            1,171,680
          12/01/27 .......................................................................            2,000,000            1,838,720
       Bowling Green GO, Project, Series A, 5.00%, 6/01/38 ...............................            5,000,000            4,505,050
       Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 ...........            1,140,000            1,168,796
       Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%,
          6/01/32                                                                                     3,000,000            2,603,430
       Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue,
          Series A, FSA Insured, 5.00%,
          8/01/19 ........................................................................            1,500,000            1,524,960
          8/01/24 ........................................................................            2,000,000            1,972,100
       Campbell County School District Finance Corp. School Building Revenue, FSA Insured,
          5.00%, 8/01/26 .................................................................            2,845,000            2,738,227
       Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured
          Guaranty, 5.50%, 2/01/36 .......................................................            3,000,000            2,545,680
       Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
          Project, Pre-Refunded, 5.125%, 8/01/20 .........................................            1,015,000            1,085,329
       Fayette County School District Finance Corp. School Building Revenue,
          Pre-Refunded, 5.50%, 9/01/18 ...................................................            2,500,000            2,611,325
          Series A, AMBAC Insured, 5.25%, 4/01/20 ........................................            2,160,000            2,209,939
       Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ..............            1,000,000              958,250
       Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted
          Projects, Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ....................              290,000              256,752
       Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded,
          5.75%, 2/01/20 .................................................................            1,500,000            1,585,485
       Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
          1/01/28 ........................................................................            2,035,000            1,927,308
       Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services
          Inc., Refunding, AMBAC Insured, 5.75%, 1/01/26 .................................            1,000,000              971,380
       Jefferson County School District Finance Corp. School Building Revenue, Series A,
          FSA Insured, Pre-Refunded, 5.25%, 7/01/18 ......................................            1,500,000            1,578,825
          MBIA Insured, 4.75%, 6/01/27 ...................................................            2,440,000            2,142,857
       Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP,
          Series L, XLCA Insured, 5.00%, 11/01/29 ........................................            1,000,000              963,530
       Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of
          Ewing, Series A, Pre-Refunded, 6.00%, 6/01/30 ..................................            2,000,000            2,169,120
          Series C, 6.00%, 6/01/30 .......................................................            1,285,000            1,294,625
          Series E, 5.70%, 6/01/22 .......................................................            1,000,000            1,066,540
       Kentucky Asset/Liability Commission General Receipts Revenue, University of
          Kentucky, Project Notes, FGIC Insured, 5.00%, 10/01/25 .........................            3,000,000            2,926,470


                    Quarterly Statements of Investments | 95

Franklin Tax-Free Trust

FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY (CONTINUED)
       Kentucky Economic Development Finance Authority Health System Revenue, Norton
          Healthcare Inc.,
          Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 .............................   $          160,000   $          154,192
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 ..........................              245,000              280,603
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 ..........................              935,000            1,070,874
       Kentucky Economic Development Finance Authority Hospital System Revenue,
          Appalachian Regional Health Center Facility, Refunding and Improvement,
          5.875%, 10/01/22 ...............................................................            2,000,000            1,557,040
       Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville
          Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33 .......................            2,000,000            1,934,720
       Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32 ..................            2,000,000            1,412,180
       Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
          6/01/19 ........................................................................            1,140,000            1,154,113
          6/01/20 ........................................................................            1,250,000            1,259,313
          6/01/21 ........................................................................            1,190,000            1,194,974
       Kentucky Rural Water Finance Corp. Public Project Revenue,
          Flexible Term Program, Series A, 5.00%, 2/01/26 ................................            1,055,000            1,016,092
          Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 ....................            1,500,000            1,343,505
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
          Series A, MBIA Insured, 5.00%,
          9/01/32 ........................................................................            5,000,000            4,277,300
          9/01/37 ........................................................................            4,250,000            3,554,657
       Kentucky State Property and Buildings Commission Revenues,
          Project No. 62, Refunding, Second Series, 5.25%, 10/01/18 ......................            3,540,000            3,596,251
          Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .....................            1,535,000            1,597,474
          Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 ............            2,300,000            2,470,453
          Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 .....................            1,100,000            1,208,548
          Refunding, 5.50%, 11/01/28 .....................................................            5,000,000            4,957,950
       Kentucky State Turnpike Authority Economic Development Road Revenue,
          Revitalization Projects, Refunding, Series A, 5.00%, 7/01/28 ...................            1,000,000              923,380
          Series A, AMBAC Insured, 5.00%, 7/01/25 ........................................            2,000,000            1,940,700
       Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ...............            1,730,000            1,668,706
       Louisville and Jefferson County Metropolitan Government College Revenue,
          Bellarmine University, Refunding and Improvement, Series A, 6.00%, 5/01/38 .....            2,500,000            1,955,450
       Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
          Jewish Hospital St. Mary's HealthCare Inc. Project, Refunding, 6.125%,
             2/01/37 .....................................................................            2,000,000            1,699,340
       Louisville and Jefferson County Metropolitan Government Industrial Building
          Revenue, Sisters of Mercy, Cincinnati, 5.00%, 10/01/35 .........................            1,500,000            1,035,540
       Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage
          System Revenue, Series A,
          AMBAC Insured, 5.00%, 5/15/36 ..................................................            3,000,000            2,728,170
          FGIC Insured, 5.00%, 5/15/30 ...................................................            2,750,000            2,555,107
          FGIC Insured, 5.00%, 5/15/38 ...................................................            3,000,000            2,552,910


                    96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY (CONTINUED)
       Louisville and Jefferson County Student Housing Revenue, University of
          Louisville, Phase 3-A, AMBAC Insured, 5.00%, 6/01/34 ...........................   $        3,755,000   $        3,381,941
          Series A, AMBAC Insured, 5.00%, 6/01/25 ........................................            1,000,000              970,490
       Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ..            3,290,000            3,093,357
       Louisville Regional Airport Authority Airport System Revenue, FSA Insured, 5.50%,
          7/01/38 ........................................................................            3,000,000            2,512,710
       Louisville Water Works Board Water System Revenue, Louisville Water Co.,
          Refunding, FSA Insured,
          5.25%, 11/15/24 ................................................................            2,500,000            2,513,250
          5.50%, 11/15/25 ................................................................            2,000,000            2,017,200
       Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital,
          5.125%, 8/01/37 ................................................................            3,000,000            1,975,290
       Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ..................            1,500,000            1,376,085
       Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ...            1,270,000            1,205,789
       Oldham County School District Finance Corp. School Building Revenue, MBIA
          Insured, 5.00%, 5/01/24 ........................................................            5,680,000            5,572,080
       Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%,
          7/01/15 ........................................................................              785,000              817,146
       Trimble County Environmental Facilities Revenue, Trimble County Environmental
          Facility, AMBAC Insured, 6.00%, 3/01/37 ........................................            5,000,000            4,520,550
          Refunding, AMBAC Insured, 4.60%, 6/01/33 .......................................            3,750,000            2,877,750
       Warren County Hospital Facility Revenue, Community Hospital Corp. Project,
          Refunding,
       Series A, 5.00%, 8/01/29 ..........................................................            1,000,000              687,580
                                                                                                                  ------------------
                                                                                                                         134,256,252
                                                                                                                  ------------------
       U.S. TERRITORIES 10.6%
       PUERTO RICO 9.6%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.375%, 5/15/33 .....................................................            1,680,000            1,222,553
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
          5.125%, 7/01/31 ................................................................            3,125,000            2,582,781
          Pre-Refunded, 5.125%, 7/01/31 ..................................................            1,875,000            2,030,344
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Series D, Pre-Refunded, 5.375%, 7/01/36 ...............................            2,500,000            2,721,200
          Series K, 5.00%, 7/01/27 .......................................................            3,000,000            2,454,840
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/36 ............................................              455,000              367,367
          Refunding, Series N, 5.00%, 7/01/32 ............................................            3,000,000            2,323,260
          Series D, Pre-Refunded, 5.25%, 7/01/36 .........................................              995,000            1,082,371
                                                                                                                  ------------------
                                                                                                                          14,784,716
                                                                                                                  ------------------
       VIRGIN ISLANDS 1.0%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.625%, 10/01/25 ...............................................................            2,000,000            1,560,560
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                16,345,276
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $163,668,408) ...........                               150,601,528
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 97

Franklin Tax-Free Trust

FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------------------                                           ------------------   ------------------
       SHORT TERM INVESTMENTS 1.2%
       MUNICIPAL BONDS 1.2%
       KENTUCKY 1.2%
(a)       Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing
          Trust, Series A, Weekly VRDN and Put, 0.80%, 2/01/32 ...........................   $          910,000   $          910,000
(a)       Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding,
          Series A, Daily VRDN and Put, 0.80%, 4/01/37 ...................................              800,000              800,000
(a)       Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.80%, 9/01/34 ......              220,000              220,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $1,930,000) ....................................                                 1,930,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $165,598,408) 98.5% .......................................                               152,531,528
       OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................                                 2,287,204
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      154,818,732
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT           VALUE
---------------------------------------                                                      ------------------   ------------------
       MUNICIPAL BONDS 103.6%
       LOUISIANA 96.3%
       Alexandria Sales & Use Tax Revenue, 5.00%,
          8/01/26 ........................................................................   $        1,710,000   $        1,588,710
          8/01/27 ........................................................................            1,790,000            1,648,876
          8/01/28 ........................................................................            1,875,000            1,714,556
       Baton Rouge Public Improvement Sales Tax Revenue, Refunding, Series A-2, FSA
          Insured, 5.00%, 8/01/37 ........................................................            4,000,000            3,566,040
(a)    Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33 .....................            5,000,000            5,025,950
       Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ...........            1,900,000            1,898,271
       Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student
          Housing Project, MBIA Insured, 5.25%,
          5/01/21 ........................................................................            1,505,000            1,343,453
          5/01/33 ........................................................................            2,500,000            1,953,325
       De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
          Series A, 5.65%, 12/01/21 ......................................................            1,000,000              704,770
       De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
          5.875%, 9/01/29 ................................................................           11,500,000            9,540,630
       Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
          FHA Insured, ETM, 7.20%, 8/01/10 ...............................................            1,380,000            1,497,093
       East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding,
          Series A, 6.10%, 10/01/29 ......................................................              135,000              116,169
       East Baton Rouge Parish Park and Recreation District GO, FSA Insured,
          5.00%, 5/01/25 .................................................................            3,325,000            3,202,274
       East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
          FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 .....................................            1,000,000            1,073,360
       East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
          AMBAC Insured, 5.00%, 2/01/24 ..................................................            2,000,000            1,902,540
       England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19 .........            5,000,000            5,005,250
       Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
          Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 7/15/33 .................................................................            5,000,000            5,500,450
       Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
          5.00%, 11/01/27 ................................................................            5,000,000            4,597,550
       Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project,
          MBIA Insured,
          5.00%, 4/01/29 .................................................................            3,060,000            2,715,505
       Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
          5.00%, 10/01/29 ................................................................            2,925,000            2,829,236
       Jefferson Sales Tax District Special Sales Tax Revenue,
          FSA Insured, Pre-Refunded, 5.00%, 12/01/22 .....................................            3,000,000            3,030,000
          Special Tax Bond, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20 .................            4,195,000            4,537,396
       Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ...........            5,000,000            4,730,750
       Lafayette Public Power Authority Electric Revenue, MBIA Insured, 5.00%, 11/01/32 ..            5,000,000            4,461,200
       Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc.
          Project, MBIA Insured, 5.00%, 10/01/22 .........................................            1,500,000            1,491,015
       Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ....               30,000               33,443
       Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ........................            5,000,000            4,665,150
       Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ................               30,000               31,417
       Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
          5.125%, 4/01/29 ................................................................            2,200,000            1,986,864


                    Quarterly Statements of Investments | 99

Franklin Tax-Free Trust

FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT           VALUE
---------------------------------------                                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana HFA, SFMR, Home Ownership Program,
          GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32 .............................   $        2,140,000   $        1,691,007
          Series A, GNMA Secured, 5.50%, 6/01/40 .........................................            5,000,000            4,151,800
(a)       Series B, GNMA Secured, 6.125%, 12/01/33 .......................................            1,000,000              984,660
       Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 .....              445,000              443,042
       Louisiana Local Government Environmental Facilities and CDA Revenue,
          Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ................            4,265,000            3,763,692
          Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...            1,000,000            1,009,710
          Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27 .......            5,000,000            4,829,050
          Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 ...................            3,000,000            2,479,080
          East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37 ...            5,370,000            4,713,195
          East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44 ...            8,870,000            7,546,419
          Independence Stadium Project, Refunding, 5.25%, 3/01/30 ........................            8,845,000            7,899,469
          Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ................            2,215,000            2,190,170
          Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27 ........            5,000,000            4,571,700
          Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ..........................            4,040,000            3,325,768
          MBIA Insured, 5.00%, 12/01/26 ..................................................            3,000,000            2,679,180
          Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
             5.375%, 10/01/26 ............................................................            2,000,000            1,994,160
          Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
             5.375%, 10/01/31 ............................................................            2,000,000            1,934,760
(a)       Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24 ...            2,620,000            2,526,387
(a)       Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33 ...            2,500,000            2,409,850
          Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%,
             8/01/27 .....................................................................            3,000,000            2,370,330
       Louisiana Local Government Environmental Facilities GO, AMBAC Insured,
          5.25%, 4/01/29 .................................................................            1,000,000              950,770
       Louisiana Public Facilities Authority Hospital Revenue, Touro Infirmary Project,
          Series A, 5.625%, 8/15/29 ......................................................            3,500,000            2,564,625
       Louisiana Public Facilities Authority Revenue,
          Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 ....            5,000,000            3,566,250
          Centenary College Project, Refunding, 5.75%, 2/01/29 ...........................            7,300,000            5,389,371
          Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30 .........            5,000,000            4,853,150
          Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ............            1,540,000            1,541,910
          FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ........            5,000,000            4,503,750
          Grambling University Project, Black and Gold Facilities Project, Series A,
             CIFG Insured, 5.00%, 7/01/30 ................................................            5,000,000            3,388,150
          Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ......            1,715,000            1,586,289
          Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 ....            2,500,000            2,775,800
          Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27 ....................            3,990,000            3,178,953
          Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded,
             5.125%, 7/01/27 .............................................................            3,000,000            3,282,930
          Tulane University Project, Refunding, Series A-1, MBIA Insured, 5.00%, 2/15/30 .            3,500,000            3,099,670
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
          AMBAC Insured, 5.00%, 6/01/23 ..................................................            5,000,000            4,061,700
       Louisiana State Gas and Fuels Tax Revenue, Series A,
          AMBAC Insured, 5.00%, 6/01/27 ..................................................            3,500,000            3,289,475
          FSA Insured, 5.00%, 5/01/31 ....................................................           10,000,000            9,035,700
       Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
          7/15/24 ........................................................................            3,475,000            3,379,368
          7/15/25 ........................................................................            2,765,000            2,668,031


                    100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT           VALUE
---------------------------------------                                                      ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
          AMBAC Insured, 5.00%, 5/01/21 ..................................................   $        2,500,000   $        2,472,575
          Series A, MBIA Insured, 5.375%, 3/01/19 ........................................            3,000,000            3,041,910
       Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project,
          Refunding, 5.00%, 10/01/20 .....................................................            5,000,000            4,558,350
       Louisiana State University and Agricultural and Mechanical College Board Revenue,
          AMBAC Insured, 5.00%, 7/01/22 ..................................................            5,000,000            4,970,600
          Auxiliary, FGIC Insured, 5.00%, 7/01/31 ........................................            3,000,000            2,652,870
          Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .............................            1,500,000            1,371,030
       Monroe Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ......            1,535,000            1,711,725
(a)    Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road,
          Refunding, Assured Guaranty,
          5.375%, 3/01/24 ................................................................            1,035,000            1,051,177
          5.50%, 3/01/25 .................................................................            2,145,000            2,182,109
       New Orleans GO,
          Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ..................................            1,000,000              913,880
          Public Improvement, AMBAC Insured, 5.25%, 12/01/29 .............................            1,485,000            1,186,114
          Public Improvement, FGIC Insured, 5.25%, 12/01/21 ..............................            1,295,000            1,150,245
          Public Improvement, FGIC Insured, 5.125%, 12/01/26 .............................            2,000,000            1,628,420
          Radian Insured, 5.125%, 12/01/30 ...............................................           10,055,000            7,651,151
          Refunding, MBIA Insured, 5.125%, 9/01/21 .......................................            2,000,000            1,719,000
       Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
          11/01/14 .......................................................................              470,000              470,837
       Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured,
          5 50%, 9/01/20 .................................................................            1,000,000            1,000,590
       Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ..........            1,950,000            1,930,617
       Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
          Center, FSA Insured, Pre-Refunded, 5.75%, 5/15/21 ..............................            2,500,000            2,648,850
       Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue,
          FGIC Insured, Pre-Refunded, 5.75%, 9/01/24 .....................................            1,410,000            1,526,621
       Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured
          Guaranty, 5.125%, 4/01/38 ......................................................            5,000,000            4,248,500
       Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase,
          FHA Insured, ETM, 7.25%, 8/01/10 ...............................................              300,000              315,528
       Shreveport Certificates of Indebtedness Revenue, Refunding, Series A,
          AMBAC Insured, 5.00%, 10/01/16 .................................................            1,000,000            1,029,690
       St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM,
          7.50%, 9/01/10 .................................................................              435,000              475,559
       St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/31 ........................................            6,485,000            5,934,164
       St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ....            2,500,000            2,423,275
       St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A,
          5.125%, 6/01/37 ................................................................            4,000,000            2,544,040
       St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
          7/01/10 ........................................................................               30,000               31,236
          7/01/11 ........................................................................               50,000               56,608
       Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne
          General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 .......            2,155,000            1,988,634


                    Quarterly Statements of Investments | 101

Franklin Tax-Free Trust

FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT          VALUE
---------------------------------------                                                      ------------------   -----------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       University of Louisiana System Board of Supervisors Lease Revenue,
          Lafayette Cajundome Convention Center Project, MBIA Insured, Pre-Refunded,
             6.25%, 9/01/29 ..............................................................   $        1,200,000   $       1,270,404
          Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ..........            1,000,000           1,004,060
                                                                                                                  -----------------
                                                                                                                        276,180,933
                                                                                                                  -----------------
       U.S. TERRITORIES 7.3%
       PUERTO RICO 6.4%
       Puerto Rico Commonwealth GO, Public Improvement,
          MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .....................................            4,400,000           4,656,344
          Series A, 5.00%, 7/01/33 .......................................................              615,000             486,490
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series L, MBIA Insured, 5.25%, 7/01/35 .....................           10,000,000           8,217,600
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33 .....            6,450,000           5,155,936
                                                                                                                  -----------------
                                                                                                                         18,516,370
                                                                                                                  -----------------
       VIRGIN ISLANDS 0.9%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.50%, 10/01/18 ................................................................            3,000,000           2,562,300
                                                                                                                  -----------------
       TOTAL U.S. TERRITORIES ............................................................                               21,078,670
                                                                                                                  -----------------
       TOTAL INVESTMENTS (COST $332,095,711) 103.6% ......................................                              297,259,603
       OTHER ASSETS, LESS LIABILITIES (3.6)% .............................................                              (10,451,273)
                                                                                                                  -----------------
       NET ASSETS 100.0% .................................................................                        $     286,808,330
                                                                                                                  =================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

                     See Notes to Statements of Investments.


                    102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS 98.0%
       MARYLAND 78.2%
       Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ................................   $        2,000,000   $        1,827,160
       Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
          9/01/39 ........................................................................           25,095,000           14,929,015
       Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 .........            1,000,000              962,350
       Baltimore GO, Consolidated Public Improvement, Series A, FSA Insured, Pre-Refunded,
          5.25%, 10/15/17 ................................................................            3,300,000            3,486,120
       Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A,
          6.50%, 10/01/11 ................................................................            1,850,000            1,923,464
       Baltimore Project Revenue,
          sub. bond, Water Projects, Series A, FSA Insured, 5.00%, 7/01/38 ...............            6,150,000            5,633,400
          Wastewater Projects, FSA Insured, 5.00%, 7/01/37 ...............................            7,000,000            6,526,870
          Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/33 .....................            5,355,000            4,930,241
          Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/38 .....................            5,000,000            4,580,000
          Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ......            4,000,000            4,110,640
          Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ...................            2,855,000            2,724,812
          Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32 ...................            2,120,000            1,914,678
          Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32 ........................            5,000,000            4,515,750
       Baltimore Revenue,
          Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 .......            5,000,000            5,137,900
          Water Projects, Refunding, Series A, FGIC Insured, 5.125%, 7/01/42 .............           11,740,000           10,669,664
          Water Projects, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ............           10,000,000           10,647,100
       Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian
          Insured,
          5.375%, 1/01/16 ................................................................            2,000,000            1,987,720
          5.50%, 1/01/19 .................................................................            1,000,000              943,520
          5.625%, 1/01/25 ................................................................            2,000,000            1,736,940
       Frederick County Educational Facilities Revenue, Mount St. Mary University,
          Refunding, 5.625%, 9/01/38 .....................................................            5,000,000            3,606,950
       Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ................            1,125,000            1,147,781
       Maryland Environmental Services COP, Water and Waste Facilities, Series A,
          6.70%, 6/01/11 .................................................................            1,210,000            1,211,791
       Maryland State Community Development Administration Department of Housing and CDR,
          Housing, Refunding, Series A, 6.00%, 7/01/32 ...................................            4,000,000            3,380,280
          Residential, Series C, 5.375%, 9/01/39 .........................................           10,000,000            8,912,800
          Residential, Series C, 5.65%, 9/01/48 ..........................................            8,000,000            7,352,160
          Residential, Series D, 5.25%, 9/01/29 ..........................................            3,135,000            2,397,554
          SF Program, Second Series, 5.00%, 4/01/17 ......................................              310,000              290,355
       Maryland State EDC Student Housing Revenue,
          University of Maryland Baltimore County Project, Refunding, XLCA Insured,
             5.00%, 7/01/30 ..............................................................            3,245,000            2,000,348
          University of Maryland Baltimore County Project, Refunding, XLCA Insured,
             5.00%, 7/01/35 ..............................................................            3,675,000            2,173,946
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/25 ..............................................................            2,500,000            2,073,900
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/28 ..............................................................            2,000,000            1,604,100
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/33 ..............................................................            9,370,000            7,139,565
       Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
          AMBAC Insured, 5.00%, 7/01/19 ..................................................            1,675,000            1,690,243
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34 ............            2,500,000            2,748,025
          Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ......................            8,365,000            7,114,432


                    Quarterly Statements of Investments | 103

Franklin Tax-Free Trust

FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND (CONTINUED)
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          (continued)
          Carroll County General Hospital, 6.00%, 7/01/26 ................................   $        2,000,000   $        1,627,400
          Carroll County General Hospital, 5.80%, 7/01/32 ................................            5,000,000            3,789,750
          Carroll Hospital Center, 5.00%, 7/01/40 ........................................            6,790,000            4,349,267
          Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .........................              715,000              728,721
          Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ....................            2,205,000            2,340,100
          Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ....................            2,025,000            2,145,994
          Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 ..............            1,515,000            1,554,875
          Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 ..............            2,250,000            2,309,220
          Edenwald, Series A, 5.40%, 1/01/31 .............................................            1,000,000              657,890
          Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .........................           11,000,000           10,841,490
          Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...................            9,395,000            7,663,408
          LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 .................           10,945,000            8,859,430
          Loyola College, Series A, 5.00%, 10/01/40 ......................................            8,525,000            7,398,677
          Maryland Institute College of Art, 5.00%, 6/01/35 ..............................            2,000,000            1,303,100
          Maryland Institute College of Art, 5.00%, 6/01/36 ..............................            5,000,000            3,220,700
          Maryland Institute College of Art, 5.00%, 6/01/40 ..............................            6,000,000            3,784,920
          Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36 ...............            3,600,000            3,886,740
          Mercy Medical Center, Refunding, 5.625%, 7/01/31 ...............................            5,500,000            4,158,495
          Mercy Medical Center, Series A, 5.00%, 7/01/37 .................................           10,000,000            6,623,700
          North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ...........................            1,000,000            1,085,280
          North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ...........................            1,320,000            1,432,570
          Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 .....              655,000              638,723
          Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .....            5,000,000            4,329,750
          Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured,
             5.00%, 7/01/38 ..............................................................            6,200,000            5,661,344
          Peninsula Regional Medical Center, 5.00%, 7/01/36 ..............................            6,625,000            5,024,334
          Roland Park Place Project, Refunding, 5.625%, 7/01/18 ..........................            2,500,000            2,175,850
          Roland Park Place Project, Refunding, 5.625%, 7/01/24 ..........................            2,680,000            2,090,695
          The Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...............            5,000,000            5,190,350
          The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ...................           29,000,000           27,648,020
          The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38 ...................            5,805,000            5,284,001
          Union Hospital Cecil County Issue, 5.00%, 7/01/35 ..............................            3,015,000            2,208,638
          University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ............           11,000,000           11,980,760
          University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28            15,000,000           13,396,050
          University of Maryland Medical System, Series A, 5.00%, 7/01/41 ................            2,500,000            1,842,050
          Washington County Hospital, 5.75%, 1/01/38 .....................................            2,500,000            1,742,925
          Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36 .....           17,680,000           13,874,910
       Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
          AMBAC Insured, 5.00%, 7/01/28 ..................................................            3,975,000            3,830,628
       Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%,
          3/01/27 ........................................................................            8,000,000            7,385,040
       Maryland State Transportation Authority Transportation Facility Projects Revenue,
          FSA Insured, 5.00%,
          7/01/27 ........................................................................            5,890,000            5,764,249
          7/01/31 ........................................................................            7,455,000            7,133,839
          7/01/32 ........................................................................            7,165,000            6,821,725
          7/01/34 ........................................................................            7,500,000            7,076,400


                    104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND (CONTINUED)
       Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A,
          FGIC Insured, 5.00%, 7/01/32 ...................................................   $        6,450,000   $        5,800,033
       Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22 ........           10,000,000            9,440,000
       Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA
          Insured, 4.75%, 6/30/30 ........................................................            4,000,000            3,526,840
       St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
          AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ....................................            2,000,000            2,117,020
       Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded,
          5.50%,
          4/01/27 ........................................................................              425,000              470,267
          4/01/32 ........................................................................            1,500,000            1,659,765
                                                                                                                  ------------------
                                                                                                                         387,907,507
                                                                                                                  ------------------
       U.S. TERRITORIES 19.8%
       PUERTO RICO 18.5%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/38 .......................................................            2,100,000            1,840,125
       Puerto Rico Commonwealth GO, Public Improvement,
          FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ......................................            1,520,000            1,646,677
          FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................            4,360,000            4,709,759
          Refunding, FSA Insured, 5.25%, 7/01/27 .........................................            1,015,000              935,962
          Refunding, FSA Insured, 5.125%, 7/01/30 ........................................            2,870,000            2,522,443
          Refunding, Series A, FGIC Insured, 5.50%, 7/01/21 ..............................           10,000,000            9,345,300
          Refunding, Series A, FGIC Insured, 5.50%, 7/01/22 ..............................            5,000,000            4,624,200
          Series A, 5.00%, 7/01/27 .......................................................            6,250,000            5,020,062
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..............................            5,000,000            4,032,900
          Series D, Pre-Refunded, 5.25%, 7/01/38 .........................................            5,000,000            5,421,250
          Series G, 5.00%, 7/01/33 .......................................................            2,170,000            1,716,079
          Series G, Pre-Refunded, 5.00%, 7/01/33 .........................................            4,830,000            5,353,572
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A,
          AMBAC Insured, 5.00%, 7/01/31 ..................................................            5,000,000            4,038,750
          FGIC Insured, 5.00%, 7/01/24 ...................................................            5,000,000            4,252,300
       Puerto Rico Electric Power Authority Power Revenue,
          Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ..............................           10,000,000            8,644,400
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...........................           10,780,000           11,507,866
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................            3,000,000            3,312,420
       Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 ......            4,250,000            3,861,550
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/36 ............................................              520,000              419,848
          Refunding, Series N, 5.00%, 7/01/32 ............................................            5,000,000            3,872,100
          Series D, Pre-Refunded, 5.25%, 7/01/36 .........................................            1,480,000            1,609,959
       University of Puerto Rico Revenues, University System, Refunding, Series P,
          5.00%, 6/01/30 .................................................................            4,000,000            3,037,240
                                                                                                                  ------------------
                                                                                                                          91,724,762
                                                                                                                  ------------------

                   Quarterly Statements of Investments | 105

Franklin Tax-Free Trust

FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 1.3%
       Virgin Islands PFAR,
          Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...................   $        2,000,000   $        1,683,060
          senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .............            1,700,000            1,451,970
          senior lien, Refunding, Series A, 5.50%, 10/01/14 ..............................            3,300,000            3,131,502
                                                                                                                  ------------------
                                                                                                                           6,266,532
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                97,991,294
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $555,909,143) 98.0% .......................................                               485,898,801
       OTHER ASSETS, LESS LIABILITIES 2.0% ...............................................                                10,105,216
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      496,004,017
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

                     See Notes to Statements of Investments.


                    106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT           VALUE
---------------------------------------------------                                          ------------------   ------------------
       MUNICIPAL BONDS 98.6%
       MASSACHUSETTS 97.9%
       Auburn GO, AMBAC Insured, 5.125%, 6/01/24 .........................................   $        1,465,000   $        1,475,094
       Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC
          Insured, 5.00%, 5/01/27 ........................................................            3,970,000            3,826,365
       Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
          2/01/21 ........................................................................            3,000,000            3,244,560
          2/01/22 ........................................................................            2,940,000            3,179,669
       Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ............            1,750,000            1,764,735
       Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19            3,140,000            3,239,004
       Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25            4,000,000            4,281,360
       Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20             1,000,000            1,070,000
       Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26           9,805,000            9,679,006
       Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ..........................            2,055,000            2,162,559
       Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 ..........................            1,000,000            1,061,590
       Lowell GO, State Qualified,
          AMBAC Insured, 5.00%, 2/01/21 ..................................................            1,330,000            1,326,316
          AMBAC Insured, 5.00%, 2/01/22 ..................................................            1,405,000            1,391,554
          FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 .....................................            1,595,000            1,691,258
       Ludlow GO, School Project, Limited Tax, MBIA Insured, 7.40%, 11/01/09 .............              210,000              220,378
       Martha's Vineyard Land Bank Revenue, AMBAC Insured,
          4.875%, 5/01/22 ................................................................            2,000,000            1,995,040
          5.00%, 5/01/32 .................................................................            2,000,000            1,868,600
          5.00%, 5/01/34 .................................................................            7,000,000            6,438,530
       Massachusetts Bay Transportation Authority Revenue, General Transportation System,
          Series C, FGIC Insured, 5.25%, 3/01/15 .........................................            2,000,000            2,198,220
       Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A,
          FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/27 ...................................................            5,000,000            5,468,250
       Massachusetts State College Building Authority Project Revenue,
          Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ..............................            2,000,000            1,708,100
          Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ..............................            5,000,000            4,807,250
          Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ...................................            5,000,000            5,101,900
          Series A, Assured Guaranty, 5.00%, 5/01/33 .....................................           10,000,000            9,208,600
       Massachusetts State Development Finance Agency Revenue,
          Boston College, Series P, MBIA Insured, 5.00%, 7/01/38 .........................            7,000,000            6,322,050
          Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ..................            3,600,000            3,126,852
          Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ..................           25,305,000           21,752,684
          Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ...................            2,000,000            1,751,720
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
          Guaranty, 5.00%, 7/01/31 .......................................................            5,000,000            4,555,600
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
          Guaranty, 5.00%, 7/01/37 .......................................................            5,060,000            4,511,648
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
          5.125%, 2/01/34 ................................................................           22,400,000           17,784,256
       MBIA Insured, 5.20%, 7/01/32 ......................................................            2,250,000            1,916,257
       Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 ............................            4,000,000            4,405,680
       Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 .............................            2,090,000            2,466,012
       Series P, MBIA Insured, 4.75%, 7/01/42 ............................................           11,000,000            9,175,980
       Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ..........            1,500,000            1,614,690
       Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33            12,200,000           11,112,980


                    Quarterly Statements of Investments | 107

Franklin Tax-Free Trust

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT           VALUE
---------------------------------------------------                                          ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State Development Finance Agency Revenue, (continued)
          WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%,
             1/01/36 .....................................................................   $       15,945,000   $       14,265,354
          Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 .......           12,850,000           11,454,618
       Massachusetts State GO,
          Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19 ......            8,620,000            9,379,681
          Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 .........            5,000,000            5,571,400
          Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .....................           10,000,000            9,196,000
          Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 .......            9,645,000           10,362,492
          Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 .................            3,430,000            3,640,328
          Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ........              965,000            1,024,174
          MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .....................................            4,100,000            4,351,412
       Massachusetts State Health and Educational Facilities Authority Revenue,
          Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ........................            5,000,000            4,788,200
          Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ........            3,000,000            2,954,760
          Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ......            1,000,000              846,560
          Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .................................           10,000,000            8,119,400
          Harvard University, Series FF, 5.125%, 7/15/37 .................................            3,000,000            2,910,030
          New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ....            9,610,000            7,452,843
          New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded,
             5.00%, 5/15/22 ..............................................................              390,000              418,556
          Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ...............            1,250,000            1,215,238
          Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ............            4,885,000            4,342,618
          Springfield College, AMBAC Insured, 5.00%, 10/15/27 ............................            2,500,000            2,161,850
          Tufts University, Series I, 5.25%, 2/15/30 .....................................            4,000,000            3,949,320
          University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ..........            3,000,000            2,718,930
          University of Massachusetts, Worcester Campus, Series B, FGIC Insured,
             Pre-Refunded, 5.25%, 10/01/31 ...............................................            3,500,000            3,794,000
          University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded,
             5.875%, 10/01/29 ............................................................            4,000,000            4,320,560
          University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded,
             5.25%, 10/01/31 .............................................................            1,500,000            1,651,935
          Wellesley College, Series F, Pre-Refunded, 5.125%, 7/01/39 .....................            7,500,000            7,750,050
          Wheelock College, Series B, MBIA Insured, Pre-Refunded, 5.625%, 10/01/30 .......            1,770,000            1,936,787
          Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 ...........            3,030,000            2,483,418
       Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM,
          7.00%, 4/01/21 .................................................................              430,000              520,554
       Massachusetts State HFA Housing Revenue, Rental, Mortgage, Series A, AMBAC Insured,
          5.95%, 7/01/30 .................................................................            2,000,000            1,705,720
       Massachusetts State Industrial Finance Agency Revenue,
          St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 .........................            2,665,000            2,666,253
          Trustees Deerfield Academy, 5.25%, 10/01/27 ....................................            2,800,000            2,734,368
       Massachusetts State Port Authority Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/35 ........................................           14,915,000           13,535,362
          Series A, FSA Insured, 4.50%, 7/01/32 ..........................................            5,590,000            4,687,494
          Series A, FSA Insured, 4.50%, 7/01/37 ..........................................            7,935,000            6,471,072
          Series A, FSA Insured, Pre-Refunded, 5.125%, 7/01/17 ...........................            2,000,000            2,066,100
          US Airways Project, MBIA Insured, 6.00%, 9/01/21 ...............................            4,700,000            3,874,962
          US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ....................            4,500,000            3,630,015


                    108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT           VALUE
---------------------------------------------------                                          ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
          Series A, AMBAC Insured,
             4.75%, 8/15/32 ..............................................................   $       15,000,000   $       13,053,300
             4.50%, 8/15/35 ..............................................................           10,000,000            8,060,200
       Massachusetts State Special Obligation Dedicated Tax Revenue,
          FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .....................................            5,000,000            5,435,200
          Refunding, FGIC Insured, 5.50%, 1/01/34 ........................................            8,400,000            8,089,788
       Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ..............................            9,000,000            7,028,010
          sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ...................            4,600,000            3,851,994
          sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..................           17,560,000           13,845,358
       Massachusetts State Water Pollution Abatement Trust Revenue,
          Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...................................            2,620,000            2,637,816
          Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .....................            1,075,000            1,148,745
          Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..................................            4,300,000            4,185,835
          Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ....................            1,700,000            1,826,871
          Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 .......            3,995,000            4,044,418
          Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ....            1,005,000            1,046,346
       Massachusetts State Water Resources Authority Revenue,
          Refunding, Series J, FSA Insured, 5.00%, 8/01/32 ...............................            9,000,000            8,510,130
          Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ...........................            9,275,000            9,917,294
          Series A, FSA Insured, 4.50%, 8/01/46 ..........................................            1,000,000              799,270
       Monson GO, AMBAC Insured, 5.25%, 11/01/23 .........................................            1,675,000            1,710,728
       New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ..............            3,685,000            3,694,949
       Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured,
          5.125%, 10/01/18 ...............................................................            2,000,000            2,046,140
       Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured,
          Pre-Refunded, 5.375%, 6/15/33 ..................................................           15,475,000           16,349,028
       Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ..........................            2,795,000            3,088,279
       Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 .............................            2,075,000            2,125,215
       Springfield GO,
          Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 .............            5,000,000            5,411,050
          State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 ............            2,000,000            1,808,000
       Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 11/01/21 ..................................................            2,775,000            3,025,527
       University Building Authority Project Revenue, Senior Series 1, AMBAC Insured,
          Pre-Refunded, 5.25%,
          11/01/23 .......................................................................            2,155,000            2,402,954
          11/01/28 .......................................................................            5,035,000            5,614,327
       University of Massachusetts Building Authority Project Revenue, Senior Series
          2004-1,
          AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 ...................................            3,000,000            3,376,890
       Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21            1,960,000            1,947,358
       Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 .......................................            1,230,000            1,249,741
       Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ..................            1,335,000            1,345,974
                                                                                                                  ------------------
                                                                                                                         492,533,496
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 109

Franklin Tax-Free Trust

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT           VALUE
---------------------------------------------------                                          ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES 0.7%
       PUERTO RICO 0.7%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, Assured Guaranty, 5.00%, 7/01/28 .....................................   $        4,000,000   $        3,524,200
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $529,836,014) ...........                               496,057,696
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS (COST $500,000) 0.1%
       MUNICIPAL BONDS 0.1%
       MASSACHUSETTS 0.1%
   (a) Massachusetts State Health and Educational Facilities Authority Revenue, Museum of
          Fine Arts, Series A2, Daily VRDN and Put, 0.65%, 12/01/37 ......................              500,000              500,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $530,336,014) 98.7% .......................................                               496,557,696
       OTHER ASSETS, LESS LIABILITIES 1.3% ...............................................                                 6,654,716
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      503,212,412
                                                                                                                  ==================


See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT           VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS 99.0%
       MICHIGAN 94.2%
       Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
          5/01/26 ........................................................................   $        1,960,000   $        2,172,993
          5/01/29 ........................................................................            2,125,000            2,355,924
          5/01/34 ........................................................................            6,690,000            7,417,002
       Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
          5.00%, 5/01/32 .................................................................            7,300,000            6,566,131
       Allendale Public School District GO, School Building and Site,
          FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ....................................            6,450,000            7,042,174
          FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ....................................            5,490,000            5,994,037
          Series A, FSA Insured, 5.00%, 5/01/37 ..........................................           11,810,000           10,483,973
       Anchor Bay School District GO, School Building and Site,
          Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ...........................            2,000,000            2,040,480
          Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ..........................            5,000,000            5,282,650
          Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ..........................            3,750,000            3,964,613
       Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded,
          5.00%, 5/01/29 .................................................................            9,000,000            9,902,430
       Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
          5/01/31 ........................................................................            6,000,000            5,468,100
          5/01/34 ........................................................................           10,165,000            9,114,955
       Battle Creek School District Paying Agent and Registrar, School Building and Site,
          FSA Insured, 5.00%, 5/01/37 ....................................................            8,760,000            7,788,341
       Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31             6,000,000            5,587,680
       Brown City Community School District GO, Building and Site, FGIC Insured,
          Pre-Refunded, 5.00%, 5/01/31 ...................................................            3,200,000            3,454,080
       Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 ......................            3,665,000            3,406,801
       Carman-Ainsworth Community School District GO, FGIC Insured,
          5.00%, 5/01/27 .................................................................            1,400,000            1,245,594
          Pre-Refunded, 5.00%, 5/01/27 ...................................................            1,550,000            1,680,681
       Central Michigan University Revenue,
          FGIC Insured, 5.00%, 10/01/27 ..................................................              500,000              454,510
          General, AMBAC Insured, 5.00%, 10/01/34 ........................................            8,905,000            7,968,194
          Series A, AMBAC Insured, 5.05%, 10/01/32 .......................................           10,000,000            9,112,300
       Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 .....            1,400,000            1,428,630
       Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
          5/01/21 ........................................................................            3,550,000            3,740,813
       Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ..            5,000,000            5,088,400
       Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 .            6,500,000            5,863,260
       Detroit City School District GO, School Building and Site Improvements,
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ...........................            2,650,000            2,909,912
          Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ...........................           38,330,000           41,915,005
          Series A, FSA Insured, 6.00%, 5/01/29 ..........................................           10,000,000           10,967,200
          Series B, FGIC Insured, 5.00%, 5/01/25 .........................................            2,000,000            1,855,820
       Detroit GO, Series A, Assured Guaranty, 5.00%, 4/01/28 ............................            5,000,000            3,903,400
       Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ..........           10,610,000            9,469,213
       Detroit Sewer Disposal System Revenue,
          second lien, Series A, MBIA Insured, 5.125%, 7/01/33 ...........................           18,790,000           16,178,754
          senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ..................            5,960,000            5,098,542
          senior lien, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ...............            8,000,000            8,830,720


                    Quarterly Statements of Investments | 111

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT           VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Detroit Water Supply System Revenue,
       FGIC Insured, ETM, 6.25%, 7/01/12 .................................................   $        1,175,000   $        1,252,785
          second lien, Refunding, Series C, FSA Insured, 5.00%, 7/01/33 ..................           20,000,000           17,238,800
          second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 ..............           20,000,000           21,902,600
          second lien, Series B, MBIA Insured, 5.00%, 7/01/34 ............................            8,875,000            6,586,049
          senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35 .................           17,500,000           16,473,275
          senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ............................           11,400,000            9,689,316
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 .............            1,500,000            1,588,815
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............            4,880,000            5,254,735
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............            4,745,000            5,121,800
          senior lien, Series A, FSA Insured, 5.00%, 7/01/34 .............................           38,740,000           32,713,993
          senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 ............................            4,930,000            4,553,397
          Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ...........................            5,270,000            5,805,274
       Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ......            5,500,000            5,001,700
       East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
          5/01/29 ........................................................................            4,775,000            4,869,640
       Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          6/01/28 ........................................................................            6,730,000            7,372,042
          6/01/33 ........................................................................           14,700,000           16,102,380
       Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
          5.00%, 5/01/26 .................................................................            2,700,000            2,608,524
          5.00%, 5/01/29 .................................................................              820,000              775,810
       Pre-Refunded, 5.00%, 5/01/29 ......................................................            1,930,000            2,144,848
       Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured,
          5.75%, 2/15/25 .................................................................              100,000               89,693
       Fennville Public Schools GO, School Building and Site, FGIC Insured,
          5.00%, 5/01/30 .................................................................            2,085,000            1,959,671
          Pre-Refunded, 5.00%, 5/01/30 ...................................................            1,115,000            1,236,167
          Pre-Refunded, 5.00%, 5/01/34 ...................................................            3,250,000            3,603,178
       Ferris State University Revenue, FGIC Insured, 5.25%,
          10/01/26 .......................................................................            1,500,000            1,472,640
          10/01/31 .......................................................................            3,255,000            3,065,038
       Fowlerville Community School District GO, FGIC Insured, 5.00%,
          5/01/30 ........................................................................            1,990,000            1,792,453
          5/01/34 ........................................................................            8,145,000            7,150,088
       Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ............            4,000,000            3,653,520
       Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/28 ........................................................................            4,250,000            4,101,377
       Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 .................            2,000,000            2,033,140
       Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
          5.00%, 10/01/28 ................................................................            3,590,000            3,412,080
       Pre-Refunded, 5.00%, 10/01/28 .....................................................            2,410,000            2,627,623
       Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
          6.875%, 6/01/24 ................................................................            7,500,000            7,510,350
       Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
          1/01/30 ........................................................................            7,500,000            7,046,400
          1/01/34 ........................................................................            6,795,000            6,224,288


                    112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT           VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ...................   $        3,500,000   $        3,149,615
       Grand Valley State University Revenue, General, Refunding, Series A, FSA Insured,
          5.00%,
          12/01/28 .......................................................................           17,165,000           16,251,307
          12/01/33 .......................................................................            8,570,000            7,787,045
       Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%,
          5/01/29 ........................................................................           30,000,000           31,821,000
       Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ...              700,000              617,036
       Hazel Park School District GO, FSA Insured, 5.00%,
          5/01/27 ........................................................................            9,000,000            8,808,840
          5/01/32 ........................................................................           12,475,000           11,879,443
       HealthSource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 .........            4,145,000            3,707,910
       Howell Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%, 5/01/22 .............            2,000,000            2,039,880
       Huron School District GO, FSA Insured, Pre-Refunded,
          5.25%, 5/01/21 .................................................................            1,500,000            1,617,120
          5.375%, 5/01/26 ................................................................            2,500,000            2,702,525
       Jackson Brownfield RDAR, FGIC Insured,
          5.125%, 6/01/22 ................................................................            2,290,000            2,247,383
          5.125%, 6/01/24 ................................................................            1,215,000            1,158,089
          Pre-Refunded, 5.25%, 6/01/26 ...................................................            2,820,000            3,086,857
          Pre-Refunded, 5.375%, 6/01/30 ..................................................            5,830,000            6,406,004
       Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
          5/01/34 ........................................................................            6,620,000            6,116,615
       Kalamazoo City School District GO, School Building and Site, FSA Insured,
          Pre-Refunded, 5.00%, 5/01/21 ...................................................            4,000,000            4,288,840
       Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
          Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ..........            3,805,000            4,061,153
          Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ............              135,000              136,222
          Bronson Methodist Hospital, Refunding, Series B, FSA Insured, 5.00%, 5/15/26 ...            7,000,000            6,141,870
       L'Anse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/35 ........................................................................           10,000,000            8,994,900
       Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%,
          10/01/29 .......................................................................            1,000,000              968,210
       Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%,
          11/15/31 .......................................................................            3,320,000            2,615,828
       Lapeer Community Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/33 ........................................................................            4,400,000            4,021,820
          5/01/37 ........................................................................            4,325,000            3,898,771
       Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health
          Alliance, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ...................            2,115,000            2,143,404
       Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30            3,950,000            4,148,606
       Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
          5/01/25 ........................................................................            3,125,000            3,298,406
          5/01/30 ........................................................................            3,250,000            3,430,343
       Marysville Public School District GO, School Building and Site, Refunding, FSA
          Insured, 5.00%, 5/01/35 ........................................................           12,000,000           10,793,880
       Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC
          Insured, 5.40%, 6/01/19 ........................................................            5,000,000            4,475,050
          5.50%, 6/01/25 .................................................................            5,000,000            4,228,650
       Michigan Municipal Bond Authority Revenue,
          Clean Water State Revolving Fund, 5.00%, 10/01/24 ..............................           11,355,000           11,329,565
          Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 .........            2,185,000            2,189,348


                    Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT          VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan State Building Authority Revenue,
          Facilities Program, Refunding, Series I, 6.25%, 10/15/38 .......................   $       15,000,000   $       14,838,450
          Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ........            4,450,000            3,861,710
          Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ..........            3,000,000            3,011,970
          Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ..........            5,000,000            4,940,400
          Refunding, AMBAC Insured, 5.00%, 10/15/33 ......................................           21,000,000           18,489,870
          Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 ............................           17,160,000           15,092,563
          Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 ............................            5,000,000            4,316,400
          Refunding, Series IA, FSA Insured, 5.00%, 10/15/31 .............................           15,530,000           14,349,409
          Refunding, Series IA, FSA Insured, 5.00%, 10/15/32 .............................           10,000,000            9,187,400
          Refunding, Series IA, FSA Insured, 5.00%, 10/15/36 .............................            1,000,000              903,360
       Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
          5/15/26 ........................................................................            4,740,000            4,463,753
          5/15/31 ........................................................................            8,000,000            7,238,560
       Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ...................           12,000,000           12,682,920
       Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured,
          6.00%, 4/01/16 .................................................................               65,000               65,007
       Michigan State Hospital Finance Authority Revenue,
          Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%,
          11/15/23 .......................................................................           15,175,000           16,028,745
          Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
          5.50%, 8/15/24 .................................................................           15,000,000           12,562,950
          Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
          5.25%, 8/15/27 .................................................................           10,000,000            7,284,700
          Edward W. Sparrow Hospital, Refunding, MBIA Insured, 5.00%, 11/15/31 ...........            8,500,000            7,416,080
          Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ...........            6,000,000            6,001,980
          Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ...........            1,750,000            1,750,578
          Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ...........................              300,000              301,068
          Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ..............            8,605,000            8,315,958
          Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 ....           11,000,000           11,432,190
          Mercy Mount Clemens Corp., Series A, MBIA Insured, Pre-Refunded, 5.75%,
             5/15/29 .....................................................................            4,890,000            5,025,746
          Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 .............................            7,065,000            6,178,484
          Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 .............................            1,000,000              811,180
          Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%,
             6/01/27 .....................................................................           7,500,000            7,116,825
          Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .....            7,500,000            7,163,100
          Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ..............           12,465,000           10,759,913
          Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ..............            6,165,000            5,243,271
          St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%,
          5/15/17 ........................................................................           14,500,000           14,798,700
          St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...            3,445,000            3,602,747
          St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ...            9,545,000           10,253,525
          Trinity Health Credit Group, Series A, 6.50%, 12/01/33 .........................           25,000,000           24,695,750
       Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27 ............           10,000,000            9,562,000
       Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co.
          Pollution Control Bonds Project, Refunding,
          Collateralized Series AA, FGIC Insured, 6.95%, 5/01/11 .........................            5,000,000            5,384,500
          Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21 ........................            3,000,000            3,363,300
       Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue,
          Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%,
          12/15/32 .......................................................................           12,350,000            9,636,334


                    114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT           VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan State Trunk Line Revenue,
          Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 .............................   $        3,300,000   $        3,302,244
          Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 .............................            3,050,000            2,968,931
          Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ...........................           34,680,000           37,728,025
       Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
          10/01/34 .......................................................................            3,675,000            3,264,025
       Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 .......            3,500,000            3,700,305
       North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%,
          11/01/31 .......................................................................            5,960,000            5,274,302
       Otsego Public Schools District GO, School Building and Site, FSA Insured,
       Pre-Refunded, 5.00%, 5/01/34 ......................................................            9,835,000           10,929,832
       Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
          5/01/26 ........................................................................            5,425,000            5,863,720
          5/01/31 ........................................................................            4,865,000            5,258,433
       Parchment School District GO, School Building and Site, FSA Insured, 4.75%,
          5/01/36 ........................................................................            3,175,000            2,708,720
       Pennfield School District GO, School Building and Site, FGIC Insured, Pre-Refunded,
          5.00%, 5/01/29 .................................................................            1,150,000            1,274,971
          5/01/34 ........................................................................            2,500,000            2,771,675
       Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .............            2,955,000            2,881,095
       Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
          6/01/23 ........................................................................            1,620,000            1,780,056
          6/01/27 ........................................................................            2,635,000            2,895,338
       Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ........................            1,600,000            1,581,024
       River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ...........            6,575,000            6,536,602
       Rockford Public Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/33 ........................................................................            8,220,000            7,513,491
       Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
          MBIA Insured, 5.25%,
          11/15/31 .......................................................................           12,750,000           11,245,372
          11/15/35 .......................................................................           17,600,000           15,225,232
       Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%,
          5/01/36 ........................................................................            6,950,000            6,281,757
          5/01/38 ........................................................................           10,555,000            9,475,118
       Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding,
          Series E, MBIA Insured,
          5.375%, 7/01/19 ................................................................            4,850,000            4,503,419
          5.50%, 7/01/24 .................................................................            1,750,000            1,639,925
       Saginaw Valley State University Revenue,
          General, FSA Insured, 5.00%, 7/01/37 ...........................................            5,000,000            4,437,700
          General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ..............................              345,000              352,293
          General, Refunding, FSA Insured, 5.00%, 7/01/28 ................................            7,050,000            6,585,193
          Series A, MBIA Insured, 5.125%, 7/01/30 ........................................            4,315,000            4,075,431
          South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%,
          9/01/20 ........................................................................            2,000,000            2,007,100
       South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
          5/01/30 ........................................................................            3,500,000            3,168,130
       Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%,
          5/01/30 ........................................................................            6,535,000            6,102,318
       Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 .............            9,040,000            8,060,697
       Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded,
          5.00%, 5/01/30 .................................................................            2,730,000            3,026,669


                    Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT           VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC
          Insured, 6.40%, 8/01/24 ........................................................   $       10,000,000   $        9,786,400
       Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 ........            4,715,000            4,214,597
       Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
          5/01/29 ........................................................................            2,900,000            2,615,597
          5/01/34 ........................................................................            3,945,000            3,434,990
       Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 .......            2,595,000            2,608,909
       Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
          5/01/25 ........................................................................            5,925,000            6,243,469
          5/01/30 ........................................................................            4,500,000            4,741,875
       Thornapple Kellogg School GO, School Building and Site,
          FSA Insured, Pre-Refunded, 5.00%, 5/01/23 ......................................              965,000            1,055,845
          FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ......................................            6,250,000            6,838,375
          Refunding, FSA Insured, 5.00%, 5/01/23 .........................................            3,035,000            3,038,065
       Trenton Public Schools School District GO, School Building and Site, FSA Insured,
          5.00%, 5/01/31 .................................................................            4,575,000            4,199,484
          5/01/38 ........................................................................            8,150,000            7,259,694
       Van Dyke Public Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/31 ........................................................................            4,000,000            3,645,400
          5/01/34 ........................................................................            5,000,000            4,476,850
       Warren Consolidated School District GO, FSA Insured, 4.875%, 5/01/22 ..............            8,910,000            8,784,636
       Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 .......            2,450,000            2,656,731
       Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport,
          Series A, MBIA Insured, 5.25%, 12/01/18 ........................................            5,500,000            4,931,740
       Wayne Charter County GO,
          Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, MBIA
          Insured, 5.25%, 12/01/25 .......................................................           17,000,000           15,947,530
          Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, MBIA
          Insured, 5.00%, 12/01/30 .......................................................           10,750,000            9,467,632
          Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/34 .....................            7,640,000            6,693,939
          Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/38 .....................           12,135,000           10,486,946
       Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding,
          FGIC Insured, 5.00%,
          12/01/27 .......................................................................            9,910,000            8,607,430
          12/01/28 .......................................................................           10,170,000            8,759,828
       Wayne State University Revenues, General,
          AMBAC Insured, 5.00%, 11/15/30 .................................................            2,925,000            2,749,325
          AMBAC Insured, 5.00%, 11/15/36 .................................................            5,000,000            4,558,550
          Refunding, FGIC Insured, 5.125%, 11/15/29 ......................................           17,900,000           17,221,232
          Refunding, FSA Insured, 5.00%, 11/15/28 ........................................           23,550,000           22,435,143
          Refunding, FSA Insured, 5.00%, 11/15/35 ........................................           22,435,000           20,339,795
       West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
          5/01/19 ........................................................................            2,100,000            2,227,470
          5/01/20 ........................................................................            2,000,000            2,121,400
       West Branch Rose City Area School District GO, FGIC Insured, Pre-Refunded, 5.50%,
          5/01/24 ........................................................................            1,400,000            1,424,598
       West Ottawa Public School District GO, School Building Site, Refunding, MBIA
          Insured, 5.00%, 5/01/32 ........................................................            6,025,000            5,471,483


                    116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT            VALUE
----------------------------------------------                                               ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Western Michigan University Revenues, General, FSA Insured, 5.00%,
          11/15/28 .......................................................................   $        5,500,000   $        5,181,935
          11/15/32 .......................................................................            6,410,000            5,871,368
       Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured,
          4.75%, 1/01/23 .................................................................            8,500,000            7,723,185
       Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .............            9,375,000            8,312,156
       Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ......................           12,550,000           11,916,978
       Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ....            5,700,000            5,218,008
       Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured,
          5.00%, 5/01/32 .................................................................            6,065,000            5,417,804
       Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 ................            3,350,000            3,008,903
                                                                                                                  ------------------
                                                                                                                       1,424,594,170
                                                                                                                  ------------------
       U.S. TERRITORIES 4.8%
       PUERTO RICO 4.8%
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ..............................            5,000,000            4,321,900
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ......................           11,945,000            9,988,648
          Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ..........................            8,570,000            9,168,957
          Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ..........................           16,430,000           17,712,362
          Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ............................            8,055,000            8,838,429
       Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/35 ...................................................           14,000,000           15,722,000
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ........            6,380,000            6,383,892
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                72,136,188
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,562,435,109) ..........................................................                             1,496,730,358
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS (COST $100,000) 0.0%(a)
       MUNICIPAL BONDS 0.0%(a)
       MICHIGAN 0.0%(a)
       (b) Michigan Higher Education Facilities Authority Revenue, Limited Obligation,
          University of Detroit, Refunding, Daily VRDN and Put, 0.85%, 11/01/36 ..........              100,000              100,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $1,562,535,109) 99.0% .....................................                             1,496,830,358
       OTHER ASSETS, LESS LIABILITIES 1.0% ...............................................                                14,798,140
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    1,511,628,498
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Rounds to less than 0.1% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       MUNICIPAL BONDS 98.1%
       MINNESOTA 95.3%
       Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
          4.875%, 2/01/24 ................................................................   $        2,195,000   $        2,168,221
       Anoka-Hennepin ISD No. 11 GO,
          School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20 .........            5,870,000            6,124,934
          School District Credit Enhancement Program, Series A, FSA Insured, 5.00%,
             2/01/20 .....................................................................            6,130,000            6,409,344
       Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA
          Insured, 5.70%, 12/01/17 .......................................................              120,000              120,000
       Blue Earth County EDA Public Project Lease Revenue, Series A, MBIA Insured, 4.50%,
          12/01/24 .......................................................................            1,055,000              971,244
       Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ......................            1,000,000            1,052,740
       Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ...................            4,255,000            4,256,702
       Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
          5.90%, 9/20/19 .................................................................              400,000              385,836
          5.95%, 9/20/29 .................................................................            1,275,000            1,134,725
          6.00%, 9/20/34 .................................................................            1,000,000              893,240
       Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 .....            2,015,000            2,026,707
       Cambridge ISD No. 911 GO, Series A, MBIA Insured, 4.25%, 2/01/24 ..................            1,235,000            1,108,832
       Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 .................            3,805,000            3,823,188
       Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ..................            1,000,000            1,052,740
       Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 ....           10,000,000            8,742,500
       Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 ....            3,615,000            3,404,968
       Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities,
          Series A, 5.125%, 1/01/35 ......................................................            2,625,000            2,485,901
       Dakota County Housing and RDA, SFMR, GNMA Secured,
          5.75%, 4/01/18 .................................................................              104,000               95,833
          5.85%, 10/01/30 ................................................................              174,000              146,781
       Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ............................            1,325,000            1,375,986
       Duluth ISD No. 709 COP, Full Term Certificate, Series B, FSA Insured, 5.00%,
          2/01/28 ........................................................................           18,890,000           18,322,355
       Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 .........            3,075,000            3,114,237
       Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
          5.95%, 9/20/29 .................................................................            1,700,000            1,505,180
          6.00%, 9/20/34 .................................................................            1,480,000            1,321,300
       Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured,
          4.25%, 2/01/24 .................................................................            6,265,000            5,587,503
       Farmington ISD No. 192 GO,
          MBIA Insured, 5.25%, 2/01/24 ...................................................            5,915,000            6,215,364
          School Building, Series B, FSA Insured, 5.00%, 2/01/23 .........................            3,000,000            3,015,600
          School Building, Series B, FSA Insured, 4.75%, 2/01/27 .........................           17,075,000           15,946,855
       Fergus Falls ISD No. 544 GO, School Building, Series A, FSA Insured, 5.00%,
          1/01/25 ........................................................................            1,655,000            1,633,353
       Fridley ISD No. 014 GO, Alternative Facilities, Series A, FSA Insured, 4.375%,
          2/01/27 ........................................................................            2,040,000            1,767,089
       Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 .........            2,700,000            2,550,987
       Hennepin County Sales Tax Revenue, Hennepin County Sales Tax, 4.75%, 12/15/37 .....           25,000,000           21,841,500
       Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured,
          Pre-Refunded, 5.00%, 11/01/25 ..................................................            8,000,000            8,848,560
       Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA
          Secured,
          5.60%, 11/20/17 ................................................................              700,000              707,686
          5.70%, 11/20/32 ................................................................            3,000,000            2,630,520
       Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .............................            3,880,000            4,099,104


                    118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
          8/01/27 ........................................................................   $        1,085,000   $        1,135,789
       Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ...............            4,195,000            4,448,923
       Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ............................            3,705,000            3,893,140
       Lakeville ISD No. 194 GO, School Building, Refunding, Series B, Assured Guaranty,
          5.00%, 2/01/17 .................................................................            5,750,000            6,188,207
       Lakeville ISD No. 194 GO,
          School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16 .........            5,405,000            5,864,479
          Series A, FGIC Insured, 5.00%, 2/01/23 .........................................           10,180,000           10,753,948
       Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ....................            2,700,000            2,830,059
       Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series
          B, 4.50%,
          12/01/26 .......................................................................            5,000,000            4,572,650
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
          Refunding, Senior Series A, AMBAC Insured, 5.00%, 1/01/20 ......................            5,400,000            5,189,184
          Refunding, Series A, BHAC Insured, 5.00%, 1/01/23 ..............................           14,800,000           14,072,728
          Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ..........................            7,000,000            7,091,980
          Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...........................            7,000,000            7,465,080
          Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...........................            2,000,000            2,132,880
          Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...........................            9,000,000            9,597,960
       Minneapolis and St. Paul Metropolitan Airports Commissions Revenue, Senior,
          Refunding, Series A, BHAC Insured, 5.00%, 1/01/26 ..............................           10,000,000            9,277,700
       Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
          Series B,
          BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ....................................              545,000              617,441
       Minneapolis GO,
          Sports Arena Project, Refunding, 5.125%, 10/01/20 ..............................            8,340,000            8,344,170
          Sports Arena Project, Refunding, 5.20%, 10/01/24 ...............................            3,750,000            3,749,850
          Various Purpose, Pre-Refunded, 5.125%, 12/01/28 ................................            3,000,000            3,260,220
       Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
          11/15/34 .......................................................................           12,645,000            9,680,127
       Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ........            5,000,000            3,825,300
       Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
          Assured Guaranty, 6.50%, 11/15/38, 6.50%, 11/15/38 .............................           30,000,000           29,379,000
       Minneapolis Special School District No. 001 COP,
          Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ..............................            2,715,000            2,635,586
          Series A, FSA Insured, 5.00%, 2/01/21 ..........................................            1,950,000            1,968,584
       Minnesota Agriculture and Economic Development Board Revenue,
          Benedictine Health, Series A, MBIA Insured, Pre-Refunded, 5.125%, 2/15/29 ......           14,625,000           15,355,080
          Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
             12/01/22 ....................................................................            4,870,000            4,597,572
          Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .........              365,000              354,262
          Series E, Assured Guaranty, 5.00%, 2/15/37 .....................................           20,600,000           18,573,372
   (a) Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured
          Guaranty, 5.00%, 6/01/24 .......................................................            5,000,000            4,894,500
       Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured,
          5.00%,
          10/01/22 .......................................................................            1,745,000            1,760,949
          10/01/23 .......................................................................            1,825,000            1,833,249
          10/01/24 .......................................................................            1,900,000            1,899,867
          10/01/25 .......................................................................            1,155,000            1,144,547
          10/01/26 .......................................................................            1,715,000            1,685,108
          10/01/32 .......................................................................            5,540,000            5,258,734


                    Quarterly Statements of Investments | 119

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Minnesota State GO,
          Highway and Various Purpose, FSA Insured, 5.00%, 8/01/25 .......................   $       10,000,000   $       10,034,200
          MBIA Insured, 5.00%, 6/01/26 ...................................................           10,000,000            9,919,400
       Minnesota State HFAR,
          Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ..............              730,000              694,340
          Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..............              225,000              221,708
          Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..............              230,000              205,084
          SFM, Series B, 5.00%, 7/01/13 ..................................................               50,000               49,847
          SFM, Series D, 5.45%, 1/01/26 ..................................................            1,815,000            1,500,479
          SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...................................            2,460,000            2,029,697
          SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...................................              235,000              212,346
       Minnesota State Higher Education Facilities Authority Revenue, St. John's
          University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%,
          10/01/21 .......................................................................            1,750,000            1,899,520
          10/01/26 .......................................................................            1,500,000            1,628,160
       Minnesota State Public Facilities Authority Clean Water Revenue, Series B,
          4.75%, 3/01/27 .................................................................            5,000,000            4,714,000
       Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
          5.90%, 10/20/19 ................................................................            1,750,000            1,681,050
          5.95%, 10/20/29 ................................................................            5,955,000            5,282,264
       New Brighton GO, Tax Increment, Series A, MBIA Insured, 5.00%, 2/01/32 ............            5,110,000            4,860,734
       Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
          Obligation,
          AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ...................................            1,230,000            1,285,535
       North Branch Water System Revenue,
          FSA Insured, 4.75%, 8/01/27 ....................................................            1,500,000            1,388,130
          Series A, FSA Insured, 5.00%, 8/01/33 ..........................................            1,325,000            1,205,313
       Northern Municipal Power Agency Electric System Revenue,
          Refunding, FSA Insured, 5.00%, 1/01/12 .........................................            1,030,000            1,042,648
          Series A, AMBAC Insured, 5.00%, 1/01/26 ........................................            2,000,000            1,836,580
       Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 .......................            3,000,000            3,050,640
       Park Rapids ISD No. 309 GO, MBIA Insured,
          4.75%, 2/01/21 .................................................................            2,500,000            2,512,025
          5.00%, 2/01/25 .................................................................            3,000,000            3,015,630
       Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured,
          5.00%, 10/20/38 ................................................................            4,280,000            3,372,768
       Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, FSA Insured, 5.00%,
          3/01/20 ........................................................................            1,595,000            1,626,549
       Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
          6.25%, 6/01/16 .................................................................            1,600,000            1,612,912
          6.125%, 6/01/24 ................................................................            1,815,000            1,817,033
       Prior Lake ISD No. 719 GO,
          FSA Insured, 5.50%, 2/01/20 ....................................................            2,255,000            2,328,964
          FSA Insured, 5.50%, 2/01/21 ....................................................            2,590,000            2,674,952
          Series C, MBIA Insured, 5.00%, 2/01/21 .........................................            2,000,000            2,019,160
          Series C, MBIA Insured, 5.00%, 2/01/23 .........................................            6,025,000            6,046,569
       Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC
          Insured, Pre-Refunded, 5.875%, 1/01/31 .........................................            2,160,000            2,266,596
       Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 .....            3,000,000            2,834,430
       Rochester Electric Utility Revenue, AMBAC Insured, Pre-Refunding, 5.25%,
          12/01/24 .......................................................................            3,000,000            3,193,950
       Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ..................            1,000,000              945,750


                    120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Rush City ISD No. 139 GO, School Building, MBIA Insured,
          5.00%, 2/01/21 .................................................................   $        1,680,000   $        1,781,825
          5.125%, 2/01/26 ................................................................            4,245,000            4,520,500
       Sauk Rapids ISD No. 047 GO,
          School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ..............            2,200,000            2,216,962
          School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ..............            2,175,000            1,974,857
          Series A, MBIA Insured, 5.75%, 2/01/23 .........................................            2,740,000            2,907,661
          Series A, MBIA Insured, 5.75%, 2/01/26 .........................................            5,000,000            5,305,950
       Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27 ....            5,590,000            5,462,660
       Scott County Housing and Redevelopment Authority Facilities Lease Revenue,
          AMBAC Insured, Pre-Refunded, 5.70%, 2/01/29 ....................................            1,380,000            1,422,614
       Scott County Housing and Redevelopment Authority GO, Savage City, Hamilton
          Apartments Project, AMBAC Insured, Pre-Refunded, 5.70%, 2/01/33 ................            2,285,000            2,355,561
       Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured,
          Pre-Refunded, 6.00%, 2/01/28 ...................................................            2,530,000            2,550,063
       South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 .....            4,000,000            4,018,280
       Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
          Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ...............            2,415,000            2,530,944
       Southern Minnesota Municipal Power Agency Power Supply System Revenue,
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ....            5,875,000            3,575,114
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ....           14,035,000            7,939,038
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ....            4,000,000            1,833,160
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ....            5,000,000            1,867,700
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ....            6,600,000            2,302,872
          Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ...           15,935,000           10,387,389
          Series A, MBIA Insured, Pre-Refunded, 5.75%, 1/01/18 ...........................            1,000,000            1,065,880
       Spring Lake Park ISD No. 16 GO, School Building, Series A, FSA Insured, 5.00%,
          2/01/29 ........................................................................            4,025,000            3,915,117
       St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 .............................            2,250,000            2,278,980
       St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA
          Insured, 5.875%, 5/01/30 .......................................................           17,785,000           16,861,958
       St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A,
          AMBAC Insured, 5.00%, 7/01/15 ..................................................            1,165,000            1,114,136
       St. Michael ISD No. 885 GO,
          FSA Insured, 5.00%, 2/01/23 ....................................................            3,300,000            3,474,042
          School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ........................            2,735,000            2,739,431
          School Building, Series A, FSA Insured, 4.75%, 2/01/29 .........................            5,000,000            4,601,400
       St. Paul Housing and RDA Health Care Revenue, Allina Health System, Series A,
          MBIA Insured, 5.00%, 11/15/22 ..................................................            5,000,000            4,482,550
       St. Paul ISD No. 625 GO, School Building,
          Series A, FSA Insured, 5.00%, 2/01/24 ..........................................            1,615,000            1,622,413
          Series A, FSA Insured, 5.00%, 2/01/25 ..........................................            1,675,000            1,671,215
          Series A, FSA Insured, 5.00%, 2/01/26 ..........................................            1,745,000            1,727,044
          Series C, FSA Insured, 6.00%, 2/01/20 ..........................................            1,600,000            1,610,880
       St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30 ...........            7,360,000            6,674,931
       St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ....................            6,805,000            6,425,213
       Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,
          2/01/22 ........................................................................            1,140,000            1,206,530
          2/01/28 ........................................................................            2,400,000            2,540,064


                    Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
          2/01/23 ........................................................................   $        1,160,000   $        1,204,637
          2/01/25 ........................................................................            1,300,000            1,350,024
       Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
          Refunding,
          5.35%, 2/01/22 .................................................................            1,000,000              999,940
          5.40%, 8/01/27 .................................................................            2,015,000            1,989,208
       Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ...................            2,725,000            2,729,414
       West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%,
          2/01/21 ........................................................................            3,340,000            3,388,296
          2/01/22 ........................................................................            3,500,000            3,529,855
       Western Minnesota Municipal Power Agency Revenue,
          MBIA Insured, 5.00%, 1/01/26 ...................................................            8,565,000            7,915,773
          Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .............................            2,745,000            2,748,349
          Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .............................            4,500,000            4,505,490
          Series A, FSA Insured, 5.00%, 1/01/36 ..........................................            5,000,000            4,322,050
          Series A, MBIA Insured, 5.00%, 1/01/30 .........................................            7,200,000            6,449,328
       Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
          2/01/22 ........................................................................            2,550,000            2,571,726
          2/01/25 ........................................................................            3,000,000            2,980,080
          2/01/32 ........................................................................            5,415,000            5,157,733
       Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 .................            5,000,000            5,026,050
                                                                                                                  ------------------
                                                                                                                         639,061,690
                                                                                                                  ------------------
       U.S. TERRITORIES 2.8%
       PUERTO RICO 2.5%
       Puerto Rico Commonwealth GO, Public Improvement,
          FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ......................................            1,545,000            1,664,104
          FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................              580,000              626,528
          Refunding, FSA Insured, 5.00%, 7/01/23 .........................................              955,000              867,236
          Refunding, FSA Insured, 5.125%, 7/01/30 ........................................              420,000              369,138
       Puerto Rico Electric Power Authority Power Revenue, Refunding,
          Series SS, MBIA Insured, 5.00%, 7/01/25 ........................................            5,000,000            4,288,650
          Series V, FGIC Insured, 5.25%, 7/01/30 .........................................            5,000,000            4,254,850
       Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
          8/01/30 ........................................................................           1,000,000              849,040
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
          XLCA Insured, 5.25%, 7/01/25 ...................................................            2,500,000            2,127,075
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ........              940,000              940,573
       Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
          ETM, 5.50%, 8/01/27 ............................................................            1,000,000            1,037,910
                                                                                                                  ------------------
                                                                                                                          17,025,104
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.3%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
          10/01/20 .......................................................................            1,160,000            1,029,604
          10/01/21 .......................................................................            1,000,000              874,470
                                                                                                                  ------------------
                                                                                                                           1,904,074
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                18,929,178
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $683,965,498) ...........                               657,990,868
                                                                                                                  ------------------


                    122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT           VALUE
-----------------------------------------------                                              ------------------   ------------------
       SHORT TERM INVESTMENTS (COST $2,500,000) 0.4%
       MUNICIPAL BONDS 0.4%
       MINNESOTA 0.4%
(b) Minneapolis Health Care System Revenue, Fairview Health Services, Series E,
          Weekly VRDN and Put, 0.65%, 11/15/47 ...........................................   $        2,500,000   $        2,500,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $686,465,498) 98.5% .......................................                               660,490,868
       OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................                                10,367,523
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      670,858,391
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS 97.7%
       MISSOURI 85.7%
       Bi-State Development Agency Missouri Illinois Metropolitan District Revenue,
          Metrolink Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 .........   $        4,500,000   $        3,901,995
       Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured,
          5.70%, 10/20/22 ................................................................            1,515,000            1,535,725
       Cape Girardeau County IDA Health Care Facilities Revenue,
          Southeast Missouri Hospital Assn., 5.00%, 6/01/36 ..............................            7,500,000            4,730,325
          St. Francis Medical Center, Series A, 5.50%, 6/01/27 ...........................            6,350,000            5,516,436
          St. Francis Medical Center, Series A, 5.50%, 6/01/32 ...........................            5,000,000            4,127,950
       Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
          Products, 5.30%, 5/15/28 .......................................................            6,875,000            6,268,556
       Columbia Special Obligation Electric Utility Improvement Revenue, Annual
          Appropriation Obligation, Series A, 5.75%, 10/01/33 ............................           10,290,000           10,303,171
       Curators of the University of Missouri System Facilities Revenue,
          Series A, 5.00%, 11/01/35 ......................................................           20,000,000           18,479,400
          System Facilities, Refunding, Series A, 5.00%, 11/01/25 ........................            6,750,000            6,673,792
       Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 .................................            1,000,000            1,007,200
       Florissant COP, FGIC Insured, 5.00%, 8/01/22 ......................................            1,285,000            1,263,695
       Grandview COP, FGIC Insured, 5.00%, 1/01/23 .......................................            2,410,000            2,220,140
       Gravois Bluffs Transportation Development District Transportation Sales Tax
          Revenue, Refunding, 4.75%, 5/01/32 .............................................            5,000,000            3,895,450
       Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 .................            1,000,000              749,540
       Hickory County School District R-1 Skyline GO, Direct Deposit Program,
          6.05%, 3/01/20 .................................................................              800,000              834,144
          Refunding, 6.05%, 3/01/20 ......................................................              300,000              307,593
       Howard Bend Levee District Special Tax, Pre-Refunded, 5.85%, 3/01/19 ..............            3,000,000            3,062,640
       Jackson County Consolidated School District No. 2 GO, Direct Deposit Program,
          5.20%, 3/01/20 .................................................................            2,000,000            2,109,000
       Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit,
          Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 .........................            5,700,000            6,046,047
       Jackson County Special Obligation Revenue,
          Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 .................            2,500,000            2,276,025
          Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29 .................           26,925,000           25,086,022
          MBIA Insured, 5.00%, 12/01/27 ..................................................            3,105,000            2,976,360
       Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program,
          6.00%, 3/01/20 .................................................................            1,025,000            1,068,122
       Jefferson County Conservation Public Water Supply District No. C-1 Waterworks
          Revenue, AMBAC Insured, 5.00%, 12/01/26 ........................................            4,500,000            4,329,495
       Jefferson County Consolidated School District No. 006 Lease Participation COP,
          FSA Insured, 5.00%, 3/01/25 ....................................................            1,050,000            1,042,997
       Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
          5.50%, 2/15/29 .................................................................            2,000,000            1,494,840
          5.75%, 2/15/35 .................................................................            2,500,000            1,858,500
       Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
          5.00%, 12/01/24 ................................................................            4,470,000            4,136,359
          4.50%, 12/01/32 ................................................................           10,000,000            7,942,200
          5.00%, 12/01/32 ................................................................           15,000,000           13,003,350


                   124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement,
          Series C, 5.125%, 4/01/38 ......................................................   $       10,000,000   $        8,585,100
       Kansas City Special Obligation Tax Allocation, East Village Project, Series B,
          Assured Guaranty, 5.00%, 4/15/31 ...............................................            4,760,000            4,307,372
       Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway
          Town Center Project, MBIA Insured, 5.00%, 7/01/27 ..............................            1,730,000            1,610,422
       Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
          12/01/14 .......................................................................              750,000              687,660
          12/01/26 .......................................................................              800,000              602,576
       Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22 ........            1,500,000            1,676,025
       Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 .....            1,995,000            1,991,030
       Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37 ....            1,500,000            1,370,010
       Metropolitan St. Louis Sewer District Wastewater System Revenue,
          Series A, 5.75%, 5/01/38 .......................................................            2,000,000            2,029,160
          Series A, MBIA Insured, 5.00%, 5/01/34 .........................................           24,730,000           22,815,156
          Series C, MBIA Insured, 5.00%, 5/01/36 .........................................           22,740,000           20,871,682
       Missouri Development Finance Board Cultural Facilities Revenue,
          Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .............            9,500,000            9,084,850
          Series B, 5.00%, 6/01/37 .......................................................           22,435,000           20,921,535
       Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
          Plum Point Project, MBIA Insured, 5.00%, 1/01/28 ...............................            5,235,000            4,406,561
          Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ...............................           34,945,000           27,974,171
          Series A, AMBAC Insured, 5.00%, 1/01/32 ........................................           10,000,000            8,505,300
       Missouri School Board Assn. Lease COP, Republic R-3 School District Project,
          Refunding, FSA Insured, 6.00%, 3/01/16 .........................................            2,220,000            2,222,375
       Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA
          Insured, 5.50%, 4/01/23 ........................................................            1,200,000            1,229,088
       Missouri State Board of Public Buildings State Office Building, Special
          Obligation, Series A, 5.125%, 5/01/26 ..........................................            3,960,000            3,903,768
       Missouri State Development Finance Board Infrastructure Facilities Revenue,
          Midtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%,
          4/01/22 ........................................................................           10,000,000           10,545,500
       Missouri State Development Finance Board Recreation Facilities Revenue, YMCA
          Greater St. Louis Project, Series A, 5.40%, 9/01/18 ............................            7,420,000            7,435,434
       Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter
          and Gamble Paper Product, 5.20%, 3/15/29 .......................................            3,000,000            2,553,330
       Missouri State Environmental Improvement and Energy Resources Authority PCR,
          National Rural Assn., Electric Project, Series G-6, AMBAC Insured,
          5.85%, 2/01/13 .................................................................            2,100,000            2,102,121
       Missouri State Environmental Improvement and Energy Resources Authority Water
          PCR, State Revolving Fund,
          Series A, 7.00%, 10/01/10 ......................................................              270,000              270,373
          Series A, 6.55%, 7/01/14 .......................................................              890,000              891,460
          Series A, 5.75%, 1/01/16 .......................................................              150,000              150,201
          Series B, 7.125%, 12/01/10 .....................................................              170,000              170,279
          Series B, 5.80%, 1/01/15 .......................................................              125,000              125,166
          Series B, 6.05%, 7/01/16 .......................................................              485,000              485,698
          Series B, 7.20%, 7/01/16 .......................................................              825,000              826,568
          Series B, 5.50%, 7/01/21 .......................................................              710,000              719,784
          Series B, Pre-Refunded, 5.50%, 7/01/21 .........................................              730,000              777,238


                   Quarterly Statements of Investments | 125

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Missouri State Environmental Improvement and Energy Resources Authority Water
          Pollution
       Control and Drinking Water Revenue, State Revolving Funds Programs, Series A,
          5.75%, 1/01/29 .................................................................   $        2,500,000   $        2,604,675
       Missouri State GO,
          State Water Pollution Control, Series A, 5.00%, 6/01/26 ........................            3,785,000            3,767,513
          Stormwater Control, Series A, 5.00%, 6/01/26 ...................................            1,895,000            1,886,245
       Missouri State HDC,
          MFHR, FHA Insured, 8.50%, 12/01/29 .............................................               40,000               40,000
          SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ...................................              170,000              159,633
       Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue, Maryville University of St. Louis Project, Pre-Refunded, 6.50%,
          6/15/22 ........................................................................            1,750,000            1,877,138
          Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 ........            4,500,000            4,843,890
          Washington University, Refunding, Series B, 5.00%, 3/01/30 .....................           14,000,000           13,553,960
          Washington University, Series A, 5.00%, 11/15/37 ...............................            9,150,000            8,591,484
          Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ..................           13,550,000           14,408,934
          Webster University, MBIA Insured, 5.30%, 4/01/27 ...............................            8,000,000            6,588,000
       Missouri State Health and Educational Facilities Authority Health Facilities
          Revenue, Coxhealth, 5.50%, 11/15/39 ............................................           10,000,000            7,780,900
          Freeman Health Systems Project, 5.25%, 2/15/28 .................................            2,750,000            1,988,525
          Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%,
             8/15/21 .....................................................................            4,585,000            4,012,746
          Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%,
             8/15/28 .....................................................................            4,900,000            4,038,825
          Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ............................              260,000              256,841
          Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 .................              330,000              296,337
          Lake Regional Health Systems Project, 5.60%, 2/15/25 ...........................            1,250,000              986,750
          Lake Regional Health Systems Project, 5.70%, 2/15/34 ...........................            2,750,000            2,040,335
          St. Luke's Episcopal, 5.00%, 12/01/34 ..........................................            7,500,000            5,509,275
          St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ......            8,500,000            6,874,460
          St. Luke's Health System, Series B, 5.50%, 11/15/35 ............................            6,725,000            6,338,043
       Missouri State Health and Educational Facilities Authority Revenue,
          Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 ........           15,125,000           14,331,542
          Senior Living Facilities, Lutheran Senior Services, Refunding, Series B,
             5.125%, 2/01/22 .............................................................            2,900,000            2,153,714
          Senior Living Facilities, Lutheran Senior Services, Refunding, Series B,
             5.125%, 2/01/27 .............................................................            2,700,000            1,856,439
          Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 ...            1,500,000            1,045,095
          Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 ..            4,655,000            3,067,040
          SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ...           16,385,000           17,800,992
          St. Luke's Health System, Series A, FSA Insured, 5.50%, 11/15/35 ...............           10,000,000            9,424,600
          The Washington University, Series A, 5.375%, 3/15/39 ...........................           15,000,000           14,876,700
       Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series
          C-1, GNMA Secured,
          5.90%, 9/01/25 .................................................................              945,000              918,124
          5.95%, 3/01/28 .................................................................              675,000              585,515
       Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
          Series A-1, GNMA Secured, 4.75%, 9/01/32 .......................................            2,390,000            1,677,374
       Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 .........            1,920,000            1,982,323


                    126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA
          Insured,
          5.00%, 11/15/20 ................................................................   $        1,000,000   $        1,002,580
          5.00%, 11/15/21 ................................................................            1,000,000              994,320
          5.00%, 11/15/22 ................................................................            1,000,000              978,360
          5.00%, 11/15/28 ................................................................            1,965,000            1,810,276
          5.125%, 11/15/33 ...............................................................            2,755,000            2,548,072
       Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural
          Education, Assured Guaranty, 5.00%, 3/01/27 ....................................            6,690,000            6,334,226
       Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%,
          8/20/39 ........................................................................            1,600,000            1,331,312
       Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
          5/01/20 ........................................................................            1,500,000            1,312,890
          5/01/27 ........................................................................            2,000,000            1,577,760
       Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue,
          L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27 .......................            5,000,000            4,314,050
       Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
          5.625%, 8/15/18 ................................................................            3,000,000            2,482,530
          5.70%, 8/15/28 .................................................................            5,250,000            3,649,328
       Springfield Public Building Corp. Leasehold Revenue,
          Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 .....................            2,600,000            2,583,360
          Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 ...........            5,000,000            4,280,300
          Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%,
             6/01/21 .....................................................................            3,230,000            3,330,485
          Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%,
             6/01/25 .....................................................................            3,645,000            3,747,971
       Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 ..................            5,000,000            4,292,950
       Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%,
          3/01/20 ........................................................................            1,500,000            1,560,375
       St. Charles County Public Water Supply District No. 2, COP, Missouri Project,
          Series A, MBIA Insured, 5.25%, 12/01/28 ........................................            1,000,000            1,000,000
       St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
          4/01/27 ........................................................................            1,330,000            1,200,365
       St. Louis Airport Revenue,
          Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%,
             7/01/31 .....................................................................           18,835,000           20,380,035
          Lambert, Refunding, Series B, FSA Insured, 5.00%, 7/01/25 ......................            9,420,000            7,728,451
          Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%,
             7/01/29 .....................................................................            8,320,000            7,602,899
       St. Louis County IDA, MFHR,
          Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 .......................            1,095,000              876,405
          South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 .....            1,250,000            1,166,763
       St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA
          Secured, 5.375%, 9/20/31 .......................................................            3,310,000            2,911,509
       St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ..........            1,500,000            1,063,185
       St. Louis Municipal Finance Corp. Leasehold Revenue,
          Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 .....            4,750,000            5,144,725
          City Justice Center, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 2/15/20 .....            1,000,000            1,060,880
       St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC
          Insured, 5.00%,
          2/15/32 ........................................................................            8,075,000            6,942,643
          2/15/37 ........................................................................            7,800,000            6,562,452
       Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
          5.30%, 5/15/18 .................................................................            3,000,000            2,526,270
          5.40%, 5/15/28 .................................................................            1,500,000            1,104,315


                    Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Taney County Reorganized School District GO, No. R-V Hollister, FSA Insured,
          Pre-Refunded,
          5.00%, 3/01/20 .................................................................   $        1,300,000   $        1,425,658
       University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%,
          11/01/27 .......................................................................            7,865,000            7,713,835
       West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
          5.50%, 11/15/12 ................................................................              810,000              754,669
          5.60%, 11/15/17 ................................................................            1,700,000            1,420,605
          5.65%, 11/15/22 ................................................................            1,500,000            1,150,395
                                                                                                                  ------------------
                                                                                                                         616,125,233
                                                                                                                  ------------------
       U.S. TERRITORIES 12.0%
       PUERTO RICO 11.4%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
          7/01/26 ........................................................................            2,785,000            2,958,004
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
          5.375%, 7/01/28 ................................................................            1,975,000            1,688,724
          5.125%, 7/01/31 ................................................................            5,000,000            4,132,450
       Pre-Refunded, 5.375%, 7/01/28 .....................................................            1,025,000            1,116,338
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, Pre-Refunded, 5.50%, 7/01/36 .........................................            9,500,000           11,008,220
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .....................            4,970,000            4,008,703
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................            2,500,000            2,721,200
       Puerto Rico Electric Power Authority Power Revenue,
          Refunding, Series UU, FSA Insured, 5.00%, 7/01/24 ..............................           11,085,000           10,151,089
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................           10,000,000           11,041,400
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Municipal
          Government, 5.625%, 7/01/22 ....................................................            2,500,000            2,393,500
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            2,150,000            1,804,215
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            5,885,000            6,426,714
          Series I, 5.00%, 7/01/36 .......................................................           14,450,000           11,277,791
          Series I, Pre-Refunded, 5.375%, 7/01/34 ........................................           10,000,000           11,118,900
                                                                                                                  ------------------
                                                                                                                          81,847,248
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.6%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.40%, 10/01/12 ................................................................            2,500,000            2,442,650
          5.50%, 10/01/22 ................................................................            2,500,000            1,992,175
                                                                                                                  ------------------
                                                                                                                           4,434,825
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                86,282,073
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $764,784,204) ...........                               702,407,306
                                                                                                                  ------------------


                    128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT          VALUE
--------------------------------------                                                       ------------------   ------------------
       SHORT TERM INVESTMENTS 0.6%
       MUNICIPAL BONDS 0.6%
       MISSOURI 0.6%
   (a) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson
          Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.85%, 12/01/37 ...   $          100,000   $          100,000
   (a) Missouri State Health and Educational Facilities Authority Health Facilities
          Revenue, Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put,
          0.85%, 6/01/16 .................................................................            4,250,000            4,250,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $4,350,000) ....................................                                 4,350,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $769,134,204) 98.3% .......................................                               706,757,306
       OTHER ASSETS, LESS LIABILITIES 1.7% ...............................................                                12,112,483
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      718,869,789
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT          VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS 97.7%
       DELAWARE 1.0%
       Delaware River and Bay Authority Revenue,
          MBIA Insured, 5.00%, 1/01/27 ...................................................   $       10,000,000   $        9,283,700
          Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ..........................            4,000,000            4,229,280
                                                                                                                  ------------------
                                                                                                                          13,512,980
                                                                                                                  ------------------
       NEW JERSEY 69.5%
       Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center
          Project, MBIA Insured, ETM, 7.40%, 7/01/16 .....................................            9,500,000           11,210,095
       Bergen County Improvement Authority School District Revenue GO, Wyckoff Township
          Board of Education Project, 5.00%, 4/01/32 .....................................            3,400,000            3,308,472
       Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31            3,000,000            2,842,830
       Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 ................           10,038,000           10,951,987
       Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ..............            1,975,000            1,965,066
       Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding,
          Series A, MBIA Insured, 6.80%, 3/01/21 .........................................            5,400,000            5,804,244
       Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 .......            1,155,000            1,223,157
       Egg Harbor Township School District GO,
          FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ....................................            4,870,000            5,312,683
          MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 .....................................            3,195,000            3,554,821
          MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 .....................................            3,027,000            3,367,901
       Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%, 2/15/30            1,500,000            1,599,015
       Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
          Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
          Series A, 6.85%, 12/01/29 ......................................................            1,375,000            1,387,430
          Series B, 7.00%, 12/01/29 ......................................................            1,250,000            1,263,088
       Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
          8/01/26 ........................................................................            1,155,000            1,251,512
          8/01/27 ........................................................................            1,215,000            1,316,525
       Higher Education Student Assistance Authority Student Loan Revenue, Series A,
          MBIA Insured, 6.15%, 6/01/19 ...................................................            1,150,000            1,053,952
       Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ...............            4,315,000            4,064,385
       Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
          5/01/27 ........................................................................            3,600,000            3,954,060
       Hudson County Improvement Authority Lease Revenue, County Secured, County Services
          Building Project, FSA Insured, 5.00%, 4/01/32 ..................................            3,895,000            3,714,272
       Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site
          Project, Series A, 6.125%, 1/01/29 .............................................            6,510,000            4,931,195
       Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ..............            1,000,000            1,059,430
       Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center
          Project, Trenton Guaranteed, MBIA Insured, Pre-Refunded,
          6.00%, 4/01/29 .................................................................            1,750,000            1,867,127
          5.80%, 4/01/35 .................................................................            2,520,000            2,682,061
       Middlesex County COP, MBIA Insured,
          5.00%, 8/01/31 .................................................................            3,250,000            3,072,875
          zero cpn., 6/15/24 .............................................................            1,000,000              413,300
       Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional
          Educational Services Commission, 5.25%, 12/15/33 ...............................            3,000,000            2,942,580


                    130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT          VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       Middlesex County Improvement Authority Revenue, Administration Building Residential
          Project, FNMA Insured,
          5.25%, 7/01/21 .................................................................   $          750,000   $          702,180
          5.35%, 7/01/34 .................................................................            1,575,000            1,328,639
       Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC
          Insured, Pre-Refunded, 5.00%, 2/01/26 ..........................................            1,000,000            1,064,870
       Morristown Parking Authority Parking Revenue, MBIA Insured, 5.00%,
          8/01/30 ........................................................................            1,815,000            1,677,369
          8/01/33 ........................................................................            2,630,000            2,403,110
       Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
          7/15/29 ........................................................................            7,875,000            8,782,436
       New Jersey EDA Lease Revenue, International Center for Public Health Project,
          University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ............            5,000,000            4,509,050
       New Jersey EDA Revenue,
          Cigarette Tax, 5.50%, 6/15/24 ..................................................            5,000,000            3,782,400
          Cigarette Tax, 5.75%, 6/15/34 ..................................................            5,000,000            3,579,300
          Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
             1/01/16 .....................................................................            2,500,000            2,530,875
          Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ...........            5,110,000            5,065,543
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 ........            5,000,000            4,498,200
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ........           12,500,000           11,086,625
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ........           10,000,000            8,676,400
          Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..............           21,740,000           20,302,551
          School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%,
             12/15/21 ....................................................................           10,000,000            9,999,800
          School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .........           16,500,000           15,100,140
          School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ..........           10,500,000            9,820,440
          School Facilities Construction, Series O, 5.125%, 3/01/28 ......................            5,000,000            4,784,350
          School Facilities Construction, Series P, 5.00%, 9/01/30 .......................            5,250,000            4,762,537
          School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 .........            5,480,000            5,034,969
          School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37 ........            5,000,000            4,579,950
          School Facilities Construction, Series Y, 5.00%, 9/01/33 .......................            6,000,000            5,393,160
          Series U, 5.00%, 9/01/37 .......................................................            5,000,000            4,484,550
          Series U, FSA Insured, 5.00%, 9/01/32 ..........................................            2,000,000            1,896,060
          Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
             5/01/17 .....................................................................            5,000,000            5,086,900
          Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
             5/01/18 .....................................................................            2,000,000            2,032,720
       New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
          AMBAC Insured, 5.75%, 3/15/20 ..................................................            4,605,000            4,613,980
       New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
          Series A, MBIA Insured, 5.80%, 3/01/24 .........................................            1,000,000              990,920
       New Jersey Health Care Facilities Financing Authority Revenue,
          Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25 .....................            2,170,000            2,413,040
          Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ........................            2,830,000            2,612,741
          Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27 ................            8,000,000            6,517,120
          Atlanticare Regional Medical Center, 5.00%, 7/01/25 ............................            4,605,000            3,755,746
          Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 .................           19,490,000           14,492,179
          Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ..............................            5,725,000            4,858,807


                    Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey Health Care Facilities Financing Authority Revenue, (continued)
          Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ...............................   $        9,275,000   $        7,366,205
          Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ...........................            1,980,000            2,098,701
          Hackensack University Medical Center, 6.00%, 1/01/34 ...........................           10,000,000            8,538,700
          Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%,
             1/01/31 .....................................................................            5,000,000            4,891,100
          Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%,
             1/01/36 .....................................................................            5,000,000            4,730,700
          Holy Name Hospital, 5.00%, 7/01/36 .............................................            5,000,000            3,368,600
          Hunterdon Medical Center, Series A, 5.125%, 7/01/35 ............................            2,000,000            1,481,940
          Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ......................            7,000,000            5,904,080
          JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ...........            7,855,000            7,213,089
          Meridian Health System Obligated Group, FSA Insured, 5.25%, 7/01/29 ............           20,000,000           17,832,200
          Meridian Health System Obligated Group Issue, Refunding, FSA Insured, 5.375%,
             7/01/24 .....................................................................            6,500,000            6,128,525
          Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty,
             5.00%, 7/01/38 ..............................................................           10,000,000            9,059,800
          Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty,
             5.00%, 7/01/38 ..............................................................           10,000,000            9,059,800
          Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ........................            5,000,000            4,525,200
          Somerset Medical Center, 5.75%, 7/01/28 ........................................           11,000,000            7,083,230
          South Jersey Hospital, 5.00%, 7/01/36 ..........................................           10,000,000            7,368,900
          South Jersey Hospital, 5.00%, 7/01/46 ..........................................           27,200,000           19,053,328
          South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ...........................           10,000,000           11,144,400
          South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ............................           18,600,000           20,807,634
          Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ....................            2,000,000            1,808,060
          St. Barnabas Health Care System, Series A, 5.00%, 7/01/29 ......................           12,000,000            8,422,920
          St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 ..........................            3,355,000            2,858,863
          St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 ..........................            3,345,000            2,789,362
          St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 ..........            1,500,000            1,327,755
          State Contract Hospital Asset Transitions Program, Series A, 5.25%, 10/01/38 ...           15,000,000           13,021,050
       New Jersey State Educational Facilities Authority Revenue,
          College of New Jersey, Refunding, Series D, FSA Insured, 5.00%, 7/01/28 ........            5,940,000            5,647,871
          College of New Jersey, Refunding, Series D, FSA Insured, 5.00%, 7/01/35 ........           11,000,000           10,092,500
          FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 .....................................            6,615,000            7,012,098
          Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ..........            5,240,000            5,840,242
          Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 ........................           15,395,000           13,547,600
          Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 ..........           10,000,000           10,993,000
          Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%,
             7/01/31 .....................................................................           16,000,000           14,391,360
          Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%,
             7/01/36 .....................................................................           20,000,000           17,534,000
          Princeton University, Refunding, Series A, 5.00%, 7/01/30 ......................            5,000,000            4,864,700
          Princeton University, Refunding, Series E, 5.00%, 7/01/33 ......................            5,000,000            4,875,500
          Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29 ...................            1,000,000            1,114,500
          Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
             7/01/25 .....................................................................            1,000,000            1,075,780
          Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
             7/01/31 .....................................................................            1,500,000            1,613,670
          Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
             7/01/36 .....................................................................            6,745,000            7,517,640
          Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
             7/01/34 .....................................................................            2,000,000            2,218,080


                    132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey State Educational Facilities Authority Revenue, (continued)
          Refunding, Series D, 5.00%, 7/01/27 ............................................   $        1,325,000   $        1,037,952
          Refunding, Series D, 5.00%, 7/01/33 ............................................            1,000,000              750,870
          Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38 .................            5,000,000            4,614,850
          Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ...            2,370,000            2,150,064
          Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 ............            1,505,000            1,406,468
          Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ...........            1,755,000            1,721,427
          Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 .........              495,000              537,214
          Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 .........            1,000,000            1,091,850
          Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .........            1,870,000            1,841,987
          Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34 ...........            4,750,000            3,365,850
          Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18 ...........              590,000              516,103
          Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28 ...........              865,000              648,421
          Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18 .................              510,000              516,441
          Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28 .................              710,000              717,476
          University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .....            2,700,000            2,155,518
          William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38 ........            5,500,000            5,014,295
       New Jersey State Higher Education Assistance Authority Student Loan Revenue,
          Series A, Assured Guaranty, 6.125%, 6/01/30 ....................................           10,000,000            9,197,300
       New Jersey State Highway Authority Garden State Parkway General Revenue, ETM,
          6.20%, 1/01/10 .................................................................            3,665,000            3,762,855
       New Jersey State Housing and Mortgage Finance Agency MFHR,
          Series A1, FSA Insured, 6.35%, 11/01/31 ........................................            2,000,000            1,781,100
          Series B, FSA Insured, 6.25%, 11/01/26 .........................................              970,000              930,249
          Series D, FSA Insured, 5.50%, 5/01/22 ..........................................              765,000              661,212
          Series E1, FSA Insured, 5.70%, 5/01/20 .........................................            2,595,000            2,466,132
          Series E1, FSA Insured, 5.75%, 5/01/25 .........................................            1,165,000            1,077,077
          Series I, 5.75%, 11/01/38 ......................................................            4,030,000            3,411,234
       New Jersey State Housing and Mortgage Finance Agency Revenue,
          Home Buyer, Series CC, MBIA Insured, 5.875%, 10/01/31 ..........................            1,025,000            1,015,191
          Home Buyer, Series U, MBIA Insured, 5.85%, 4/01/29 .............................            3,050,000            2,583,228
          Series AA, 6.50%, 10/01/38 .....................................................            9,000,000            9,005,400
       New Jersey State Transportation Corp. COP, Federal Transportation Administration
          Grants, Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 .................            2,000,000            2,074,920
       New Jersey State Transportation Trust Fund Authority Revenue,
          Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
             12/15/33 ....................................................................           10,000,000            1,929,300
          Transportation System, Series A, 6.00%, 12/15/38 ...............................           25,000,000           24,555,500
          Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34 ................           10,000,000            9,053,900
          Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...           10,000,000           10,841,700
          Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ...................            4,000,000            3,938,000
       New Jersey State Turnpike Authority Turnpike Revenue,
          Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
             5.15% thereafter, 1/01/35 ...................................................            7,500,000            4,713,375
          Series A, AMBAC Insured, 5.00%, 1/01/30 ........................................           13,500,000           12,278,790
          Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...........................            7,500,000            7,843,950
          Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...........................           16,300,000           17,030,077
          Series C, FSA Insured, 5.00%, 1/01/35 ..........................................           17,675,000           16,620,686


                    Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA
          Insured, Pre-Refunded,
             5.00%, 1/01/26 ..............................................................   $        3,245,000   $        3,577,418
             5.50%, 1/01/27 ..............................................................            3,240,000            3,648,046
             5.50%, 1/01/28 ..............................................................            2,000,000            2,251,880
             5.00%, 1/01/34 ..............................................................           29,155,000           32,141,638
             5.00%, 1/01/37 ..............................................................            3,965,000            4,371,175
       North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured,
             5.00%,
             8/01/22 .....................................................................            1,000,000            1,001,910
             8/01/31 .....................................................................            1,000,000              968,310
       Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
             4/01/21 .....................................................................            2,155,000            2,305,333
             4/01/22 .....................................................................            2,142,000            2,291,426
       Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking
          Deck Project, Series A, FSA Insured, 5.00%, 4/15/35 ............................            1,375,000            1,267,228
       Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC
          Insured, 5.75%, 12/01/22 .......................................................            8,925,000            9,118,583
       Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 .......................            1,000,000              940,130
       Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office
          Building, FSA Insured, 5.25%, 8/15/38 ..........................................            1,625,000            1,549,763
       South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
          5.00%, 11/01/29 ................................................................           12,000,000           11,160,720
       Sussex County Municipal Utilities Authority, Wastewater Facilities Revenue,
          Capital Appreciation, Series B, FSA Insured, zero cpn.,
             12/01/35 ....................................................................            2,815,000              494,201
             12/01/36 ....................................................................            2,810,000              457,524
             12/01/37 ....................................................................            2,815,000              427,176
             12/01/38 ....................................................................            2,810,000              396,098
       Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 .......           13,000,000           14,555,060
       Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin,
          Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23 .............................            2,345,000            2,178,270
       University of Medicine and Dentistry COP,
             AMBAC Insured, 5.00%, 4/15/32 ...............................................            4,625,000            3,461,350
             MBIA Insured, 5.00%, 6/15/29 ................................................            2,090,000            1,584,241
             MBIA Insured, 5.00%, 6/15/36 ................................................           18,000,000           12,916,800
             Series A, MBIA Insured, 5.00%, 9/01/22 ......................................            1,700,000            1,631,286
       University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
             12/01/24 ....................................................................            2,500,000            2,077,450
             12/01/31 ....................................................................           29,395,000           22,615,337
       Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
             2/15/35 .....................................................................            8,730,000            9,577,683
       West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
             10/01/29 ....................................................................            2,000,000            2,093,300
       Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ..............................            1,220,000            1,219,927
                                                                                                                  ------------------
                                                                                                                         902,693,628
                                                                                                                  ------------------


                   134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK 5.9%
       Port Authority of New York and New Jersey Revenue, Consolidated,
          One Hundred Forty-eighth Series, FSA Insured, 5.00%, 8/15/34 ...................   $       10,000,000   $        9,153,000
          One Hundred Forty-eighth Series, FSA Insured, 5.00%, 8/15/37 ...................            5,000,000            4,540,700
          One Hundred Forty-fourth Series, 5.00%, 10/01/29 ...............................            5,000,000            4,712,150
          One Hundred Forty-ninth Series, 5.00%, 11/15/31 ................................           20,000,000           18,613,800
          One Hundred Twenty-fifth Series, FSA Insured, 5.00%, 4/15/32 ...................           23,950,000           22,503,660
          Refunding, One Hundred Fifty-third Series, 5.00%, 7/15/38 ......................            5,000,000            4,518,250
          Refunding, One Hundred Forty-second Series, 5.00%, 7/15/30 .....................            5,940,000            5,561,087
       Port Authority of New York and New Jersey Special Obligation Revenue, John F.
          Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ..............            8,000,000            6,695,520
                                                                                                                  ------------------
                                                                                                                          76,298,167
                                                                                                                  ------------------
       PENNSYLVANIA 1.8%
       Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, MBIA Insured,
          5.00%, 7/01/35 .................................................................            5,000,000            4,429,500
       Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured,
          5.75%,
             1/01/22 .....................................................................            8,500,000            8,552,360
             1/01/26 .....................................................................           10,000,000            9,935,000
                                                                                                                  ------------------
                                                                                                                          22,916,860
                                                                                                                  ------------------
       U.S. TERRITORIES 19.5%
       PUERTO RICO 18.7%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/44 .......................................................            4,100,000            3,575,159
       Puerto Rico Commonwealth GO, Public Improvement,
             FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..................................           13,655,000           14,750,404
             Refunding, FSA Insured, 5.125%, 7/01/30 .....................................            8,350,000            7,338,815
             Series A, 5.00%, 7/01/29 ....................................................           10,000,000            8,164,000
             Series B, 5.00%, 7/01/35 ....................................................            1,825,000            1,410,652
             Series B, Pre-Refunded, 5.00%, 7/01/35 ......................................            3,175,000            3,572,701
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ..............................            5,000,000            4,321,900
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 .....................           10,000,000            8,276,000
          Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................           10,000,000           10,718,200
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................            5,000,000            5,442,400
          Series D, Pre-Refunded, 5.25%, 7/01/38 .........................................            5,000,000            5,421,250
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation,
          Series A, ETM, 5.50%, 10/01/32 .................................................            1,000,000            1,005,110
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          5.00%, 7/01/37 .................................................................            8,000,000            5,781,120
       Puerto Rico Electric Power Authority Power Revenue,
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................           18,000,000           19,874,520
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................           46,440,000           52,152,120
          Series TT, 5.00%, 7/01/32 ......................................................           22,000,000           16,996,100
          Series TT, 5.00%, 7/01/37 ......................................................           17,925,000           13,437,476
          Series WW, 5.50%, 7/01/38 ......................................................           16,620,000           13,410,512
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%,
          7/01/33 ........................................................................            1,000,000              822,080


                    Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT           VALUE
----------------------------------------                                                     ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
             Refunding, Series D, 5.375%, 7/01/33 ........................................   $        6,830,000   $        5,731,531
             Refunding, Series N, 5.00%, 7/01/32 .........................................           20,000,000           15,488,400
             Series D, Pre-Refunded, 5.375%, 7/01/33 .....................................           18,170,000           19,842,548
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
          MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 .....................................            5,000,000            5,283,950
                                                                                                                  ------------------
                                                                                                                         242,816,948
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.8%
       Virgin Islands PFAR,
             Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .............            5,000,000            3,780,150
             senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 ..........            2,500,000            2,325,475
             senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..........            3,045,000            2,600,735
             senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..........            2,000,000            1,593,740
                                                                                                                  ------------------
                                                                                                                          10,300,100
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                               253,117,048
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,371,223,990) ..........................................................                             1,268,538,683
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 0.1%
       MUNICIPAL BONDS 0.1%
       NEW JERSEY 0.1%
(a)    Mercer County Improvement Authority Revenue, Atlantic Foundation Project,
          Refunding, Daily VRDN and Put, 0.70%, 9/01/28 ..................................              500,000              500,000
(a)    New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub
          Series R-3, Daily VRDN and Put, 0.55%, 9/01/31 .................................              800,000              800,000
                                                                                                                  ------------------
                                                                                                                           1,300,000
                                                                                                                  ------------------
       NEW YORK 0.0%(b)
(a)    Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
          Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.70%,
          6/01/20 ........................................................................              400,000              400,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $1,700,000) ....................................                                 1,700,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $1,372,923,990) 97.8% .....................................                             1,270,238,683
       OTHER ASSETS, LESS LIABILITIES 2.2% ...............................................                                28,122,489
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    1,298,361,172
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

                    See Notes to Statements of Investments.


                    136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS 96.9%
       NORTH CAROLINA 83.2%
       Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
          10/01/38 .......................................................................   $        7,600,000   $        5,107,580
       Appalachian State University Revenue, Refunding, MBIA Insured, 5.00%, 7/15/30 .....            2,000,000            1,784,480
       Asheville Water System Revenue,
             FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ...................................            1,000,000            1,074,110
             MBIA Insured, 5.00%, 8/01/32 ................................................            2,110,000            1,944,745
       Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded,
          5.375%, 6/01/26 ................................................................            1,000,000            1,064,060
       Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
             4/01/27 .....................................................................            1,500,000            1,447,530
             4/01/28 .....................................................................            1,750,000            1,678,688
             4/01/31 .....................................................................            6,320,000            5,801,760
       Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 .................................            1,000,000              992,250
       Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
          Pre-Refunded, 5.00%, 7/01/29 ...................................................            5,000,000            5,164,600
       Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35 .           15,000,000           13,777,650
       Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 ..            5,405,000            5,082,105
       Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19            5,115,000            5,042,776
       Charlotte Airport Revenue,
             Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
                5.00%, 7/01/32 ...........................................................           21,680,000           19,243,818
             Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
                5.00%, 7/01/36 ...........................................................           13,085,000           10,638,628
             Series A, MBIA Insured, 5.00%, 7/01/29 ......................................            5,000,000            4,526,800
             Series A, MBIA Insured, 5.00%, 7/01/34 ......................................           15,130,000           13,266,740
             Series B, MBIA Insured, 6.00%, 7/01/24 ......................................            4,000,000            3,632,680
             Series B, MBIA Insured, 6.00%, 7/01/28 ......................................            6,300,000            5,569,767
       Charlotte COP,
             Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 .................            7,230,000            7,819,823
             Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ..................            3,000,000            2,849,490
             Refunding, 5.00%, 6/01/33 ...................................................            2,500,000            2,285,000
             Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ........................           11,000,000            9,953,790
       Charlotte GO, Series C, 5.00%, 7/01/27 ............................................            2,010,000            1,985,960
       Charlotte Storm Water Fee Revenue,
             5.00%, 6/01/35 ..............................................................           10,000,000            9,258,100
             Refunding, 5.00%, 6/01/25 ...................................................            1,000,000              988,930
       Charlotte Water and Sewer System Revenue,
             5.125%, 6/01/26 .............................................................            6,000,000            6,000,900
             Pre-Refunded, 5.25%, 6/01/24 ................................................            3,000,000            3,092,580
             Pre-Refunded, 5.25%, 6/01/25 ................................................            3,950,000            4,201,852
       Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
             Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31 ............            3,865,000            3,174,440
             Carolinas HealthCare System, Series A, FSA Insured, 5.00%, 1/15/23 ..........            7,780,000            7,388,277
             Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31 .........            1,135,000            1,215,596
             Refunding, 5.00%, 1/15/39 ...................................................           15,000,000           12,073,950
       Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 .................................            5,000,000            4,378,700
       Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
          International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ..........            1,450,000            1,168,439
       Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
          12/01/18 .......................................................................            3,000,000            3,041,430


                    Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and
          Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ......................   $        5,000,000   $        5,449,100
       Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems
          Inc., Pre-Refunded, 5.25%, 10/01/29 ............................................            5,250,000            5,458,635
       Dare County COP,
             AMBAC Insured, 5.125%, 6/01/21 ..............................................              650,000              658,450
             AMBAC Insured, 5.00%, 6/01/23 ...............................................            3,000,000            2,978,610
             AMBAC Insured, 5.00%, 6/01/29 ...............................................            5,295,000            4,870,182
             FGIC Insured, 5.00%, 6/01/23 ................................................            2,655,000            2,516,621
       Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 .............            1,670,000            1,658,093
       Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ................................            1,250,000            1,219,838
       Gastonia Combined Utilities System Revenue,
             FSA Insured, 5.00%, 5/01/25 .................................................            1,000,000              992,220
             MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 .................................            1,000,000            1,065,990
       Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
             6/01/21 .....................................................................              390,000              424,020
             6/01/22 .....................................................................              350,000              380,531
       Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24            1,320,000            1,165,309
       Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp.
          Project,
             5.45%, 11/01/33 .............................................................            4,000,000            2,370,600
             Refunding, 6.45%, 11/01/29 ..................................................            3,900,000            2,784,405
       Harnett County COP, FSA Insured, 5.125%, 12/01/23 .................................            1,000,000            1,005,900
       Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
          3/01/21 ........................................................................            1,000,000            1,010,580
       High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ......           11,000,000           10,425,030
       Iredell County COP, Iredell County School Project, FSA Insured,
             5.125%, 6/01/27 .............................................................            4,000,000            3,872,320
             5.00%, 6/01/28 ..............................................................            1,000,000              947,520
       Johnston Memorial Hospital Authority Mortgage Revenue, FSA Insured, 5.25%, 10/01/36            7,000,000            5,976,530
       Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ...............            3,000,000            3,017,340
       Nash Health Care System Health Care Facilities Revenue, FSA Insured, 5.00%,
          11/01/30 .......................................................................            2,250,000            2,018,677
       New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
          12/01/22 .......................................................................            5,000,000            5,050,550
       North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
             Johnson and Wales University Project, Series A, XLCA Insured, 5.00%,
             4/01/33 .....................................................................            3,000,000            2,472,450
             Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24 .......................            1,000,000            1,025,080
       North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
             Refunding, Series A, 5.00%, 10/01/41 ........................................           17,000,000           15,762,060
             Refunding, Series B, 4.75%, 7/01/42 .........................................           10,000,000            8,304,900
             Series A, 5.00%, 10/01/39 ...................................................            5,815,000            5,401,437
             Series A, Pre-Refunded, 5.25%, 7/01/42 ......................................           10,000,000           11,012,900
       North Carolina Eastern Municipal Power Agency Power System Revenue,
             Refunding, Series A, 6.50%, 1/01/18 .........................................            3,000,000            3,290,580
             Refunding, Series A, 5.00%, 1/01/24 .........................................           10,000,000            8,804,600
             Refunding, Series A, 5.75%, 1/01/26 .........................................           10,000,000            9,440,400
             Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 ..........................           11,555,000            9,975,316
             Series D, 6.75%, 1/01/26 ....................................................            5,000,000            5,050,550
       North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 ................................              220,000              220,227
       North Carolina HFAR,
             Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33 ......................           10,000,000            8,296,000
             MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ...........            1,015,000              933,678


                    138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       North Carolina HFAR, (continued)
             MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 ......................   $        1,125,000   $        1,010,801
             MF, Refunding, Series J, 5.45%, 7/01/17 .....................................              260,000              246,982
             Refunding, Series F, 6.70%, 1/01/27 .........................................            1,240,000            1,088,150
             SF, Refunding, Series DD, 6.20%, 9/01/27 ....................................              645,000              583,744
             SF, Series JJ, 6.45%, 9/01/27 ...............................................            1,195,000            1,122,129
             SFR, Series RR, 5.85%, 9/01/28 ..............................................            1,230,000            1,061,035
       North Carolina Infrastructure Finance Corp. COP, Capital Improvement, Series A, FSA
          Insured, 5.00%, 5/01/22 ........................................................            6,595,000            6,712,523
       North Carolina Medical Care Commission Health Care Facilities Revenue,
             Refunding, FGIC Insured, 5.00%, 1/01/33 .....................................           12,805,000            9,326,522
             Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .........              630,000              611,951
             Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .........            1,220,000            1,035,743
(a)          University Health System, Refunding, Series D, 6.25%, 12/01/33 ..............           10,000,000            9,346,900
             WakeMed Project, Series 2001, AMBAC Insured, 5.00%, 10/01/32 ................            4,205,000            3,071,542
       North Carolina Medical Care Commission Health System Revenue,
             Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 ......            2,500,000            2,533,025
             Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36 .........            5,000,000            4,408,250
       North Carolina Medical Care Commission Hospital Revenue,
             Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ...................            1,360,000            1,416,386
             Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 .........            1,920,000            2,093,702
             Halifax Regional Medical Center Project, 5.00%, 8/15/24 .....................            1,800,000            1,283,742
             Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%,
                10/01/28 .................................................................            1,770,000            1,653,729
             Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ......            1,580,000            1,702,087
             Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 .......................            2,780,000            2,804,798
             Southeastern Regional Medical Center, 6.25%, 6/01/29 ........................            4,000,000            3,642,320
             Southeastern Regional Medical Center, 5.375%, 6/01/32 .......................            3,500,000            2,747,325
             Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ....            1,090,000              954,317
             Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 .........           10,825,000            9,420,889
       North Carolina Medical Care Commission Revenue,
             Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ........................            4,500,000            3,346,470
             Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 ......................            6,450,000            4,939,410
             Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ....................            7,110,000            5,493,826
             Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 ...............            9,680,000            8,475,614
             Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 ..................           25,970,000           18,788,516
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
          MBIA Insured,
             5.25%, 1/01/19 ..............................................................            5,000,000            5,023,450
             5.00%, 1/01/20 ..............................................................            2,000,000            1,922,580
             5.25%, 1/01/20 ..............................................................            1,500,000            1,494,945
       North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
          5.00%, 5/01/28 .................................................................            5,000,000            4,807,550
       North Carolina State COP, Western Carolina University Housing Project, AMBAC
          Insured, 5.00%, 6/01/33 ........................................................            1,500,000            1,372,260
       North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 .............            6,855,000            6,195,755
       Northern Hospital District of Surry County Health Care Facilities Revenue,
             6.00%, 10/01/28 .............................................................            1,000,000              800,970
             6.25%, 10/01/38 .............................................................            2,000,000            1,574,660


                   Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Oak Island Enterprise System Revenue, Series A, MBIA Insured, 5.00%, 6/01/33 ......   $        5,000,000   $        4,342,500
       Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial
          Hospital Project, MBIA Insured, 5.00%,
          4/01/31 ........................................................................            6,120,000            5,258,304
          10/01/34 .......................................................................            6,000,000            5,056,560
       Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A,
          MBIA Insured, 5.00%, 6/01/33 ...................................................            7,500,000            6,705,300
       Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ...............................            1,400,000            1,348,228
       Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured,
          Pre-Refunded, 6.00%, 7/01/24 ...................................................            5,745,000            5,967,159
       Pitt County COP, School Facilities Project,
          Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 ............................            1,670,000            1,766,526
          Series B, AMBAC Insured, 5.00%, 4/01/29 ........................................            2,500,000            2,267,550
          Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 ............................            1,000,000            1,061,080
       Raleigh Combined Enterprise System Revenue,
          5.00%, 3/01/31 .................................................................           10,360,000            9,890,796
          Series A, 5.00%, 3/01/36 .......................................................            6,000,000            5,610,480
       Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ..............            6,070,000            5,685,344
       Raleigh-Durham Airport Authority Airport Revenue, Series A,
          AMBAC Insured, 5.00%, 5/01/30 ..................................................           14,060,000           12,309,952
          FGIC Insured, 5.00%, 11/01/25 ..................................................            6,480,000            5,947,214
          FGIC Insured, 5.00%, 11/01/31 ..................................................            8,000,000            6,981,040
       Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ....................            5,500,000            5,683,260
       Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32 ...........................            9,380,000            8,437,873
       Union County COP, AMBAC Insured, 5.00%, 6/01/30 ...................................            5,000,000            4,628,950
       University of North Carolina at Ashville Revenue, General, Refunding, Series A,
          AMBAC Insured,
          5.00%, 6/01/27 .................................................................            1,200,000            1,155,144
       University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured,
          5.00%, 4/01/32 .................................................................            5,000,000            4,717,150
       University of North Carolina at Wilmington COP, Student Housing Project,
          Assured Guaranty, 5.00%, 6/01/32 ...............................................            5,000,000            4,529,700
          FGIC Insured, 5.00%, 6/01/26 ...................................................            1,655,000            1,483,641
          FGIC Insured, 5.00%, 6/01/27 ...................................................            1,740,000            1,545,433
          FGIC Insured, 5.00%, 6/01/29 ...................................................            1,915,000            1,671,508
          FGIC Insured, 5.00%, 6/01/37 ...................................................           11,350,000            9,447,740
       University of North Carolina Greensboro Revenue,
          Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26             2,040,000            2,177,945
          Series A, FSA Insured, 5.00%, 4/01/26 ..........................................            4,940,000            4,894,453
       University of North Carolina System Pool Revenue,
          AMBAC Insured, 5.00%, 4/01/29 ..................................................            2,500,000            2,395,175
          Series A, AMBAC Insured, 5.00%, 4/01/27 ........................................            1,430,000            1,376,733
          Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ..........................              670,000              730,501
          Series A, Assured Guaranty, 5.00%, 10/01/33 ....................................            5,000,000            4,575,150
          Series A, MBIA Insured, 5.00%, 10/01/33 ........................................            6,250,000            5,543,500
       University of North Carolina University Revenues,
          5.00%, 12/01/28 ................................................................            1,000,000              972,890
          General, Refunding, Series A, 5.00%, 12/01/34 ..................................           11,460,000           10,869,466
          Series A, 5.00%, 12/01/25 ......................................................            4,000,000            3,977,360
          University of North Carolina Chapel Hill, Refunding, 5.00%, 12/01/31 ...........            9,000,000            8,608,950


                   140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.
          Project, Refunding, 5.375%, 2/01/17 ............................................   $        8,000,000   $        7,949,840
       Western Carolina University Research and Development Corp. COP, Western Carolina
          University Student Housing, Assured Guaranty, 5.00%, 6/01/39 ...................            5,000,000            4,516,550
       Wilkes County COP,
          MBIA Insured, 5.00%, 6/01/31 ...................................................            4,295,000            3,809,579
          MBIA Insured, 5.00%, 6/01/36 ...................................................            6,085,000            5,256,649
          Public Improvements Project, FSA Insured, 5.375%, 12/01/20 .....................            1,000,000            1,023,130
       Wilmington COP,
          AMBAC Insured, 5.00%, 9/01/29 ..................................................            1,000,000              951,570
          Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .............................            5,310,000            4,881,217
          Series A, 5.00%, 6/01/33 .......................................................            6,000,000            5,403,660
          Series A, 5.00%, 6/01/38 .......................................................            7,625,000            6,729,215
       Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
          6/01/28 ........................................................................              700,000              653,604
          6/01/33 ........................................................................            1,000,000              900,610
       Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 .            8,565,000            8,059,751
       Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33 ...........            3,000,000            2,667,180
       Winston-Salem Water and Sewer System Revenue,
          Pre-Refunded, 5.125%, 6/01/20 ..................................................            2,500,000            2,718,075
          Refunding, Series A, 5.00%, 6/01/32 ............................................            7,590,000            7,178,850
                                                                                                                  ------------------
                                                                                                                         711,459,886
                                                                                                                  ------------------
       U.S. TERRITORIES 13.7%
       PUERTO RICO 13.4%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding,
          5.50%, 5/15/39 .................................................................            7,000,000            4,956,350
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A,
          6.00%, 7/01/38 .................................................................            2,100,000            1,840,125
       Puerto Rico Commonwealth GO,
          Public Improvement, FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................            4,805,000            5,190,457
          Public Improvement, Refunding, FSA Insured, 5.125%, 7/01/30 ....................            3,445,000            3,027,811
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ........................            5,000,000            4,205,150
          Public Improvement, Series A, 5.375%, 7/01/28 ..................................            4,925,000            4,211,121
          Public Improvement, Series A, 5.125%, 7/01/31 ..................................            3,265,000            2,698,490
          Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28 ....................            2,405,000            2,619,310
          Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ....................            1,000,000            1,082,850
          Series A, 5.00%, 7/01/26 .......................................................            8,050,000            6,514,382
          Series A, 5.25%, 7/01/37 .......................................................            5,000,000            3,911,200
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ..............................               85,000               68,901
          Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...............................            3,060,000            2,558,833
          Refunding, Series H, 5.00%, 7/01/35 ............................................            1,490,000            1,174,999
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................            5,000,000            5,442,400
          Series D, Pre-Refunded, 5.25%, 7/01/38 .........................................            3,000,000            3,252,750
          Series H, Pre-Refunded, 5.00%, 7/01/35 .........................................            2,790,000            3,092,436
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A,
          AMBAC Insured, 5.00%, 7/01/31 ..................................................            8,000,000            6,462,000


                   Quarterly Statements of Investments | 141

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Electric Power Authority Power Revenue,
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................   $        6,000,000   $        6,624,840
          Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ..........................            5,000,000            5,542,000
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................            3,000,000            3,369,000
          Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..........................            1,000,000            1,123,000
          Series TT, 5.00%, 7/01/32 ......................................................           10,100,000            7,802,755
          Series WW, 5.50%, 7/01/38 ......................................................            6,700,000            5,406,163
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            1,790,000            1,502,114
          Refunding, Series N, 5.00%, 7/01/32 ............................................           10,000,000            7,744,200
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            5,210,000            5,689,581
          Series I, 5.00%, 7/01/36 .......................................................            2,405,000            1,877,030
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 ...................................................            5,000,000            5,197,600
                                                                                                                  ------------------
                                                                                                                         114,187,848
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.3%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
          5.50%, 10/01/18 ................................................................            2,000,000            1,708,200
          5.625%, 10/01/25 ...............................................................            1,575,000            1,228,941
                                                                                                                  ------------------
                                                                                                                           2,937,141
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                               117,124,989
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $923,260,775) ...........                               828,584,875
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS (COST $20,100,000) 2.4%
       MUNICIPAL BONDS 2.4%
       NORTH CAROLINA 2.4%
(b)    North Carolina Medical Care Commission Health Care Facilities Revenue, Wake
          Forest University,
          Refunding, Series D, Daily VRDN and Put, 0.90%, 7/01/34 ........................           20,100,000           20,100,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $943,360,775) 99.3% .......................................                               848,684,875
       OTHER ASSETS, LESS LIABILITIES 0.7% ...............................................                                 5,588,445
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      854,273,320
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS 97.8%
       OHIO 95.8%
       Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
          Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 .......................   $        5,000,000   $        4,994,900
       Akron GO, Improvement, FGIC Insured, 5.00%,
          12/01/20 .......................................................................            2,150,000            2,159,417
          12/01/21 .......................................................................            2,255,000            2,242,214
          12/01/22 .......................................................................            1,185,000            1,160,482
       Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
          12/01/22 .......................................................................            2,460,000            2,397,196
          12/01/24 .......................................................................            3,200,000            3,021,056
          12/01/33 .......................................................................            8,005,000            7,047,202
       American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
          Refunding, Series A,
          Assured Guaranty, 5.25%, 2/15/33 ...............................................           30,000,000           27,900,600
          BHAC Insured, 5.00%, 2/15/38 ...................................................           22,000,000           19,898,340
       Anthony Wayne Local School District GO,
          Refunding, FSA Insured, 5.00%, 12/01/24 ........................................            3,200,000            3,148,096
          School Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
             5.65%, 12/01/21 .............................................................            1,845,000            1,998,301
          School Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
             5.70%, 12/01/25 .............................................................            2,335,000            2,531,303
          School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
             12/01/21 ....................................................................              645,000              665,272
       Athens City School District GO, School Facilities Construction and Improvement, FSA
          Insured,
          Pre-Refunded, 6.00%, 12/01/24 ..................................................            2,345,000            2,555,839
       Aurora City School District COP, MBIA Insured, Pre-Refunded,
          6.10%, 12/01/19 ................................................................            1,825,000            1,934,938
          6.15%, 12/01/24 ................................................................            1,670,000            1,771,419
       Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
          12/01/30 .......................................................................            7,715,000            7,570,344
       Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 ....            4,000,000            4,246,520
       Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
          10/01/26 .......................................................................            2,020,000            2,159,744
       Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded,
          5.25%,
          12/01/23 .......................................................................            1,000,000            1,119,390
          12/01/29 .......................................................................            2,295,000            2,569,000
       Bluffton Exempted Village School District GO, Library Construction Improvement,
          AMBAC Insured, 5.50%, 12/01/28 .................................................            1,190,000            1,285,117
       Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
          9/20/36 ........................................................................            2,940,000            2,442,111
       Brookfield Local School District GO, School Facilities Improvement, FSA Insured,
          5.25%,
          1/15/36 ........................................................................            1,300,000            1,265,108
       Brookville Local School District GO, FSA Insured, Pre-Refunded,
          5.25%, 12/01/22 ................................................................            1,075,000            1,203,344
          5.00%, 12/01/31 ................................................................            3,000,000            3,323,340
       Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
          Pre-Refunded, 5.50%, 12/01/25 ..................................................              750,000              802,140


                   Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Butler County GO,
          Judgement Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 ....................   $        4,000,000   $        4,382,720
          Limited Tax, Various Purpose, Refunding, FGIC Insured, 5.00%, 12/01/26 .........            2,130,000            2,051,680
       Butler County Transportation ID Revenue, Highway, XLCA Insured, 5.00%, 12/01/31 ...               40,000               37,227
       Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
          12/01/32 .......................................................................            1,455,000              319,664
          12/01/33 .......................................................................            2,000,000              410,120
       Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%,
          12/01/22 .......................................................................            1,555,000            1,608,321
       Chillicothe City School District GO, Capital Appreciation, Refunding, FGIC Insured,
          zero cpn.,
          12/01/22 .......................................................................            1,905,000              779,412
          12/01/23 .......................................................................            1,905,000              723,005
          12/01/24 .......................................................................            1,905,000              669,703
       Cincinnati City School District COP, School Improvement Project, Refunding, FSA
          Insured,
          5.00%,
          12/15/26 .......................................................................            7,310,000            7,016,211
          12/15/27 .......................................................................            7,000,000            6,669,390
       Cincinnati City School District GO,
          Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
             5.00%, 12/01/27 .............................................................            2,500,000            2,769,450
          School Improvement, FSA Insured, 5.00%, 12/01/22 ...............................            9,510,000            9,564,682
       Cincinnati Technical College Revenue, AMBAC Insured,
          5.25%, 10/01/23 ................................................................            2,510,000            2,497,023
          5.00%, 10/01/28 ................................................................            2,715,000            2,415,943
       Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ...            2,035,000            2,117,825
       Cleveland Airport System Revenue, Series C, FSA Insured, 5.00%, 1/01/26 ...........            9,500,000            8,779,900
       Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ..............            4,000,000            3,811,360
       Cleveland Public Power System Revenue,
          Capital Appreciation, Series B, MBIA Insured, zero cpn., 11/15/38 ..............           10,000,000            1,528,900
          Series B, MBIA Insured, 5.00%, 11/15/28 ........................................            2,000,000            1,815,520
          Series B, MBIA Insured, 5.00%, 11/15/38 ........................................           10,000,000            8,567,800
       Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 ..            1,000,000              979,250
       Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,
          1/01/22 ........................................................................            2,075,000            2,243,096
          1/01/23 ........................................................................            4,285,000            4,632,128
          1/01/25 ........................................................................            8,150,000            8,810,231
       Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue
          Housing Corp., Fenn Project, AMBAC Insured, 5.00%,
          8/01/25 ........................................................................            2,440,000            2,245,605
          8/01/28 ........................................................................            2,145,000            1,922,049
       Clyde-Green Springs Exempted Village School District GO, School Facilities
          Construction, Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ........            1,000,000              931,330
       Columbus City School District GO, Linden Elementary Construction, FSA Insured,
          Pre-Refunded, 5.00%, 12/01/28 ..................................................              900,000              974,817
       Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured,
          Pre-Refunded,
          5.30%, 12/01/19 ................................................................            1,500,000            1,546,665
       Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31 ..................            1,330,000            1,482,418


                   144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
--------------------------------------------                                                 ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC
          Insured, 5.00%,
          12/01/22 .......................................................................   $        1,000,000   $          973,500
          12/01/32 .......................................................................            3,000,000            2,657,220
       Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC
          Insured, Pre-Refunded,
          5.40%, 1/15/19 .................................................................            1,500,000            1,552,980
          5.50%, 1/15/30 .................................................................            1,760,000            1,823,237
       Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
          1/20/29 ........................................................................            1,000,000              837,900
       Cuyahoga County Utility System Revenue,
          AMBAC Insured, 5.125%, 2/15/28 .................................................            1,000,000              797,750
          Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..            2,945,000            2,944,529
       Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
          12/01/27 .......................................................................            1,020,000            1,020,908
       Dayton City School District GO, School Facilities Construction and Improvement,
          Series A, FGIC Insured,
          4.75%, 12/01/25 ................................................................            9,400,000            8,350,302
          5.00%, 12/01/29 ................................................................            8,275,000            7,538,525
       Deerfield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
          12/01/25 .......................................................................            1,000,000              941,310
       Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
          12/01/16 .......................................................................            4,635,000            3,181,788
       Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ....................            1,950,000            1,811,882
       Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ........            1,250,000            1,381,425
       Edgewood City School District GO, School Improvement, Refunding, FSA Insured,
          5.00%, 12/01/24 ................................................................            2,220,000            2,172,181
       Fairborn City School District GO, School Improvement, Refunding, FSA Insured,
          5.00%,
          12/01/23 .......................................................................            1,205,000            1,178,888
          12/01/24 .......................................................................            1,265,000            1,231,060
          12/01/25 .......................................................................            1,330,000            1,282,772
       Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ................................            1,600,000            1,619,232
       Fairless Local School District GO, Capital Appreciation, Various Purpose School
          Facilities,
          FSA Insured, 5.00%, 12/01/28 ...................................................            2,085,000            1,983,773
       Field Local School District GO, School Facilities Construction and Improvement,
          AMBAC Insured, 5.00%, 12/01/27 .................................................            1,290,000            1,229,164
       Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ................            1,980,000            1,994,038
       Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue
          Anticipation
          Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24 ...............................            7,255,000            7,091,037
       Franklin County Hospital Revenue,
          OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ............            5,250,000            4,698,802
          The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...            3,365,000            3,671,215
          The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...            4,265,000            4,653,115
          The Children's Hospital Project, Series C, FGIC Insured, 5.00%, 5/01/35 ........           10,000,000            8,666,500
       Franklin GO, MBIA Insured, 5.25%, 12/01/27 ........................................            1,500,000            1,473,465
       Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured,
          5.00%, 12/01/27 ................................................................            2,655,000            2,514,710


                   Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
          5.125%, 12/01/31 ...............................................................   $        1,000,000   $          986,040
       Graham Local School District GO, School Improvement, Refunding, MBIA Insured,
          5.00%, 12/01/33 ................................................................            6,055,000            5,369,574
       Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC
          Insured, 5.00%, 12/01/24 .......................................................            1,300,000            1,194,700
       Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
          MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 ...................................            1,750,000            1,901,795
       Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
          12/01/27 .......................................................................            1,205,000            1,156,475
          12/01/28 .......................................................................            1,265,000            1,203,584
          12/01/32 .......................................................................            2,675,000            2,457,416
       Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
          12/01/22 .......................................................................            1,475,000            1,616,703
          12/01/28 .......................................................................            2,620,000            2,871,703
       Greene County Sewer System Revenue, Governmental Enterprise, AMBAC Insured,
          Pre-Refunded, 5.625%, 12/01/25 .................................................            1,890,000            2,044,186
       Greene County Water System Revenue, Governmental Enterprise, MBIA Insured,
          Pre-Refunded, 5.25%, 12/01/21 ..................................................            5,400,000            5,930,280
       Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ......................            2,690,000            2,541,162
       Hamilton County Convention Facilities Authority Revenue,
          FGIC Insured, 5.00%, 12/01/28 ..................................................            5,400,000            4,868,316
          second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33 .......................            7,235,000            8,052,049
       Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital,
          Series J, FGIC Insured, 5.25%, 5/15/34 .........................................            5,000,000            3,742,100
       Hamilton County Sales Tax Revenue,
          Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32 .........................           10,000,000            8,857,400
          Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32 ............................            3,965,000            3,838,913
          Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32 ............................              245,000              227,397
          Refunding, Sub Series A, FSA Insured, 5.00%, 12/01/32 ..........................           35,080,000           31,071,759
          Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .........................           15,755,000           16,773,561
          Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 .........................              955,000            1,023,254
       Hamilton County Sewer System Revenue,
          Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .............            1,000,000            1,090,350
          Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%,
             12/01/30 ....................................................................            4,000,000            3,780,720
       Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
          11/01/18 .......................................................................            1,010,000            1,040,866
          11/01/19 .......................................................................            1,015,000            1,039,056
          11/01/20 .......................................................................            1,120,000            1,140,530
          11/01/21 .......................................................................            1,180,000            1,194,479
       Heath City School District GO, School Improvement, Series A, FGIC Insured,
          Pre-Refunded,
          5.60%, 12/01/21 ................................................................            1,000,000            1,070,450
          5.50%, 12/01/27 ................................................................            1,170,000            1,250,145
       Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
          5.00%,
          12/01/23 .......................................................................            3,680,000            3,985,918
          12/01/26 .......................................................................            3,675,000            3,980,503


                    146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Hilliard School District GO,
          Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
             12/01/19 ....................................................................   $        2,190,000   $        1,198,478
          Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
             12/01/20 ....................................................................            4,525,000            2,282,546
          School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ................            4,000,000            4,336,040
          School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ....................            3,010,000            2,984,234
       Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
          12/01/27 .......................................................................            3,205,000            3,015,296
          12/01/30 .......................................................................            2,250,000            2,037,510
       Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 .....................            6,720,000            5,884,973
       Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ..............            1,390,000            1,415,020
       Ironton City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/34 .........            5,130,000            4,624,131
       Jackson Center Local School District Shelby County GO, Facilities Construction and
          Improvement, MBIA Insured, 5.00%, 12/01/28 .....................................            1,175,000            1,126,261
       Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
          5 25%, 12/01/27 ................................................................            3,000,000            3,238,380
       Jackson Local School District GO, Stark and Summit Counties Local School District,
          FSA Insured, Pre-Refunded,
          5.50%, 12/01/20 ................................................................            4,000,000            4,282,160
          5.625%, 12/01/25 ...............................................................            3,500,000            3,755,395
       Jonathan Alder Local School District GO, School Facilities Construction and
          Improvement, MBIA Insured, Pre-Refunded,
          4.75%, 12/01/22 ................................................................            1,105,000            1,200,704
          5.00%, 12/01/27 ................................................................            6,195,000            6,790,154
          5.00%, 12/01/30 ................................................................            3,320,000            3,638,952
       Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
          12/01/24 .......................................................................            2,380,000            2,341,396
          12/01/25 .......................................................................            2,500,000            2,438,525
       Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded,
          5.00%,
          12/01/28 .......................................................................            2,970,000            3,305,402
          12/01/31 .......................................................................            2,595,000            2,888,053
       Keystone Local School District Lorain County GO, School Improvement, FSA Insured,
          5.00%, 12/01/30 ................................................................            6,170,000            5,831,761
       Kings Local School District GO, School Improvement, MBIA Insured, 5.00%,
          12/01/33 .......................................................................           10,000,000            8,907,100
       Lake Local School District Wood County GO, MBIA Insured, Pre-Refunded,
          5.30%, 12/01/21 ................................................................            1,575,000            1,734,359
          5.375%, 12/01/25 ...............................................................            1,900,000            2,096,346
       Lakewood City School District GO,
          FGIC Insured, 5.00%, 12/01/30 ..................................................            9,170,000            8,423,012
          FGIC Insured, 4.50%, 12/01/34 ..................................................            6,000,000            4,906,740
          School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31 ................           21,900,000           24,601,803
          School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31 ....................            2,220,000            1,905,781
       Lakota Local School District GO,
          FSA Insured, 5.00%, 12/01/29 ...................................................            5,000,000            4,774,800
          Refunding, Series A, FGIC Insured, 5.25%, 12/01/26 .............................            2,000,000            2,016,260


                    Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33    $        4,000,000   $        3,410,800
       Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 .......            6,250,000            6,769,562
       Licking County Joint Vocational School District GO, School Facilities Construction
          and Improvement, MBIA Insured,
          5.00%, 12/01/21 ................................................................            2,200,000            2,215,026
          4.75%, 12/01/23 ................................................................            2,230,000            2,126,394
       Licking Heights Local School District GO, School Facilities Construction and
          Improvement,
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .............................            2,085,000            1,978,352
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 .............................            2,215,000            2,076,762
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 .............................            2,345,000            2,177,497
          Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .........................            4,000,000            4,287,800
       Little Miami Local School District GO,
          Refunding, FSA Insured, 4.50%, 12/01/34 ........................................           20,255,000           16,514,509
          School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 .................            4,000,000            4,465,480
       Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
          Pre-Refunded, 5.00%,
          12/01/22 .......................................................................            1,200,000            1,299,756
          12/01/29 .......................................................................            1,000,000            1,083,130
       London City School District GO, School Facilities Construction and Improvement,
          FGIC Insured, Pre-Refunded, 5.00%,
          12/01/22 .......................................................................              700,000              755,020
          12/01/29 .......................................................................            1,500,000            1,617,900
       Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 .........            1,640,000            1,669,077
       Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
          AMBAC Insured, 5.50%, 9/01/29 ..................................................            6,250,000            5,818,312
       Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
          Series B, MBIA Insured, 5.50%, 9/01/27 .........................................            5,000,000            4,609,500
          Series C-1, FSA Insured, 5.00%, 4/01/33 ........................................           19,410,000           17,101,569
       Lorain GO, Urban Renewal, MBIA Insured, Pre-Refunded, 5.70%, 12/01/28 .............            1,050,000            1,126,020
       Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 .................            3,500,000            3,207,820
       Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
          12/01/24 .......................................................................            4,000,000            4,197,520
       Lucas County GO, 8.00%,
          12/01/08 .......................................................................              110,000              110,000
          12/01/09 .......................................................................              120,000              127,645
          12/01/10 .......................................................................              220,000              243,126
       Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
          MBIA Insured, ETM, 5.75%, 11/15/14 .............................................            4,460,000            4,461,204
          Refunding, AMBAC Insured, 5.375%, 11/15/29 .....................................              750,000              577,118
          Refunding, MBIA Insured, 5.75%, 11/15/14 .......................................              300,000              300,081
       Mad River Local School District GO, Classroom Facilities, FGIC Insured,
          Pre-Refunded,
          5.125%, 12/01/24 ...............................................................            4,180,000            4,518,580
       Madison Local School District Butler County GO,
          MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ....................................            1,000,000            1,054,730
          School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 ................            1,120,000            1,200,528
       Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured,
          ETM, 5.50%, 10/15/25 ...........................................................            4,750,000            4,889,697
       Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 .............            1,905,000            1,957,121


                    148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Marion County City School District GO, School Facilities Construction and
          Improvement Project, FSA Insured, Pre-Refunded,
          5.55%, 12/01/20 ................................................................   $        1,000,000   $        1,081,140
          5.625%, 12/01/22 ...............................................................            1,100,000            1,190,871
       Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 ....................            1,500,000            1,636,365
       Martins Ferry City School District GO, School Facilities Construction and
          Improvement, FSA Insured, 5.00%, 12/01/32 ......................................            3,610,000            3,412,389
       Marysville Exempted Village School District COP, School Facilities Project, MBIA
          Insured, Pre-Refunded, 5.25%,
          12/01/28 .......................................................................            2,120,000            2,395,579
          12/01/30 .......................................................................            2,650,000            2,994,473
       Marysville Exempted Village School District GO,
          Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 .............            1,000,000              524,690
          Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 .............            1,000,000              487,880
          FSA Insured, Pre-Refunded, 5.30%, 12/01/21 .....................................            2,000,000            2,152,540
          FSA Insured, Pre-Refunded, 5.35%, 12/01/25 .....................................            2,010,000            2,165,273
          FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ....................................            2,465,000            2,656,604
          Refunding, MBIA Insured, 5.00%, 12/01/29 .......................................            1,000,000              914,140
          School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ...............            2,890,000            3,143,886
          School Improvement, Refunding, FSA Insured, 5.00%, 12/01/29 ....................            5,500,000            5,088,325
       Marysville Wastewater Treatment System Revenue,
          Assured Guaranty, 4.25%, 12/01/27 ..............................................            1,170,000              959,973
          Assured Guaranty, 4.75%, 12/01/47 ..............................................            4,000,000            3,142,160
          first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 ....................            4,780,000            5,353,552
          Refunding, Assured Guaranty, 4.75%, 12/01/46 ...................................           14,205,000           11,277,776
       Marysville Water System Mortgage Revenue, AMBAC Insured,
          5.00%, 12/01/32 ................................................................            1,250,000            1,107,175
          4.50%, 12/01/38 ................................................................            2,500,000            1,963,200
       Mason City School District GO, School Improvement, FSA Insured, Pre-Refunded,
          5.00%, 12/01/31 ................................................................            5,000,000            5,564,650
       Maumee City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/27 ...................................................            3,610,000            3,527,764
       Medina GO, 5.00%, 12/01/22 ........................................................            1,100,000            1,127,577
       Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%,
          12/01/31 .......................................................................            5,725,000            5,539,510
       Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
          12/01/22 .......................................................................            1,675,000            1,668,317
       Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31 ...           14,975,000           16,224,514
       Milford Exempted Village School District GO, School Improvement, FSA Insured,
          Pre-Refunded,
          5.00%, 12/01/22 ................................................................            2,000,000            2,166,260
          5.125%, 12/01/30 ...............................................................            7,325,000            7,960,370
       Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded,
          5.30%, 12/01/29 ................................................................            1,300,000            1,439,646
       Minster School District School Facilities and Construction GO, FSA Insured,
          Pre-Refunded,
          5.70%, 12/01/23 ................................................................            3,190,000            3,458,183
          5.75%, 12/01/27 ................................................................            3,260,000            3,537,230


                    Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Monroe Local School District GO,
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ...................................   $        1,000,000   $        1,094,080
          School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 ..................            5,115,000            4,255,015
       Montgomery County Revenue, Catholic Health, Series C-1, FSA Insured, 5.00%,
          10/01/41 .......................................................................           10,000,000            7,100,700
       Morley Library District GO, Lake County District Library, Library Improvement,
          AMBAC Insured, 4.75%, 12/01/21 .................................................            1,000,000              967,040
       Mount Healthy City School District GO, School Improvement, FSA Insured, 5.00%,
          12/01/31 .......................................................................            1,880,000            1,724,336
          12/01/35 .......................................................................            2,500,000            2,247,175
       New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
          AMBAC Insured,
          5.125%, 10/01/21 ...............................................................            3,000,000            2,797,770
          5.20%, 10/01/24 ................................................................            5,000,000            4,484,300
       New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA
          Insured, 5.85%, 1/01/21 ........................................................              765,000              692,034
       Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
          12/01/33 .......................................................................            5,000,000            4,338,300
       Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
          Pre-Refunded, 5.45%, 12/01/25 ..................................................            3,035,000            3,275,372
       Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 .........              485,000              481,620
       Ohio Center Local Government Capital Asset Financing Program Fractionalized
          Interests GO, FSA Insured,
          4.875%, 12/01/18 ...............................................................            1,255,000            1,293,378
          5.25%, 12/01/23 ................................................................            1,410,000            1,434,746
       Ohio HFA, MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%,
          5/01/32 ........................................................................            2,035,000            1,644,748
       Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27 ..............            5,545,000            5,363,678
       Ohio State Air Quality Development Authority Revenue,
          JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ........................            6,875,000            6,106,512
          Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .............            9,075,000            8,499,373
          Pollution Control, Dayton Power and Light Company, Refunding, Series B, BHAC
             Insured, 4.80%, 1/01/34 .....................................................           28,270,000           23,795,990
       Ohio State Building Authority Revenue, State Facilities,
          Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
             4/01/22 .....................................................................            3,100,000            3,117,701
          Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ........................            5,390,000            5,389,623
       Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA
          Insured, 6.50%, 4/15/12 ........................................................              600,000              601,638
       Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ..........................            5,000,000            4,814,500
       Ohio State Higher Educational Facility Commission Revenue,
          FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 .....................................            8,460,000            9,124,956
          Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded,
             5.00%, 10/01/26 .............................................................            8,000,000            8,342,400
          Higher Educational Facility, Xavier University Project, CIFG Insured,
             Pre-Refunded, 5.00%, 5/01/23 ................................................            3,385,000            3,661,013
          Higher Educational Facility, Xavier University Project, CIFG Insured,
             Pre-Refunded, 5.00%, 5/01/24 ................................................            2,000,000            2,163,080


                    150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT          VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Ohio State Higher Educational Facility Commission Revenue, (continued)
          University Hospital, BHAC Insured, 4.75%, 1/15/36 ..............................   $       10,000,000   $        8,347,200
          University Hospital, BHAC Insured, 4.75%, 1/15/46 ..............................           15,000,000           11,909,850
          University Hospital, BHAC Insured, 5.25%, 1/15/46 ..............................           13,500,000           12,108,960
          University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ....................            8,500,000            7,329,380
       Ohio State Higher Educational Facility Revenue,
          Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%,
             12/01/44 ....................................................................           10,000,000            8,657,100
          Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%,
             12/01/34 ....................................................................            4,935,000            4,415,196
          Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 .......................            2,205,000            1,977,091
          Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 .......................            3,225,000            2,692,198
       Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ....           16,425,000           16,211,639
       Ohio State University General Receipts Athens Revenue,
          FSA Insured, Pre-Refunded, 5.00%, 12/01/24 .....................................            3,025,000            3,144,427
          MBIA Insured, 5.00%, 12/01/24 ..................................................            2,155,000            2,074,597
       Ohio State University General Receipts Revenue,
          Series A, 5.125%, 12/01/31 .....................................................            2,500,000            2,400,525
          State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..................            5,255,000            4,890,356
       Ohio State Water Development Authority Revenue,
          Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ....................            2,255,000            2,471,638
          Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ......................              440,000              445,865
       Olentangy Local School District GO,
          BIG Insured, 7.75%, 12/01/08 ...................................................              375,000              375,000
          BIG Insured, 7.75%, 12/01/09 ...................................................              375,000              398,588
          BIG Insured, 7.75%, 12/01/10 ...................................................              375,000              414,154
          FSA Insured, 5.00%, 12/01/25 ...................................................               45,000               44,796
          FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .....................................            1,790,000            1,953,910
          FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .....................................            3,910,000            4,268,039
          FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .....................................            1,745,000            1,949,130
          Refunding, FSA Insured, 5.00%, 12/01/30 ........................................               90,000               86,630
          Refunding, Series A, FSA Insured, 4.50%, 12/01/32 ..............................           11,300,000            9,573,699
          School Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
             5.625%, 12/01/27 ............................................................            4,500,000            4,828,365
          School Facilities Construction and Improvement, Refunding, Assured Guaranty,
             5.00%, 12/01/36 .............................................................            7,505,000            6,807,335
          School Facilities Construction and Improvement, Series A, FGIC Insured,
             Pre-Refunded, 5.25%, 12/01/32 ...............................................           11,200,000           12,576,256
       Ottawa and Glandorf Local School District GO, School Facilities Construction and
          Improvement, MBIA Insured, Pre-Refunded, 5.25%, 12/01/23 .......................            2,175,000            2,400,156
       Perrysburg Exempted Village School District GO,
          Refunding, FSA Insured, Series B, 5.00%, 12/01/25 ..............................            2,235,000            2,345,364
          Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ...........................            2,765,000            2,901,536
       Pickerington Local School District GO,
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ...................................            7,000,000            7,345,660
          School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded,
             5.00%, 12/01/28 .............................................................            3,000,000            3,249,390
       Plain Local School District GO, FGIC Insured,
          6.00%, 12/01/25 ................................................................              800,000              820,616
          Pre-Refunded, 6.00%, 12/01/25 ..................................................            3,700,000            4,065,967


                    Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
          12/01/28 .......................................................................   $        2,515,000   $        2,295,390
       Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
          12/01/25 .......................................................................            1,700,000            1,883,226
          12/01/26 .......................................................................            2,725,000            3,018,700
          12/01/30 .......................................................................            2,260,000            2,503,583
       Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 ..            1,710,000            1,595,345
       Reynoldsburg City School District GO, School Facilities Construction, FSA Insured,
          5.00%, 12/01/32 ................................................................            3,000,000            2,797,680
       Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
          Pre-Refunded, 6.00%, 12/01/24 ..................................................            1,730,000            1,885,544
       Rittman Exempted Village School District GO, School Improvement, FSA Insured,
          Pre-Refunded, 5.125%, 12/01/31 .................................................            1,000,000            1,095,740
       Riverside Local School District GO, School Facilities Construction and Improvement,
          MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 ....................................            1,000,000            1,084,010
       Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured
          Guaranty, 5.25%, 12/01/38 ......................................................           10,000,000            7,442,100
       Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
          Pre-Refunded, 5.875%, 10/01/24 .................................................            3,100,000            3,252,303
       Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
          5.00%, 12/01/21 ................................................................            1,225,000            1,235,217
          5.25%, 12/01/26 ................................................................              725,000              725,943
       Shawnee State University Revenue, MBIA Insured, 5.00%, 6/01/28 ....................            5,780,000            5,216,623
       Sidney City School District GO, School Improvement,
          FGIC Insured, Pre-Refunded, 5.125%, 12/01/28 ...................................            1,425,000            1,568,640
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23 ..........................            1,780,000            1,957,537
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ..........................            1,000,000            1,099,740
       Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%, 6/01/27 ...........            1,095,000              995,804
       St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
          12/01/22 .......................................................................            1,515,000            1,643,836
       St. Mary's City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/35 ...................................................            3,500,000            3,146,465
       Steubenville City School District GO, School Facilities and Implementation, MBIA
          Insured, 5.60%, 12/01/22 .......................................................            1,500,000            1,545,150
       Streetsboro City School District GO, School Improvement, MBIA Insured,
          Pre-Refunded, 5.00%, 12/01/25 ..................................................            2,500,000            2,700,275
       Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 ..............            2,355,000            2,265,557
       Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ......            1,950,000            2,004,600
       Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
          5.25%, 12/01/21 ................................................................            4,505,000            4,947,391
       Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
          5.25%, 12/01/25 ................................................................            1,895,000            2,075,290
       Sycamore Community City School District COP, Blue Ash Elementary School Project,
          AMBAC Insured, 5.125%, 12/01/25 ................................................            1,000,000            1,005,090
       Sylvania City School District GO,
          Refunding, FGIC Insured, 5.00%, 12/01/22 .......................................            1,550,000            1,548,450
          Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ...................            2,225,000            2,450,126
       Toledo City School District GO, School Facilities Improvement,
          FSA Insured, 5.00%, 12/01/23 ...................................................            1,500,000            1,478,220
          Series B, FGIC Insured, 5.00%, 12/01/27 ........................................            1,925,000            1,739,353


                   152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
          11/15/22 .......................................................................   $        1,000,000   $          983,220
          11/15/23 .......................................................................            1,000,000              968,260
       Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC
          Insured, 5.25%, 12/01/26 .......................................................            1,500,000            1,452,510
       Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ..........................            6,425,000            5,777,553
       Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ..........            2,750,000            2,674,925
       Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29 ..            8,530,000            9,337,194
       Trotwood-Madison City School District GO, School Improvement, FGIC Insured,
          Pre-Refunded, 5.375%, 12/01/22 .................................................            1,685,000            1,867,384
       Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ......................            1,475,000            1,505,518
       Twinsburg GO,
          Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ..........................            1,000,000              994,330
          Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ......................            1,000,000              994,330
       Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 ......................            2,895,000            3,207,023
       University of Akron General Receipts Revenue,
          FGIC Insured, 4.75%, 1/01/25 ...................................................            1,080,000              938,660
          FGIC Insured, 5.00%, 1/01/28 ...................................................            1,475,000            1,297,602
          FGIC Insured, 5.00%, 1/01/35 ...................................................            5,250,000            4,390,732
          FGIC Insured, Pre-Refunded, 5.70%, 1/01/24 .....................................            7,050,000            7,450,369
          FGIC Insured, Pre-Refunded, 5.75%, 1/01/29 .....................................            1,500,000            1,585,980
          Series A, FSA Insured, 5.00%, 1/01/33 ..........................................            6,030,000            5,394,378
          Series B, FSA Insured, 5.00%, 1/01/38 ..........................................           21,760,000           19,551,360
       University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured,
          5.125%, 6/01/28 ................................................................            7,400,000            6,502,306
       University of Cincinnati General Receipts Revenue,
          AMBAC Insured, 5.00%, 6/01/31 ..................................................            1,350,000            1,243,499
          Refunding, Series G, MBIA Insured, 5.00%, 6/01/28 ..............................            8,575,000            7,739,195
          Series A, AMBAC Insured, 5.00%, 6/01/23 ........................................            1,845,000            1,787,676
          Series A, AMBAC Insured, 5.00%, 6/01/24 ........................................            1,940,000            1,888,997
          Series A, AMBAC Insured, 5.00%, 6/01/25 ........................................            2,005,000            1,935,126
          Series C, FSA Insured, 5.00%, 6/01/31 ..........................................           10,000,000            9,112,800
          Series G, MBIA Insured, 5.00%, 6/01/29 .........................................            3,410,000            3,050,040
       University of Toledo General Receipts Bonds Revenue, Series A, AMBAC Insured,
          4.50%, 6/01/30 .................................................................           10,000,000            8,256,800
       Upper Scioto Valley Local School District GO, School Facilities Construction and
          Improvement, FGIC Insured, 5.25%, 12/01/25 .....................................            1,160,000            1,165,870
       Van Wert City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
          5.00%,
          12/01/27 .......................................................................            4,805,000            5,237,930
          12/01/30 .......................................................................            2,500,000            2,725,250
       Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ....            1,200,000            1,285,344
       Warren City School District GO, School Improvement, FGIC Insured, 5.00%,
          12/01/28 .......................................................................            3,000,000            2,814,690
       Warrensville Heights City School District GO, School Improvement, FGIC Insured,
          Pre-Refunded,
          5.625%, 12/01/20 ...............................................................            3,500,000            3,753,330
          5.75%, 12/01/24 ................................................................            2,750,000            2,955,700
       Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ...........................            1,085,000            1,085,000
       West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ..........................            1,500,000            1,471,395


                   Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
          12/01/24 .......................................................................   $        2,750,000   $        2,579,940
       Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27 .....            3,820,000            3,569,599
       Westfall Local School District GO, School Facilities Construction and Improvement,
          FGIC Insured, Pre-Refunded, 6.00%, 12/01/22 ....................................            2,850,000            3,013,561
       Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
          12/01/32 .......................................................................            1,400,000            1,323,364
       Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ......              240,000              240,000
       Zanesville City School District GO, School Improvement, MBIA Insured,
          4.75%, 12/01/22 ................................................................            5,500,000            5,193,320
          4.75%, 12/01/26 ................................................................            3,250,000            2,931,792
          5.05%, 12/01/29 ................................................................            3,500,000            3,262,280
                                                                                                                  ------------------
                                                                                                                       1,259,072,741
                                                                                                                  ------------------
       U.S. TERRITORIES 2.0%
       PUERTO RICO 2.0%
       Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/32 ...................................................           10,000,000           10,972,600
       Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V,
          FGIC Insured, 5.25%, 7/01/30 ...................................................            5,000,000            4,254,850
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ........           11,000,000           10,734,240
                                                                                                                  ------------------
                                                                                                                          25,961,690
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,335,231,143) ..........................................................                             1,285,034,431
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS 0.2%
       MUNICIPAL BONDS 0.2%
       OHIO 0.2%
   (a) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN
          and Put, 0.90%, 10/01/31 .......................................................              300,000              300,000
   (a) Cuyahoga County Revenue, Cleveland Clinic, Series B, Sub Series B-1, Daily VRDN
          and Put, 0.80%, 1/01/39 ........................................................            2,200,000            2,200,000
                                                                                                                  ------------------
       TOTAL SHORT TERM INVESTMENTS (COST $2,500,000) ....................................                                 2,500,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $1,337,731,143) 98.0% .....................................                             1,287,534,431
       OTHER ASSETS, LESS LIABILITIES 2.0% ...............................................                                26,867,299
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $    1,314,401,730
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                   154 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS 97.6%
       OREGON 78.6%
       Albany Water Revenue, Refunding, FGIC Insured, 5.00%, 8/01/33 .....................   $        5,990,000   $        5,195,846
       Beaverton School District GO, FSA Insured, 4.125%, 6/01/26 ........................            1,315,000            1,133,846
       Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 .................            1,550,000            1,643,961
       Benton and Linn Counties Corvallis School District No. 509J, FSA Insured,
          Pre-Refunded, 5.00%, 6/01/22 ...................................................            5,000,000            5,510,350
       Benton County Hospital Facilities Authority Revenue, Samaritan Health Services
          Project, Refunding,
          5.20%, 10/01/17 ................................................................            4,000,000            3,722,600
          5.125%, 10/01/28 ...............................................................            4,500,000            3,537,675
       Chemeketa Community College District GO, 5.00%,
          6/15/25 ........................................................................            1,500,000            1,486,650
          6/15/26 ........................................................................            2,615,000            2,558,202
       Clackamas County Canby School District No. 86 GO,
          5.25%, 6/15/20 .................................................................            3,000,000            3,163,770
          FSA Insured, 5.00%, 6/15/23 ....................................................            1,000,000              995,890
          FSA Insured, 5.00%, 6/15/25 ....................................................            1,000,000              979,060
       Clackamas County Hospital Facility Authority Revenue,
          Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 .....................            2,125,000            1,659,412
          Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 .....................            1,000,000              717,320
          Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ..............................            2,500,000            2,555,275
          Willamette Falls Hospital Project, 6.00%, 4/01/19 ..............................            1,000,000              865,500
          Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 .......................              500,000              489,455
          Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 .......................            1,500,000            1,311,090
       Clackamas County School District No. 7J Lake Oswego GO,
          MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .....................................            5,000,000            5,367,000
          Refunding, FSA Insured, 5.25%, 6/01/25 .........................................            3,075,000            3,136,346
       Clackamas County School District No. 12 North Clackamas GO, Series A, FSA Insured,
          4.75%, 6/15/31 .................................................................            7,385,000            6,516,229
       Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
          6/15/25 ........................................................................            5,000,000            5,379,000
       Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 ...........            1,000,000              805,130
       Columbia Gorge Community College District GO, MBIA Insured, 5.00%, 6/15/22 ........            1,000,000              976,920
       Coos County School District No. 13 GO, FSA Insured,
          5.00%, 6/15/22 .................................................................               55,000               55,246
          Pre-Refunded, 5.00%, 6/15/22 ...................................................            2,465,000            2,693,111
       Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
          12/15/20 .......................................................................            2,750,000            2,940,850
       Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC
          Insured, 5.00%, 6/15/21 ........................................................            1,000,000            1,001,420
       Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
          Pre-Refunded, 5.125%, 6/15/21 ..................................................            3,500,000            3,776,045
       Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade
          Healthcare, Series B, AMBAC Insured, 5.375%, 1/01/35 ...........................            7,000,000            5,971,630
       Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
          11/01/21 .......................................................................            1,000,000            1,005,530
       Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33 ........................           10,060,000            9,066,575
       Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 ............            1,190,000            1,284,307
       High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ..........            1,010,000              896,506


                   Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 .......................................   $        5,360,000   $        5,032,986
       Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
          Radian Insured, 5.375%,
          10/01/26 .......................................................................            2,000,000            1,730,420
          10/01/31 .......................................................................            2,000,000            1,659,680
       Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
          12/01/27 .......................................................................            1,000,000              804,380
          12/01/32 .......................................................................            1,000,000              771,440
          12/01/37 .......................................................................            1,475,000            1,103,197
       Jackson County School District No. 4 GO, FSA Insured,
          5.00%, 6/15/20 .................................................................            1,450,000            1,464,384
          Pre-Refunded, 5.00%, 6/15/20 ...................................................              550,000              591,690
       Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured,
          4.75%, 6/15/20 .................................................................            2,005,000            2,018,534
       Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
          6/15/20 ........................................................................            1,680,000            1,807,344
          6/15/21 ........................................................................            1,500,000            1,613,700
       Jackson County School District No. 549C Medford GO,
          5.00%, 6/15/33 .................................................................            3,225,000            2,969,419
          Series B, FSA Insured, 5.00%, 12/15/32 .........................................            5,765,000            5,319,250
       Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31 ............            3,500,000            3,025,085
       Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center
          Project,
          Pre-Refunded, 6.25%, 9/01/31 ...................................................            3,290,000            3,750,600
          Refunding, 6.25%, 9/01/31 ......................................................            1,960,000            1,570,215
          Refunding, Assured Guaranty, 5.00%, 9/01/36 ....................................            5,000,000            4,285,200
       Lane and Douglas Counties School District No. 45J3 GO, South Lane District,
          Refunding, FSA Insured, 4.75%, 6/15/25 .........................................            3,510,000            3,377,603
       Lane County Metropolitan Wastewater Management Commission Revenue,
          5.25%, 11/01/28 ................................................................            5,000,000            4,808,700
          FGIC Insured, 4.75%, 11/01/26 ..................................................            1,615,000            1,428,435
       Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
          6/15/27 ........................................................................            5,580,000            1,745,536
          6/15/28 ........................................................................            2,000,000              584,340
          6/15/29 ........................................................................            1,925,000              523,985
       Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%,
          6/15/20 ........................................................................            5,700,000            5,784,588
       Lebanon GO, AMBAC Insured, 5.00%,
          6/01/25 ........................................................................            1,635,000            1,534,366
          6/01/27 ........................................................................            1,675,000            1,543,596
       Linn County Community School District No. 9 GO,
          Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ............................            1,155,000            1,292,988
          Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ............................            9,495,000           10,649,497
          MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ....................................            5,000,000            5,282,400
       Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded,
          5.00%, 6/15/29 .................................................................            1,000,000            1,075,800
       Medford Hospital Facilities Authority Revenue, Asante Health System, Refunding,
          Series A, MBIA Insured, 5.00%,
          8/15/18 ........................................................................            2,570,000            2,494,853
          8/15/24 ........................................................................            1,715,000            1,635,870


                   156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Multnomah County Educational Facilities Revenue, University of Portland Project,
          Pre-Refunded, 6.00%, 4/01/25 ...................................................   $        2,000,000   $        2,112,920
       Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured,
          5.00%, 6/01/35 .................................................................            3,220,000            2,874,526
       Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC
          Insured, Pre-Refunded, 5.00%, 6/15/21 ..........................................            5,000,000            5,379,000
       Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital
          Appreciation, AMBAC Insured, zero cpn., 6/01/16 ................................            2,260,000            1,639,381
       Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam
          Fishway Project, 5.20%, 12/01/24 ...............................................            5,000,000            4,951,800
       Oak Lodge Water District GO, AMBAC Insured,
          7.40%, 12/01/08 ................................................................              215,000              215,000
          7.50%, 12/01/09 ................................................................              215,000              220,930
       Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ..........            3,745,000            3,628,381
       Oregon Health and Science University Revenue,
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 ....           11,480,000            5,598,222
          Series A, MBIA Insured, 5.00%, 7/01/32 .........................................           24,750,000           18,597,397
       Oregon State Department of Administrative Services COP,
          FSA Insured, 4.625%, 5/01/30 ...................................................            7,795,000            7,018,696
          Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .............................           10,000,000            9,988,900
          Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .............................            7,500,000            7,388,250
          Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ...............................            1,805,000            1,830,541
          Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..........................            2,000,000            2,140,940
          Series A, FSA Insured, 5.00%, 5/01/23 ..........................................            2,695,000            2,692,143
          Series A, FSA Insured, 5.00%, 5/01/30 ..........................................           13,205,000           12,603,248
          Series B, FGIC Insured, 5.00%, 11/01/30 ........................................           19,100,000           17,620,514
       Oregon State Department of Administrative Services Lottery Revenue, Oregon
          Administration, Lottery, Series A, FSA Insured, 5.00%,
          4/01/25 ........................................................................            5,000,000            4,928,350
          4/01/27 ........................................................................            2,000,000            1,946,040
       Oregon State Department of Transportation Highway User Tax Revenue,
          Refunding, Series A, 5.00%, 11/15/25 ...........................................            1,295,000            1,280,379
          Refunding, Series A, 5.00%, 11/15/29 ...........................................            3,330,000            3,200,330
          senior lien, Series A, 4.50%, 11/15/32 .........................................           20,000,000           16,931,000
          Series A, 5.00%, 11/15/28 ......................................................           15,000,000           14,503,350
          Series A, 5.00%, 11/15/31 ......................................................           15,540,000           14,766,419
          Series A, Pre-Refunded, 5.125%, 11/15/23 .......................................            5,000,000            5,498,600
   (a) Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 .....            7,910,000            5,049,032
       Oregon State Facilities Authority Revenue,
          Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%,
             7/01/35 .....................................................................            3,660,000            2,377,097
          University of Portland Projects, Series A, 5.00%, 4/01/32 ......................            6,545,000            4,869,414
          Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%,
             10/01/35 ....................................................................            5,210,000            4,394,583
       Oregon State GO,
          Alternative Energy Project, Series B, 6.00%, 10/01/26 ..........................            1,680,000            1,771,678
          Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 .........................              910,000              843,151
          Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 .........................              455,000              402,370
          Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 ........................            1,435,000            1,144,456
          Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 .........................            3,205,000            2,131,742


                   Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Oregon State GO, (continued)
          Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 .........................   $        1,410,000   $        1,299,682
          Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 .........................            2,015,000            1,766,893
          Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 .........................              335,000              335,301
          State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ...........            1,705,000            1,626,775
          State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38 ...........            1,500,000            1,369,530
          State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ...........            7,745,000            7,417,309
          State Board of Higher Education, Series A, 5.00%, 8/01/31 ......................            1,695,000            1,615,369
          State Board of Higher Education, Series A, 5.00%, 8/01/36 ......................            2,715,000            2,537,602
          State Board of Higher Education, Series A, 5.00%, 8/01/37 ......................            5,555,000            5,116,377
          State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ........            8,000,000            8,318,480
          State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 ........            2,000,000            2,145,520
          State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 ........            6,000,000            6,690,000
          State Board of Higher Education, Series C, 5.00%, 8/01/37 ......................            1,115,000            1,026,960
          Veteran's Welfare, Series 77, 5.30%, 10/01/29 ..................................            1,480,000            1,310,140
          Veteran's Welfare, Series A, 5.70%, 10/01/32 ...................................            2,190,000            2,143,287
       Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
          Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ....................................            5,500,000            5,157,790
          Reed College Project, Series A, 5.75%, 7/01/32 .................................           10,735,000           10,839,129
       Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
          7/01/31 ........................................................................            5,000,000            4,263,450
       Oregon State Housing and Community Services Department Mortgage Revenue,
          SFM Program, Series A, 6.35%, 7/01/14 ..........................................              395,000              395,470
          SFM Program, Series A, 6.40%, 7/01/18 ..........................................              235,000              235,148
          SFM Program, Series A, 6.45%, 7/01/26 ..........................................              555,000              505,233
          SFM Program, Series C, 6.20%, 7/01/15 ..........................................              440,000              422,932
          SFM Program, Series C, 6.40%, 7/01/26 ..........................................              260,000              236,057
          SFM Program, Series D, 6.80%, 7/01/27 ..........................................              355,000              355,043
          SFM Program, Series H, FHA Insured, 5.75%, 7/01/30 .............................            1,280,000            1,106,714
          SFMR, Refunding, Series G, 5.35%, 7/01/30 ......................................            5,880,000            5,098,607
       Polk Marion and Benton Counties School District No. 13J GO, FSA Insured,
          Pre-Refunded,
          5.80%, 6/15/20 .................................................................            1,985,000            2,111,385
       Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ..................              945,000              803,316
       Port of Portland International Airport Revenue,
          Portland International Airport, Refunding, Series D, FGIC Insured,
             5.00%, 7/01/23 ..............................................................            3,000,000            2,495,820
          Portland International Airport, Series 7B, MBIA Insured, Pre-Refunded,
             7.10%, 7/01/21 ..............................................................            2,800,000            3,134,152
          Portland International Airport, Series 12C, FGIC Insured, 5.00%, 7/01/18 .......            1,500,000            1,505,400
          Portland International Airport, Series A, AMBAC Insured, 5.50%, 7/01/24 ........           22,000,000           21,862,500
          Series Nineteen, 5.50%, 7/01/38 ................................................           23,000,000           22,059,760
       Port St. Helens PCR, Portland General Electric Co. Project, Series A,
          5.25%, 8/01/14 .................................................................            3,600,000            3,188,880
       Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21 ....            6,290,000            6,751,686
       Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35 ...............            5,000,000            4,734,950
       Portland GO,
          Central City Streetcar Project, Series A, 4.75%, 4/01/21 .......................            3,600,000            3,599,892
          Limited Tax, Series A, 5.00%, 6/01/24 ..........................................           10,000,000            9,872,700
          Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ...........................            6,315,000            6,190,089
          Limited Tax, Series B, zero cpn., 6/01/21 ......................................            1,000,000              502,760


                    158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, MBIA
          Insured, 6.00%, 7/01/33 ........................................................   $        2,000,000   $        1,700,700
       Portland MFR,
          Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ........................              925,000              925,999
          Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ...            3,150,000            2,608,483
       Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC
          Insured, 5.00%, 6/15/21 ........................................................            3,000,000            2,997,180
       Portland Sewer System Revenue,
          first lien, Series A, FSA Insured, 5.00%, 10/01/24 .............................            6,235,000            6,265,863
          second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ..................            2,500,000            2,506,975
          second lien, Series B, MBIA Insured, 5.00%, 6/15/28 ............................            5,105,000            4,925,968
       Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding,
          Series A, FGIC Insured, 5.00%,
          6/15/24 ........................................................................            1,295,000            1,151,113
          6/15/25 ........................................................................            2,385,000            2,094,245
       Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center,
          Series A, AMBAC Insured, 5.50%, 6/15/20 ........................................            3,000,000            3,079,110
       Portland Water System Revenue,
          MBIA Insured, 4.50%, 10/01/27 ..................................................            1,000,000              872,780
          MBIA Insured, 4.50%, 10/01/28 ..................................................            3,895,000            3,369,487
          second lien, Series A, MBIA Insured, 4.375%, 10/01/25 ..........................            3,415,000            2,993,077
       Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ................................            1,260,000            1,193,598
       Salem Hospital Facility Authority Revenue,
          Salem Hospital Project, Series A, 5.00%, 8/15/27 ...............................           11,000,000            9,323,160
          Salem Hospital Project, Series A, 5.00%, 8/15/36 ...............................           27,000,000           21,093,750
          Series A, 5.75%, 8/15/23 .......................................................           10,000,000            9,139,300
       Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 .............            9,500,000            9,684,585
       Southwestern Community College District GO, MBIA Insured, Pre-Refunded, 5.00%,
          6/01/28 ........................................................................            1,100,000            1,224,223
       Sunrise Water Authority Water Revenue, sub. lien,
          Series B, XLCA Insured, 5.00%, 9/01/25 .........................................            1,160,000            1,010,186
          XLCA Insured, 5.00%, 3/01/25 ...................................................            1,660,000            1,609,586
       Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO,
          FSA Insured, 5.00%, 6/15/25 ....................................................            1,560,000            1,535,836
       Tri-County Metropolitan Transportation District Revenue, Limited Obligation,
          Airport Light Rail,
          Series 1, Pre-Refunded, 5.65%, 6/01/29 .........................................           14,080,000           14,535,066
       Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, MBIA
          Insured, Pre-Refunded, 5.00%, 6/15/22 ..........................................            7,000,000            7,635,320
       Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,
          Series A, MBIA Insured, zero cpn., 6/15/27 .....................................            3,500,000            1,086,400
          Series A, MBIA Insured, zero cpn., 6/15/28 .....................................            2,960,000              857,867
          Series A, MBIA Insured, zero cpn., 12/15/31 ....................................            3,515,000              797,167
          Series B, MBIA Insured, 4.50%, 12/15/31 ........................................            2,900,000            2,364,573
       Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured,
          5 00%, 10/01/19 ................................................................            3,905,000            3,936,474
       Washington County GO,
          Obligations, Refunding, 5.00%, 6/01/24 .........................................            3,680,000            3,668,187
          Obligations, Refunding, 4.375%, 6/01/26 ........................................            1,000,000              885,490
          Pre-Refunded, 5.00%, 6/01/26 ...................................................           10,000,000           10,734,000


                    Quarterly Statements of Investments | 159

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%,
          6/01/22 ........................................................................   $        4,155,000   $        4,535,473
       Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO,
          FSA Insured, 5.60%, 4/01/20 ....................................................            1,000,000            1,052,590
       Yamhill County McMinnville School District No. 40 GO, FSA Insured, 5.00%, 6/15/28 .            4,000,000            3,760,320
                                                                                                                  ------------------
                                                                                                                         673,518,827
                                                                                                                  ------------------
       U.S. TERRITORIES 19.0%
       PUERTO RICO 18.2%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.625%, 5/15/43 .....................................................           10,000,000            6,956,100
       Puerto Rico Commonwealth GO,
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ........................           15,000,000           12,615,450
          Public Improvement, Series A, 5.00%, 7/01/29 ...................................           10,000,000            8,164,000
          Public Improvement, Series A, 5.125%, 7/01/31 ..................................            9,885,000            8,169,854
          Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ....................            5,115,000            5,538,778
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/28 ..............            4,500,000            4,214,565
          Series A, 5.375%, 7/01/33 ......................................................           10,000,000            8,372,300
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, Pre-Refunded, 5.50%, 7/01/36 .........................................           13,000,000           15,063,880
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .....................           10,000,000            8,065,800
          Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................           10,000,000           10,884,800
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/31 ........................................            6,250,000            5,048,438
       Puerto Rico Electric Power Authority Power Revenue,
          Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ..........................            9,150,000           10,147,075
          Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................           12,000,000           13,249,680
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................           10,000,000           11,230,000
          Series WW, 5.25%, 7/01/33 ......................................................            9,690,000            7,745,895
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3,
          MBIA Insured, 6.00%, 7/01/25 ...................................................           15,000,000           14,495,400
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.50%, 8/01/29 ...................................................            5,000,000            5,388,200
                                                                                                                  ------------------
                                                                                                                         155,350,215
                                                                                                                  ------------------
       VIRGIN ISLANDS 0.8%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
          10/01/15 .......................................................................            1,635,000            1,520,860
          10/01/18 .......................................................................            2,400,000            2,049,840
       Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
          7/01/18 ........................................................................            2,500,000            2,271,825
          7/01/21 ........................................................................            1,400,000            1,213,590
                                                                                                                  ------------------
                                                                                                                           7,056,115
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                               162,406,330
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $891,166,023) ...........                               835,925,157
                                                                                                                  ------------------


                    160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       SHORT TERM INVESTMENTS (COST $4,200,000) 0.5%
       MUNICIPAL BONDS 0.5%
       OREGON 0.5%
   (b) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
          Daily VRDN and Put, 0.85%, 8/15/37 .............................................   $        4,200,000   $        4,200,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $895,366,023) 98.1% .......................................                               840,125,157
       OTHER ASSETS, LESS LIABILITIES 1.9% ...............................................                                16,300,386
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      856,425,543
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                   Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------                                                         ------------------   ------------------
       MUNICIPAL BONDS 98.5%
       PENNSYLVANIA 91.6%
       Allegheny County Airport Authority Airport Revenue, Pittsburgh International
          Airport, Refunding, FGIC Insured, 5.75%, 1/01/18 ...............................   $        1,000,000   $          947,910
       Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ..............................            4,000,000            3,782,400
       Allegheny County GO,
          MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ....................................            1,000,000            1,092,190
          Notes, Series C-60, FSA Insured, 5.00%, 11/01/27 ...............................            3,000,000            2,865,600
          Series C-61, Assured Guaranty, 5.00%, 12/01/33 .................................            5,000,000            4,395,300
       Allegheny County Higher Education Building Authority University Revenue, Duquesne
          University,
          5.00%, 3/01/28 .................................................................            3,000,000            2,656,230
          5.00%, 3/01/33 .................................................................            1,300,000            1,115,127
          Series A, XLCA Insured, 5.00%, 3/01/29 .........................................            5,000,000            4,384,350
          Series A, XLCA Insured, 5.00%, 3/01/33 .........................................            6,630,000            5,638,815
       Allegheny County Hospital Development Authority Revenue, Health System, Series A,
          MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ....................................           10,000,000           10,951,100
       Allegheny County IDAR,
          County Guaranteed, Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 ..........            1,485,000            1,336,158
          County Guaranteed, Series B, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 .......            7,515,000            8,222,462
          Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ................            2,000,000            1,924,000
          Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ...............           10,000,000            7,614,600
          Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ................            7,530,000            5,745,465
          Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ..........................            5,000,000            5,470,700
       Allegheny County Port Authority Special Revenue, Transportation,
          MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ....................................           15,000,000           15,332,700
          Refunding, FGIC Insured, 5.00%, 3/01/25 ........................................           13,250,000           11,070,375
          Refunding, FGIC Insured, 5.00%, 3/01/29 ........................................           16,500,000           13,205,445
       Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
          Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..........................              265,000              230,672
          Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..........................            1,250,000              983,025
          Series II-2, GNMA Secured, 5.90%, 11/01/32 .....................................              780,000              649,022
       Allegheny County Sanitation Authority Sewer Revenue,
          FGIC Insured, 5.00%, 12/01/37 ..................................................           11,745,000            9,913,132
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/30 .............................            7,000,000            6,036,660
       Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ................            1,550,000            1,464,471
       Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 .........            4,430,000            3,922,499
       Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 ......................            2,500,000            2,483,900
       Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ..................................            6,000,000            5,394,360
       Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 .................................            3,675,000            3,478,645
       Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 .........            4,000,000            4,438,880
       Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ......            1,600,000            1,610,128
       Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36 ........            6,000,000            5,383,140
       Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
          5.55%, 7/01/09 .................................................................            1,215,000            1,207,273
          5.60%, 7/01/10 .................................................................              600,000              589,098
          5.75%, 7/01/12 .................................................................            1,795,000            1,717,851
          5.75%, 7/01/17 .................................................................            2,200,000            1,917,828
          5.625%, 7/01/21 ................................................................            1,500,000            1,209,375
       Connellsville Area School District GO, Series B, FSA Insured, 5.00%, 11/15/37 .....            1,000,000              920,860


                    162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of
          Independent Colleges and Universities of Pennsylvania Financing Program,
          Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .........................   $        1,200,000   $        1,275,312
          Series GG1, MBIA Insured, 5.00%, 5/01/34 .......................................            7,610,000            6,813,766
       Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
          Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ....................................            5,000,000            5,576,900
       Delaware County Authority College Revenue,
          Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 .................            5,245,000            5,376,440
          Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 ....................            1,140,000            1,103,611
          Eastern College, Series C, 5.625%, 10/01/28 ....................................            2,210,000            1,656,771
          Haverford College, 5.75%, 11/15/29 .............................................            3,500,000            3,548,090
          Haverford College, 6.00%, 11/15/30 .............................................            1,750,000            1,809,833
       Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A,
          5 00%, 12/15/31 ................................................................            5,000,000            3,175,950
       Delaware County Authority Revenue,
          Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 .........................            1,800,000            1,907,514
          Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ............           10,800,000           10,993,752
       Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
          6/01/29 ........................................................................            2,000,000            1,814,000
       Delaware County University Authority Revenue, Villanova University, Series A, MBIA
          Insured, 5.00%, 12/01/28 .......................................................            3,000,000            2,836,800
       Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
          AMBAC Insured, 5.60%, 7/01/17 ..................................................            5,000,000            5,526,200
       Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured,
          5.00%, 11/01/35 ................................................................            6,000,000            4,291,560
       Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
          Refunding, Series B, 6.00%, 9/01/16 ............................................              600,000              488,346
       Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ..................................            5,000,000            4,593,700
       Erie Higher Education Building Authority College Revenue, Mercyhurst College,
          5.50%, 3/15/38 .................................................................            2,000,000            1,379,300
       Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ..............            3,000,000            3,195,450
       Erie Water Authority Revenue, FSA Insured, 5.00%, 12/01/43 ........................            7,000,000            6,022,590
       Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 .....            3,610,000            3,544,298
       Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital,
          5.50%, 7/01/27 .................................................................            1,500,000            1,116,975
       Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured,
          5.00%, 11/01/29 ................................................................            1,250,000            1,164,700
       Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 ..            1,825,000            2,027,976
       Lancaster County Hospital Authority Revenue, Health Center,
          Masonic Homes Project, 5.00%, 11/01/31 .........................................            3,000,000            2,323,320
          Willow Valley Retirement Project, 5.875%, 6/01/21 ..............................            1,000,000              931,470
       Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured,
          5.00%, 12/01/32 ................................................................            1,700,000            1,494,946
          12/01/35 .......................................................................            2,500,000            2,165,500
       Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 .........................            1,500,000            1,150,605
       Lehigh County General Purpose Authority Revenues, Lehigh Valley Hospital, Health
          Network, Series B, FSA Insured, 5.25%, 7/01/19 .................................            2,750,000            2,828,815
       Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B,
          FSA Insured, 5.00%, 7/01/35 ....................................................           11,250,000            9,804,825


                    Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Lower Merion School District GO, 5.00%, 9/01/32 ...................................   $        5,000,000   $        4,778,800
       Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ..............            1,000,000            1,007,460
       Lycoming County Authority College Revenue, Pennsylvania College of Technology,
          AMBAC Insured, 5.25%, 5/01/32 ..................................................            5,030,000            4,826,939
          Refunding, AMBAC Insured, 5.35%, 7/01/26 .......................................            2,400,000            2,343,816
       Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ...................................            2,000,000            1,761,040
       Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ..........            5,000,000            4,399,600
       Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
          5.00%, 1/01/27 .................................................................            1,000,000              775,090
          5.125%, 1/01/37 ................................................................            2,000,000            1,437,940
          5.25%, 1/01/43 .................................................................            2,000,000            1,430,640
       Montgomery County GO, 5.00%, 9/15/22 ..............................................            3,335,000            3,364,048
       Montgomery County Higher Education and Health Authority Revenue, Foulkeways at
          Gwynedd Project, Pre-Refunded, 6.75%,
          11/15/24 .......................................................................              400,000              424,660
          11/15/30 .......................................................................            1,000,000            1,061,650
       Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life
          Communities Inc. Obligated Group,
          5.25%, 11/15/28 ................................................................            5,000,000            3,601,400
          Refunding, Series B, 5.00%, 11/15/22 ...........................................            1,000,000              758,120
       Montour School District GO, FSA Insured, 5.00%,
          4/01/32 ........................................................................            5,000,000            4,651,150
          4/01/37 ........................................................................           16,000,000           14,626,400
       Muhlenberg School District GO, Series AA, FGIC Insured, Pre-Refunded, 6.00%,
          9/01/23 ........................................................................            4,000,000            4,281,400
       Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 ....            5,000,000            5,379,000
       Northampton Borough Municipal Authority Water Revenue, MBIA Insured,
          5.00%, 5/15/34 .................................................................              445,000              392,588
          Pre-Refunded, 5.00%, 5/15/34 ...................................................            1,955,000            2,168,877
       Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
          Project, Series A, 5.50%, 8/15/35 ..............................................           10,000,000            7,009,800
       Northampton County General Purpose Authority Revenue, Lafayette College, Refunding,
          5.00%, 11/01/34 ................................................................           20,000,000           18,441,400
       Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
          4/01/30 ........................................................................            1,000,000              919,400
          4/01/31 ........................................................................            2,000,000            1,822,880
       Norwin School District GO,
          FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....................................            5,000,000            5,285,700
          FSA Insured, 5.00%, 4/01/37 ....................................................           10,000,000            8,810,500
          FSA Insured, Pre-Refunded, 5.00%, 4/01/35 ......................................            3,000,000            3,343,890
          Series A, MBIA Insured, 5.00%, 4/01/30 .........................................            1,000,000              897,540
          Series B, MBIA Insured, Pre-Refunded, 5.00%, 4/01/31 ...........................            6,390,000            6,675,889
       Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 ..........            2,835,000            3,092,928
       Pennsylvania Economic Development Financing Authority Revenue, Lincoln University,
          Series A, FGIC Insured, 5.00%, 6/01/33 .........................................            3,325,000            2,853,714
       Pennsylvania HFA, SFMR, Refunding, Series 103C, 5.45%, 10/01/38 ...................           10,000,000            8,732,600
       Pennsylvania HFAR,
          Future Income Growth Securities, SFM, Series 64, 5.25%, 4/01/30 ................            3,050,000            2,326,540
          SFM, Refunding, Series 63A, zero cpn., 4/01/30 .................................           10,885,000            2,223,370
          SFM, Refunding, Series 72A, 5.25%, 4/01/21 .....................................            7,000,000            5,928,790


                    164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT            VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Pennsylvania State Higher Educational Facilities Authority College and
          University Revenues, Allegheny College, Series B, 6.125%, 11/01/13 .............   $           35,000   $           35,068
          Drexel University, MBIA Insured, 5.75%, 5/01/22 ................................            3,095,000            3,121,988
          Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ........            2,500,000            2,649,700
       Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
          Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/21 ...............................................................           17,000,000           14,739,170
       Pennsylvania State Higher Educational Facilities Authority Revenue,
          Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .............................            1,500,000            1,444,920
          Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37 ...................            5,000,000            4,575,400
          Drexel University, Series A, 5.00%, 5/01/20 ....................................            1,485,000            1,463,378
          Drexel University, Series A, 5.20%, 5/01/29 ....................................              750,000              685,643
          Drexel University, Series A, MBIA Insured, 5.00%, 5/01/37 ......................           25,525,000           22,317,528
          La Salle University, Series A, 5.00%, 5/01/37 ..................................            2,500,000            1,667,325
          Philadelphia University, Refunding, 5.00%, 6/01/30 .............................            2,295,000            1,604,595
          Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 ........            5,000,000            4,266,400
          State System of Higher Education, MBIA Insured, 5.00%, 6/15/37 .................            7,000,000            6,213,340
          State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ........            3,140,000            3,133,218
          Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 ....            1,500,000            1,631,595
          Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 .....................            5,000,000            4,606,200
          Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 .....................           10,000,000            9,035,400
          Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 .......            5,000,000            4,587,000
          University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32 ............            5,000,000            4,559,850
          University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%,
             11/01/36 ....................................................................            8,315,000            6,770,239
          Widener University, 5.00%, 7/15/31 .............................................              500,000              362,255
          Widener University, 5.00%, 7/15/39 .............................................            5,750,000            3,952,665
       Pennsylvania State Public School Building Authority Community College Revenue,
          Community College Philadelphia Project, 6.00%, 6/15/28 .........................            5,000,000            4,932,000
       Pennsylvania State Public School Building Authority Lease Revenue, School
          District of Philadelphia Project,
          FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ......................................           15,000,000           16,497,600
          Refunding, Series B, FSA Insured, 5.00%, 6/01/26 ...............................           10,000,000            9,234,300
          Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ...............................            5,000,000            4,268,600
       Pennsylvania State Public School Building Authority Revenue,
          Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..................            1,000,000              925,350
          Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...................            2,500,000            2,362,450
          Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%,
             10/01/31 ....................................................................            1,000,000            1,077,180
       Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA
          Insured, 5.00%, 12/01/24 .......................................................            1,655,000            1,574,468
          Pre-Refunded, 5.00%, 12/01/31 ..................................................            5,000,000            5,526,550
       Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
          7/15/28 ........................................................................           10,000,000           10,863,900
          7/15/31 ........................................................................           10,000,000           10,863,900
       Pennsylvania State Turnpike Commission Turnpike Revenue,
          Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38 ..........            5,000,000            5,188,350
          Series A, AMBAC Insured, 5.00%, 12/01/34 .......................................            5,000,000            4,418,350
          Series R, AMBAC Insured, 5.00%, 12/01/26 .......................................            2,000,000            1,902,000
          Series R, AMBAC Insured, 5.00%, 12/01/30 .......................................           11,125,000           10,074,355
       Pennsylvania State University Revenue, 5.00%, 9/01/35 .............................            1,000,000              925,500


                    Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Philadelphia Authority for IDR,
          Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%,
             12/01/23 ....................................................................   $        6,205,000   $        5,167,276
          Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%,
             12/01/25 ....................................................................            5,690,000            4,602,812
          Please Touch Museum Project, 5.25%, 9/01/36 ....................................            7,210,000            5,096,893
          Series B, AMBAC Insured, 5.25%, 7/01/31 ........................................            2,000,000            1,574,120
       Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20              865,000            1,020,363
       Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
          Temple University Health System, Refunding, Series A,
          5.50%, 7/01/30 .................................................................            5,000,000            3,311,500
          5.00%, 7/01/34 .................................................................            5,000,000            2,965,150
       Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
          5.00%, 12/01/21 ................................................................            5,000,000            4,878,700
       Philadelphia IDA Lease Revenue, Series B, FSA Insured, Pre-Refunded, 5.125%,
          10/01/26 .......................................................................           12,000,000           13,080,000
       Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
          9/01/22 ........................................................................            3,250,000            3,281,102
          9/01/29 ........................................................................           13,000,000           12,725,570
       Philadelphia RDAR, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
          4/15/31 ........................................................................           14,565,000           11,029,929
       Philadelphia School District GO,
          Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ...........................            8,000,000            8,399,120
          Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 ..........................            5,000,000            5,582,800
          Series E, 6.00%, 9/01/38 .......................................................            5,000,000            4,890,950
       Philadelphia Water and Wastewater Revenue, Series A,
          FGIC Insured, 5.00%, 11/01/31 ..................................................            2,765,000            2,366,121
          FGIC Insured, Pre-Refunded, 5.00%, 11/01/31 ....................................              250,000              273,048
          FSA Insured, 5.00%, 7/01/28 ....................................................            5,000,000            4,667,800
          FSA Insured, 5.00%, 7/01/29 ....................................................           11,645,000           10,704,783
          FSA Insured, 5.00%, 7/01/35 ....................................................            4,500,000            3,986,550
       Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 .....................              200,000              175,850
       Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded,
          6.00%, 12/01/24 ................................................................            2,000,000            2,130,060
       Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 .....            1,310,000            1,066,484
       Pittsburgh Urban RDA Tax Allocation, Pre-Refunded, 6.10%, 5/01/19 .................            1,000,000            1,020,650
       Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...              825,000              916,946
       Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ..........            8,870,000            9,578,713
       Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27 ..........            3,685,000            3,532,330
(a)    Reading GO, FSA Insured, 6.00%, 11/01/28 ..........................................            2,000,000            1,927,940
       Reading School District GO, FSA Insured, 5.00%, 1/15/36 ...........................           18,500,000           16,450,385
       Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
          Refunding, Series A, 5.875%, 12/01/31 ..........................................              555,000              472,760
          Series A, Pre-Refunded, 5.875%, 12/01/31 .......................................            1,945,000            2,159,067
       Scranton School District GO,
          Series A, FSA Insured, 5.00%, 7/15/38 ..........................................            5,430,000            4,798,437
          Series C, FSA Insured, 5.00%, 7/15/38 ..........................................            5,000,000            4,418,450
       Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton,
          XLCA Insured, 5.00%, 11/01/37 ..................................................            8,125,000            6,888,862
       Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 .....            2,000,000            2,181,060
       Snyder County Higher Education Authority University Revenue, Susquehanna
          University Project, 5.00%, 1/01/38 .............................................            4,000,000            3,336,120


                    166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT           VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Southcentral General Authority Revenue,
          WellSpan Health Obligated Group, MBIA Insured, ETM, 5.25%, 5/15/31 .............   $        1,875,000   $        1,918,819
          WellSpan Health Obligated Group, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 ....            8,125,000            8,846,987
          WellSpan Health Obligated Group, Series A, 6.00%, 6/01/25 ......................           10,000,000            9,605,900
       York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 ............            2,090,000            1,773,470
       Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 9/01/25 .................................................................            6,900,000            7,523,001
       Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 ....................            5,025,000            4,712,746
       State Public School Building Authority College Revenue,
          Delaware County Community College Project, FSA Insured, 5.00%, 10/01/32 ........            1,000,000              914,160
          Montgomery County Community College, FSA Insured, 5.00%, 5/01/28 ...............            1,225,000            1,182,162
          Westmoreland County Community College, FGIC Insured, 5.25%, 10/15/22 ...........            2,170,000            2,132,133
       State Public School Building Authority School Revenue, Northwestern School
          District Project, Series E, FGIC Insured, Pre-Refunded, 5.75%, 1/15/19 .........            3,000,000            3,015,990
       Susquehanna Area Regional Airport Authority Airport System Revenue,
          Series A, 6.50%, 1/01/38 .......................................................            4,000,000            2,984,680
          Series A, AMBAC Insured, 5.00%, 1/01/28 ........................................            2,000,000            1,588,600
       Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 .......................            2,915,000            2,882,498
       Upper St. Clair Township School District GO,
          FSA Insured, Pre-Refunded, 5.00%, 7/15/28 ......................................              465,000              503,107
          Refunding, FSA Insured, 5.00%, 7/15/28 .........................................              535,000              515,537
       Washington County Authority Revenue, Capital Projects and Equipment Program,
          Refunding, AMBAC Insured, 6.15%, 12/01/29 ......................................            1,000,000              983,340
       Washington County GO,
          Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27 ............................            4,295,000            4,186,122
          Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27 .........................              705,000              771,792
       West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
          9/01/19 ........................................................................            2,000,000            1,961,940
          9/01/20 ........................................................................            3,805,000            3,628,144
       Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding,
          5.00%, 3/01/37 .................................................................            4,500,000            2,981,565
       Wyoming Area School District GO, Refunding, Series A, MBIA Insured, 5.00%,
          9/01/26 ........................................................................            5,005,000            4,673,719
                                                                                                                  ------------------
                                                                                                                         839,079,463
                                                                                                                  ------------------
       U.S. TERRITORIES 6.9%
       PUERTO RICO 6.5%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A, 6.00%, 7/01/44 .......................................................            2,100,000            1,831,179
       Puerto Rico Commonwealth GO,
          Public Improvement, Series A, 5.00%, 7/01/29 ...................................            4,000,000            3,265,600
          Public Improvement, Series A, 5.00%, 7/01/33 ...................................           13,960,000           11,042,918
          Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33 .....................           16,040,000           17,742,165
          Series A, 5.00%, 7/01/28 .......................................................            5,000,000            3,987,200
          Series A, 5.25%, 7/01/37 .......................................................           10,000,000            7,822,400
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
          Revenue, 5.00%, 7/01/37 ........................................................            7,010,000            5,065,706
       Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 .....            5,100,000            3,940,005
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%,
          7/01/36 ........................................................................            5,950,000            4,643,797
                                                                                                                  ------------------
                                                                                                                          59,340,970
                                                                                                                  ------------------


                    Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT          VALUE
------------------------------------------                                                   ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%,
          10/01/33 .......................................................................   $        5,000,000   $        3,780,150
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                63,121,120
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $985,734,789) 98.5% .......................................                               902,200,583
       OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................                                13,679,992
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      915,880,575
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a)  Security purchased on a when-issued basis.

                     See Notes to Statements of Investments.


                    168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS 98.2%
       VIRGINIA 79.9%
       Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
          5.375%, 7/01/28 ................................................................   $        5,000,000   $        4,051,350
       Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded,
          5.875%, 1/01/29 ................................................................            2,500,000            2,534,300
   (a) Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
          6.30%, 12/01/25 ................................................................            2,000,000            1,264,420
          Series A, 6.55%, 12/01/25 ......................................................            5,000,000            3,255,250
       Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ...............................            1,245,000            1,285,811
       Capital Region Airport Commission Airport Revenue, FSA Insured, 5.00%,
          7/01/31 ........................................................................            2,000,000            1,832,200
          7/01/38 ........................................................................            5,895,000            5,265,827
       Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 .................            1,000,000              932,010
       Charlotte County IDA, Hospital Revenue, Halifax Regional Hospital Inc.,
          5.00%, 9/01/37 .................................................................            2,500,000            1,790,400
       Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
          7/15/19 ........................................................................            2,845,000            2,660,132
          7/15/32 ........................................................................            8,000,000            6,524,320
       Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured,
          5.00%, 2/15/30 .................................................................            1,410,000            1,296,608
       Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured,
          5.375%, 9/01/29 ................................................................            8,000,000            7,847,360
       Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A,
          5.00%,
          8/15/18 ........................................................................            2,100,000            2,069,739
          8/15/25 ........................................................................            5,000,000            4,530,700
       Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center,
          Refunding, Series A, FHA Insured,
          5.90%, 6/15/17 .................................................................              920,000              913,293
          6.00%, 12/15/28 ................................................................            1,000,000              920,860
       Fairfax County Water Authority Water Revenue,
          Pre-Refunded, 5.00%, 4/01/27 ...................................................            2,830,000            3,077,144
          Refunding, 5.00%, 4/01/27 ......................................................           11,420,000           11,244,132
       Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
          Series B, FSA Insured, 5.00%,
          4/01/29 ........................................................................            7,115,000            6,699,982
          4/01/35 ........................................................................            6,000,000            5,479,560
       Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured,
          Pre-Refunded, 5.50%, 11/01/30 ..................................................            1,715,000            1,845,837
       Greater Richmond Convention Center Authority Hotel Tax Revenue,
          Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .............            8,000,000            8,626,720
          Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ..............            8,175,000            8,830,880
          Refunding, MBIA Insured, 5.00%, 6/15/30 ........................................           17,555,000           15,472,275
       Hampton Convention Center Revenue, Refunding, AMBAC Insured,
          5.25%, 1/15/23 .................................................................            3,000,000            3,004,200
          5.125%, 1/15/28 ................................................................            2,605,000            2,553,551
          5.00%, 1/15/35 .................................................................            8,600,000            7,680,746
       Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA
          Insured, 5.00%, 7/01/28 ........................................................           10,000,000            8,305,000
       Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
          5.00%, 4/01/33 .................................................................           10,000,000            9,474,100
          Refunding, 5.00%, 4/01/38 ......................................................           22,400,000           20,838,048
       Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 .....................................            1,000,000            1,041,890


                    Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC
          Insured, 5.00%,
          8/15/42 ........................................................................   $        8,595,000   $        5,983,753
          8/15/46 ........................................................................           15,000,000           10,370,400
       Isle Wight County IDA Environmental Improvement Revenue, International Paper Co.
          Project, Series A, 6.60%, 5/01/24 ..............................................            2,000,000            1,530,880
       Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%,
          1/01/18 ........................................................................            4,155,000            3,445,700
       King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 .................            3,595,000            3,305,495
       Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A,
          Pre-Refunded, 6.10%, 6/01/32 ...................................................            1,500,000            1,679,430
       Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33                   15,060,000           14,175,827
       Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11,
          Series C, 5.00%, 11/01/35 ......................................................            5,000,000            4,991,750
       Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29 ..........................            5,545,000            5,029,426
       Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5 00%,
          5/15/28 ........................................................................            1,000,000              926,130
       Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured,
          Pre-Refunded,
          5.875%, 8/01/21 ................................................................            1,420,000            1,492,718
          6.10%, 8/01/26 .................................................................            1,725,000            1,815,873
       Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
          1/15/22 ........................................................................            1,000,000            1,083,490
       Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%,
          2/01/29 ........................................................................            6,500,000            5,773,690
       Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ...................................            5,870,000            5,437,087
       Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA
          Secured, 6.25%, 8/01/36 ........................................................            2,950,000            2,830,024
       Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37 ...........................            1,345,000            1,256,096
       Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ........            1,440,000            1,166,299
       Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 ..............................            5,000,000            5,009,750
       Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
          7/01/33 ........................................................................            2,600,000            2,324,062
       Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured,
          Pre-Refunded, 5.00%, 2/01/34 ...................................................            1,000,000            1,089,220
       Patrick County EDA Lease Revenue, School Projects, Assured Guaranty,
          5.25%, 3/01/39 .................................................................            6,435,000            5,705,721
       Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital
          Project, Refunding, FHA Insured, 8.70%, 8/01/23 ................................               50,000               52,383
       Pittsylvania County GO, Series B, 5.75%, 2/01/30 ..................................            5,800,000            5,743,450
       Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5 25%,
          7/15/33 ........................................................................            1,000,000              949,650
       Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
          AMBAC Insured, 6.00%, 12/01/33 .................................................            2,080,000            1,770,434
       Prince William County Service Authority Water and Sewer System Revenue,
          FGIC Insured, Pre-Refunded, 5.50%, 7/01/29 .....................................            5,000,000            5,178,950
          Refunding, 5.00%, 7/01/32 ......................................................            2,045,000            1,947,024
       Richmond GO, FGIC Insured, 5.00%, 7/15/19 .........................................            3,690,000            3,749,520
       Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
          1/01/31 ........................................................................            4,400,000            4,008,048
       Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured,
          5.00%, 8/01/22 .................................................................            2,000,000            1,988,140
       Richmond Public Utility Revenue,
          FSA Insured, 5.00%, 1/15/35 ....................................................            3,500,000            3,245,060
          FSA Insured, Pre-Refunded, 5.00%, 1/15/33 ......................................            8,500,000            9,196,915
          Refunding, FSA Insured, 5.00%, 1/15/37 .........................................            6,285,000            5,755,677


                   170 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Riverside Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
          7/01/28 ........................................................................   $        7,000,000   $        6,446,020
          7/01/32 ........................................................................           22,000,000           19,640,720
       Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty,
          5.125%, 10/15/37 ...............................................................           10,000,000            9,134,500
       Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties
          Program, Series A, MBIA Insured, 5.25%, 8/01/31 ................................            5,000,000            4,788,850
          Series C, MBIA Insured, 5.00%, 8/01/35 .........................................            7,735,000            6,892,504
          XLCA Insured, 5.00%, 8/01/37 ...................................................            3,985,000            3,430,806
       Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation,
          5.25%, 6/15/37 .................................................................            5,000,000            3,813,450
       University of Virginia Revenue,
          General, 5.00%, 6/01/37 ........................................................            6,250,000            5,914,500
          Series B, 5.00%, 6/01/33 .......................................................           14,000,000           13,446,020
       Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27 ......            5,635,000            5,403,965
       Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21 ..............            1,865,000            1,967,258
       Virginia College Building Authority Educational Facilities Revenue,
          21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 .....................            1,000,000            1,048,400
          Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 .......................            1,500,000            1,600,395
          Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 ........            5,000,000            5,410,150
          Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 ........            4,050,000            4,382,222
       Virginia Commonwealth Transportation Board Transportation Revenue,
          Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ..            8,920,000            8,730,450
          U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%,
             5/15/24 .....................................................................            2,000,000            2,144,220
          U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%,
             5/15/26 .....................................................................           10,000,000           10,721,100
       Virginia Port Authority Port Facility Revenue, MBIA Insured, 4.75%, 7/01/28 .......            1,500,000            1,323,735
       Virginia State HDA, MFHR,
          Series C, 5.30%, 11/01/16 ......................................................            1,000,000              989,780
          Series H, 5.55%, 5/01/15 .......................................................            1,000,000              988,400
       Virginia State HDA Rental Housing Revenue,
          Series J, 5.80%, 2/01/19 .......................................................            2,000,000            1,864,400
          Series L, 5.75%, 2/01/15 .......................................................            1,000,000            1,001,130
       Virginia State Public School Authority GO, School Financing,
          Series A, 5.00%, 8/01/20 .......................................................            3,000,000            3,053,430
          Series A, 5.00%, 8/01/21 .......................................................            4,000,000            4,047,800
          Series C, 5.00%, 8/01/22 .......................................................            2,000,000            2,015,560
          Series C, 5.00%, 8/01/26 .......................................................           10,925,000           10,773,033
       Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A,
          5.00%, 8/01/27 .................................................................            3,000,000            2,738,070
       Virginia State Resources Authority Infrastructure Revenue,
          Senior Series A, 5.00%, 11/01/31 ...............................................            5,000,000            4,814,950
          Senior Series A, 5.00%, 11/01/36 ...............................................            4,915,000            4,626,244
          Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 ..............            5,000,000            4,767,050
          Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38 ............            4,285,000            4,007,803
          Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32 ............            2,505,000            2,400,416
       Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service
          District Project, 5.00%, 11/01/35 ..............................................            1,150,000            1,071,202
       Winchester IDA Hospital Revenue, Valley Health System Obligated, 5.25%, 1/01/37 ...            5,000,000            4,135,250


                    Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       York County Sewer Revenue, Pre-Refunded, 5.875%,
          6/01/24 ........................................................................   $          500,000   $          516,840
          6/01/29 ........................................................................            1,500,000            1,550,520
                                                                                                                  ------------------
                                                                                                                         464,757,860
                                                                                                                  ------------------
       DISTRICT OF COLUMBIA 3.4%
       Metropolitan Washington D.C. Airports Authority Airport System Revenue,
          Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 .............................            1,000,000              802,800
          Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ..............................           10,000,000            7,607,500
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ..........................            6,655,000            7,316,307
       Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding,
          Series A, FGIC Insured, 5.00%, 10/01/27 ........................................            5,000,000            3,898,450
                                                                                                                  ------------------
                                                                                                                          19,625,057
                                                                                                                  ------------------
       U.S. TERRITORIES 14.9%
       PUERTO RICO 14.4%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A,
          6.00%, 7/01/38 .................................................................            1,100,000              963,875
          Assured Guaranty, 5.00%, 7/01/28 ...............................................            7,000,000            6,167,350
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
          5.125%, 7/01/28 ................................................................            5,000,000            4,048,600
          5.00%, 7/01/29 .................................................................            8,000,000            6,531,200
          5.125%, 7/01/31 ................................................................            3,315,000            2,739,814
          5.00%, 7/01/33 .................................................................              900,000              711,936
          6.00%, 7/01/38 .................................................................            5,000,000            4,436,950
          Pre-Refunded, 5.125%, 7/01/31 ..................................................            1,685,000            1,824,602
          Pre-Refunded, 5.00%, 7/01/33 ...................................................            1,100,000            1,216,732
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, Pre-Refunded, 5.50%, 7/01/36 .........................................            4,500,000            5,214,420
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Series D, Pre-Refunded, 5.375%, 7/01/36 ...............................            5,000,000            5,442,400
          Series D, Pre-Refunded, 5.25%, 7/01/38 .........................................            3,000,000            3,252,750
          Series G, 5.00%, 7/01/33 .......................................................            1,695,000            1,340,440
          Series G, Pre-Refunded, 5.00%, 7/01/33 .........................................            3,305,000            3,663,262
       Puerto Rico Electric Power Authority Power Revenue,
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...........................            5,910,000            6,309,043
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................            3,000,000            3,369,000
          Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..........................            1,000,000            1,123,000
          Series TT, 5.00%, 7/01/32 ......................................................           10,000,000            7,725,500
          Series WW, 5.50%, 7/01/38 ......................................................            6,700,000            5,406,163
       Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27            2,580,000            2,231,468
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...........................................            1,315,000            1,103,509
          Refunding, Series N, 5.00%, 7/01/32 ............................................            5,000,000            3,872,100
          Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................            3,685,000            4,024,204
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 ...................................................            1,000,000            1,039,520
                                                                                                                  ------------------
                                                                                                                          83,757,838
                                                                                                                  ------------------


                    172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT           VALUE
--------------------------------------                                                       ------------------   ------------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.5%
       Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
          10/01/15 .......................................................................   $        1,500,000   $        1,395,285
          10/01/18 .......................................................................            1,500,000            1,281,150
                                                                                                                  ------------------
                                                                                                                           2,676,435
                                                                                                                  ------------------
       TOTAL U.S. TERRITORIES ............................................................                                86,434,273
                                                                                                                  ------------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $620,221,181) ...........                               570,817,190
                                                                                                                  ------------------
       SHORT TERM INVESTMENTS (COST $1,900,000) 0.3%
       MUNICIPAL BONDS 0.3%
       VIRGINIA 0.3%
   (b) Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic
          Obligation, Series B, Daily VRDN and Put, 0.90%, 7/01/42 .......................            1,900,000            1,900,000
                                                                                                                  ------------------
       TOTAL INVESTMENTS (COST $622,121,181) 98.5% .......................................                               572,717,190
       OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................                                 8,533,517
                                                                                                                  ------------------
       NET ASSETS 100.0% .................................................................                        $      581,250,707
                                                                                                                  ==================

See Selected Portfolio Abbreviations on page 174.

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                   Quarterly Statements of Investments | 173

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Note
BHAC     - Berkshire Hathaway Assurance Corp.
BIG      - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CDR      - Community Development Revenue
CFD      - Community Facilities District
CIFG     - CDC IXIS Financial Guaranty
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FICO     - Financing Corp.
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority Revenue
IDB      - Industrial Development Bond/Board
IDR      - Industrial Development Revenue
ISD      - Independent School District
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Security
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
PBA      - Public Building Authority
PCC      - Pollution Control Corp.
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RAN      - Revenue Anticipation Note
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
SF       - Single Family
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
TRAN     - Tax and Revenue Anticipation Note
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance

                    See Notes to Statements of Investments.


                    174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds). All Funds are diversified, except the Franklin Double Tax-Free Income Fund, which is non-diversified. Effective May 21, 2008, the Franklin Florida Insured Tax-Free Income Fund merged into the Franklin Insured Tax-Free Income Fund. Effective November 12, 2008, the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund merged into the Franklin Federal Limited-Term Tax-Free Income Fund.

On December 2, 2008, the Trust's Board of Trustees approved a proposal to change the names of the following funds, effective February 2009, as follows:

FORMER NAME                                           NEW NAME
---------------------------------------------------   -------------------------------------------
Franklin Massachusetts Insured Tax-Free Income Fund   Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund        Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund       Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund            Franklin Ohio Tax-Free Income Fund

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 175

Franklin Tax-Free Trust

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                  ALABAMA         ARIZONA         COLORADO
                                                  TAX-FREE        TAX-FREE        TAX-FREE
                                                INCOME FUND     INCOME FUND      INCOME FUND
                                                ------------   --------------   ------------
Cost of investments .........................   $270,572,947   $1,044,814,822   $555,814,998
                                                ------------   --------------   ------------
Unrealized appreciation .....................   $  5,638,195   $   23,492,661   $ 11,468,421
Unrealized depreciation .....................    (24,930,080)    (118,649,107)   (66,495,990)
                                                ------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $(19,291,885)  $  (95,156,446)  $(55,027,569)
                                                ============   ==============   ============

                                                                                  FRANKLIN
                                                                                  FEDERAL
                                                  FRANKLIN        FRANKLIN      INTERMEDIATE-
                                                CONNECTICUT        DOUBLE          TERM
                                                  TAX-FREE        TAX-FREE        TAX-FREE
                                                INCOME FUND     INCOME FUND     INCOME FUND
                                                ------------    ------------    ------------
Cost of investments .........................   $423,672,193    $580,692,000    $885,084,027
                                                ------------    ------------    ------------
Unrealized appreciation .....................   $  6,280,854    $ 12,534,203    $  9,659,068
Unrealized depreciation .....................    (42,945,784)    (84,345,628)    (51,847,524)
                                                ------------    ------------    ------------
Net unrealized appreciation (depreciation) ..   $(36,664,930)   $(71,811,425)   $(42,188,456)
                                                ============    ============    ============

                                                FRANKLIN FEDERAL      FRANKLIN        FRANKLIN
                                                  LIMITED-TERM        FLORIDA         GEORGIA
                                                    TAX-FREE          TAX-FREE        TAX-FREE
                                                   INCOME FUND       INCOME FUND     INCOME FUND
                                                ----------------   --------------   ------------
Cost of investments .........................     $151,746,000     $1,350,268,643   $371,283,795
                                                  ------------     --------------   ------------
Unrealized appreciation .....................     $    728,419     $   36,400,317   $  7,185,463
Unrealized depreciation .....................       (1,187,368)      (103,283,228)   (32,571,418)
                                                  ------------     --------------   ------------
Net unrealized appreciation (depreciation) ..     $   (458,949)    $  (66,882,911)  $(25,385,955)
                                                  ============     ==============   ============

                                                    FRANKLIN         FRANKLIN        FRANKLIN
                                                   HIGH YIELD         INSURED        KENTUCKY
                                                    TAX-FREE         TAX-FREE        TAX-FREE
                                                  INCOME FUND       INCOME FUND     INCOME FUND
                                                ---------------   --------------   ------------
Cost of investments .........................   $ 5,975,253,497   $2,149,436,730   $165,591,494
                                                ---------------   --------------   ------------
Unrealized appreciation .....................   $   148,484,926   $   34,534,143   $  2,140,050
Unrealized depreciation .....................    (1,172,364,254)    (214,791,921)   (15,200,016)
                                                ---------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $(1,023,879,328)  $ (180,257,778)  $(13,059,966)
                                                ===============   ==============   ============


                    176 | Quarterly Statements of Investments

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                  FRANKLIN       FRANKLIN         FRANKLIN
                                                 LOUISIANA       MARYLAND       MASSACHUSETTS
                                                 TAX-FREE        TAX-FREE     INSURED TAX-FREE
                                                INCOME FUND     INCOME FUND      INCOME FUND
                                                -----------    ------------   ----------------
Cost of investments .........................   $332,076,578   $555,883,996     $530,243,443
                                                ------------   ------------     ------------
Unrealized appreciation .....................   $  3,151,927   $  7,332,321     $ 12,342,999
Unrealized depreciation .....................    (37,968,902)   (77,317,516)     (46,028,746)
                                                ------------   ------------     ------------
Net unrealized appreciation (depreciation) ..   $(34,816,975)  $(69,985,195)    $(33,685,747)
                                                ============   ============     ============

                                                    FRANKLIN          FRANKLIN         FRANKLIN
                                                    MICHIGAN          MINNESOTA        MISSOURI
                                                INSURED TAX-FREE   INSURED TAX-FREE    TAX-FREE
                                                   INCOME FUND       INCOME FUND      INCOME FUND
                                                ----------------   ----------------   ------------
Cost of investments .........................   $1,562,351,461       $686,367,581     $769,341,471
                                                --------------       ------------     ------------
Unrealized appreciation .....................   $   41,432,942       $ 10,745,018     $ 13,627,808
Unrealized depreciation .....................     (106,954,045)       (36,621,731)     (76,211,973)
                                                --------------       ------------     ------------
Net unrealized appreciation (depreciation) ..   $  (65,521,103)      $(25,876,713)    $(62,584,165)
                                                ==============       ============     ============

                                                   FRANKLIN        FRANKLIN          FRANKLIN
                                                  NEW JERSEY     NORTH CAROLINA    OHIO INSURED
                                                   TAX-FREE        TAX-FREE          TAX-FREE
                                                  INCOME FUND     INCOME FUND       INCOME FUND
                                                --------------   --------------   --------------
Cost of investments .........................   $1,372,740,140    $ 943,739,986   $1,337,833,537
                                                --------------    -------------   --------------
Unrealized appreciation .....................   $   36,514,333    $  11,005,299   $   39,023,100
Unrealized depreciation .....................     (139,015,790)    (106,060,410)     (89,322,206)
                                                --------------    -------------   --------------
Net unrealized appreciation (depreciation) ..   $ (102,501,457)   $ (95,055,111)  $  (50,299,106)
                                                ==============    =============   ==============

                                                  FRANKLIN        FRANKLIN       FRANKLIN
                                                   OREGON       PENNSYLVANIA     VIRGINIA
                                                  TAX-FREE       TAX-FREE        TAX-FREE
                                                INCOME FUND     INCOME FUND     INCOME FUND
                                                ------------   -------------   ------------
Cost of investments .........................   $895,358,369   $ 986,334,335   $622,090,160
                                                ------------   -------------   ------------
Unrealized appreciation .....................   $ 20,957,997   $  21,497,775   $ 10,531,795
Unrealized depreciation .....................    (76,191,209)   (105,631,527)   (59,904,765)
                                                ------------   -------------   ------------
Net unrealized appreciation (depreciation) ..   $(55,233,212)  $ (84,133,752)  $(49,372,970)
                                                ============   =============   ============

4. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on March 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 177

Franklin Tax-Free Trust

4. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    178 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/JENNIFER J. BOLT
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JENNIFER J. BOLT
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  January 27, 2009


By /s/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  January 27, 2009